Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (99.7%)
Australia ( 4 .8% )
ANZ Group Holdings Ltd. 38,657 $ 937,490
APA Group 10,465 62,645
ASX Ltd. 1,917 65,808
BlueScope Steel Ltd. 15,645 251,307
Brambles Ltd. 22,022 337,429
CAR Group Ltd. 4,727 97,034
Cochlear Ltd. 978 170,124
Coles Group Ltd. 24,745 354,051
Commonwealth Bank of Australia 18,847 2,019,576
Computershare Ltd. 4,559 103,869
CSL Ltd. 5,115 589,340
Evolution Mining Ltd. 50,638 428,499
Fortescue Ltd. 41,928 615,854
Goodman Group 23,758 491,185
Insurance Australia Group Ltd. 33,887 180,464
Macquarie Group Ltd. 4,532 614,564
Medibank Pvt. Ltd. 38,144 121,931
National Australia Bank Ltd. 36,274 1,024,217
Northern Star Resources Ltd. 37,817 674,590
Pro Medicus Ltd. 446 65,739
Qantas Airways Ltd. 23,678 164,020
QBE Insurance Group Ltd. 18,167 241,141
REA Group Ltd. 594 72,697
Reece Ltd.(a) 7,536 67,391
Scentre Group 40,255 112,830
SGH Ltd. 2,290 70,986
Sonic Healthcare Ltd. 4,164 62,830
South32 Ltd. 120,199 285,565
Stockland 34,341 131,317
Suncorp Group Ltd. 12,402 146,080
Telstra Group Ltd. 47,226 153,484
Transurban Group 48,669 461,530
Vicinity Ltd. 45,662 78,010
Wesfarmers Ltd. 14,915 807,131
Westpac Banking Corp. 39,758 1,024,155
WiseTech Global Ltd. 1,224 55,921
Woolworths Group Ltd. 15,978 313,277
13,454,081
Austria ( 0 .3% )
ANDRITZ AG 867 68,012
Erste Group Bank AG 2,998 362,542
Mondi plc 1 12
OMV AG 4,298 240,024
Verbund AG(a) 950 69,219
739,809
Belgium ( 0 .7% )
Ackermans & van Haaren NV 237 64,617
Ageas SA/NV 180 12,650
Anheuser-Busch InBev SA/NV 10,906 703,639
D'ieteren Group 223 40,332
Elia Group SA/NV 753 97,076
Groupe Bruxelles Lambert NV 2,157 192,526
KBC Group NV 1,745 228,143
Lotus Bakeries NV 5 46,127
Sofina SA 49 14,223
Syensqo SA 857 69,050
Shares Value
UCB SA 1,301 $ 364,804
1,833,187
Canada ( 10 .4% )
Agnico Eagle Mines Ltd. 8,234 1,396,340
Alamos Gold, Inc., Class A 9,255 357,375
Alimentation Couche-Tard, Inc. 12,774 697,635
AltaGas Ltd. 6,438 196,299
Bank of Montreal 8,615 1,118,811
Bank of Nova Scotia (The) 15,542 1,146,273
Brookfield Asset Management Ltd., Class A 4,748 248,720
Brookfield Corp., Class A 23,654 1,086,063
CAE, Inc.(a)(b) 6,156 187,207
Cameco Corp.(a) 9,810 898,270
Canadian Imperial Bank of Commerce 12,184 1,104,554
Canadian National Railway Co. 7,431 734,952
Canadian Pacific Kansas City Ltd.(a) 12,566 925,135
Canadian Tire Corp. Ltd., Class A(a) 766 97,073
CCL Industries, Inc., Class B(a) 2,271 143,452
Celestica, Inc.(a)(b) 1,454 430,104
CGI, Inc. 3,556 328,461
Constellation Software, Inc. 231 555,625
Descartes Systems Group, Inc. (The)(b) 1,649 144,662
Dollarama, Inc.(a) 3,808 569,140
Element Fleet Management Corp. 621 16,311
Emera, Inc. 1,296 63,868
Empire Co. Ltd., Class A(a) 2,284 79,409
FirstService Corp.(a) 410 63,761
Fortis, Inc.(a) 5,279 274,460
George Weston Ltd. 1,196 82,510
Gildan Activewear, Inc.(a) 1,684 105,257
Great-West Lifeco, Inc. 3,748 184,840
Hydro One Ltd.(c) 7,012 279,142
iA Financial Corp., Inc. 586 75,923
IGM Financial, Inc.(a) 387 17,428
Intact Financial Corp. 1,991 414,476
Ivanhoe Mines Ltd., Class A(a)(b) 17,298 196,730
Kinross Gold Corp. 31,356 883,190
Loblaw Cos. Ltd.(a) 11,290 510,396
Lundin Gold, Inc.(a) 1,998 165,977
Lundin Mining Corp.(a) 23,316 501,127
Magna International, Inc. 4,465 238,027
Manulife Financial Corp. 24,404 886,157
Metro, Inc., Class A 4,756 342,316
National Bank of Canada(a) 4,516 567,926
Nutrien Ltd.(a) 6,504 401,456
Open Text Corp.(a) 2,628 85,586
Power Corp. of Canada(a) 9,133 485,412
RB Global, Inc.(a) 2,575 265,107
Rogers Communications, Inc., Class B(a) 1,801 67,983
Royal Bank of Canada 16,109 2,746,235
Saputo, Inc.(a) 3,340 100,525
Shopify, Inc., Class A(b) 14,427 2,322,934
Stantec, Inc. 1,015 95,780
Sun Life Financial, Inc. 7,678 479,291
Teck Resources Ltd., Class B 16,195 775,326
TELUS Corp. 3,786 49,899
TFI International, Inc.(a) 814 84,137
Thomson Reuters Corp.(a) 1,460 192,670
TMX Group Ltd.(a) 3,641 138,552

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Canada (cont’d)
Toromont Industries Ltd.(a) 1,235 $ 149,409
Toronto-Dominion Bank (The) 19,969 1,882,037
WSP Global, Inc. 1,832 331,710
28,969,431
China ( 0 .0% ) (d)
Lenovo Group Ltd. 66,000 78,528
Denmark ( 1 .4% )
Carlsberg A/S, Class B 762 100,135
Coloplast A/S, Class B 1,060 91,129
Danske Bank A/S 7,694 385,689
Demant A/S(a)(b) 1,453 49,198
DSV A/S 1,794 455,864
Genmab A/S(b) 772 246,213
Jyske Bank A/S 161 22,102
Novo Nordisk A/S, Class B 31,398 1,606,791
Novonesis Novozymes B, Class B 4,994 320,432
Orsted A/S(b)(c) 4,344 83,624
Pandora A/S 676 75,262
ROCKWOOL A/S, Class B 1,658 58,800
Tryg A/S 334 8,750
Vestas Wind Systems A/S 13,168 359,260
3,863,249
Finland ( 1 .0% )
Amer Sports, Inc.(b) 1,558 58,191
Elisa OYJ 1,691 74,999
Fortum OYJ 5,023 107,317
Kesko OYJ, Class B 4,403 99,607
Kone OYJ, Class B 3,363 239,345
Konecranes OYJ 792 87,398
Metso OYJ 6,061 106,701
Neste OYJ 12,895 294,143
Nokia OYJ 64,065 419,512
Nordea Bank Abp 30,310 572,685
Orion OYJ, Class B 1,385 103,600
Sampo OYJ, Class A 16,705 202,796
Stora Enso OYJ, Class R(a) 11,864 149,255
UPM-Kymmene OYJ 5,484 159,767
Valmet OYJ 3,618 120,456
Wartsila OYJ Abp 3,778 134,973
2,930,745
France ( 6 .7% )
Accor SA 2,345 132,887
Air Liquide SA 7,175 1,351,322
Alstom SA(b) 2,767 81,847
Amundi SA(c) 124 10,288
Arkema SA 871 53,381
AXA SA 20,413 982,604
BioMerieux 494 64,034
BNP Paribas SA 11,384 1,080,847
Bouygues SA 3,935 205,093
Bureau Veritas SA 3,989 127,416
Capgemini SE 1,594 266,472
Carrefour SA 3,968 66,357
Cie de Saint-Gobain SA 9,108 930,796
Cie Generale des Etablissements Michelin
SCA 8,077 268,721
Shares Value
Covivio SA 1,156 $ 76,961
Credit Agricole SA 12,455 256,881
Danone SA 9,017 813,621
Dassault Systemes SE 5,136 143,894
Edenred SE 2,943 65,402
Eiffage SA 999 143,701
Elis SA 2,653 75,638
Engie SA 22,348 588,562
EssilorLuxottica SA 3,473 1,101,589
Eurofins Scientific SE 2,302 168,811
Gecina SA 571 54,287
Getlink SE 5,346 98,826
Hermes International SCA 367 915,215
Ipsen SA 416 58,177
Kering SA 627 221,792
Legrand SA 2,903 434,127
L'Oreal SA 2,490 1,072,762
LVMH Moet Hennessy Louis Vuitton SE 2,524 1,913,202
Orange SA 21,415 357,370
Pernod Ricard SA 948 81,440
Publicis Groupe SA 3,024 314,938
Renault SA 1,722 71,679
Rexel SA 3,187 125,807
Safran SA 4,302 1,503,568
Sartorius Stedim Biotech 232 57,256
SCOR SE 2,827 95,483
Societe Generale SA 6,714 542,221
Sodexo SA 799 41,034
SPIE SA 1,126 65,185
Thales SA 1,207 325,964
Unibail-Rodamco-Westfield 920 100,291
Veolia Environnement SA 8,631 301,454
Vinci SA 6,146 867,095
18,676,298
Germany ( 7 .2% )
adidas AG 1,615 320,848
Allianz SE 4,331 1,987,563
Aumovio SE(b) 617 31,136
Bayerische Motoren Werke AG 3,400 372,158
Bechtle AG 1,633 83,826
Beiersdorf AG 737 81,138
BioNTech SE ADR(b) 936 89,107
Brenntag SE 1,505 87,656
Carl Zeiss Meditec AG 894 42,025
Commerzbank AG 10,553 447,708
Continental AG 1,420 113,411
CTS Eventim AG & Co. KGaA 962 88,748
Daimler Truck Holding AG 7,790 341,657
Deutsche Boerse AG 1,859 488,717
Deutsche Post AG 11,655 640,059
Deutsche Telekom AG 38,546 1,252,978
E.ON SE 22,513 426,624
Evonik Industries AG 5,041 79,147
Fresenius SE & Co. KGaA 2,594 149,314
GEA Group AG 2,215 150,457
Hannover Rueck SE 665 208,037
HeidelbergCement AG 3,358 880,030
Henkel AG & Co. KGaA 2,254 172,179
Infineon Technologies AG 16,836 746,513

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
KION Group AG 1,784 $ 143,090
Knorr-Bremse AG 863 96,501
LEG Immobilien SE 1,100 80,472
Mercedes-Benz Group AG 7,601 536,587
Merck KGaA 1,741 250,842
MTU Aero Engines AG 670 279,758
Muenchener Rueckversicherungs-
Gesellschaft AG 1,562 1,032,009
Nemetschek SE 962 104,914
SAP SE 12,097 2,961,986
Scout24 SE(c) 861 86,816
Siemens AG 9,171 2,577,501
Siemens Energy AG(b) 9,775 1,383,105
Siemens Healthineers AG(c) 3,499 184,712
Symrise AG, Class A 1,154 93,414
Talanx AG 624 83,452
thyssenkrupp AG 14,940 162,828
Tkms AG & Co. KGaA(b) 746 57,950
Volkswagen AG 1,981 244,680
Vonovia SE 7,825 225,668
Zalando SE(b)(c) 3,604 107,326
19,974,647
Hong Kong ( 1 .5% )
AIA Group Ltd. 114,600 1,176,525
BOC Hong Kong Holdings Ltd. 54,500 276,047
Chow Tai Fook Jewellery Group Ltd.(a) 47,000 74,824
CK Infrastructure Holdings Ltd. 500 3,701
CLP Holdings Ltd. 19,000 169,915
Hang Seng Bank Ltd. 14,200 280,070
Hong Kong & China Gas Co. Ltd. 85,000 76,561
Hong Kong Exchanges & Clearing Ltd. 13,400 701,792
Hongkong Land Holdings Ltd. 10,900 75,755
Link REIT 39,000 174,086
Power Assets Holdings Ltd. 7,000 49,604
Prudential plc 23,099 356,355
Sino Land Co. Ltd. 86,000 112,933
Sun Hung Kai Properties Ltd.(a) 11,500 139,932
Swire Pacific Ltd., Class A 2,500 20,141
Techtronic Industries Co. Ltd. 17,000 196,371
WH Group Ltd.(c) 126,500 140,922
Wharf Holdings Ltd. (The)(a) 46,000 128,495
Wharf Real Estate Investment Co. Ltd. 39,000 123,173
4,277,202
Ireland ( 0 .5% )
AerCap Holdings NV 2,483 356,956
AIB Group plc 16,072 173,768
Bank of Ireland Group plc 15,767 303,418
Kerry Group plc, Class A 2,252 206,431
Kingspan Group plc 5,692 496,007
1,536,580
Israel ( 0 .5% )
Bank Hapoalim BM 18,934 428,379
Check Point Software Technologies Ltd.(a)
(b) 1,719 318,978
Mizrahi Tefahot Bank Ltd. 1,548 108,108
Nice Ltd.(b) 806 90,811
Nova Ltd.(a)(b) 591 194,078
Shares Value
Wix.com Ltd.(a)(b) 1,388 $ 144,199
1,284,553
Italy ( 2 .6% )
A2A SpA 25,055 68,017
Banca Monte dei Paschi di Siena SpA 23,528 252,445
Banco BPM SpA 7,553 115,569
BPER Banca SpA 7,159 97,594
Coca-Cola HBC AG 2,623 135,841
Enel SpA 100,655 1,050,058
Ferrari NV 1,186 444,200
FinecoBank Banca Fineco SpA 6,743 175,921
Generali(a) 12,678 532,646
Hera SpA 13,035 61,581
Infrastrutture Wireless Italiane SpA(c) 4,571 42,357
Intesa Sanpaolo SpA 169,503 1,179,463
Moncler SpA 2,584 166,777
Poste Italiane SpA(c) 6,166 155,650
PRADA SpA 11,200 64,759
Prysmian SpA 3,886 394,483
Recordati Industria Chimica e Farmaceutica
SpA 1,427 81,402
Reply SpA 313 42,191
Ryanair Holdings plc 4,650 161,481
Snam SpA 32,479 215,886
Telecom Italia SpA(b) 237,524 143,421
Terna - Rete Elettrica Nazionale 22,214 236,363
UniCredit SpA 17,273 1,439,621
7,257,726
Japan ( 16 .1% )
Advantest Corp. 8,800 1,103,090
Aeon Co. Ltd. 29,400 464,912
AGC, Inc.(a) 7,600 251,959
Aisin Corp. 11,500 214,817
Ajinomoto Co., Inc. 12,000 254,111
ANA Holdings, Inc. 3,000 57,054
Asahi Group Holdings Ltd. 20,900 218,754
Asahi Kasei Corp. 12,300 109,070
Asics Corp. 6,400 153,422
Astellas Pharma, Inc. 14,200 189,738
Bandai Namco Holdings, Inc. 3,700 98,547
Bridgestone Corp.(a) 10,200 228,823
Canon, Inc.(a) 11,100 328,309
Capcom Co. Ltd. 3,600 83,910
Central Japan Railway Co. 6,100 168,895
Chugai Pharmaceutical Co. Ltd. 8,700 457,828
Dai Nippon Printing Co. Ltd. 12,000 206,384
Daifuku Co. Ltd.(a) 3,700 116,404
Dai-ichi Life Holdings, Inc. 30,900 257,138
Daiichi Sankyo Co. Ltd. 18,500 395,416
Daikin Industries Ltd. 2,500 320,480
Daito Trust Construction Co. Ltd. 700 13,344
Daiwa House Industry Co. Ltd. 8,500 282,067
Daiwa Securities Group, Inc. 26,900 235,358
Denso Corp. 18,000 247,983
Disco Corp. 1,100 338,272
East Japan Railway Co. 10,600 279,617
Ebara Corp.(a) 6,000 141,113
Eisai Co. Ltd. 3,000 89,249

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
FANUC Corp. 12,300 $ 477,740
Fast Retailing Co. Ltd. 1,700 617,965
Fuji Electric Co. Ltd. 3,000 226,954
FUJIFILM Holdings Corp. 15,200 324,494
Fujikura Ltd. 2,600 289,479
Fujitsu Ltd. 18,500 511,277
Hankyu Hanshin Holdings, Inc. 3,000 75,517
Hoya Corp. 4,000 604,826
Hulic Co. Ltd.(a) 16,300 178,411
IHI Corp. 9,000 158,264
Isuzu Motors Ltd. 14,700 228,937
ITOCHU Corp. 63,000 794,337
Japan Airlines Co. Ltd. 3,700 68,619
Japan Exchange Group, Inc. 10,100 108,067
Japan Post Bank Co. Ltd. 15,100 212,946
Kajima Corp. 2,400 89,402
Kao Corp.(a) 4,700 187,862
Kawasaki Heavy Industries Ltd.(a) 1,300 86,147
KDDI Corp. 35,900 620,756
Keyence Corp. 2,300 832,252
Kikkoman Corp.(a) 10,700 97,136
Kirin Holdings Co. Ltd.(a) 7,800 116,920
Komatsu Ltd. 11,600 370,276
Kubota Corp.(a) 12,900 182,539
Kyocera Corp. 20,600 288,866
Kyowa Kirin Co. Ltd.(a) 5,800 93,569
Lasertec Corp. 800 151,405
LY Corp. 40,500 107,869
M3, Inc.(a) 6,900 93,122
Makita Corp. 3,700 111,893
Marubeni Corp. 13,500 375,163
MEIJI Holdings Co. Ltd. 3,500 77,870
Mitsubishi Chemical Group Corp. 37,500 219,077
Mitsubishi Electric Corp. 28,600 837,149
Mitsubishi Estate Co. Ltd. 16,600 404,932
Mitsubishi HC Capital, Inc. 24,700 206,727
Mitsubishi Heavy Industries Ltd. 42,100 1,032,074
Mitsubishi UFJ Financial Group, Inc. 135,000 2,148,589
Mitsui Fudosan Co. Ltd. 39,900 453,536
Mizuho Financial Group, Inc. 27,900 1,015,258
MonotaRO Co. Ltd.(a) 3,900 62,257
MS&AD Insurance Group Holdings, Inc. 15,300 359,741
Murata Manufacturing Co. Ltd. 21,100 437,248
NEC Corp. 13,100 444,082
Nintendo Co. Ltd. 10,700 723,739
Nippon Paint Holdings Co. Ltd.(a) 11,700 78,242
Nissin Foods Holdings Co. Ltd. 3,100 57,620
Nitori Holdings Co. Ltd. 2,200 38,518
Nitto Denko Corp. 7,300 173,133
Nomura Holdings, Inc. 47,000 390,366
Nomura Research Institute Ltd. 4,000 153,754
NTT, Inc. 272,500 274,344
Obayashi Corp. 8,200 171,130
Olympus Corp. 15,300 193,838
Oracle Corp. Japan 800 67,365
Oriental Land Co. Ltd. 6,100 112,876
ORIX Corp. 15,300 444,817
Osaka Gas Co. Ltd. 7,400 256,525
Shares Value
Otsuka Corp.(a) 7,400 $ 152,686
Otsuka Holdings Co. Ltd. 4,200 237,912
Pan Pacific International Holdings Corp. 11,000 65,471
Panasonic Holdings Corp. 23,100 298,409
Rakuten Group, Inc.(b) 18,800 120,501
Recruit Holdings Co. Ltd. 17,300 977,101
Renesas Electronics Corp.(b) 16,700 228,154
Resona Holdings, Inc. 32,600 310,724
Ryohin Keikaku Co. Ltd. 3,200 56,834
SCREEN Holdings Co. Ltd. 200 19,459
Secom Co. Ltd. 3,500 124,524
Seibu Holdings, Inc. 2,200 60,449
Sekisui Chemical Co. Ltd. 8,200 137,941
Sekisui House Ltd. 10,500 234,480
Seven & i Holdings Co. Ltd. 22,500 323,265
Shimadzu Corp. 2,900 77,165
Shin-Etsu Chemical Co. Ltd. 21,900 681,299
Shionogi & Co. Ltd. 9,600 174,116
Shiseido Co. Ltd.(a) 5,100 74,169
SMC Corp. 600 208,606
SoftBank Corp. 379,100 519,859
SoftBank Group Corp. 42,800 1,202,247
Sompo Holdings, Inc. 11,400 388,345
Sony Group Corp. 71,300 1,831,660
Square Enix Holdings Co. Ltd. 3,000 54,766
Subaru Corp. 4,800 104,035
Sumitomo Electric Industries Ltd. 11,300 456,285
Sumitomo Mitsui Financial Group, Inc. 43,200 1,390,266
Sumitomo Mitsui Trust Group, Inc. 7,400 225,675
Suntory Beverage & Food Ltd.(a) 3,700 111,657
Sysmex Corp. 6,400 63,024
T&D Holdings, Inc. 6,700 154,625
Takeda Pharmaceutical Co. Ltd. 20,000 617,339
TDK Corp. 24,800 350,056
Terumo Corp. 12,800 185,495
Tokio Marine Holdings, Inc. 18,300 679,591
Tokyo Electron Ltd. 4,800 1,051,685
Tokyo Gas Co. Ltd. 6,200 245,601
Tokyu Corp. 9,700 113,324
TOPPAN Holdings, Inc. 5,700 169,610
Toray Industries, Inc. 31,600 205,771
Toyo Suisan Kaisha Ltd. 700 48,040
Toyota Industries Corp. 800 90,909
Toyota Motor Corp. 111,500 2,388,879
Trend Micro, Inc.(a)(b) 1,300 53,962
West Japan Railway Co. 6,000 119,740
Yamaha Motor Co. Ltd.(a) 17,900 132,502
Yaskawa Electric Corp. 2,900 88,052
Yokogawa Electric Corp. 2,900 92,865
Yokohama Financial Group, Inc. 12,400 102,397
ZOZO, Inc. 7,800 64,286
44,689,694
Netherlands ( 4 .1% )
ABN AMRO Bank NV CVA(c) 4,864 170,285
Adyen NV(b)(c) 325 525,167
Akzo Nobel NV 2,509 174,556
Argenx SE(b) 858 722,765
ASM International NV 670 407,550
ASML Holding NV 4,165 4,509,984

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Netherlands (cont’d)
ASR Nederland NV 216 $ 15,388
BE Semiconductor Industries NV 933 146,652
Euronext NV(c) 971 146,063
ING Groep NV 31,693 894,267
JDE Peet's NV 2,169 81,211
Koninklijke Ahold Delhaize NV 13,876 568,628
Koninklijke KPN NV 47,587 222,355
Koninklijke Vopak NV 2,118 94,286
Magnum Ice Cream Co. NV (The)(b) 5,664 89,900
Nebius Group NV, Class A(a)(b) 1,845 154,436
NN Group NV 2,018 155,906
NXP Semiconductors NV 3,131 679,615
Prosus NV 15,622 970,272
Randstad NV(a) 1,319 50,176
Universal Music Group NV 12,775 333,743
Wolters Kluwer NV 2,268 235,457
11,348,662
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 20,707 99,311
Fisher & Paykel Healthcare Corp. Ltd. 5,777 125,560
Meridian Energy Ltd. 13,117 42,292
Xero Ltd.(b) 2,320 176,532
443,695
Norway ( 0 .6% )
DNB Bank ASA 10,501 293,257
Gjensidige Forsikring ASA 3,163 94,765
Kongsberg Gruppen ASA 6,231 159,855
Mowi ASA 9,556 230,558
Norsk Hydro ASA 39,221 304,274
Orkla ASA 17,760 198,214
Salmar ASA 1,448 88,704
Telenor ASA 11,807 171,834
Vend Marketplaces ASA, Class B 2,752 76,444
Yara International ASA 2,145 88,098
1,706,003
Portugal ( 0 .1% )
Banco Comercial Portugues SA, Class R 79,555 83,789
EDP SA 18,404 84,675
Jeronimo Martins SGPS SA 3,465 82,500
250,964
Singapore ( 1 .2% )
CapitaLand Integrated Commercial Trust 39,200 72,886
CapitaLand Investment Ltd. 32,400 68,309
DBS Group Holdings Ltd. 24,550 1,076,426
Grab Holdings Ltd., Class A(b) 21,511 107,340
Oversea-Chinese Banking Corp. Ltd. 38,900 597,996
Singapore Airlines Ltd. 29,100 144,889
Singapore Exchange Ltd. 11,700 154,374
Singapore Technologies Engineering Ltd. 27,600 180,793
Singapore Telecommunications Ltd. 117,300 415,213
STMicroelectronics NV 6,994 184,442
United Overseas Bank Ltd. 15,600 425,499
3,428,167
South Korea ( 4 .7% )
Doosan Enerbility Co. Ltd.(b) 7,127 372,540
Hana Financial Group, Inc. 3,778 246,788
Shares Value
HD Hyundai Electric Co. Ltd. 405 $ 217,604
HMM Co. Ltd. 4,805 68,378
Hyundai Mobis Co. Ltd. 1,216 314,858
Hyundai Motor Co. 2,022 416,176
Kakao Corp. 2,626 109,557
KB Financial Group, Inc. 4,397 380,623
Kia Corp. 3,120 263,799
Krafton, Inc.(b) 313 53,450
LG Chem Ltd. 939 217,061
LG Electronics, Inc. 932 59,457
LG Energy Solution Ltd.(b) 795 203,365
Meritz Financial Group, Inc. 1,078 84,636
NAVER Corp. 1,766 297,286
POSCO Holdings, Inc. 1,914 405,241
Samsung Biologics Co. Ltd.(b)(c) 184 216,501
Samsung C&T Corp.(b) 902 149,963
Samsung Electro-Mechanics Co. Ltd.(b) 775 137,187
Samsung Electronics Co. Ltd. 58,276 4,850,434
Samsung Episholdings Co. Ltd.(b) 99 51,062
Samsung Heavy Industries Co. Ltd.(b) 8,774 146,787
Samsung Life Insurance Co. Ltd.(b) 900 98,462
Samsung SDS Co. Ltd.(b) 535 63,693
Shinhan Financial Group Co. Ltd. 5,591 298,461
SK hynix, Inc. 6,529 2,950,525
SK Innovation Co. Ltd. 1,294 90,905
SK Square Co. Ltd.(b) 894 228,379
Woori Financial Group, Inc. 4,053 78,778
13,071,956
Spain ( 2 .9% )
Aena SME SA(c) 9,360 262,017
Amadeus IT Group SA 4,880 360,386
Banco Bilbao Vizcaya Argentaria SA 56,445 1,330,000
Banco de Sabadell SA 23,559 93,165
Banco Santander SA 155,458 1,839,731
Bankinter SA 13,257 220,530
CaixaBank SA 44,382 544,787
Cellnex Telecom SA(c) 5,175 166,820
EDP Renovaveis SA(a) 10,838 153,351
Grifols SA(a) 5,242 65,916
Iberdrola SA 74,035 1,606,565
Industria de Diseno Textil SA 11,592 767,515
Redeia Corp. SA 4,957 88,372
Repsol SA(a) 25,556 478,282
Telefonica SA(a) 40,075 164,507
8,141,944
Sweden ( 2 .9% )
AAK AB 2,264 64,872
AddTech AB, Class B 2,477 88,087
Alfa Laval AB 3,513 177,701
Assa Abloy AB, Class B 11,890 463,512
Atlas Copco AB, Class A 49,938 900,690
Beijer Ref AB, Class B 6,415 103,891
Boliden AB 10,001 559,661
Castellum AB(a) 9,328 107,804
Epiroc AB, Class A 11,534 262,965
EQT AB 4,542 179,480
Essity AB, Class B 6,417 184,846
H & M Hennes & Mauritz AB, Class B(a) 7,333 148,070

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
Hexagon AB, Class B 26,614 $ 316,541
Holmen AB, Class B 1,332 51,275
Industrivarden AB, Class A 3,102 139,963
Indutrade AB 3,326 86,848
Investment AB Latour, Class B 406 9,940
Investor AB, Class B 21,866 784,720
L E Lundbergforetagen AB, Class B 965 53,614
Lifco AB, Class B 2,706 103,461
Nibe Industrier AB, Class B 18,633 72,091
Saab AB, Class B 4,475 261,311
Sagax AB, Class B 2,439 52,349
Sandvik AB 12,847 419,465
Skandinaviska Enskilda Banken AB, Class A 17,102 362,418
SKF AB, Class B 4,819 128,660
SSAB AB, Class A 29,721 227,528
Svenska Cellulosa AB SCA, Class B 8,919 118,771
Svenska Handelsbanken AB, Class A 12,372 180,544
Sweco AB, Class B 727 11,916
Swedbank AB, Class A 10,093 352,019
Swedish Orphan Biovitrum AB(b) 2,294 82,924
Tele2 AB, Class B 1,354 22,730
Telia Co. AB 21,832 93,384
Trelleborg AB, Class B 2,821 120,329
Volvo AB, Class B 20,670 664,341
7,958,721
Switzerland ( 4 .2% )
ABB Ltd. 18,547 1,386,635
Accelleron Industries AG 1,057 82,134
Avolta AG 835 49,693
Barry Callebaut AG(a) 52 85,737
Belimo Holding AG 239 235,651
BKW AG 318 67,607
Chocoladefabriken Lindt & Spruengli AG 2 293,902
Cie Financiere Richemont SA 5,060 1,099,070
DSM-Firmenich AG 1,726 139,472
Emmi AG 2 1,856
Flughafen Zurich AG 408 129,699
Galderma Group AG 1,312 268,495
Geberit AG 852 666,455
Georg Fischer AG 1,498 101,367
Givaudan SA 106 421,002
Helvetia Baloise Holding AG 1,216 321,155
Julius Baer Group Ltd. 2,253 177,487
Kuehne + Nagel International AG 423 91,451
Logitech International SA 1,382 142,265
Lonza Group AG 781 530,264
On Holding AG, Class A(b) 3,425 159,194
Partners Group Holding AG 181 224,485
PSP Swiss Property AG 662 119,931
Schindler Holding AG 723 256,943
SFS Group AG 78 10,694
SGS SA 2,100 240,886
SIG Group AG 3,545 50,752
Sika AG 1,976 405,628
Sonova Holding AG 775 202,629
Straumann Holding AG 896 105,719
Sulzer AG 349 64,945
Swatch Group AG (The), Class BR(a) 410 87,088
Shares Value
Swiss Life Holding AG 273 $ 315,978
Swiss Prime Site AG 1,103 171,556
Swisscom AG 272 197,621
Temenos AG 1,190 119,586
UBS Group AG 30,431 1,419,934
VAT Group AG(c) 372 181,233
Zurich Insurance Group AG 1,404 1,066,693
11,692,892
Taiwan ( 6 .7% )
Accton Technology Corp. 5,000 188,571
Advantech Co. Ltd. 1,099 10,073
Alchip Technologies Ltd. 1,000 111,710
ASE Technology Holding Co. Ltd. 40,000 318,900
Asia Vital Components Co. Ltd. 2,000 96,116
Cathay Financial Holding Co. Ltd. 150,000 361,866
Chang Hwa Commercial Bank Ltd. 249,497 162,385
Chunghwa Telecom Co. Ltd. 42,000 174,440
CTBC Financial Holding Co. Ltd. 241,000 385,042
Delta Electronics, Inc. 19,000 582,327
E Ink Holdings, Inc. 15,000 94,524
E.Sun Financial Holding Co. Ltd. 149,111 160,166
Elite Material Co. Ltd. 2,000 104,709
Eva Airways Corp. 81,000 94,224
Evergreen Marine Corp. Taiwan Ltd. 17,000 102,799
Far EasTone Telecommunications Co. Ltd. 63,000 177,047
Fubon Financial Holding Co. Ltd. 136,306 416,894
Hotai Motor Co. Ltd. 1,020 17,855
Jentech Precision Industrial Co. Ltd. 1,000 87,363
King Slide Works Co. Ltd. 1,000 119,349
Lite-On Technology Corp. 33,000 171,719
MediaTek, Inc. 15,000 682,675
Mega Financial Holding Co. Ltd. 183,819 234,012
Novatek Microelectronics Corp. 2,000 23,806
Quanta Computer, Inc. 35,000 302,987
Realtek Semiconductor Corp. 1,000 15,563
Taiwan Mobile Co. Ltd. 43,000 148,486
Taiwan Semiconductor Manufacturing Co.
Ltd. 240,000 11,839,404
TCC Group Holdings Co. Ltd. 142,000 104,849
TS Financial Holding Co. Ltd. 346,045 224,672
Uni-President Enterprises Corp. 103,000 252,743
United Microelectronics Corp. 190,000 297,815
Wan Hai Lines Ltd. 43,000 107,840
Wiwynn Corp. 1,000 142,741
Yageo Corp. 15,000 110,278
Yang Ming Marine Transport Corp. 36,000 63,818
Yuanta Financial Holding Co. Ltd. 203,549 254,594
18,744,362
United Kingdom ( 10 .4% )
3i Group plc 7,959 350,066
Admiral Group plc 2,270 97,181
Anglo American plc 22,997 956,313
Antofagasta plc 10,238 452,512
Ashtead Group plc 5,672 388,854
Associated British Foods plc 4,002 114,741
AstraZeneca plc 17,725 3,294,764
Auto Trader Group plc(c) 9,254 73,147
Aviva plc 34,121 314,779

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
BAE Systems plc 43,260 $ 999,473
Barclays plc 157,053 1,007,584
Barratt Redrow plc 14,800 76,028
Beazley plc 3,324 37,278
Berkeley Group Holdings plc 1,534 80,725
BT Group plc 85,661 212,517
Bunzl plc 2,449 68,531
Centrica plc 39,354 89,942
Coca-Cola Europacific Partners plc 3,768 341,758
Compass Group plc 25,260 804,923
ConvaTec Group plc(c) 24,156 79,189
Croda International plc 1,718 62,410
DCC plc 2,926 182,612
Diageo plc 23,812 514,682
Diploma plc 1,409 100,566
Halma plc 7,735 368,886
Hikma Pharmaceuticals plc 2,627 54,886
Howden Joinery Group plc 7,309 82,019
HSBC Holdings plc 191,621 3,031,873
ICG plc 3,675 101,749
IMI plc 1,134 38,031
Informa plc 23,620 281,453
InterContinental Hotels Group plc 2,736 385,764
International Consolidated Airlines Group
SA 27,699 154,687
Intertek Group plc 2,622 163,498
Investec plc 7,457 55,435
J Sainsbury plc(a) 27,339 119,768
Kingfisher plc 30,290 127,674
Land Securities Group plc 7,768 65,129
Legal & General Group plc 77,654 274,140
Lloyds Banking Group plc 771,454 1,021,580
London Stock Exchange Group plc 4,607 555,920
LondonMetric Property plc 23,137 59,163
M&G plc 34,145 131,818
Marks & Spencer Group plc 15,529 69,077
Melrose Industries plc 20,054 159,055
National Grid plc 59,393 913,871
NatWest Group plc 81,634 717,231
Next plc 1,732 319,380
Pearson plc 5,317 75,254
Persimmon plc 3,339 61,143
Phoenix Group Holdings plc 20,090 199,582
Reckitt Benckiser Group plc 6,807 550,713
RELX plc 22,289 907,343
Rentokil Initial plc 29,618 178,658
Rightmove plc 10,505 73,576
Rolls-Royce Holdings plc 107,702 1,669,534
Sage Group plc (The) 14,290 208,610
Schroders plc 21,317 116,948
Segro plc 5,135 49,864
Severn Trent plc 3,667 137,858
Smith & Nephew plc 12,617 210,633
Smiths Group plc 5,353 169,710
Spirax Group plc 764 70,235
SSE plc 11,414 335,250
St. James's Place plc 4,614 86,108
Standard Chartered plc 23,256 571,159
Shares Value
Taylor Wimpey plc 41,102 $ 59,559
Tesco plc 99,730 593,916
Unilever plc 25,837 1,692,417
United Utilities Group plc 10,529 169,459
Vodafone Group plc 272,559 363,281
Weir Group plc (The) 3,871 148,502
Whitbread plc 2,113 72,630
Wise plc, Class A(b) 9,491 113,989
WPP plc 14,673 66,752
28,905,345
United States ( 8 .0% )
Aegon Ltd. 12,955 101,092
Alcon AG 5,572 445,141
Amrize Ltd.(b) 11,957 657,703
AP Moller - Maersk A/S, Class B(a) 47 108,263
ARM Holdings plc ADR(b) 11,861 1,296,526
CyberArk Software Ltd.(b) 1,059 472,378
Experian plc 11,199 507,668
Ferrovial SE 6,175 401,595
Galaxy Digital, Inc., Class A(a)(b) 1,998 44,733
Garmin Ltd. 1,562 316,852
GFL Environmental, Inc. 3,089 132,693
GSK plc 50,249 1,235,791
Haleon plc 87,140 440,241
Holcim AG 8,694 853,485
ICON plc(a)(b) 911 166,002
James Hardie Industries plc CDI(b) 13,790 284,181
Monday.com Ltd.(b) 473 69,796
Nestle SA 29,629 2,945,319
Novartis AG 20,877 2,888,675
QIAGEN NV 2,684 120,700
Roche Holding AG 7,936 3,288,215
Sanofi SA 12,504 1,215,546
Schneider Electric SE 7,178 1,981,519
Spotify Technology SA(b) 1,533 890,228
Stellantis NV 18,628 207,117
Swiss Re AG 2,857 479,172
Waste Connections, Inc. 3,746 656,979
22,207,610
Total Common Stocks
(Cost $218,510,995) 277,466,051
Preferred Stocks (0.0%)(d)
Germany ( 0 .0% ) (d)
FUCHS SE
(acquisition cost — $60,762;
acquired 6/20/25) 1,176 52,711
No. of
Warrants
Warrants (0.0%)(d)
Canada (
0.0%
)(d)
Constellation Software, Inc.
Expires 03/31/2040 (b)(e)
(
Cost $0
) 97 –

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 2 .2% )
Investment Company
(
0.0%
)(d)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71%(f)
(Cost $14,471)
14,471 $ 14,471
Security held as Collateral on Loaned Securities ( 2 .2% )
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71%(f)
(Cost $6,017,011)
6,017,011 6,017,011
Total Short-Term Investments
(Cost $6,031,482)
6,031,482
Total Investments ( 101 .9% )
(Cost $ 224,603,239 ) including
$ 11,232,219 of Securities Loaned (g) 283,550,244
Liabilities in Excess of Other Assets
(
-1.9%
) (5,244,600)
NET ASSETS (100.0%) $278,305,644
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 11,232,219 and $ 12,040,788 , respectively. The Fund
received cash collateral of $ 6,017,011 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 6,023,777 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) Non-income producing security.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Amount is less than 0.05%.
(e) At December 31, 2025, the fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's Directors.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $303 relating to the Fund’s investment in the Liquidity Fund.
(g) At December 31, 2025, the aggregate cost for federal income tax purposes is $224,603,239. The aggregate gross unrealized appreciation is $62,567,049 and the aggregate gross unrealized depreciation is $3,620,044, resulting in net unrealized appreciation of $58,947,005.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Financials 25 .8%
Information Technology 17 .7
Industrials 16 .9
Other** 9 .5
Health Care 8 .9
Consumer Discretionary 8 .3
Materials 6 .6
Consumer Staples 6 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (95.5%)
Asset-Backed Securities ( 14 .2% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 284,628 $ 289,547
2024-B
5.12%, 9/15/32(a) 275,979 278,667
2025-B
4.31%, 9/15/33(a) 432,406 433,697
2025-B
4.50%, 9/15/33(a) 534,696 537,007
Amur Equipment Finance Receivables
XII LLC,
2023-1A
6.09%, 12/20/29(a) 59,216 59,720
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 26,629 26,682
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 247,416 248,090
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 1,064,710 1,069,033
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 729,454 735,380
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
4.75%, 5/15/36(a)(b) 110,509 110,617
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 131,105 131,620
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 580,000 570,260
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 526,862 532,601
2025-A
4.91%, 2/20/32(a) 686,733 692,129
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 207,563 206,384
2021-1A
2.05%, 11/20/51(a) 441,600 433,360
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 74,855 75,021
Driven Brands Funding LLC,
2020-2A
3.24%, 1/20/51(a) 799,175 775,274
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 27,689 27,732
2024-2
5.74%, 12/20/26(a) 66,031 66,272
Face
Amount Value
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) $ 64,094 $ 64,578
2024-2A
5.89%, 6/15/30(a) 36,404 36,638
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 55,628 56,010
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.42%, 10/25/55(a)(b) 408,253 409,525
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.62%, 3/20/54(a)(b) 246,798 247,920
2024-HE1
SOFR30A + 1.50%,
5.42%, 8/25/54(a)(b) 1,068,751 1,071,472
2024-HE2
SOFR30A + 1.20%,
5.12%, 10/20/54(a)(b) 124,202 124,364
Jersey Mike's Funding LLC,
2021-1A
2.89%, 2/15/52(a) 458,025 451,692
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 319,503 322,823
2023-2A
7.09%, 10/16/28(a) 355,542 360,275
2023-3A
7.50%, 12/15/28(a) 352,117 358,536
2024-1A
6.19%, 8/15/29(a) 56,761 57,087
2024-3A
4.97%, 10/15/29(a) 150,085 150,149
2025-2A
5.18%, 5/15/30(a) 186,218 187,156
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 490,000 496,483
Mercury Financial Credit Card Master
Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 208,173
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 237,711 239,948
Navistar Financial Dealer Note Master
Owner Trust II,
2025-1
4.18%, 9/25/30(a) 186,000 186,884
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 84,752 85,600

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (14.2%) (cont’d)
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.47%, 2/25/55(a)(b) $ 776,517 $ 782,168
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 34 34
2024-2A
5.80%, 7/20/32(a) 198,430 200,135
2024-3A
4.94%, 5/20/30(a) 1,206,419 1,213,410
2024-RVM1
5.01%, 1/22/46(a) 333,406 338,567
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 277,000 262,559
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 106,435 106,479
Oportun Issuance Trust,
2025-A
5.01%, 2/8/33(a) 525,000 525,016
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 8,736 8,749
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 124,889 125,244
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 706,485 712,762
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 229,892 231,741
2024-2A
4.74%, 4/20/27(a) 131,581 131,899
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.09%, 7/25/51(a)(b) 358,740 358,180
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.34%, 7/25/51(a)(b) 449,507 447,722
2021-1A
CME Term SOFR 1 Month + 6.01%,
9.74%, 7/25/51(a)(b) 146,190 146,509
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 275,811 276,604
RCKTL,
2025-2A
4.48%, 11/27/34(a) 396,704 397,174
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 233,639 234,618
2025-1A
4.96%, 8/16/32(a) 209,325 209,987
Face
Amount Value
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.55%, 10/25/55(a)(b) $ 532,481 $ 533,810
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) 264,712 265,498
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 401,100 379,748
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 235,366 236,284
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) 1,365,000 1,355,079
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.14%, 6/20/28(a) 895,000 897,047
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 942,119 943,391
2022-3A
8.95%, 4/15/29(a) 394,483 396,931
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.22%, 9/25/65(a)(b) 581,555 583,007
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 39,491 38,052
2024-3A
5.22%, 6/15/28(a) 250,783 230,068
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 638,677 640,039
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 106,097 106,748
25,729,665
Commercial Mortgage-Backed Securities ( 14 .0% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.75%, 5/15/39(a)(b) 150,000 150,330
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.87%, 12/25/41(a)(b) 24,419 24,492
SOFR30A + 1.00%,
4.87%, 7/25/45(a)(b) 505,189 506,722
Extended Stay America Trust
CME Term SOFR 1 Month + 1.30%,
5.05%, 10/15/42(a)(b) 515,000 516,501
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.22%, 2/25/44(a)(b) 62,878 63,153

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.0%) (cont’d)
FHLMC, REMIC
SOFR30A + 0.51%,
4.50%, 1/15/42(b) $ 195,857 $ 194,809
SOFR30A + 0.66%,
4.65%, 4/15/36(b) 167,582 166,906
SOFR30A + 0.95%,
4.82%, 10/25/54(b) 653,466 654,880
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 322,673 323,665
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 749,269 751,654
SOFR30A + 1.05%,
4.92%, 10/25/54(b) 488,310 490,104
SOFR30A + 1.10%,
4.97%, 5/25/54(b) 619,465 623,680
SOFR30A + 1.15%,
5.02%, 2/25/55(b) 518,524 521,191
SOFR30A + 1.15%,
5.02%, 7/25/55(b) 575,338 577,093
SOFR30A + 1.20%,
5.07%, 3/25/54(b) 1,910,750 1,922,264
SOFR30A + 1.25%,
5.12%, 3/25/54(b) 487,924 492,614
SOFR30A + 1.25%,
5.12%, 5/25/54(b) 849,780 856,351
SOFR30A + 1.26%,
5.13%, 4/25/54(b) 520,314 524,821
SOFR30A + 1.40%,
5.27%, 1/25/54(b) 532,089 537,021
SOFR30A + 1.43%,
5.30%, 12/25/54(b) 1,706,829 1,717,871
FHLMC, Strips
SOFR30A + 1.30%,
5.17%, 10/25/53(b) 272,250 274,600
FNMA, REMIC
SOFR30A + 0.36%,
4.24%, 6/25/36(b) 146,913 146,092
SOFR30A + 0.65%,
4.53%, 2/25/38(b) 189,198 189,019
SOFR30A + 0.95%,
4.82%, 1/25/54(b) 381,999 383,706
SOFR30A + 1.05%,
4.92%, 12/25/54(b) 758,056 759,260
SOFR30A + 1.05%,
4.92%, 9/25/55(b) 753,249 754,851
SOFR30A + 1.15%,
5.02%, 8/25/55(b) 410,294 411,836
SOFR30A + 1.00%,
5.07%, 11/25/54(b) 630,000 630,315
SOFR30A + 1.47%,
5.34%, 11/25/54(b) 615,371 620,137
GNMA
SOFR30A + 0.90%,
4.82%, 7/20/53(b) 774,464 775,999
SOFR30A + 1.00%,
4.92%, 2/20/54(b) 264,799 265,450
Face
Amount Value
SOFR30A + 1.00%,
4.92%, 9/20/64(b) $ 474,317 $ 476,206
SOFR30A + 1.05%,
4.97%, 10/20/53(b) 281,567 282,922
SOFR30A + 1.05%,
4.97%, 10/20/54(b) 191,467 191,926
SOFR30A + 1.05%,
4.97%, 12/20/54(b) 724,073 727,823
SOFR30A + 1.10%,
5.02%, 8/20/53(b) 391,376 393,208
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
5.69%, 5/15/37(a)(b) 505,000 506,666
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.39%, 6/15/41(a)(b) 760,600 762,963
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.59%, 9/15/41(a)(b) 280,000 280,942
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.50%, 3/15/42(a)(b) 865,000 866,936
J.P. Morgan Chase Commercial
Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
5.17%, 4/15/38(a)(b) 100,000 100,013
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 10/15/40(a)(b) 125,000 125,298
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.96%, 11/15/38(a)(b) 295,000 294,779
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.82%, 5/25/55(a)(b) 1,205,211 1,208,429
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.24%, 12/15/39(a)(b) 637,000 638,807
PRMI Securitization Trust
SOFR30A + 1.50%,
5.43%, 12/25/55(a)(b) 270,000 269,643
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.70%, 10/15/41(a)(b) 605,000 607,236
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.34%, 6/15/39(a)(b) 510,000 510,952
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 305,000 305,695
25,377,831
Corporate Bonds ( 52 .3% )
Aerospace & Defense (0.4%)
Hexcel Corp.
4.20%, 2/15/27(c)(d) 675,000 673,907
Automobiles (1.7%)
Hyundai Capital America
1.50%, 6/15/26(a) 45,000 44,486
4.88%, 6/23/27(a) 1,764,000 1,783,967

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (52.3%) (cont’d)
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) $ 560,000 $ 544,490
Volkswagen Group of America
Finance LLC
4.45%, 9/11/27(a) 200,000 200,708
4.90%, 8/14/26(a) 400,000 401,709
2,975,360
Banks (21.6%)
ABN AMRO Bank NV
4.80%, 4/18/26(a)(d) 1,000,000 1,002,019
Banco Santander SA
4.18%, 3/24/28(b) 1,800,000 1,801,006
Bank of America Corp.
1.73%, 7/22/27(b) 4,373,000 4,317,807
1.98%, 9/15/27(b) CAD 1,293,000 936,729
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) $ 1,816,000 1,787,672
Bank of Montreal
4.31%, 6/1/27 CAD 1,250,000 927,088
Barclays plc
6.50%, 9/13/27(b) $ 875,000 888,808
BPCE SA
5.98%, 1/18/27(a)(b) 450,000 450,279
CaixaBank SA
6.68%, 9/13/27(a)(b) 1,696,000 1,725,866
Citigroup, Inc.
1.12%, 1/28/27(b) 2,988,000 2,981,272
Fifth Third Bank NA
3.85%, 3/15/26(d) 625,000 624,563
HSBC Holdings plc
4.38%, 11/23/26(d) 970,000 972,551
ING Groep NV
6.08%, 9/11/27(b)(d) 1,700,000 1,722,973
Intesa Sanpaolo SpA
5.71%, 1/15/26(a)(d) 1,775,000 1,775,886
JPMorgan Chase & Co.
1.04%, 2/4/27(b) 2,725,000 2,717,533
6.07%, 10/22/27(b) 875,000 888,994
National Bank of Canada
4.70%, 3/5/27(b) 1,465,000 1,466,406
NatWest Markets plc
4.17%, 11/6/28(a) 970,000 973,078
PNC Bank NA
4.54%, 5/13/27(b)(d) 990,000 991,593
4.78%, 1/15/27(b) 1,700,000 1,700,478
Royal Bank of Canada
5.07%, 7/23/27(b) 2,000 2,011
Societe Generale SA
5.25%, 2/19/27(a) 849,000 858,927
5.52%, 1/19/28(a)(b) 225,000 227,970
Swedbank AB
6.14%, 9/12/26(a) 200,000 202,965
Toronto-Dominion Bank (The)
4.11%, 10/13/28(d) 960,000 962,528
Truist Bank
4.42%, 7/24/28(b)(d) 1,223,000 1,230,809
Face
Amount Value
Truist Financial Corp.
6.05%, 6/8/27(b)(d) $ 875,000 $ 882,162
US Bank NA
4.73%, 5/15/28(b)(d) 560,000 565,705
Wells Fargo & Co.
2.49%, 2/18/27 CAD 1,300,000 942,785
3.20%, 6/17/27(b)(d) $ 2,695,000 2,684,518
39,212,981
Capital Markets (7.1%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 1,699,000 1,699,270
Bank of New York Mellon (The)
4.59%, 4/20/27(b)(d) 273,000 273,501
Citadel Finance LLC
3.38%, 3/9/26(a) 1,000,000 997,798
Citadel LP
4.88%, 1/15/27(a) 876,000 877,948
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 105,000 105,562
Goldman Sachs Group, Inc. (The)
1.43%, 3/9/27(b)(d) 719,000 715,366
4.39%, 6/15/27(b)(d) 1,265,000 1,267,141
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,035,000 1,028,619
8.00%, 6/15/27(a) 684,000 710,377
Jefferies Financial Group, Inc.
4.50%, 9/15/26(d) 995,000 995,095
4.75%, 8/11/26 905,000 905,829
Marex Group plc
5.83%, 5/8/28(d) 590,000 600,096
UBS Group AG
1.31%, 2/2/27(a)(b)(d) 275,000 274,234
1.49%, 8/10/27(a)(b) 473,000 465,542
4.70%, 8/5/27(a)(b)(d) 480,000 481,752
5.71%, 1/12/27(a)(b) 1,450,000 1,450,568
12,848,698
Consumer Finance (3.0%)
Capital One Financial Corp.
1.88%, 11/2/27(b) 925,000 907,800
Ford Motor Credit Co. LLC
4.39%, 1/8/26 775,000 775,054
4.54%, 8/1/26 350,000 349,610
5.13%, 11/5/26(d) 350,000 352,003
6.95%, 3/6/26 1,180,000 1,182,715
General Motors Financial Co., Inc.
2.40%, 4/10/28(d) 275,000 264,973
5.40%, 4/6/26 1,116,000 1,119,979
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a)(d) 400,000 405,589
5,357,723
Containers & Packaging (2.2%)
Berry Global, Inc.
1.57%, 1/15/26 986,000 985,026
4.88%, 7/15/26(a)(d) 1,401,000 1,401,303
Sealed Air Corp.
1.57%, 10/15/26(a) 225,000 220,307

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (52.3%) (cont’d)
Silgan Holdings, Inc.
1.40%, 4/1/26(a) $ 375,000 $ 371,858
Sonoco Products Co.
4.45%, 9/1/26 925,000 927,064
3,905,558
Electric Utilities (0.8%)
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 1,280,000 1,295,900
NRG Energy, Inc.
2.45%, 12/2/27(a) 150,000 145,087
1,440,987
Electronic Equipment, Instruments & Components (1.2%)
TD SYNNEX Corp.
4.30%, 1/17/29 444,000 443,288
Vontier Corp.
1.80%, 4/1/26 1,808,000 1,796,664
2,239,952
Financial Services (0.9%)
Radian Group, Inc.
4.88%, 3/15/27 1,000,000 1,003,957
Rocket Mortgage LLC
2.88%, 10/15/26(a) 655,000 645,891
1,649,848
Food Products (1.2%)
JDE Peet's NV
1.38%, 1/15/27(a) 500,000 484,564
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 1,767,000 1,761,538
2,246,102
Ground Transportation (0.5%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a) 960,000 943,837
Health Care Providers & Services (1.2%)
Centene Corp.
4.25%, 12/15/27 1,300,000 1,293,152
HCA, Inc.
4.50%, 2/15/27 900,000 902,091
2,195,243
Independent Power and Renewable Electricity Producers
(0.4%)
AES Corp. (The)
1.38%, 1/15/26 730,000 729,167
Insurance (2.8%)
American National Group, Inc.
5.00%, 6/15/27 1,305,000 1,315,436
Athene Global Funding
1.61%, 6/29/26(a) 24,000 23,705
4.86%, 8/27/26(a) 617,000 619,459
4.95%, 1/7/27(a) 900,000 906,732
5.68%, 2/23/26(a) 247,000 247,517
Fortitude Global Funding
4.63%, 10/6/28(a) 658,000 658,944
Face
Amount Value
GA Global Funding Trust
1.63%, 1/15/26(a) $ 304,000 $ 303,724
2.25%, 1/6/27(a)(d) 230,000 225,892
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 775,000 794,571
5,095,980
IT Services (0.6%)
Genpact Luxembourg SARL
1.75%, 4/10/26(d) 69,000 68,555
Kyndryl Holdings, Inc.
2.05%, 10/15/26 990,000 974,062
1,042,617
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,190,000 1,195,868
Office REITs (0.5%)
COPT Defense Properties LP
2.25%, 3/15/26(d) 935,000 930,956
Oil, Gas & Consumable Fuels (0.3%)
Occidental Petroleum Corp.
3.00%, 2/15/27 275,000 272,630
7.13%, 10/15/27 265,000 278,641
551,271
Passenger Airlines (1.0%)
Air Canada
3.88%, 8/15/26(a)(d) 950,000 946,014
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 924,000 929,765
1,875,779
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 904,000 912,988
Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.
2.60%, 5/19/26(d) 975,000 969,360
4.88%, 2/10/26(d) 37,000 37,025
Skyworks Solutions, Inc.
1.80%, 6/1/26(d) 920,000 910,047
1,916,432
Software (0.7%)
Oracle Corp.
2.65%, 7/15/26 1,335,000 1,324,302
Specialized REITs (0.8%)
EPR Properties
4.75%, 12/15/26 1,457,000 1,461,559
Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
4.90%, 10/1/26(d) 672,000 675,217
Trading Companies & Distributors (0.7%)
Air Lease Corp.
1.88%, 8/15/26 37,000 36,459
5.30%, 6/25/26 350,000 351,833

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (52.3%) (cont’d)
Aviation Capital Group LLC
1.95%, 9/20/26(a) $ 950,000 $ 934,837
1,323,129
94,725,461
U.S. Government and Agency Securities ( 15 .0% )
U.S. Treasury Notes
1.88%, 6/30/26 9,990,000 9,911,588
2.75%, 4/30/27 700,000 693,314
4.13%, 10/31/26 16,411,000 16,482,437
27,087,339
Total Fixed Income Securities
(Cost $172,255,993)
172,920,296
–
Shares
Short-Term Investments ( 6 .7% )
Investment Company ( 1 .4% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(e)
(Cost $2,539,246)
2,539,246 2,539,246
Security held as Collateral on Loaned Securities ( 2 .8% )
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(e)
(Cost $5,127,955)
5,127,955 5,127,955
Face
Amount
Commercial Paper ( 2 .5% )
Brunswick Corp.
4.24%, 1/6/26(a) $ 900,000 899,356
Genuine Parts Co.
4.22%, 1/7/26 900,000 899,291
HA Sustainable Infrastructure Capital,
Inc.
4.55%, 1/21/26 925,000 922,657
HCA, Inc.
4.31%, 1/13/26(a) 920,000 918,672
Jabil, Inc.
4.13%, 1/5/26 915,000 914,444
Total Commercial Paper
(Cost $4,554,241)
4,554,420
Total Short-Term Investments
(Cost $12,221,442)
12,221,621
Total Investments ( 102 .2% )
( Cost $ 184,477,435 ) including
$ 7,082,647 of Securities Loaned (f) 185,141,917
Liabilities in Excess of Other Assets
(-2.2%)
(3,929,198)
Net Assets (100.0%) $181,212,719
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 7,082,647 and $ 7,295,835 , respectively. The Fund received cash collateral of $ 5,127,955 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 2,167,880 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $1,504 relating to the
Fund’s investment in the Liquidity Fund.
(f) At December 31, 2025, the aggregate cost for federal income tax purposes is $184,477,435. The aggregate gross unrealized appreciation is $691,841 and the aggregate gross unrealized
depreciation is $27,359, resulting in net unrealized appreciation of
$664,482.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Depreciation
Citibank N.A. $ 3,895,879 CAD 2,824,719 3/18/26 $ (22,529)
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Depreciation
Short:
U.S. Treasury 5 Year Notes 11 Mar-26 $ (1,100,000) $ (1,202,352) $ (1,307)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 52 .6%
U.S. Government and Agency Securities 15 .0
Asset-Backed Securities 14 .3
Commercial Mortgage-Backed Securities 14 .1
Other** 4 .0
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 1,202,352 and total unrealized depreciation of $ 1,307 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of
$ 22,529 .

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 1 .3% )
ATI, Inc. (a) 4,431 $ 508,502
Axon Enterprise, Inc. (a) 1,214 689,467
Carpenter Technology Corp. 1,558 490,521
Curtiss-Wright Corp. 594 327,454
General Electric Co. 15,020 4,626,611
HEICO Corp. 1,654 535,218
Howmet Aerospace, Inc. 6,457 1,323,814
Loar Holdings, Inc. (a)(b) 579 39,372
Moog, Inc., Class  A 455 110,815
Woodward, Inc. 916 276,925
8,928,699
Air Freight & Logistics ( 0 .7% )
CH Robinson Worldwide, Inc. 3,867 621,659
Expeditors International of Washington, Inc. 4,384 653,260
FedEx Corp. 6,130 1,770,712
GXO Logistics, Inc. (a) 1,634 86,013
United Parcel Service, Inc., Class  B 18,936 1,878,262
5,009,906
Automobile Components ( 0 .2% )
Aptiv plc (a) 7,029 534,836
Autoliv, Inc. 2,341 277,877
BorgWarner, Inc. 6,988 314,879
Lear Corp. 1,703 195,164
1,322,756
Automobiles ( 0 .6% )
Ford Motor Co. 120,931 1,586,615
General Motors Co. 24,328 1,978,353
Rivian Automotive, Inc., Class  A (a) 26,315 518,668
4,083,636
Banks ( 4 .8% )
Bank of America Corp. 99,335 5,463,425
Bank OZK 1,732 79,707
BOK Financial Corp. 335 39,684
Cadence Bank 2,770 118,667
Citigroup, Inc. 27,148 3,167,900
Citizens Financial Group, Inc. 6,484 378,730
Columbia Banking System, Inc. (b) 4,528 126,558
Comerica, Inc. (b) 1,928 167,601
Commerce Bancshares, Inc. 2,055 107,559
Cullen/Frost Bankers, Inc. 911 115,360
East West Bancorp, Inc. 2,075 233,209
Fifth Third Bancorp (b) 10,013 468,709
First Citizens BancShares, Inc., Class  A (b) 129 276,857
First Financial Bankshares, Inc. 2,110 63,026
First Horizon Corp. 7,417 177,266
Flagstar Bank NA 4,616 58,115
FNB Corp. 5,390 92,169
Glacier Bancorp, Inc. (b) 1,974 86,955
Hancock Whitney Corp. 1,266 80,619
Home BancShares, Inc. 2,820 78,340
Huntington Bancshares, Inc. (b) 23,703 411,247
JPMorgan Chase & Co. 33,074 10,657,104
KeyCorp 14,380 296,803
M&T Bank Corp. 2,329 469,247
Old National Bancorp (b) 5,273 117,641
Pinnacle Financial Partners, Inc. 1,164 111,057
Shares Value
PNC Financial Services Group, Inc. (The) 5,944 $ 1,240,691
Popular, Inc. 989 123,150
Regions Financial Corp. 13,321 360,999
SouthState Bank Corp. 1,516 142,671
Synovus Financial Corp. 2,093 104,755
Truist Financial Corp. 19,444 956,839
U.S. Bancorp (b) 23,610 1,259,830
UMB Financial Corp. (b) 1,110 127,694
United Bankshares, Inc. 2,099 80,602
Valley National Bancorp (b) 7,355 85,906
Webster Financial Corp. 2,439 153,511
Wells Fargo & Co. 46,494 4,333,241
Western Alliance Bancorp 1,592 133,839
Wintrust Financial Corp. 1,004 140,379
Zions Bancorp NA 2,219 129,900
32,817,562
Beverages ( 1 .3% )
Celsius Holdings, Inc. (a) 2,988 136,671
Coca-Cola Co. (The) 56,777 3,969,280
Coca-Cola Consolidated, Inc. 940 144,102
Keurig Dr Pepper, Inc. 23,527 658,991
Monster Beverage Corp. (a) 12,625 967,959
PepsiCo, Inc. 21,927 3,146,963
Primo Brands Corp., Class  A (b) 4,566 74,654
9,098,620
Biotechnology ( 2 .4% )
AbbVie, Inc. 23,932 5,468,223
Alkermes plc (a) 2,251 62,983
Alnylam Pharmaceuticals, Inc. (a)(b) 1,798 714,975
Amgen, Inc. 7,448 2,437,805
Biogen, Inc. (a) 2,028 356,908
BioMarin Pharmaceutical, Inc. (a) 2,628 156,182
Exact Sciences Corp. (a) 2,589 262,939
Exelixis, Inc. (a) 3,608 158,139
Gilead Sciences, Inc. 17,161 2,106,341
Halozyme Therapeutics, Inc. (a) 1,617 108,824
Incyte Corp. (a) 2,191 216,405
Insmed, Inc. (a) 2,915 507,326
Ionis Pharmaceuticals, Inc. (a) 2,204 174,358
Madrigal Pharmaceuticals, Inc. (a) 252 146,750
Moderna, Inc. (a)(b) 4,973 146,654
Natera, Inc. (a) 1,820 416,944
Neurocrine Biosciences, Inc. (a) 1,345 190,761
Regeneron Pharmaceuticals, Inc. 1,401 1,081,390
Revolution Medicines, Inc. (a) 2,294 182,717
Roivant Sciences Ltd. (a) 6,011 130,439
United Therapeutics Corp. (a) 574 279,681
Vertex Pharmaceuticals, Inc. (a) 3,506 1,589,480
16,896,224
Broadline Retail ( 3 .8% )
Amazon.com, Inc. (a) 110,735 25,559,853
eBay, Inc. 5,471 476,524
Etsy, Inc. (a) 1,185 65,696
Ollie's Bargain Outlet Holdings, Inc. (a) 744 81,550
26,183,623
Building Products ( 0 .9% )
AAON, Inc. (b) 1,097 83,646
Advanced Drainage Systems, Inc. 1,159 167,858

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
Allegion plc 1,394 $ 221,953
AO Smith Corp. 1,844 123,327
Armstrong World Industries, Inc. 517 98,799
Builders FirstSource, Inc. (a) 1,303 134,066
Carlisle Cos., Inc. 1,359 434,690
Carrier Global Corp. 12,846 678,782
CSW Industrials, Inc. 265 77,785
Fortune Brands Innovations, Inc. 1,454 72,729
Johnson Controls International plc 9,895 1,184,926
Lennox International, Inc. (b) 516 250,559
Masco Corp. 2,515 159,602
Modine Manufacturing Co. (a) 1,706 227,768
Owens Corning 2,681 300,031
Simpson Manufacturing Co., Inc. 670 108,185
Trane Technologies plc 3,592 1,398,006
Trex Co., Inc. (a) 1,300 45,604
UFP Industries, Inc. 696 63,371
Zurn Elkay Water Solutions Corp. 1,800 83,682
5,915,369
Capital Markets ( 4 .1% )
Affiliated Managers Group, Inc. 410 118,195
Ameriprise Financial, Inc. 1,408 690,399
Ares Management Corp., Class  A 3,165 511,559
Bank of New York Mellon Corp. (The) 10,591 1,229,509
BlackRock, Inc. 2,191 2,345,115
Blackstone, Inc. 11,128 1,715,270
Blue Owl Capital, Inc., Class  A (b) 9,515 142,154
Carlyle Group, Inc. (The) 3,996 236,204
Cboe Global Markets, Inc. 1,590 399,090
Charles Schwab Corp. (The) 25,540 2,551,701
CME Group, Inc. 5,463 1,491,836
Coinbase Global, Inc., Class  A (a) 3,349 757,343
Evercore, Inc., Class  A 547 186,117
FactSet Research Systems, Inc. 542 157,283
Franklin Resources, Inc. 4,682 111,853
Goldman Sachs Group, Inc. (The) 4,527 3,979,233
Hamilton Lane, Inc., Class  A (b) 582 78,168
Houlihan Lokey, Inc., Class  A (b) 828 144,229
Interactive Brokers Group, Inc., Class  A 6,556 421,616
Intercontinental Exchange, Inc. 8,621 1,396,257
Invesco Ltd. 6,740 177,060
Janus Henderson Group plc 1,893 90,050
Jefferies Financial Group, Inc. 2,495 154,615
KKR & Co., Inc. 10,505 1,339,177
LPL Financial Holdings, Inc. 1,207 431,104
MarketAxess Holdings, Inc. 528 95,700
Moody's Corp. 2,252 1,150,434
Morningstar, Inc. 337 73,234
MSCI, Inc., Class  A 1,053 604,138
Nasdaq, Inc. 6,864 666,700
Northern Trust Corp. 2,867 391,604
PJT Partners, Inc., Class  A 342 57,182
Raymond James Financial, Inc. 2,682 430,702
S&P Global, Inc. 4,391 2,294,693
SEI Investments Co. (b) 1,531 125,573
State Street Corp. 4,229 545,583
Stifel Financial Corp. 1,501 187,955
T Rowe Price Group, Inc. 3,261 333,861
Shares Value
TPG, Inc., Class  A (b) 1,998 $ 127,552
Tradeweb Markets, Inc., Class  A 1,764 189,701
Virtu Financial, Inc., Class  A (b) 1,205 40,151
28,169,900
Chemicals ( 1 .1% )
Air Products and Chemicals, Inc. 3,599 889,025
Axalta Coating Systems Ltd. (a) 3,461 111,825
Balchem Corp. 523 80,207
Celanese Corp., Class  A 1,778 75,174
Eastman Chemical Co. 1,842 117,575
Ecolab, Inc. 4,118 1,081,058
Element Solutions, Inc. 3,686 92,113
FMC Corp. (b) 2,039 28,281
International Flavors & Fragrances, Inc. 4,080 274,951
Linde plc 7,541 3,215,407
Mosaic Co. (The) 5,148 124,015
PPG Industries, Inc. (b) 3,643 373,262
RPM International, Inc. 2,056 213,824
Sherwin-Williams Co. (The) 3,735 1,210,252
7,886,969
Commercial Services & Supplies ( 0 .6% )
Casella Waste Systems, Inc., Class  A (a)(b) 924 90,497
Cintas Corp. 4,146 779,738
Clean Harbors, Inc. (a) 749 175,625
Copart, Inc. (a) 12,861 503,508
MSA Safety, Inc. (b) 598 95,764
Republic Services, Inc., Class  A 2,978 631,128
Tetra Tech, Inc. 3,867 129,699
Veralto Corp. (b) 3,686 367,789
Waste Management, Inc. 5,974 1,312,547
4,086,295
Communications Equipment ( 1 .1% )
Arista Networks, Inc. (a) 13,578 1,779,125
Ciena Corp. (a) 1,810 423,305
Cisco Systems, Inc. 51,401 3,959,419
F5, Inc. (a) 749 191,190
Lumentum Holdings, Inc. (a)(b) 891 328,414
Motorola Solutions, Inc. 2,163 829,121
7,510,574
Construction & Engineering ( 0 .4% )
AECOM (b) 1,951 185,989
Comfort Systems USA, Inc. 517 482,511
Dycom Industries, Inc. (a) 422 142,594
EMCOR Group, Inc. 656 401,334
IES Holdings, Inc. (a) 134 52,129
MasTec, Inc. (a) 892 193,894
Quanta Services, Inc. 2,192 925,155
Sterling Infrastructure, Inc. (a)(b) 442 135,354
Valmont Industries, Inc. 316 127,133
WillScot Holdings Corp. (b) 2,647 49,843
2,695,936
Construction Materials ( 0 .5% )
CRH plc 15,986 1,995,053
Knife River Corp. (a) 1,859 130,781
Vulcan Materials Co. 4,342 1,238,425
3,364,259

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Consumer Finance ( 1 .0% )
Ally Financial, Inc. 4,651 $ 210,644
American Express Co. 8,343 3,086,493
Capital One Financial Corp. 9,595 2,325,444
Credit Acceptance Corp. (a) 87 38,581
FirstCash Holdings, Inc. 593 94,512
OneMain Holdings, Inc. 1,783 120,442
SLM Corp. 3,059 82,776
SoFi Technologies, Inc. (a) 18,365 480,796
Synchrony Financial 5,460 455,528
6,895,216
Consumer Staples Distribution & Retail ( 2 .1% )
Albertsons Cos., Inc., Class  A 7,072 121,426
BJ's Wholesale Club Holdings, Inc. (a) 1,577 141,977
Casey's General Stores, Inc. 672 371,421
Costco Wholesale Corp. 5,361 4,623,005
Dollar General Corp. 2,657 352,770
Dollar Tree, Inc. (a) 2,468 303,589
Kroger Co. (The) 11,941 746,073
Maplebear, Inc. (a) 3,132 140,877
Performance Food Group Co. (a)(b) 2,786 250,517
Sprouts Farmers Market, Inc. (a) 1,761 140,299
Sysco Corp. 8,686 640,071
Target Corp. 5,481 535,768
U.S. Foods Holding Corp. (a) 4,024 303,088
Walmart, Inc. 52,909 5,894,592
14,565,473
Containers & Packaging ( 0 .3% )
Amcor plc (b) 37,363 311,607
AptarGroup, Inc. 1,058 129,034
Avery Dennison Corp. 1,248 226,986
Ball Corp. 4,348 230,314
Crown Holdings, Inc. (b) 1,859 191,421
Graphic Packaging Holding Co. 4,745 71,460
International Paper Co. (b) 8,499 334,776
Packaging Corp. of America 1,428 294,496
Sealed Air Corp. 2,358 97,692
Silgan Holdings, Inc. (b) 1,420 57,325
Smurfit WestRock plc 8,445 326,568
2,271,679
Distributors ( 0 .1% )
Genuine Parts Co. 1,683 206,942
LKQ Corp. 3,098 93,559
Pool Corp. (b) 440 100,650
401,151
Diversified Consumer Services ( 0 .1% )
ADT, Inc. 7,446 60,089
Adtalem Global Education, Inc. (a) 518 53,597
Bright Horizons Family Solutions, Inc. (a) 814 82,540
Duolingo, Inc., Class  A (a) 551 96,701
H&R Block, Inc. 1,821 79,359
Service Corp. International (b) 1,980 154,381
Stride, Inc. (a)(b) 624 40,516
567,183
Diversified REITs ( 0 .0% ) (c)
Essential Properties Realty Trust, Inc. (b) 2,943 87,289
Shares Value
WP Carey, Inc. (b) 3,221 $ 207,304
294,593
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 92,335 2,293,601
Verizon Communications, Inc. 54,964 2,238,684
4,532,285
Electric Utilities ( 1 .0% )
Alliant Energy Corp. 3,816 248,078
Constellation Energy Corp. 4,634 1,637,053
Evergy, Inc. 3,378 244,871
Eversource Energy 5,574 375,298
Exelon Corp. (b) 15,020 654,722
IDACORP, Inc. (b) 800 101,248
NextEra Energy, Inc. 30,939 2,483,783
NRG Energy, Inc. 2,822 449,375
Portland General Electric Co. 1,672 80,239
TXNM Energy, Inc. 1,436 84,552
Xcel Energy, Inc. 8,781 648,565
7,007,784
Electrical Equipment ( 1 .4% )
Acuity, Inc. 495 178,220
AMETEK, Inc. 3,723 764,369
Eaton Corp. plc 6,292 2,004,065
Emerson Electric Co. 9,097 1,207,354
GE Vernova, Inc. 4,029 2,633,234
Hubbell, Inc., Class  B 859 381,490
Nextpower, Inc., Class  A (a) 2,374 206,799
nVent Electric plc 2,586 263,694
Regal Rexnord Corp. (b) 1,074 150,704
Rockwell Automation, Inc. 1,819 707,718
Vertiv Holdings Co., Class  A 6,092 986,965
9,484,612
Electronic Equipment, Instruments & Components ( 1 .1% )
Amphenol Corp., Class  A 19,757 2,669,961
Arrow Electronics, Inc. (a) 622 68,532
Badger Meter, Inc. 477 83,194
CDW Corp. 1,690 230,178
Cognex Corp. 2,724 98,009
Coherent Corp. (a) 2,530 466,962
Corning, Inc. 10,263 898,628
Flex Ltd. (a)(b) 4,790 289,412
Itron, Inc. (a) 701 65,095
Jabil, Inc. 1,362 310,563
Keysight Technologies, Inc. (a) 2,768 562,430
Littelfuse, Inc. (b) 398 100,662
Ralliant Corp. 1,832 93,267
TD SYNNEX Corp. 922 138,512
TE Connectivity plc 4,771 1,085,450
Teledyne Technologies, Inc. (a) 753 384,580
Vontier Corp. 1,892 70,345
Zebra Technologies Corp., Class  A (a) 655 159,047
7,774,827
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 31,481 1,433,645
Entertainment ( 1 .5% )
Electronic Arts, Inc. 2,932 599,096

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Liberty Media Corp-Liberty Formula One,
Class  A (a) 3,655 $ 326,684
Netflix, Inc. (a) 52,001 4,875,614
Roku, Inc., Class  A (a) 1,696 183,999
Take-Two Interactive Software, Inc. (a) 2,228 570,435
Walt Disney Co. (The) 25,924 2,949,373
Warner Bros Discovery, Inc. (a) 35,231 1,015,357
Warner Music Group Corp., Class  A 2,102 64,468
10,585,026
Financial Services ( 2 .6% )
Affirm Holdings, Inc., Class  A (a) 3,605 268,320
Apollo Global Management, Inc. (b) 6,360 920,674
Corebridge Financial, Inc. 4,116 124,180
Corpay, Inc. (a) 879 264,517
Equitable Holdings, Inc. 4,340 206,801
Essent Group Ltd. 1,426 92,704
Euronet Worldwide, Inc. (a)(b) 514 39,121
Fidelity National Information Services, Inc. 6,749 448,538
Fiserv, Inc. (a) 6,957 467,302
Jack Henry & Associates, Inc. 940 171,531
Jackson Financial, Inc., Class  A 1,015 108,250
Mastercard, Inc., Class  A 10,683 6,098,711
MGIC Investment Corp. 3,357 98,091
PayPal Holdings, Inc. 12,191 711,711
PennyMac Financial Services, Inc. 440 58,010
Shift4 Payments, Inc., Class  A (a)(b) 863 54,343
Toast, Inc., Class  A (a) 6,179 219,416
Visa, Inc., Class  A (b) 21,577 7,567,270
Voya Financial, Inc. (b) 1,448 107,861
18,027,351
Food Products ( 0 .6% )
Bunge Global SA 2,442 217,533
Campbell's Co. (The) (b) 3,483 97,071
Conagra Brands, Inc. 8,656 149,835
Darling Ingredients, Inc. (a) 2,856 102,816
General Mills, Inc. 9,657 449,051
Hershey Co. (The) (b) 2,641 480,609
Hormel Foods Corp. (b) 5,296 125,515
Ingredion, Inc. 1,145 126,248
J.M. Smucker Co. (The) 1,898 185,643
Kraft Heinz Co. (The) 15,494 375,730
Lamb Weston Holdings, Inc. 2,510 105,144
McCormick & Co., Inc. (Non-Voting) 4,817 328,086
Mondelez International, Inc., Class  A (b) 23,402 1,259,730
Pilgrim's Pride Corp. 766 29,866
Post Holdings, Inc. (a)(b) 823 81,518
4,114,395
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 980 78,420
UGI Corp. 3,193 119,514
197,934
Ground Transportation ( 1 .1% )
JB Hunt Transport Services, Inc. 2,493 484,490
Knight-Swift Transportation Holdings, Inc.,
Class  A 5,181 270,863
Landstar System, Inc. 1,122 161,231
Lyft, Inc., Class  A (a) 4,975 96,366
Shares Value
Old Dominion Freight Line, Inc. 5,930 $ 929,824
Ryder System, Inc. (b) 1,286 246,127
Saia, Inc. (a)(b) 873 285,052
Uber Technologies, Inc. (a) 26,036 2,127,402
Union Pacific Corp. 10,972 2,538,043
XPO, Inc. (a)(b) 3,753 510,070
7,649,468
Health Care Equipment & Supplies ( 2 .4% )
Abbott Laboratories 23,939 2,999,317
Align Technology, Inc. (a) 931 145,376
Baxter International, Inc. (b) 7,114 135,949
Becton Dickinson & Co. 3,949 766,382
Boston Scientific Corp. (a) 20,467 1,951,528
Cooper Cos., Inc. (The) (a) 2,739 224,488
Dexcom, Inc. (a) 5,329 353,686
Edwards Lifesciences Corp. (a) 7,936 676,544
GE HealthCare Technologies, Inc. 6,297 516,480
Glaukos Corp. (a) 764 86,263
Globus Medical, Inc., Class  A (a) 1,547 135,069
Hologic, Inc. (a)(b) 3,042 226,599
IDEXX Laboratories, Inc. (a) 1,092 738,771
Insulet Corp. (a) 972 276,281
Intuitive Surgical, Inc. (a) 4,880 2,763,837
Medtronic plc 17,758 1,705,833
Merit Medical Systems, Inc. (a)(b) 803 70,776
Penumbra, Inc. (a) 525 163,228
ResMed, Inc. (b) 2,010 484,149
STERIS plc 1,355 343,520
Stryker Corp. 4,972 1,747,509
Teleflex, Inc. 610 74,444
Zimmer Biomet Holdings, Inc. 2,744 246,740
16,832,769
Health Care Providers & Services ( 1 .6% )
Centene Corp. (a) 6,646 273,483
Chemed Corp. 192 82,149
Cigna Group (The) 3,642 1,002,388
CorVel Corp. (a) 443 29,978
CVS Health Corp. 17,572 1,394,514
DaVita, Inc. (a)(b) 519 58,964
Elevance Health, Inc. 3,073 1,077,240
Encompass Health Corp. (b) 1,380 146,473
Ensign Group, Inc. (The) 776 135,179
Guardant Health, Inc. (a)(b) 1,722 175,885
HCA Healthcare, Inc. 2,190 1,022,423
HealthEquity, Inc. (a) 1,100 100,771
Henry Schein, Inc. (a) 1,374 103,847
Humana, Inc. 1,663 425,944
Labcorp Holdings, Inc. 1,146 287,509
Molina Healthcare, Inc. (a) 703 121,999
Option Care Health, Inc. (a)(b) 2,183 69,550
Quest Diagnostics, Inc. 1,534 266,195
UnitedHealth Group, Inc. 12,528 4,135,618
10,910,109
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. (b) 2,546 124,601
American Healthcare REIT, Inc. (b) 2,739 128,897
CareTrust REIT, Inc. 3,312 119,762
Healthcare Realty Trust, Inc., Class  A (b) 5,209 88,292

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Health Care REITs (cont’d)
Healthpeak Properties, Inc. 10,321 $ 165,962
Omega Healthcare Investors, Inc. 4,390 194,653
Ventas, Inc. (b) 6,951 537,868
Welltower, Inc. 10,201 1,893,408
3,253,443
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 1,955 436,415
Waystar Holding Corp. (a)(b) 1,418 46,439
482,854
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. (b) 10,105 179,162
Ryman Hospitality Properties, Inc. 910 86,104
265,266
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A (a) 5,428 736,688
Aramark 4,748 175,011
Booking Holdings, Inc. 418 2,238,528
Brinker International, Inc. (a) 797 114,385
Cava Group, Inc. (a)(b) 1,808 106,112
Chipotle Mexican Grill, Inc., Class  A (a) 23,847 882,339
Choice Hotels International, Inc. (b) 379 36,104
Darden Restaurants, Inc. 2,107 387,730
Domino's Pizza, Inc. (b) 608 253,427
DoorDash, Inc., Class  A (a) 4,555 1,031,616
Hilton Worldwide Holdings, Inc. 3,306 949,649
Hyatt Hotels Corp., Class  A (b) 585 93,787
Life Time Group Holdings, Inc. (a) 2,174 57,785
Marriott International, Inc., Class  A 3,208 995,250
Planet Fitness, Inc., Class  A (a) 1,204 130,598
Shake Shack, Inc., Class  A (a) 700 56,819
Starbucks Corp. 20,614 1,735,905
Texas Roadhouse, Inc., Class  A 1,194 198,204
Vail Resorts, Inc. (b) 514 68,259
Wingstop, Inc. (b) 503 119,960
Wyndham Hotels & Resorts, Inc. (b) 1,075 81,227
Yum! Brands, Inc. 5,038 762,149
11,211,532
Household Durables ( 0 .3% )
DR Horton, Inc. (b) 3,801 547,458
Lennar Corp., Class  A 3,403 349,829
Mohawk Industries, Inc. (a) 617 67,438
NVR, Inc. (a) 39 284,418
PulteGroup, Inc. 2,881 337,826
Somnigroup International, Inc. 2,268 202,487
Taylor Morrison Home Corp., Class  A (a) 1,420 83,595
Toll Brothers, Inc. 1,425 192,689
TopBuild Corp. (a) 412 171,882
2,237,622
Household Products ( 0 .8% )
Church & Dwight Co., Inc. (b) 2,908 243,836
Clorox Co. (The) 1,473 148,522
Colgate-Palmolive Co. 9,764 771,551
Kimberly-Clark Corp. 4,020 405,578
Procter & Gamble Co. (The) 28,322 4,058,826
5,628,313
Shares Value
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 10,568 $ 151,545
Brookfield Renewable Corp. (b) 2,161 82,853
Clearway Energy, Inc., Class  C (b) 1,395 46,398
280,796
Industrial REITs ( 0 .4% )
Americold Realty Trust, Inc. (b) 4,262 54,809
EastGroup Properties, Inc. (b) 786 140,018
First Industrial Realty Trust, Inc. (b) 1,956 112,020
Lineage, Inc. (b) 1,062 37,170
Prologis, Inc. 13,776 1,758,644
Rexford Industrial Realty, Inc. 3,447 133,468
STAG Industrial, Inc. 2,771 101,862
Terreno Realty Corp. 1,505 88,359
2,426,350
Insurance ( 2 .1% )
Aflac, Inc. 7,139 787,217
American Financial Group, Inc. 1,062 145,154
American International Group, Inc. 8,202 701,681
Aon plc, Class  A 3,231 1,140,155
Arch Capital Group Ltd. (a) 5,336 511,829
Arthur J Gallagher & Co. (b) 3,694 955,970
Assurant, Inc. 758 182,564
Axis Capital Holdings Ltd. 1,163 124,546
Brown & Brown, Inc. (b) 4,230 337,131
Cincinnati Financial Corp. 2,331 380,699
Everest Group Ltd. 630 213,790
First American Financial Corp. 1,422 87,368
Hanover Insurance Group, Inc. (The) 535 97,782
Hartford Insurance Group, Inc. (The) 4,226 582,343
Kinsale Capital Group, Inc. (b) 334 130,634
Markel Group, Inc. (a) 187 401,985
Marsh & McLennan Cos., Inc. 7,448 1,381,753
MetLife, Inc. 8,435 665,859
Old Republic International Corp. 3,481 158,873
Primerica, Inc. 482 124,529
Principal Financial Group, Inc. 3,323 293,122
Progressive Corp. (The) 8,899 2,026,480
Prudential Financial, Inc. 5,318 600,296
Reinsurance Group of America, Inc. 996 202,646
RenaissanceRe Holdings Ltd. 669 188,096
RLI Corp. 1,269 81,191
Ryan Specialty Holdings, Inc., Class  A 1,725 89,062
Travelers Cos., Inc. (The) 3,378 979,823
Unum Group 2,524 195,610
W. R. Berkley Corp. 4,528 317,503
Willis Towers Watson plc (b) 1,453 477,456
14,563,147
Interactive Media & Services ( 5 .6% )
Alphabet, Inc., Class  A 121,959 38,173,167
Pinterest, Inc., Class  A (a) 7,719 199,845
Reddit, Inc., Class  A (a) 1,733 398,365
Snap, Inc., Class  A (a) 14,587 117,717
38,889,094
IT Services ( 1 .4% )
Accenture plc, Class  A 8,064 2,163,571
Akamai Technologies, Inc. (a) 1,840 160,540
Amdocs Ltd. (b) 1,426 114,807

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
IT Services (cont’d)
Cloudflare, Inc., Class  A (a) 4,071 $ 802,598
Cognizant Technology Solutions Corp., Class  A 6,269 520,327
EPAM Systems, Inc. (a) 692 141,777
Gartner, Inc. (a) 1,015 256,064
GoDaddy, Inc., Class  A (a) 1,752 217,388
International Business Machines Corp. 12,176 3,606,653
Kyndryl Holdings, Inc. (a)(b) 2,933 77,900
MongoDB, Inc., Class  A (a) 1,024 429,763
Snowflake, Inc., Class  A (a) 4,261 934,693
Twilio, Inc., Class  A (a) 1,890 268,834
VeriSign, Inc. 1,196 290,568
9,985,483
Leisure Products ( 0 .0% ) (c)
Hasbro, Inc. 1,694 138,908
Mattel, Inc. (a) 3,757 74,539
213,447
Life Sciences Tools & Services ( 1 .2% )
Agilent Technologies, Inc. 3,911 532,170
Avantor, Inc. (a) 9,223 105,695
Bio-Rad Laboratories, Inc., Class  A (a) 250 75,747
Bio-Techne Corp. (b) 2,138 125,736
Bruker Corp. 1,520 71,607
Charles River Laboratories International, Inc. (a) 674 134,449
Danaher Corp. 8,917 2,041,280
Illumina, Inc. (a) 2,061 270,321
IQVIA Holdings, Inc. (a) 2,339 527,234
Medpace Holdings, Inc. (a) 315 176,920
Mettler-Toledo International, Inc. (a) 278 387,585
PerkinElmer, Inc. 1,567 151,607
Repligen Corp. (a)(b) 740 121,256
Thermo Fisher Scientific, Inc. 5,193 3,009,084
Waters Corp. (a) 824 312,980
West Pharmaceutical Services, Inc. 991 272,664
8,316,335
Machinery ( 2 .6% )
AGCO Corp. (b) 1,008 105,155
Allison Transmission Holdings, Inc. 1,346 131,773
Caterpillar, Inc. 6,926 3,967,698
Chart Industries, Inc. (a) 723 149,104
CNH Industrial NV 14,210 131,016
Cummins, Inc. 2,231 1,138,814
Deere & Co. (b) 4,059 1,889,749
Donaldson Co., Inc. 1,873 166,060
Dover Corp. 2,219 433,238
Esab Corp. 924 103,229
ESCO Technologies, Inc. 420 82,064
Federal Signal Corp. 964 104,681
Flowserve Corp. 2,057 142,715
Fortive Corp. (b) 5,140 283,779
Gates Industrial Corp. plc (a) 4,135 88,779
Graco, Inc. 2,671 218,942
IDEX Corp. (b) 1,211 215,485
Illinois Tool Works, Inc. (b) 4,691 1,155,393
Ingersoll Rand, Inc. (b) 6,405 507,404
ITT, Inc. 1,260 218,623
JBT Marel Corp. (b) 831 125,207
Lincoln Electric Holdings, Inc. 874 209,445
Shares Value
Middleby Corp. (The) (a) 806 $ 119,828
Mueller Industries, Inc. 1,764 202,507
Nordson Corp. 828 199,076
Oshkosh Corp. (b) 1,019 128,017
Otis Worldwide Corp. 6,323 552,314
PACCAR, Inc. 8,368 916,380
Parker-Hannifin Corp. 2,044 1,796,594
Pentair plc 2,644 275,346
RBC Bearings, Inc. (a) 505 226,457
Snap-on, Inc. 835 287,741
SPX Technologies, Inc. (a) 784 156,847
Stanley Black & Decker, Inc. 2,512 186,591
Timken Co. (The) 1,033 86,906
Toro Co. (The) 1,583 124,614
Watts Water Technologies, Inc., Class  A 440 121,449
Westinghouse Air Brake Technologies Corp. 2,747 586,347
Xylem, Inc. 3,943 536,958
18,072,325
Media ( 0 .4% )
Charter Communications, Inc., Class  A (a) 1,161 242,359
Comcast Corp., Class  A 47,085 1,407,371
Liberty Broadband Corp., Class  C (a) 1,709 83,057
New York Times Co. (The), Class  A 2,312 160,499
Nexstar Media Group, Inc., Class  A (b) 410 83,250
Omnicom Group, Inc. 4,660 376,295
Paramount Skydance Corp., Class  B (b) 4,514 60,488
Sirius XM Holdings, Inc. 2,770 55,386
Trade Desk, Inc. (The), Class  A (a) 5,716 216,979
2,685,684
Metals & Mining ( 0 .4% )
Commercial Metals Co. 3,636 251,684
Nucor Corp. (b) 7,485 1,220,878
Reliance, Inc. 1,710 493,968
Steel Dynamics, Inc. (b) 4,489 760,661
2,727,191
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. 16,270 174,415
Annaly Capital Management, Inc. 10,389 232,298
Rithm Capital Corp. 8,432 91,909
Starwood Property Trust, Inc. (b) 5,338 96,137
594,759
Multi-Utilities ( 0 .7% )
Ameren Corp. (b) 4,007 400,139
CMS Energy Corp. 4,499 314,615
Consolidated Edison, Inc. 5,358 532,157
Dominion Energy, Inc. 12,684 743,156
DTE Energy Co. 3,078 397,000
NiSource, Inc. (b) 7,084 295,828
Public Service Enterprise Group, Inc. 7,415 595,424
Sempra 9,699 856,325
WEC Energy Group, Inc. (b) 4,831 509,477
4,644,121
Office REITs ( 0 .1% )
BXP, Inc. (b) 2,350 158,578
COPT Defense Properties (b) 1,689 46,954
Cousins Properties, Inc. 2,489 64,166
Kilroy Realty Corp. 1,749 65,360

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Office REITs (cont’d)
Vornado Realty Trust (b) 2,684 $ 89,324
424,382
Oil, Gas & Consumable Fuels ( 0 .2% )
CNX Resources Corp. (a) 4,238 155,831
Occidental Petroleum Corp. 23,179 953,121
1,108,952
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 834 67,354
Passenger Airlines ( 0 .3% )
Alaska Air Group, Inc. (a) 3,806 191,442
American Airlines Group, Inc. (a) 21,417 328,323
Delta Air Lines, Inc. 21,421 1,486,617
Joby Aviation, Inc. (a) 7,069 93,311
2,099,693
Personal Care Products ( 0 .1% )
BellRing Brands, Inc. (a) 1,443 38,571
elf Beauty, Inc. (a) 704 53,532
Estee Lauder Cos., Inc. (The), Class  A 2,841 297,510
Kenvue, Inc. 23,244 400,959
790,572
Pharmaceuticals ( 2 .8% )
Bristol-Myers Squibb Co. 28,169 1,519,436
Corcept Therapeutics, Inc. (a) 1,297 45,136
Elanco Animal Health, Inc. (a)(b) 6,837 154,721
Eli Lilly & Co. 10,303 11,072,428
Jazz Pharmaceuticals plc (a) 805 136,850
Merck & Co., Inc. 34,366 3,617,365
Pfizer, Inc. 78,740 1,960,626
Royalty Pharma plc, Class  A 5,252 202,937
Zoetis, Inc., Class  A (b) 6,096 766,999
19,476,498
Professional Services ( 0 .7% )
Amentum Holdings, Inc. (a) 2,593 75,197
Automatic Data Processing, Inc. 5,266 1,354,573
Booz Allen Hamilton Holding Corp., Class  A (b) 1,745 147,208
Broadridge Financial Solutions, Inc. 1,514 337,879
Dayforce, Inc. (a) 2,013 139,219
Equifax, Inc. 1,766 383,187
ExlService Holdings, Inc. (a) 1,997 84,753
FTI Consulting, Inc. (a) 440 75,165
Genpact Ltd. 2,066 96,648
Parsons Corp. (a)(b) 690 42,642
Paychex, Inc. 4,208 472,053
Paycom Software, Inc. (b) 651 103,743
Paylocity Holding Corp. (a) 569 86,773
Robert Half, Inc. 1,435 38,975
Science Applications International Corp. 597 60,094
SS&C Technologies Holdings, Inc. 2,751 240,492
TransUnion 2,788 239,071
UL Solutions, Inc., Class  A (b) 902 71,132
Verisk Analytics, Inc., Class  A 2,020 451,854
4,500,658
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 4,394 706,511
CoStar Group, Inc. (a) 6,086 409,223
Shares Value
Jones Lang LaSalle, Inc. (a) 694 $ 233,510
Zillow Group, Inc., Class  C (a) 2,787 190,129
1,539,373
Residential REITs ( 0 .3% )
AvalonBay Communities, Inc. (b) 2,099 380,570
Camden Property Trust 1,554 171,064
Equity LifeStyle Properties, Inc. (b) 2,852 172,860
Equity Residential 5,610 353,654
Essex Property Trust, Inc. (b) 951 248,858
Invitation Homes, Inc. 9,092 252,667
Mid-America Apartment Communities, Inc. 1,727 239,898
Sun Communities, Inc. (b) 1,816 225,020
UDR, Inc. 4,900 179,732
2,224,323
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. (b) 4,531 118,803
Federal Realty Investment Trust 1,272 128,218
Kimco Realty Corp. 9,875 200,166
Kite Realty Group Trust 3,201 76,728
NNN REIT, Inc. 2,806 111,202
Phillips Edison & Co., Inc. 1,867 66,409
Realty Income Corp. (b) 13,666 770,352
Regency Centers Corp. 2,702 186,519
Simon Property Group, Inc. 4,809 890,194
2,548,591
Semiconductors & Semiconductor Equipment ( 13 .9% )
Advanced Micro Devices, Inc. (a) 21,123 4,523,702
Allegro MicroSystems, Inc. (a) 1,621 42,762
Analog Devices, Inc. 6,366 1,726,459
Applied Materials, Inc. 10,348 2,659,333
Astera Labs, Inc. (a) 1,745 290,298
Broadcom, Inc. 53,388 18,477,587
Cirrus Logic, Inc. (a) 662 78,447
Enphase Energy, Inc. (a)(b) 1,525 48,876
Entegris, Inc. (b) 1,966 165,635
First Solar, Inc. (a) 1,217 317,917
Intel Corp. 55,350 2,042,415
KLA Corp. 1,710 2,077,787
Lam Research Corp. 16,325 2,794,513
Lattice Semiconductor Corp. (a) 1,761 129,574
MACOM Technology Solutions Holdings, Inc. (a) 864 147,986
Marvell Technology, Inc. 11,188 950,756
Microchip Technology, Inc. 6,908 440,178
Micron Technology, Inc. 14,633 4,176,405
MKS, Inc. 1,086 173,543
Monolithic Power Systems, Inc. (b) 595 539,284
NVIDIA Corp. 261,695 48,806,117
ON Semiconductor Corp. (a)(b) 5,222 282,771
Qorvo, Inc. (a) 1,198 101,243
QUALCOMM, Inc. 13,952 2,386,490
Rambus, Inc. (a) 1,396 128,278
Skyworks Solutions, Inc. (b) 1,934 122,635
Teradyne, Inc. 2,036 394,088
Texas Instruments, Inc. 11,828 2,052,040
Universal Display Corp. 574 67,032
96,144,151
Software ( 10 .0% )
ACI Worldwide, Inc. (a) 1,330 63,587

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Adobe, Inc. (a) 5,438 $ 1,903,246
Appfolio, Inc., Class  A (a) 282 65,607
AppLovin Corp., Class  A (a) 2,913 1,962,838
Atlassian Corp., Class  A (a) 2,167 351,357
Autodesk, Inc. (a) 2,756 815,804
Bentley Systems, Inc., Class  B 2,055 78,429
Box, Inc., Class  A (a) 1,831 54,765
Cadence Design Systems, Inc. (a) 3,532 1,104,033
CCC Intelligent Solutions Holdings, Inc. (a)(b) 7,905 62,845
Clearwater Analytics Holdings, Inc., Class  A (a) 3,621 87,338
CommVault Systems, Inc. (a) 569 71,330
Confluent, Inc., Class  A (a) 3,835 115,970
Crowdstrike Holdings, Inc., Class  A (a) 3,162 1,482,219
Datadog, Inc., Class  A (a) 4,145 563,679
Docusign, Inc., Class  A (a) 2,601 177,908
Dolby Laboratories, Inc., Class  A (b) 789 50,670
Dropbox, Inc., Class  A (a)(b) 2,428 67,498
Dynatrace, Inc. (a) 3,898 168,939
Elastic NV (a) 1,200 90,528
Fair Isaac Corp. (a) 335 566,358
Fortinet, Inc. (a) 8,063 640,283
Gen Digital, Inc. (b) 7,284 198,052
Guidewire Software, Inc. (a) 1,102 221,513
HubSpot, Inc. (a) 658 264,055
Intuit, Inc. 3,540 2,344,967
Manhattan Associates, Inc. (a) 776 134,489
MARA Holdings, Inc. (a)(b) 4,883 43,849
Microsoft Corp. 82,468 39,883,174
Nutanix, Inc., Class  A (a) 3,450 178,330
Oracle Corp. 21,978 4,283,732
Palo Alto Networks, Inc. (a) 9,004 1,658,537
PTC, Inc. (a) 1,554 270,722
Q2 Holdings, Inc. (a) 786 56,718
Qualys, Inc. (a) 463 61,533
Roper Technologies, Inc. 1,397 621,847
Salesforce, Inc. 12,089 3,202,497
Samsara, Inc., Class  A (a) 4,331 153,534
SentinelOne, Inc., Class  A (a) 3,955 59,325
ServiceNow, Inc. (a) 13,622 2,086,754
SPS Commerce, Inc. (a) 489 43,585
Synopsys, Inc. (a) 2,327 1,093,038
Trimble, Inc. (a) 3,851 301,726
Tyler Technologies, Inc. (a) 558 253,304
Varonis Systems, Inc., Class  B (a) 1,480 48,544
Workday, Inc., Class  A (a) 2,756 591,934
Zscaler, Inc. (a) 1,334 300,043
68,901,033
Specialized REITs ( 0 .8% )
American Tower Corp. 6,944 1,219,158
Crown Castle, Inc. (b) 6,460 574,100
CubeSmart 3,371 121,524
Digital Realty Trust, Inc. 5,099 788,866
Equinix, Inc. 1,448 1,109,400
Extra Space Storage, Inc. 3,126 407,068
Iron Mountain, Inc. 3,827 317,450
Lamar Advertising Co., Class  A 1,281 162,149
National Storage Affiliates Trust (b) 1,076 30,354
Public Storage 2,358 611,901
Shares Value
SBA Communications Corp., Class  A 1,565 $ 302,718
Weyerhaeuser Co. 8,635 204,563
5,849,251
Specialty Retail ( 1 .9% )
AutoNation, Inc. (a) 330 68,138
AutoZone, Inc. (a) 200 678,300
Bath & Body Works, Inc. 2,473 49,658
Best Buy Co., Inc. 2,373 158,825
Boot Barn Holdings, Inc. (a) 366 64,588
Burlington Stores, Inc. (a) 756 218,371
CarMax, Inc. (a) 1,781 68,818
Carvana Co., Class  A (a)(b) 1,602 676,076
Dick's Sporting Goods, Inc. 777 153,823
Five Below, Inc. (a) 653 122,999
Floor & Decor Holdings, Inc., Class  A (a)(b) 1,296 78,913
GameStop Corp., Class  A (a)(b) 4,979 99,978
Gap, Inc. (The) (b) 3,020 77,312
Group 1 Automotive, Inc. 149 58,602
Home Depot, Inc. (The) 12,063 4,150,878
Lithia Motors, Inc., Class  A 290 96,376
Lowe's Cos., Inc. 6,794 1,638,441
O'Reilly Automotive, Inc. (a) 10,158 926,511
Penske Automotive Group, Inc. 216 34,191
Ross Stores, Inc. 3,861 695,521
TJX Cos., Inc. (The) 13,448 2,065,747
Tractor Supply Co. (b) 6,392 319,664
Ulta Beauty, Inc. (a) 541 327,310
Urban Outfitters, Inc. (a)(b) 680 51,177
Wayfair, Inc., Class  A (a)(b) 1,195 119,990
Williams-Sonoma, Inc. (b) 1,422 253,955
13,254,162
Technology Hardware, Storage & Peripherals ( 7 .1% )
Apple, Inc. 165,711 45,050,192
Dell Technologies, Inc., Class  C 4,130 519,884
Hewlett Packard Enterprise Co. 17,140 411,703
HP, Inc. 12,170 271,148
NetApp, Inc. 2,572 275,436
Pure Storage, Inc., Class  A (a) 4,060 272,061
Sandisk Corp. (a) 1,800 427,284
Seagate Technology Holdings plc 2,774 763,932
Western Digital Corp. 4,420 761,433
48,753,073
Textiles, Apparel & Luxury Goods ( 0 .3% )
Crocs, Inc. (a)(b) 609 52,082
Deckers Outdoor Corp. (a) 1,751 181,526
Lululemon Athletica, Inc. (a) 1,253 260,386
NIKE, Inc., Class  B 14,188 903,917
Ralph Lauren Corp., Class  A 457 161,600
Tapestry, Inc. 2,470 315,592
VF Corp. 4,461 80,655
1,955,758
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,694 108,806
Applied Industrial Technologies, Inc. 609 156,373
Core & Main, Inc., Class  A (a) 3,078 159,964
Fastenal Co. 13,902 557,887
Ferguson Enterprises, Inc. 2,373 528,301
FTAI Aviation Ltd. (b) 1,637 322,244

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Trading Companies & Distributors (cont’d)
GATX Corp. 575 $ 97,520
QXO, Inc. (a) 8,205 158,274
SiteOne Landscape Supply, Inc. (a) 531 66,141
United Rentals, Inc. 1,026 830,362
Watsco, Inc. 570 192,062
WESCO International, Inc. 575 140,668
WW Grainger, Inc. 540 544,887
3,863,489
Water Utilities ( 0 .1% )
American Water Works Co., Inc. (b) 2,897 378,058
Essential Utilities, Inc. 4,207 161,381
539,439
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. (b) 6,345 1,288,289
Total Common Stocks
(Cost $538,211,754) 689,322,631
Short-Term Investments (4.2%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $969,275)
969,275 969,275
Security held as Collateral on Loaned Securities ( 4 .1% )
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $28,019,311)
28,019,311 28,019,311
Total Short-Term Investments
(Cost $28,988,586) 28,988,586
–
Total Investments ( 104 .0% )
(Cost $ 567,200,340 ) including
$ 37,038,919 of Securities Loaned (e) 718,311,217
Liabilities in Excess of Other Assets
(
-4.0%
) (27,705,320)
NET ASSETS (100.0%) $ 690,605,897
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 37,038,919 and $ 38,239,688 , respectively. The Fund
received cash collateral of $ 28,019,311 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 10,220,377 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $815 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2025, the aggregate cost for federal income tax purposes is $567,200,340. The aggregate gross unrealized appreciation is $167,587,898 and the aggregate gross unrealized depreciation is $16,477,021, resulting in net unrealized appreciation of $151,110,877.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 34 .6%
Financials 14 .6
Health Care 10 .6
Industrials 10 .5
Consumer Discretionary 8 .9
Communication Services 8 .4
Other** 7 .4
Consumer Staples 5 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .2% )
Axon Enterprise, Inc. (a) 57 $ 32,372
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 22 3,278
FedEx Corp. 51 14,732
United Parcel Service, Inc., Class  B 245 24,302
42,312
Automobile Components ( 0 .1% )
Aptiv plc (a) 41 3,119
BorgWarner, Inc. 97 4,371
7,490
Automobiles ( 0 .2% )
Ford Motor Co. 2,988 39,202
Banks ( 5 .6% )
Bank of America Corp. 5,584 307,120
BOK Financial Corp. 17 2,014
Cadence Bank 53 2,270
East West Bancorp, Inc. 104 11,689
Hancock Whitney Corp. 37 2,356
JPMorgan Chase & Co. 1,762 567,752
Popular, Inc. 49 6,101
Synovus Financial Corp. 105 5,255
UMB Financial Corp. 55 6,327
United Bankshares, Inc. (b) 27 1,037
Zions Bancorp NA 111 6,498
918,419
Beverages ( 2 .2% )
Coca-Cola Co. (The) 2,972 207,773
PepsiCo, Inc. 1,043 149,691
357,464
Biotechnology ( 1 .7% )
Alkermes plc (a) 123 3,442
Amgen, Inc. 411 134,524
Insmed, Inc. (a) 159 27,672
Neurocrine Biosciences, Inc. (a) 74 10,495
Revolution Medicines, Inc. (a) 27 2,151
United Therapeutics Corp. (a) 32 15,592
Vertex Pharmaceuticals, Inc. (a) 194 87,952
281,828
Broadline Retail ( 3 .7% )
Amazon.com, Inc. (a) 2,463 568,510
eBay, Inc. 345 30,049
Etsy, Inc. (a) 74 4,103
602,662
Building Products ( 0 .6% )
AAON, Inc. 16 1,220
Allegion plc 43 6,846
Johnson Controls International plc 175 20,956
Simpson Manufacturing Co., Inc. 32 5,167
Trane Technologies plc 169 65,775
99,964
Capital Markets ( 2 .8% )
Ameriprise Financial, Inc. 39 19,123
Cboe Global Markets, Inc. 79 19,829
Shares Value
CME Group, Inc. 275 $ 75,097
FactSet Research Systems, Inc. 28 8,125
Hamilton Lane, Inc., Class  A (b) 13 1,746
Intercontinental Exchange, Inc. 108 17,492
Invesco Ltd. 202 5,307
KKR & Co., Inc. 292 37,224
LPL Financial Holdings, Inc. (b) 16 5,715
MarketAxess Holdings, Inc. 16 2,900
Moody's Corp. 119 60,791
MSCI, Inc., Class  A 56 32,129
Nasdaq, Inc. 345 33,510
Raymond James Financial, Inc. 120 19,271
S&P Global, Inc. 231 120,718
Tradeweb Markets, Inc., Class  A 88 9,463
468,440
Chemicals ( 0 .2% )
Eastman Chemical Co. 41 2,617
Ecolab, Inc. 82 21,527
International Flavors & Fragrances, Inc. 113 7,615
Mosaic Co. (The) 140 3,372
35,131
Commercial Services & Supplies ( 0 .0% ) (c)
Tetra Tech, Inc. 198 6,641
Communications Equipment ( 1 .7% )
Cisco Systems, Inc. 3,019 232,553
Motorola Solutions, Inc. 127 48,682
281,235
Construction & Engineering ( 0 .3% )
Comfort Systems USA, Inc. 23 21,465
Quanta Services, Inc. 81 34,187
55,652
Consumer Finance ( 2 .0% )
Ally Financial, Inc. 233 10,553
American Express Co. 419 155,009
Capital One Financial Corp. 483 117,060
SLM Corp. 153 4,140
SoFi Technologies, Inc. (a) 923 24,164
Synchrony Financial 275 22,943
333,869
Consumer Staples Distribution & Retail ( 0 .0% ) (c)
Albertsons Cos., Inc., Class  A 77 1,322
Containers & Packaging ( 0 .1% )
Amcor plc (b) 760 6,339
Ball Corp. 105 5,562
Crown Holdings, Inc. (b) 28 2,883
Smurfit WestRock plc 90 3,480
18,264
Diversified Consumer Services ( 0 .0% ) (c)
Duolingo, Inc., Class  A (a) 27 4,739
H&R Block, Inc. 56 2,440
7,179
Diversified REITs ( 0 .0% ) (c)
WP Carey, Inc. 83 5,342
Diversified Telecommunication Services ( 1 .0% )
AT&T, Inc. 1,350 33,534

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Diversified Telecommunication Services (cont’d)
Verizon Communications, Inc. 3,228 $ 131,476
165,010
Electric Utilities ( 1 .2% )
Constellation Energy Corp. 238 84,078
Eversource Energy 137 9,224
Exelon Corp. 773 33,695
NextEra Energy, Inc. 839 67,355
Portland General Electric Co. 51 2,448
196,800
Electrical Equipment ( 0 .8% )
GE Vernova, Inc. 208 135,942
Electronic Equipment, Instruments & Components ( 0 .9% )
Amphenol Corp., Class  A 393 53,110
CDW Corp. 99 13,484
Itron, Inc. (a) 29 2,693
Jabil, Inc. 22 5,016
Keysight Technologies, Inc. (a) 130 26,415
TE Connectivity plc 225 51,190
151,908
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 754 34,337
Entertainment ( 2 .0% )
Electronic Arts, Inc. 172 35,145
Netflix, Inc. (a) 3,055 286,437
321,582
Financial Services ( 5 .4% )
Affirm Holdings, Inc., Class  A (a) 211 15,705
Equitable Holdings, Inc. 135 6,433
Mastercard, Inc., Class  A 627 357,942
MGIC Investment Corp. 168 4,909
PayPal Holdings, Inc. 715 41,742
Toast, Inc., Class  A (a) 362 12,854
Visa, Inc., Class  A (b) 1,289 452,065
891,650
Food Products ( 0 .4% )
Campbell's Co. (The) (b) 146 4,069
General Mills, Inc. (b) 407 18,925
Hershey Co. (The) (b) 54 9,827
J.M. Smucker Co. (The) 39 3,815
Mondelez International, Inc., Class  A 526 28,315
64,951
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 51 4,081
UGI Corp. 41 1,535
5,616
Health Care Equipment & Supplies ( 2 .8% )
Boston Scientific Corp. (a) 1,131 107,841
GE HealthCare Technologies, Inc. 347 28,461
Glaukos Corp. (a) 42 4,742
Hologic, Inc. (a) 167 12,440
Intuitive Surgical, Inc. (a) 270 152,917
Medtronic plc 388 37,271
ResMed, Inc. (b) 111 26,737
Shares Value
Stryker Corp. 274 $ 96,303
466,712
Health Care Providers & Services ( 0 .9% )
Centene Corp. (a) 366 15,061
HealthEquity, Inc. (a) 56 5,130
Henry Schein, Inc. (a) 75 5,668
UnitedHealth Group, Inc. 353 116,529
142,388
Health Care REITs ( 0 .2% )
Alexandria Real Estate Equities, Inc. (b) 130 6,362
Ventas, Inc. (b) 357 27,625
33,987
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. (b) 249 4,415
Hotels, Restaurants & Leisure ( 1 .4% )
Booking Holdings, Inc. 15 80,330
Hilton Worldwide Holdings, Inc. 174 49,981
Hyatt Hotels Corp., Class  A (b) 30 4,810
Marriott International, Inc., Class  A 169 52,431
Texas Roadhouse, Inc., Class  A 17 2,822
Vail Resorts, Inc. (b) 7 930
Yum! Brands, Inc. 212 32,071
223,375
Household Durables ( 0 .2% )
PulteGroup, Inc. 148 17,354
Taylor Morrison Home Corp., Class  A (a) 71 4,180
Toll Brothers, Inc. 73 9,871
TopBuild Corp. (a) 20 8,344
39,749
Household Products ( 2 .2% )
Church & Dwight Co., Inc. 183 15,345
Clorox Co. (The) 92 9,277
Colgate-Palmolive Co. 616 48,676
Kimberly-Clark Corp. 253 25,525
Procter & Gamble Co. (The) 1,788 256,238
355,061
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 298 4,273
Industrial REITs ( 0 .1% )
EastGroup Properties, Inc. (b) 38 6,769
Rexford Industrial Realty, Inc. 177 6,854
STAG Industrial, Inc. 142 5,220
18,843
Insurance ( 1 .8% )
American International Group, Inc. 181 15,485
Aon plc, Class  A 114 40,228
Axis Capital Holdings Ltd. 58 6,211
First American Financial Corp. 28 1,720
Hartford Insurance Group, Inc. (The) 212 29,214
Primerica, Inc. 24 6,201
Principal Financial Group, Inc. 167 14,731
Progressive Corp. (The) 447 101,791
Prudential Financial, Inc. 267 30,139
Travelers Cos., Inc. (The) 152 44,089

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Unum Group 76 $ 5,890
295,699
Interactive Media & Services ( 7 .4% )
Alphabet, Inc., Class  A 3,859 1,207,867
Pinterest, Inc., Class  A (a) 452 11,702
1,219,569
IT Services ( 1 .7% )
Akamai Technologies, Inc. (a) 107 9,336
Cognizant Technology Solutions Corp., Class  A 112 9,296
GoDaddy, Inc., Class  A (a) 102 12,656
International Business Machines Corp. 715 211,790
Twilio, Inc., Class  A (a) 97 13,797
VeriSign, Inc. 70 17,007
273,882
Life Sciences Tools & Services ( 0 .4% )
Bio-Rad Laboratories, Inc., Class  A (a) 6 1,818
Bio-Techne Corp. 44 2,587
Thermo Fisher Scientific, Inc. 87 50,412
Waters Corp. (a) 13 4,938
59,755
Machinery ( 1 .3% )
AGCO Corp. 17 1,773
Cummins, Inc. 105 53,597
Deere & Co. (b) 191 88,924
IDEX Corp. 57 10,143
JBT Marel Corp. (b) 40 6,027
Otis Worldwide Corp. 130 11,355
Parker-Hannifin Corp. 28 24,611
Toro Co. (The) 74 5,825
Westinghouse Air Brake Technologies Corp. 46 9,819
212,074
Media ( 0 .6% )
Comcast Corp., Class  A 2,765 82,646
New York Times Co. (The), Class  A 121 8,400
Omnicom Group, Inc. 89 7,187
Paramount Skydance Corp., Class  B 236 3,162
101,395
Metals & Mining ( 0 .1% )
Steel Dynamics, Inc. (b) 75 12,709
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
Annaly Capital Management, Inc. 333 7,446
Rithm Capital Corp. 151 1,646
9,092
Multi-Utilities ( 0 .9% )
CMS Energy Corp. 231 16,154
Consolidated Edison, Inc. 275 27,313
Dominion Energy, Inc. 425 24,901
DTE Energy Co. 88 11,350
NiSource, Inc. 74 3,090
Public Service Enterprise Group, Inc. 204 16,381
Sempra 499 44,057
143,246
Office REITs ( 0 .0% ) (c)
COPT Defense Properties (b) 38 1,056
Shares Value
Cousins Properties, Inc. 127 $ 3,274
4,330
Oil, Gas & Consumable Fuels ( 0 .1% )
Occidental Petroleum Corp. 539 22,164
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 498 34,561
Joby Aviation, Inc. (a) 89 1,175
35,736
Personal Care Products ( 0 .0% ) (c)
elf Beauty, Inc. (a) 44 3,346
Pharmaceuticals ( 5 .4% )
Bristol-Myers Squibb Co. 1,556 83,930
Elanco Animal Health, Inc. (a)(b) 168 3,802
Eli Lilly & Co. 529 568,506
Merck & Co., Inc. 1,899 199,889
Zoetis, Inc., Class  A 336 42,275
898,402
Professional Services ( 0 .3% )
Booz Allen Hamilton Holding Corp., Class  A (b) 91 7,677
Broadridge Financial Solutions, Inc. 88 19,639
Dayforce, Inc. (a) 118 8,161
Genpact Ltd. 121 5,660
Parsons Corp. (a)(b) 40 2,472
Paycom Software, Inc. 11 1,753
Science Applications International Corp. 34 3,422
48,784
Residential REITs ( 0 .2% )
AvalonBay Communities, Inc. (b) 66 11,967
Camden Property Trust 79 8,696
Essex Property Trust, Inc. 28 7,327
27,990
Retail REITs ( 0 .4% )
Federal Realty Investment Trust 65 6,552
NNN REIT, Inc. 76 3,012
Realty Income Corp. (b) 703 39,628
Regency Centers Corp. 139 9,595
58,787
Semiconductors & Semiconductor Equipment ( 13 .9% )
Allegro MicroSystems, Inc. (a) 94 2,480
Analog Devices, Inc. 268 72,682
Applied Materials, Inc. 607 155,993
Cirrus Logic, Inc. (a) 31 3,673
Entegris, Inc. 55 4,634
First Solar, Inc. (a) 38 9,927
Intel Corp. 3,252 119,999
KLA Corp. 101 122,723
Lam Research Corp. 958 163,990
Lattice Semiconductor Corp. (a) 103 7,579
Monolithic Power Systems, Inc. (b) 9 8,157
NVIDIA Corp. 7,958 1,484,167
Teradyne, Inc. 119 23,034
Texas Instruments, Inc. 694 120,402
Universal Display Corp. 30 3,503
2,302,943

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Software ( 13 .1% )
ACI Worldwide, Inc. (a) 61 $ 2,916
Adobe, Inc. (a) 319 111,647
Autodesk, Inc. (a) 161 47,658
Box, Inc., Class  A (a) 105 3,140
CommVault Systems, Inc. (a) 33 4,137
Confluent, Inc., Class  A (a) 224 6,774
Datadog, Inc., Class  A (a) 243 33,046
Dropbox, Inc., Class  A (a) 142 3,948
Dynatrace, Inc. (a) 204 8,841
Elastic NV (a) 70 5,281
Gen Digital, Inc. (b) 427 11,610
Intuit, Inc. 208 137,783
Microsoft Corp. 2,585 1,250,158
Nutanix, Inc., Class  A (a) 173 8,942
Palo Alto Networks, Inc. (a) 528 97,258
PTC, Inc. (a) 91 15,853
Q2 Holdings, Inc. (a)(b) 24 1,732
Salesforce, Inc. 710 188,086
SentinelOne, Inc., Class  A (a) 230 3,450
ServiceNow, Inc. (a) 791 121,173
SPS Commerce, Inc. (a) 24 2,139
Synopsys, Inc. (a) 114 53,548
Trimble, Inc. (a) 181 14,181
Workday, Inc., Class  A (a) 161 34,580
2,167,881
Specialized REITs ( 0 .5% )
American Tower Corp. 145 25,458
Digital Realty Trust, Inc. 262 40,534
Extra Space Storage, Inc. 161 20,965
86,957
Specialty Retail ( 0 .3% )
Bath & Body Works, Inc. 73 1,466
TJX Cos., Inc. (The) 328 50,384
51,850
Technology Hardware, Storage & Peripherals ( 9 .0% )
Apple, Inc. 5,041 1,370,446
Dell Technologies, Inc., Class  C 242 30,463
Hewlett Packard Enterprise Co. 1,006 24,164
HP, Inc. 714 15,908
NetApp, Inc. 150 16,064
Seagate Technology Holdings plc 79 21,756
1,478,801
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 110 11,404
Lululemon Athletica, Inc. (a) 78 16,209
Tapestry, Inc. 155 19,804
VF Corp. 106 1,917
49,334
Trading Companies & Distributors ( 0 .3% )
Core & Main, Inc., Class  A (a) 144 7,484
United Rentals, Inc. 49 39,657
Watsco, Inc. 12 4,043
WESCO International, Inc. 14 3,425
54,609
Shares Value
Water Utilities ( 0 .1% )
American Water Works Co., Inc. (b) 73 $ 9,526
Total Common Stocks
(Cost $14,964,777) 16,480,248
Short-Term Investments (1.5%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $39,496)
39,496 39,496
Security held as Collateral on Loaned Securities ( 1 .3% )
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $214,074)
214,074 214,074
Total Short-Term Investments
(Cost $253,570) 253,570
–
Total Investments ( 101 .3% )
(Cost $ 15,218,347 ) including
$ 340,845 of Securities Loaned (e) 16,733,818
Liabilities in Excess of Other Assets
(
-1.3%
) (206,920)
NET ASSETS (100.0%) $ 16,526,898
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 340,845 and $ 351,751 , respectively. The Fund received cash collateral of $ 214,074 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 137,677 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $20 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2025, the aggregate cost for federal income tax purposes is $15,218,347. The aggregate gross unrealized
appreciation is $2,129,447 and the aggregate gross unrealized depreciation is $613,976, resulting in net unrealized appreciation of
$1,515,471.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 40 .3%
Financials 17 .7
Other** 13 .7
Health Care 11 .2
Communication Services 10 .9
Consumer Discretionary 6 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 1 .2% )
ATI, Inc. (a) 1,584 $ 181,780
Carpenter Technology Corp. 535 168,439
Curtiss-Wright Corp. 330 181,919
HEICO Corp. 916 296,409
Loar Holdings, Inc. (a)(b) 321 21,828
Moog, Inc., Class  A 251 61,131
Woodward, Inc. 509 153,881
1,065,387
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 1,142 183,588
Expeditors International of Washington, Inc. 1,295 192,968
GXO Logistics, Inc. (a) 1,229 64,694
441,250
Automobile Components ( 0 .4% )
Aptiv plc (a) 2,076 157,963
Autoliv, Inc. 692 82,140
BorgWarner, Inc. 2,065 93,049
Lear Corp. 503 57,644
390,796
Automobiles ( 1 .4% )
Ford Motor Co. 32,113 421,323
General Motors Co. 7,381 600,223
Rivian Automotive, Inc., Class  A (a) 7,772 153,186
1,174,732
Banks ( 4 .0% )
Bank OZK 904 41,602
BOK Financial Corp. 176 20,849
Cadence Bank 1,444 61,861
Citizens Financial Group, Inc. 3,385 197,718
Columbia Banking System, Inc. 2,362 66,018
Comerica, Inc. (b) 1,008 87,625
Commerce Bancshares, Inc. 1,100 57,595
Cullen/Frost Bankers, Inc. 476 60,276
East West Bancorp, Inc. 1,084 121,831
Fifth Third Bancorp (b) 5,227 244,676
First Citizens BancShares, Inc., Class  A (b) 69 148,086
First Financial Bankshares, Inc. 1,100 32,857
First Horizon Corp. 3,869 92,469
Flagstar Bank NA 2,401 30,229
FNB Corp. 2,809 48,034
Glacier Bancorp, Inc. (b) 1,027 45,239
Hancock Whitney Corp. 659 41,965
Home BancShares, Inc. 1,470 40,837
Huntington Bancshares, Inc. (b) 12,373 214,672
KeyCorp 7,505 154,903
M&T Bank Corp. (b) 1,218 245,403
Old National Bancorp (b) 2,750 61,353
Pinnacle Financial Partners, Inc. 607 57,914
Popular, Inc. 517 64,377
Regions Financial Corp. 6,954 188,453
SouthState Bank Corp. 791 74,441
Synovus Financial Corp. 1,093 54,705
Truist Financial Corp. 10,154 499,678
UMB Financial Corp. (b) 581 66,838
United Bankshares, Inc. 1,093 41,971
Valley National Bancorp (b) 3,833 44,769
Shares Value
Webster Financial Corp. 1,273 $ 80,123
Western Alliance Bancorp 832 69,946
Wintrust Financial Corp. (b) 526 73,545
Zions Bancorp NA 1,158 67,789
3,500,647
Beverages ( 0 .6% )
Celsius Holdings, Inc. (a) 1,449 66,277
Coca-Cola Consolidated, Inc. 456 69,905
Keurig Dr Pepper, Inc. 11,359 318,165
Primo Brands Corp., Class  A (b) 2,211 36,150
490,497
Biotechnology ( 3 .0% )
Alkermes plc (a) 1,384 38,724
Alnylam Pharmaceuticals, Inc. (a)(b) 1,049 417,135
Biogen, Inc. (a) 1,252 220,339
BioMarin Pharmaceutical, Inc. (a) 1,620 96,277
Exact Sciences Corp. (a) 1,597 162,191
Exelixis, Inc. (a) 2,223 97,434
Halozyme Therapeutics, Inc. (a) 996 67,031
Incyte Corp. (a) 1,351 133,438
Insmed, Inc. (a) 1,779 309,617
Ionis Pharmaceuticals, Inc. (a) 1,359 107,511
Madrigal Pharmaceuticals, Inc. (a) 156 90,845
Moderna, Inc. (a)(b) 3,065 90,387
Natera, Inc. (a) 1,122 257,039
Neurocrine Biosciences, Inc. (a) 831 117,861
Revolution Medicines, Inc. (a) 1,414 112,625
Roivant Sciences Ltd. (a) 3,704 80,377
United Therapeutics Corp. (a) 356 173,461
2,572,292
Broadline Retail ( 0 .5% )
eBay, Inc. 3,601 313,647
Etsy, Inc. (a) 780 43,243
Ollie's Bargain Outlet Holdings, Inc. (a) 489 53,600
410,490
Building Products ( 1 .6% )
AAON, Inc. (b) 608 46,360
Advanced Drainage Systems, Inc. 643 93,126
Allegion plc 772 122,918
AO Smith Corp. 1,022 68,351
Armstrong World Industries, Inc. 341 65,165
Builders FirstSource, Inc. (a) 858 88,280
Carlisle Cos., Inc. 492 157,371
CSW Industrials, Inc. 148 43,443
Fortune Brands Innovations, Inc. 955 47,769
Lennox International, Inc. (b) 286 138,876
Masco Corp. 1,655 105,026
Modine Manufacturing Co. (a) 504 67,289
Owens Corning 1,140 127,577
Simpson Manufacturing Co., Inc. 372 60,067
Trex Co., Inc. (a) 852 29,888
UFP Industries, Inc. 456 41,519
Zurn Elkay Water Solutions Corp. 1,184 55,044
1,358,069
Capital Markets ( 4 .4% )
Affiliated Managers Group, Inc. 216 62,269
Ameriprise Financial, Inc. 737 361,381

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
Blue Owl Capital, Inc., Class  A (b) 4,960 $ 74,102
Carlyle Group, Inc. (The) 2,086 123,303
Cboe Global Markets, Inc. 831 208,581
Evercore, Inc., Class  A 286 97,312
FactSet Research Systems, Inc. 409 118,688
Franklin Resources, Inc. 2,440 58,292
Hamilton Lane, Inc., Class  A (b) 437 58,693
Houlihan Lokey, Inc., Class  A (b) 433 75,424
Invesco Ltd. 3,517 92,392
Janus Henderson Group plc 988 46,999
Jefferies Financial Group, Inc. 1,303 80,747
LPL Financial Holdings, Inc. 632 225,731
MarketAxess Holdings, Inc. 399 72,319
Morningstar, Inc. 254 55,197
MSCI, Inc., Class  A 622 356,860
Nasdaq, Inc. 3,585 348,211
Northern Trust Corp. 1,497 204,475
PJT Partners, Inc., Class  A 180 30,096
Raymond James Financial, Inc. 1,402 225,147
SEI Investments Co. (b) 799 65,534
State Street Corp. 2,209 284,983
Stifel Financial Corp. 785 98,298
T Rowe Price Group, Inc. 1,703 174,353
TPG, Inc., Class  A (b) 1,043 66,585
Tradeweb Markets, Inc., Class  A 921 99,044
Virtu Financial, Inc., Class  A (b) 641 21,358
3,786,374
Chemicals ( 0 .9% )
Axalta Coating Systems Ltd. (a) 1,913 61,809
Balchem Corp. 291 44,628
Celanese Corp., Class  A 982 41,519
Eastman Chemical Co. 1,020 65,106
Element Solutions, Inc. 2,037 50,905
FMC Corp. (b) 1,121 15,548
International Flavors & Fragrances, Inc. 2,259 152,234
Mosaic Co. (The) 2,847 68,584
PPG Industries, Inc. (b) 2,017 206,662
RPM International, Inc. 1,138 118,352
825,347
Commercial Services & Supplies ( 1 .0% )
Casella Waste Systems, Inc., Class  A (a) 568 55,630
Clean Harbors, Inc. (a) 462 108,330
Copart, Inc. (a) 7,837 306,819
MSA Safety, Inc. 331 53,006
Tetra Tech, Inc. 2,375 79,657
Veralto Corp. 2,268 226,301
829,743
Communications Equipment ( 0 .8% )
Ciena Corp. (a) 1,271 297,249
F5, Inc. (a) 527 134,522
Lumentum Holdings, Inc. (a)(b) 627 231,106
662,877
Construction & Engineering ( 1 .8% )
AECOM 1,201 114,491
Comfort Systems USA, Inc. 309 288,387
Dycom Industries, Inc. (a) 260 87,854
EMCOR Group, Inc. 404 247,163
Shares Value
IES Holdings, Inc. (a) 81 $ 31,511
MasTec, Inc. (a) 550 119,554
Quanta Services, Inc. 1,169 493,388
Sterling Infrastructure, Inc. (a)(b) 271 82,988
Valmont Industries, Inc. 175 70,406
WillScot Holdings Corp. 1,621 30,523
1,566,265
Construction Materials ( 0 .5% )
Knife River Corp. (a) 1,180 83,013
Vulcan Materials Co. 1,139 324,866
407,879
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 2,427 109,919
Credit Acceptance Corp. (a)(b) 46 20,399
FirstCash Holdings, Inc. 309 49,248
OneMain Holdings, Inc. 930 62,821
SLM Corp. 1,594 43,134
SoFi Technologies, Inc. (a) 9,588 251,014
Synchrony Financial 2,851 237,859
774,394
Consumer Staples Distribution & Retail ( 2 .5% )
Albertsons Cos., Inc., Class  A 3,428 58,859
BJ's Wholesale Club Holdings, Inc. (a) 1,038 93,451
Casey's General Stores, Inc. 327 180,736
Dollar General Corp. 1,751 232,480
Dollar Tree, Inc. (a) 1,626 200,014
Kroger Co. (The) 5,548 346,639
Maplebear, Inc. (a) 1,519 68,325
Performance Food Group Co. (a)(b) 1,351 121,482
Sprouts Farmers Market, Inc. (a) 855 68,118
Sysco Corp. 4,186 308,467
Target Corp. 3,608 352,682
U.S. Foods Holding Corp. (a) 1,954 147,175
2,178,428
Containers & Packaging ( 1 .4% )
Amcor plc (b) 20,686 172,521
AptarGroup, Inc. 585 71,347
Avery Dennison Corp. 691 125,679
Ball Corp. 2,407 127,499
Crown Holdings, Inc. (b) 1,028 105,853
Graphic Packaging Holding Co. 2,621 39,472
International Paper Co. (b) 4,706 185,369
Packaging Corp. of America 790 162,922
Sealed Air Corp. 1,305 54,066
Silgan Holdings, Inc. (b) 786 31,731
Smurfit WestRock plc 4,678 180,898
1,257,357
Distributors ( 0 .3% )
Genuine Parts Co. 1,107 136,116
LKQ Corp. 2,034 61,427
Pool Corp. 289 66,109
263,652
Diversified Consumer Services ( 0 .5% )
ADT, Inc. 5,586 45,079
Adtalem Global Education, Inc. (a) 388 40,146
Bright Horizons Family Solutions, Inc. (a) 614 62,260
Duolingo, Inc., Class  A (a) 416 73,008

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Diversified Consumer Services (cont’d)
H&R Block, Inc. 1,367 $ 59,574
Service Corp. International (b) 1,490 116,175
Stride, Inc. (a)(b) 467 30,322
426,564
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,805 53,536
WP Carey, Inc. (b) 1,980 127,433
180,969
Electric Utilities ( 2 .0% )
Alliant Energy Corp. 2,348 152,643
Evergy, Inc. 2,079 150,707
Eversource Energy 3,430 230,942
Exelon Corp. (b) 8,422 367,115
IDACORP, Inc. (b) 492 62,268
NRG Energy, Inc. 1,707 271,823
Portland General Electric Co. 1,025 49,190
TXNM Energy, Inc. 882 51,932
Xcel Energy, Inc. 4,911 362,726
1,699,346
Electrical Equipment ( 2 .2% )
Acuity, Inc. 275 99,011
AMETEK, Inc. 1,927 395,633
Hubbell, Inc., Class  B 476 211,396
Nextpower, Inc., Class  A (a) 1,315 114,550
nVent Electric plc 1,432 146,021
Regal Rexnord Corp. (b) 594 83,350
Rockwell Automation, Inc. 946 368,060
Vertiv Holdings Co., Class  A 2,979 482,628
1,900,649
Electronic Equipment, Instruments & Components ( 3 .4% )
Arrow Electronics, Inc. (a) 409 45,064
Badger Meter, Inc. 264 46,044
CDW Corp. 1,187 161,669
Cognex Corp. 1,506 54,186
Coherent Corp. (a) 1,402 258,767
Corning, Inc. 6,261 548,213
Flex Ltd. (a)(b) 3,364 203,253
Itron, Inc. (a) 387 35,937
Jabil, Inc. 957 218,215
Keysight Technologies, Inc. (a) 1,517 308,239
Littelfuse, Inc. (b) 221 55,895
Ralliant Corp. 1,013 51,572
TD SYNNEX Corp. 607 91,190
TE Connectivity plc 2,337 531,691
Teledyne Technologies, Inc. (a) 418 213,485
Vontier Corp. 1,325 49,264
Zebra Technologies Corp., Class  A (a) 460 111,697
2,984,381
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 8,170 372,062
Entertainment ( 2 .1% )
Electronic Arts, Inc. 1,890 386,184
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,492 222,735
Roku, Inc., Class  A (a) 1,189 128,994
Take-Two Interactive Software, Inc. (a) 1,457 373,036
Shares Value
Warner Bros Discovery, Inc. (a) 22,308 $ 642,916
Warner Music Group Corp., Class  A 1,576 48,336
1,802,201
Financial Services ( 1 .6% )
Affirm Holdings, Inc., Class  A (a) 2,530 188,308
Corebridge Financial, Inc. 2,146 64,745
Corpay, Inc. (a) 617 185,674
Equitable Holdings, Inc. 2,265 107,927
Essent Group Ltd. 743 48,303
Euronet Worldwide, Inc. (a)(b) 358 27,247
Fidelity National Information Services, Inc. 4,596 305,450
Jack Henry & Associates, Inc. 659 120,254
Jackson Financial, Inc., Class  A 529 56,418
MGIC Investment Corp. 1,750 51,135
PennyMac Financial Services, Inc. 231 30,455
Shift4 Payments, Inc., Class  A (a)(b) 604 38,034
Toast, Inc., Class  A (a) 4,336 153,971
Voya Financial, Inc. 755 56,240
1,434,161
Food Products ( 1 .6% )
Bunge Global SA 1,185 105,560
Campbell's Co. (The) (b) 1,689 47,072
Conagra Brands, Inc. 4,197 72,650
Darling Ingredients, Inc. (a) 1,384 49,824
General Mills, Inc. 4,689 218,039
Hershey Co. (The) (b) 1,282 233,298
Hormel Foods Corp. (b) 2,567 60,838
Ingredion, Inc. 557 61,415
J.M. Smucker Co. (The) 921 90,083
Kraft Heinz Co. (The) 7,519 182,336
Lamb Weston Holdings, Inc. 1,219 51,064
McCormick & Co., Inc. (Non-Voting) 2,338 159,241
Pilgrim's Pride Corp. 369 14,387
Post Holdings, Inc. (a)(b) 400 39,620
1,385,427
Gas Utilities ( 0 .1% )
Southwest Gas Holdings, Inc. 601 48,092
UGI Corp. 1,962 73,438
121,530
Ground Transportation ( 1 .1% )
JB Hunt Transport Services, Inc. 737 143,228
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,531 80,041
Landstar System, Inc. 331 47,565
Lyft, Inc., Class  A (a) 3,486 67,524
Old Dominion Freight Line, Inc. 1,735 272,048
Ryder System, Inc. (b) 380 72,728
Saia, Inc. (a)(b) 258 84,242
XPO, Inc. (a)(b) 1,109 150,724
918,100
Health Care Equipment & Supplies ( 4 .0% )
Align Technology, Inc. (a) 573 89,474
Baxter International, Inc. (b) 4,382 83,740
Becton Dickinson & Co. 2,323 450,825
Cooper Cos., Inc. (The) (a) 1,690 138,512
Dexcom, Inc. (a) 3,289 218,291
Edwards Lifesciences Corp. (a) 4,743 404,341

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
GE HealthCare Technologies, Inc. 3,884 $ 318,566
Glaukos Corp. (a) 471 53,180
Globus Medical, Inc., Class  A (a) 954 83,294
Hologic, Inc. (a) 1,876 139,743
IDEXX Laboratories, Inc. (a) 637 430,950
Insulet Corp. (a) 599 170,260
Merit Medical Systems, Inc. (a)(b) 496 43,717
Penumbra, Inc. (a) 325 101,046
ResMed, Inc. (b) 1,241 298,920
STERIS plc 837 212,196
Teleflex, Inc. 376 45,887
Zimmer Biomet Holdings, Inc. 1,693 152,234
3,435,176
Health Care Providers & Services ( 1 .6% )
Centene Corp. (a) 4,099 168,674
Chemed Corp. 119 50,915
CorVel Corp. (a) 230 15,564
DaVita, Inc. (a)(b) 321 36,469
Encompass Health Corp. (b) 851 90,325
Ensign Group, Inc. (The) 479 83,442
Guardant Health, Inc. (a)(b) 1,062 108,473
HealthEquity, Inc. (a) 771 70,631
Henry Schein, Inc. (a) 847 64,016
Humana, Inc. 1,027 263,046
Labcorp Holdings, Inc. (b) 707 177,372
Molina Healthcare, Inc. (a) 435 75,490
Option Care Health, Inc. (a)(b) 1,343 42,788
Quest Diagnostics, Inc. 947 164,333
1,411,538
Health Care REITs ( 0 .6% )
Alexandria Real Estate Equities, Inc. (b) 1,564 76,542
American Healthcare REIT, Inc. (b) 1,684 79,249
CareTrust REIT, Inc. 2,036 73,622
Healthcare Realty Trust, Inc., Class  A (b) 3,198 54,206
Healthpeak Properties, Inc. 6,345 102,028
Omega Healthcare Investors, Inc. 2,700 119,718
505,365
Health Care Technology ( 0 .4% )
Veeva Systems, Inc., Class  A (a) 1,316 293,771
Waystar Holding Corp. (a)(b) 991 32,455
326,226
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. (b) 6,213 110,156
Ryman Hospitality Properties, Inc. 559 52,893
163,049
Hotels, Restaurants & Leisure ( 1 .6% )
Aramark 2,303 84,889
Brinker International, Inc. (a) 386 55,399
Cava Group, Inc. (a)(b) 877 51,471
Choice Hotels International, Inc. (b) 284 27,054
Darden Restaurants, Inc. 1,023 188,252
Domino's Pizza, Inc. (b) 297 123,795
Hyatt Hotels Corp., Class  A (b) 439 70,380
Life Time Group Holdings, Inc. (a) 1,632 43,378
Planet Fitness, Inc., Class  A (a) 906 98,274
Shake Shack, Inc., Class  A (a) 339 27,517
Shares Value
Texas Roadhouse, Inc., Class  A 580 $ 96,280
Vail Resorts, Inc. (b) 387 51,394
Wingstop, Inc. (b) 244 58,192
Wyndham Hotels & Resorts, Inc. (b) 810 61,204
Yum! Brands, Inc. 2,358 356,718
1,394,197
Household Durables ( 1 .6% )
DR Horton, Inc. (b) 2,192 315,714
Lennar Corp., Class  A 2,091 214,955
Mohawk Industries, Inc. (a) 406 44,376
NVR, Inc. (a) 24 175,026
PulteGroup, Inc. 1,772 207,785
Somnigroup International, Inc. 1,494 133,384
Taylor Morrison Home Corp., Class  A (a) 870 51,217
Toll Brothers, Inc. 877 118,588
TopBuild Corp. (a) 254 105,966
1,367,011
Household Products ( 0 .6% )
Church & Dwight Co., Inc. (b) 1,914 160,489
Clorox Co. (The) 970 97,805
Kimberly-Clark Corp. 2,646 266,955
525,249
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 6,495 93,138
Brookfield Renewable Corp. (b) 1,327 50,877
Clearway Energy, Inc., Class  C 868 28,870
172,885
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. (b) 2,612 33,590
EastGroup Properties, Inc. (b) 483 86,042
First Industrial Realty Trust, Inc. (b) 1,202 68,838
Lineage, Inc. (b) 648 22,680
Rexford Industrial Realty, Inc. 2,119 82,048
STAG Industrial, Inc. 1,702 62,565
Terreno Realty Corp. 925 54,307
410,070
Insurance ( 4 .1% )
American Financial Group, Inc. 554 75,721
American International Group, Inc. 4,282 366,325
Arch Capital Group Ltd. (a) 2,787 267,329
Assurant, Inc. 394 94,895
Axis Capital Holdings Ltd. 609 65,218
Brown & Brown, Inc. (b) 2,838 226,189
Cincinnati Financial Corp. 1,219 199,087
Everest Group Ltd. 329 111,646
First American Financial Corp. 1,068 65,618
Hanover Insurance Group, Inc. (The) 280 51,175
Hartford Insurance Group, Inc. (The) 2,208 304,262
Kinsale Capital Group, Inc. (b) 175 68,446
Markel Group, Inc. (a) 97 208,516
Old Republic International Corp. 1,816 82,882
Primerica, Inc. 252 65,107
Principal Financial Group, Inc. 1,735 153,044
Prudential Financial, Inc. 2,777 313,468
Reinsurance Group of America, Inc. 521 106,003
RenaissanceRe Holdings Ltd. 350 98,406
RLI Corp. 660 42,227

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Ryan Specialty Holdings, Inc., Class  A 898 $ 46,364
Unum Group 1,318 102,145
W. R. Berkley Corp. 2,365 165,834
Willis Towers Watson plc (b) 759 249,407
3,529,314
Interactive Media & Services ( 0 .6% )
Pinterest, Inc., Class  A (a) 5,416 140,220
Reddit, Inc., Class  A (a) 1,219 280,211
Snap, Inc., Class  A (a) 10,224 82,508
502,939
IT Services ( 2 .0% )
Akamai Technologies, Inc. (a) 1,290 112,553
Amdocs Ltd. (b) 1,002 80,671
Cognizant Technology Solutions Corp., Class  A 4,189 347,687
EPAM Systems, Inc. (a) 486 99,572
Gartner, Inc. (a) 765 192,994
GoDaddy, Inc., Class  A (a) 1,230 152,618
Kyndryl Holdings, Inc. (a)(b) 2,055 54,581
MongoDB, Inc., Class  A (a) 718 301,337
Twilio, Inc., Class  A (a) 1,326 188,610
VeriSign, Inc. 841 204,321
1,734,944
Leisure Products ( 0 .2% )
Hasbro, Inc. 1,114 91,348
Mattel, Inc. (a) 2,467 48,945
140,293
Life Sciences Tools & Services ( 2 .3% )
Agilent Technologies, Inc. 2,392 325,479
Avantor, Inc. (a) 5,679 65,081
Bio-Rad Laboratories, Inc., Class  A (a) 156 47,266
Bio-Techne Corp. (b) 1,318 77,512
Bruker Corp. 935 44,048
Charles River Laboratories International, Inc. (a) 416 82,984
Illumina, Inc. (a) 1,271 166,704
IQVIA Holdings, Inc. (a) 1,444 325,492
Medpace Holdings, Inc. (a) 194 108,960
Mettler-Toledo International, Inc. (a) 174 242,589
PerkinElmer, Inc. 966 93,461
Repligen Corp. (a)(b) 456 74,720
Waters Corp. (a) 509 193,334
West Pharmaceutical Services, Inc. 611 168,111
2,015,741
Machinery ( 5 .8% )
AGCO Corp. (b) 557 58,106
Allison Transmission Holdings, Inc. 745 72,936
Chart Industries, Inc. (a) 402 82,904
CNH Industrial NV 7,861 72,478
Cummins, Inc. 1,090 556,391
Donaldson Co., Inc. 1,037 91,940
Dover Corp. 1,228 239,755
Esab Corp. 512 57,201
ESCO Technologies, Inc. 232 45,330
Federal Signal Corp. 534 57,987
Flowserve Corp. 1,140 79,093
Fortive Corp. (b) 2,845 157,072
Gates Industrial Corp. plc (a) 2,286 49,080
Shares Value
Graco, Inc. 1,479 $ 121,234
IDEX Corp. (b) 672 119,576
Ingersoll Rand, Inc. (b) 3,548 281,073
ITT, Inc. 698 121,110
JBT Marel Corp. (b) 461 69,459
Lincoln Electric Holdings, Inc. 485 116,225
Middleby Corp. (The) (a) 447 66,456
Mueller Industries, Inc. 977 112,160
Nordson Corp. 459 110,357
Oshkosh Corp. (b) 566 71,107
Otis Worldwide Corp. 3,447 301,095
PACCAR, Inc. 4,212 461,256
Pentair plc 1,464 152,461
RBC Bearings, Inc. (a) 280 125,560
Snap-on, Inc. 463 159,550
SPX Technologies, Inc. (a) 433 86,626
Stanley Black & Decker, Inc. 1,391 103,324
Timken Co. (The) 572 48,122
Toro Co. (The) 877 69,037
Watts Water Technologies, Inc., Class  A 243 67,073
Westinghouse Air Brake Technologies Corp. 1,491 318,254
Xylem, Inc. 2,155 293,468
4,994,856
Media ( 0 .8% )
Liberty Broadband Corp., Class  C (a) 1,197 58,174
New York Times Co. (The), Class  A 1,740 120,791
Nexstar Media Group, Inc., Class  A 310 62,945
Omnicom Group, Inc. 3,093 249,760
Paramount Skydance Corp., Class  B (b) 3,386 45,372
Sirius XM Holdings, Inc. 2,077 41,530
Trade Desk, Inc. (The), Class  A (a) 4,011 152,258
730,830
Metals & Mining ( 1 .0% )
Commercial Metals Co. 1,788 123,765
Nucor Corp. (b) 1,993 325,078
Reliance, Inc. 594 171,589
Steel Dynamics, Inc. (b) 1,339 226,894
847,326
Mortgage Real Estate Investment Trusts (REITs) ( 0 .4% )
AGNC Investment Corp. (b) 8,485 90,959
Annaly Capital Management, Inc. (b) 5,421 121,214
Rithm Capital Corp. 4,395 47,905
Starwood Property Trust, Inc. (b) 2,783 50,122
310,200
Multi-Utilities ( 3 .1% )
Ameren Corp. (b) 2,466 246,255
CMS Energy Corp. 2,769 193,636
Consolidated Edison, Inc. 3,160 313,851
Dominion Energy, Inc. 6,985 409,251
DTE Energy Co. 1,894 244,288
NiSource, Inc. 4,358 181,990
Public Service Enterprise Group, Inc. 4,255 341,677
Sempra 5,234 462,110
WEC Energy Group, Inc. (b) 2,846 300,139
2,693,197
Office REITs ( 0 .3% )
BXP, Inc. (b) 1,445 97,509

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Office REITs (cont’d)
COPT Defense Properties (b) 1,035 $ 28,773
Cousins Properties, Inc. 1,527 39,366
Kilroy Realty Corp. 1,071 40,023
Vornado Realty Trust (b) 1,648 54,845
260,516
Oil, Gas & Consumable Fuels ( 0 .4% )
CNX Resources Corp. (a) 2,569 94,462
Occidental Petroleum Corp. 6,457 265,512
359,974
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 548 44,256
Passenger Airlines ( 0 .6% )
Alaska Air Group, Inc. (a) 1,124 56,537
American Airlines Group, Inc. (a) 6,326 96,978
Delta Air Lines, Inc. 5,552 385,309
Joby Aviation, Inc. (a) 2,087 27,548
566,372
Personal Care Products ( 0 .6% )
BellRing Brands, Inc. (a) 944 25,233
elf Beauty, Inc. (a) 462 35,131
Estee Lauder Cos., Inc. (The), Class  A 1,870 195,826
Kenvue, Inc. 15,296 263,856
520,046
Pharmaceuticals ( 0 .4% )
Corcept Therapeutics, Inc. (a) 798 27,771
Elanco Animal Health, Inc. (a)(b) 4,214 95,363
Jazz Pharmaceuticals plc (a) 496 84,320
Royalty Pharma plc, Class  A 3,238 125,116
332,570
Professional Services ( 2 .1% )
Amentum Holdings, Inc. (a) 1,432 41,528
Booz Allen Hamilton Holding Corp., Class  A (b) 1,314 110,849
Broadridge Financial Solutions, Inc. 1,063 237,230
Dayforce, Inc. (a) 1,413 97,723
Equifax, Inc. 1,153 250,178
ExlService Holdings, Inc. (a) 1,399 59,374
FTI Consulting, Inc. (a) 331 56,545
Genpact Ltd. 1,449 67,784
Parsons Corp. (a)(b) 483 29,849
Paycom Software, Inc. (b) 458 72,987
Paylocity Holding Corp. (a) 399 60,847
Robert Half, Inc. 1,074 29,170
Science Applications International Corp. 418 42,076
SS&C Technologies Holdings, Inc. 1,932 168,895
TransUnion 2,097 179,818
UL Solutions, Inc., Class  A (b) 679 53,546
Verisk Analytics, Inc., Class  A 1,257 281,178
1,839,577
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (a) 2,461 395,705
CoStar Group, Inc. (a) 3,863 259,748
Jones Lang LaSalle, Inc. (a) 428 144,009
Zillow Group, Inc., Class  C (a) 1,955 133,370
932,832
Shares Value
Residential REITs ( 1 .6% )
AvalonBay Communities, Inc. (b) 1,291 $ 234,071
Camden Property Trust 955 105,126
Equity LifeStyle Properties, Inc. (b) 1,755 106,371
Equity Residential 3,453 217,677
Essex Property Trust, Inc. (b) 584 152,821
Invitation Homes, Inc. 5,593 155,430
Mid-America Apartment Communities, Inc. 1,062 147,522
Sun Communities, Inc. (b) 1,118 138,531
UDR, Inc. 3,013 110,517
1,368,066
Retail REITs ( 1 .1% )
Brixmor Property Group, Inc. (b) 2,784 72,996
Federal Realty Investment Trust 782 78,826
Kimco Realty Corp. 6,073 123,100
Kite Realty Group Trust 1,966 47,125
NNN REIT, Inc. 1,723 68,283
Phillips Edison & Co., Inc. 1,146 40,763
Realty Income Corp. (b) 7,536 424,804
Regency Centers Corp. 1,662 114,728
970,625
Semiconductors & Semiconductor Equipment ( 3 .4% )
Allegro MicroSystems, Inc. (a) 1,132 29,862
Astera Labs, Inc. (a) 1,225 203,791
Cirrus Logic, Inc. (a) 464 54,984
Enphase Energy, Inc. (a)(b) 951 30,480
Entegris, Inc. 1,378 116,096
First Solar, Inc. (a) 764 199,580
Lattice Semiconductor Corp. (a) 1,233 90,724
MACOM Technology Solutions Holdings, Inc. (a) 607 103,967
Marvell Technology, Inc. 6,711 570,301
Microchip Technology, Inc. 4,850 309,042
MKS, Inc. 601 96,040
Monolithic Power Systems, Inc. (b) 389 352,574
ON Semiconductor Corp. (a)(b) 3,667 198,568
Qorvo, Inc. (a) 840 70,988
Rambus, Inc. (a) 979 89,960
Skyworks Solutions, Inc. (b) 1,355 85,921
Teradyne, Inc. 1,432 277,178
Universal Display Corp. 401 46,829
2,926,885
Software ( 3 .8% )
ACI Worldwide, Inc. (a) 930 44,463
Appfolio, Inc., Class  A (a) 197 45,832
Bentley Systems, Inc., Class  B 1,440 54,958
Box, Inc., Class  A (a) 1,280 38,285
CCC Intelligent Solutions Holdings, Inc. (a)(b) 5,533 43,987
Clearwater Analytics Holdings, Inc., Class  A (a) 2,535 61,144
CommVault Systems, Inc. (a) 398 49,893
Confluent, Inc., Class  A (a) 2,689 81,315
Datadog, Inc., Class  A (a) 2,625 356,974
Docusign, Inc., Class  A (a) 1,824 124,762
Dolby Laboratories, Inc., Class  A (b) 551 35,385
Dropbox, Inc., Class  A (a)(b) 1,699 47,232
Dynatrace, Inc. (a) 2,736 118,578
Elastic NV (a) 841 63,445
Fair Isaac Corp. (a) 197 333,052
Gen Digital, Inc. (b) 5,112 138,995

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Guidewire Software, Inc. (a) 774 $ 155,582
HubSpot, Inc. (a) 462 185,401
Manhattan Associates, Inc. (a) 544 94,281
MARA Holdings, Inc. (a)(b) 3,412 30,640
Nutanix, Inc., Class  A (a) 2,422 125,193
PTC, Inc. (a) 1,089 189,715
Q2 Holdings, Inc. (a) 549 39,616
Qualys, Inc. (a) 324 43,060
Samsara, Inc., Class  A (a) 3,039 107,733
SentinelOne, Inc., Class  A (a) 2,767 41,505
SPS Commerce, Inc. (a) 340 30,304
Trimble, Inc. (a) 2,134 167,199
Tyler Technologies, Inc. (a) 391 177,494
Varonis Systems, Inc., Class  B (a) 1,033 33,882
Zscaler, Inc. (a) 938 210,975
3,270,880
Specialized REITs ( 1 .5% )
Crown Castle, Inc. (b) 3,740 332,374
CubeSmart 2,070 74,623
Extra Space Storage, Inc. 1,924 250,543
Iron Mountain, Inc. 2,686 222,804
Lamar Advertising Co., Class  A 788 99,745
National Storage Affiliates Trust (b) 658 18,562
SBA Communications Corp., Class  A 963 186,273
Weyerhaeuser Co. 5,408 128,116
1,313,040
Specialty Retail ( 2 .4% )
AutoNation, Inc. (a) 218 45,013
Bath & Body Works, Inc. 1,622 32,570
Best Buy Co., Inc. 1,563 104,612
Boot Barn Holdings, Inc. (a) 242 42,706
Burlington Stores, Inc. (a) 500 144,425
CarMax, Inc. (a) 1,169 45,170
Dick's Sporting Goods, Inc. 511 101,163
Five Below, Inc. (a) 430 80,995
Floor & Decor Holdings, Inc., Class  A (a)(b) 851 51,817
GameStop Corp., Class  A (a)(b) 3,272 65,702
Gap, Inc. (The) (b) 1,984 50,790
Group 1 Automotive, Inc. 97 38,150
Lithia Motors, Inc., Class  A 191 63,475
Penske Automotive Group, Inc. 143 22,635
Ross Stores, Inc. 2,541 457,736
Tractor Supply Co. (b) 4,331 216,593
Ulta Beauty, Inc. (a) 357 215,988
Urban Outfitters, Inc. (a) 446 33,566
Wayfair, Inc., Class  A (a)(b) 785 78,822
Williams-Sonoma, Inc. (b) 937 167,339
2,059,267
Technology Hardware, Storage & Peripherals ( 2 .4% )
Hewlett Packard Enterprise Co. 12,034 289,057
HP, Inc. 8,541 190,293
NetApp, Inc. 1,805 193,297
Pure Storage, Inc., Class  A (a) 2,849 190,912
Sandisk Corp. (a) 1,253 297,437
Seagate Technology Holdings plc 1,718 473,120
Western Digital Corp. 2,762 475,810
2,109,926
Shares Value
Textiles, Apparel & Luxury Goods ( 0 .8% )
Crocs, Inc. (a)(b) 400 $ 34,208
Deckers Outdoor Corp. (a) 1,153 119,531
Lululemon Athletica, Inc. (a) 823 171,028
Ralph Lauren Corp., Class  A 300 106,083
Tapestry, Inc. 1,626 207,754
VF Corp. 2,928 52,938
691,542
Trading Companies & Distributors ( 2 .3% )
Air Lease Corp., Class  A 939 60,312
Applied Industrial Technologies, Inc. 336 86,275
Core & Main, Inc., Class  A (a) 1,704 88,557
Fastenal Co. 9,152 367,270
Ferguson Enterprises, Inc. 1,564 348,193
FTAI Aviation Ltd. (b) 908 178,740
GATX Corp. 318 53,933
QXO, Inc. (a) 5,755 111,014
SiteOne Landscape Supply, Inc. (a) 350 43,596
United Rentals, Inc. 520 420,846
Watsco, Inc. 316 106,476
WESCO International, Inc. 380 92,963
1,958,175
Water Utilities ( 0 .4% )
American Water Works Co., Inc. (b) 1,783 232,681
Essential Utilities, Inc. 2,585 99,161
331,842
Total Common Stocks
(Cost $77,313,796) 86,248,663
Short-Term Investments (11.7%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $172,865)
172,865 172,865
Security held as Collateral on Loaned Securities ( 11 .5% )
Investment Company (11.5%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (d)
(Cost $9,953,356)
9,953,356 9,953,356
Total Short-Term Investments
(Cost $10,126,221) 10,126,221
–
Total Investments ( 111 .4% )
(Cost $ 87,440,017 ) including
$ 12,244,643 of Securities Loaned (e) 96,374,884
Liabilities in Excess of Other Assets
(
-11.4%
) (9,868,272)
NET ASSETS (100.0%) $ 86,506,612

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 12,244,643 and $ 12,661,529 , respectively. The Fund
received cash collateral of $ 9,953,356 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 2,708,173 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $110 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2025, the aggregate cost for federal income tax purposes is $87,440,017. The aggregate gross unrealized
appreciation is $13,830,076 and the aggregate gross unrealized depreciation is $4,895,209, resulting in net unrealized appreciation of $8,934,867.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 20 .2%
Information Technology 15 .8
Financials 15 .4
Health Care 11 .7
Consumer Discretionary 9 .6
Other** 8 .5
Real Estate 7 .1
Consumer Staples 5 .9
Utilities 5 .8
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (0.1%)
Beverages (0.1%)
BrewCo Borrower LLC 97,785 $ 527,061
Machinery (0.0%)(a)
Apex Tool Ultimate Holdings LLC 834 –
Media (0.0%)(a)
Altice France Est SAS 27,044 487,061
Software (0.0%)(a)
Cohesity, Inc.
Series  G 16,507 400,295
Series  G-1 11,404 273,696
673,991
Total Common Stocks
(Cost $1,912,812) 1,688,113
–
Face
Amount
Fixed Income Securities (96.7%)
Asset-Backed Securities ( 8 .2% )
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
10.72%, 4/20/37(b)(c) $ 2,000,000 2,008,620
Ares LXXVII CLO Ltd.,
2025-77A
CME Term SOFR 3 Month + 5.55%,
9.44%, 7/15/38(b)(c) 2,000,000 2,028,876
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
9.15%, 1/15/38(b)(c) 3,500,000 3,370,997
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
7.63%, 4/20/38(b)(c) 2,100,000 2,061,851
2021-16A
CME Term SOFR 3 Month + 5.15%,
9.03%, 4/20/38(b)(c) 3,000,000 2,816,991
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
10.63%, 10/20/37(b)(c) 3,750,000 3,805,125
2024-3A
CME Term SOFR 3 Month + 5.90%,
9.78%, 7/20/37(b)(c) 3,000,000 3,040,017
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 6.35%,
10.63%, 3/31/38(b)(c) 2,000,000 2,038,800
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
9.85%, 7/15/37(b)(c) 3,000,000 2,973,429
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.35%, 7/15/37(b)(c) 3,000,000 3,015,033
Face
Amount Value
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
8.78%, 1/17/38(b)(c) $ 3,000,000 $ 2,993,577
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
10.60%, 4/15/35(b)(c) 2,000,000 1,928,666
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.43%, 4/20/35(b)(c) 1,000,000 982,574
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.38%, 4/18/35(b)(c) 3,825,000 3,624,899
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
8.90%, 4/15/38(b)(c) 5,000,000 4,801,615
2024-23A
CME Term SOFR 3 Month + 6.73%,
10.58%, 5/15/37(b)(c) 3,500,000 3,530,891
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.40%, 7/15/37(b)(c) 3,000,000 2,960,451
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
11.22%, 4/20/37(b)(c) 2,000,000 2,021,696
2021-1A
CME Term SOFR 3 Month + 7.30%,
11.20%, 1/15/40(b)(c) 4,000,000 4,090,880
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.28%, 4/17/35(b)(c) 1,000,000 1,004,361
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
11.00%, 7/20/34(b)(c) 3,000,000 2,951,295
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
9.78%, 7/18/37(b)(c) 3,000,000 2,957,547
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
8.58%, 1/20/38(b)(c) 2,500,000 2,395,345
Golub Capital Partners CLO 52BR Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
10.63%, 4/20/37(b)(c) 4,000,000 4,016,820
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
8.58%, 7/20/34(b)(c) 5,000,000 4,878,205

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (8.2%) (cont’d)
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
9.96%, 7/25/37(b)(c) $ 2,500,000 $ 2,526,683
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
10.80%, 10/15/37(b)(c) 3,000,000 3,070,005
2024-3A
CME Term SOFR 3 Month + 6.70%,
10.58%, 1/18/38(b)(c) 3,000,000 3,023,700
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
10.96%, 7/15/35(b)(c) 2,000,000 1,941,954
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.28%, 4/18/37(b)(c) 1,500,000 1,472,396
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
9.80%, 1/15/38(b)(c) 3,000,000 2,935,968
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.41%, 1/22/35(b)(c) 1,250,000 1,241,261
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
10.61%, 7/22/38(b)(c) 1,000,000 1,014,471
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
8.66%, 1/23/39(b)(c) 2,000,000 2,010,850
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
9.98%, 10/15/37(b)(c) 2,000,000 2,026,186
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.47%, 7/20/37(b)(c) 4,000,000 4,012,288
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
8.88%, 1/20/36(b)(c) 3,000,000 2,921,829
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
10.88%, 10/20/37(b)(c) 4,000,000 4,060,328
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
11.57%, 10/16/37(b)(c) 2,000,000 2,039,946
Face
Amount Value
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.52%, 1/20/38(b)(c) $ 3,500,000 $ 3,471,629
110,068,055
Corporate Bonds ( 5 .0% )
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.75%, 2/1/32(b)(d) 1,150,000 1,182,039
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(b) 3,800,000 4,067,398
Capital Markets (0.4%)
AG Issuer LLC
6.25%, 3/1/28(b) 2,400,000 2,418,811
Focus Financial Partners LLC
6.75%, 9/15/31(b) 3,250,000 3,343,271
5,762,082
Chemicals (0.2%)
INEOS Finance plc
7.50%, 4/15/29(b)(d) 750,000 652,205
Olympus Water US Holding Corp.
7.25%, 2/15/33(b)(d) 2,025,000 2,036,849
2,689,054
Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) 1,550,000 1,526,171
Madison IAQ LLC
4.13%, 6/30/28(b) 1,800,000 1,770,174
3,296,345
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) 2,100,000 1,745,291
Diversified Telecommunication Services (0.1%)
Altice France SA
6.50%, 4/15/32(b)(d) 1,925,250 1,846,867
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(b) 1,000,000 1,045,000
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(b) 3,050,000 3,054,450
Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(b) 4,250,000 4,356,076
Fertitta Entertainment LLC
4.63%, 1/15/29(b) 3,550,000 3,451,853
Sabre GLBL, Inc.
10.75%, 11/15/29 - 3/15/30(b) 2,165,000 1,808,599
9,616,528
Insurance (0.9%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(b) 1,750,000 1,816,789

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (5.0%) (cont’d)
AmWINS Group, Inc.
6.38%, 2/15/29(b) $ 3,750,000 $ 3,858,889
Panther Escrow Issuer LLC
7.13%, 6/1/31(b) 3,500,000 3,629,073
Ryan Specialty LLC
5.88%, 8/1/32(b) 2,750,000 2,811,622
12,116,373
Passenger Airlines (0.4%)
American Airlines, Inc.
5.75%, 4/20/29(b) 4,500,000 4,585,248
Professional Services (0.1%)
CoreLogic, Inc.
4.50%, 5/1/28(b) 1,350,000 1,328,920
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(b) 1,400,000 1,408,321
Software (0.5%)
Cloud Software Group, Inc.
8.25%, 6/30/32(b) 3,090,000 3,230,874
9.00%, 9/30/29(b) 2,650,000 2,761,831
5,992,705
Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(b)(d) 4,650,000 4,959,996
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.38%, 12/1/31(b) 1,475,000 1,596,841
66,293,458
Variable Rate Senior Loan Interests  ( 83 .5% )
Aerospace & Defense (1.8%)
BG MS US Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.42%, 10/22/32(c) 2,300,000 2,300,000
Dynasty Acquisition Co., Inc.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.72%, 10/31/31(c) 179,749 180,628
First Lien, Initial Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.72%, 10/31/31(c) 68,371 68,705
Goat Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 1/27/32(c) 4,998,190 5,016,484
Kaman Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%; CME Term SOFR 6 Month +
2.50%,
6.38%, 2/26/32(c) 5,116,487 5,143,374
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.43%, 2/26/32(c) 46,338 46,582
Face
Amount Value
Signia Aerospace LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.57%, 12/11/31(c) $ 426,051 $ 428,152
TransDigm, Inc.,
First Lien, Term Loan, K,
CME Term SOFR 1 Month + 2.25%,
5.97%, 3/22/30(c) 2,962,500 2,974,409
First Lien, Term Loan, J,
CME Term SOFR 1 Month + 2.50%,
6.22%, 2/28/31(c) 7,658,375 7,695,786
23,854,120
Air Freight & Logistics (0.1%)
Stonepeak Nile Parent LLC,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.16%, 4/09/32(c) 1,507,437 1,509,321
Automobile Components (0.9%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.97%, 1/31/31(c) 3,190,886 3,207,447
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
7.83%, 4/06/28(c) 1,902,945 1,890,024
Clarios Global LP,
First Lien, Amendment No. 6 Dollar Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 1/28/32(c) 5,486,250 5,521,389
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.58%, 10/04/28(c) 1,262,412 1,255,702
First Brands Group LLC,
First Lien, USD DIP New Money Term Loan,
CME Term SOFR 1 Month + 1.55%,
, 5.39%, 6/29/26(c)(e) 245,531 48,492
LCI Industries,
First Lien, 2025 Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.97%, 3/25/32(c) 843,636 851,017
12,774,071
Banks (0.5%)
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 9/30/31(c) 2,982,437 2,988,298
First Advantage Holdings LLC,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.75%,
6.47%, 10/31/31(c) 3,972,600 3,938,237
6,926,535

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Beverages (0.9%)
BrewCo Borrower LLC,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 7.00%,
10.82%, 9/30/30(c) $ 183,971 $ 75,428
Primo Brands Corp.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.25%, 3/31/28(c) 8,858,319 8,893,797
Sazerac Co., Inc.,
First Lien, Incremental Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
6.28%, 6/25/32(c) 2,244,375 2,251,546
11,220,771
Broadline Retail (0.4%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.34%, 11/08/32(c) 4,950,000 4,967,275
Building Products (2.5%)
Chariot Buyer LLC,
First Lien, Amendment No. 5 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 9/08/32(c) 5,195,237 5,212,018
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.10%, 4/12/28(c) 2,744,436 2,163,988
CP Iris Holdco I, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.72%, 10/27/32(c) 2,336,538 2,327,776
EMRLD Borrower LP,
First Lien, Second Amendment Incremental Term Loan,
CME Term SOFR 6 Month + 2.25%,
6.12%, 8/04/31(c) 6,965,000 6,987,392
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 2/20/32(c) 2,139,250 2,130,340
Icebox Holdco III, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 12/22/31(c) 3,490,933 3,526,942
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 3/28/31(c) 592,137 593,434
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
7.92%, 4/30/29(c) 1,421,830 1,027,777
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.97%, 4/14/31(c) 3,683,055 3,697,824
Face
Amount Value
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
5.97%, 2/10/32(c) $ 3,746,688 $ 3,762,480
Smyrna Ready Mix Concrete LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.92%, 3/30/29(c) 373,120 375,919
31,805,890
Capital Markets (2.3%)
Acuren Delaware Holdco, Inc.,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 7/30/31(c) 1,840,704 1,852,558
Aragorn Parent Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 12/15/28(c) 3,194,912 3,221,206
Aretec Group, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.00%,
6.72%, 8/09/30(c) 5,370,198 5,397,532
CPI Holdco B LLC,
First Lien, 2025 Fourth Amendment Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.92%, 5/19/31(c) 1,654,063 1,659,463
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 4/07/28(c) 3,588,810 3,611,886
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.42%, 9/15/31(c) 6,039,705 6,056,677
GIH Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.50%, 11/26/31(c) 3,007,500 3,023,289
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.69%, 2/11/32(c) 1,166,188 1,174,934
Nexus Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 7/31/31(c) 2,443,844 2,413,431
Victory Capital Holdings, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 3 Month + 2.00%,
5.67%, 9/23/32(c) 2,718,188 2,737,283
31,148,259
Chemicals (1.8%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 9/09/31(c) 668,250 671,802

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.61%, 10/04/29(c) $ 3,563,524 $ 3,433,081
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 2/07/31(c) 1,138,471 917,181
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 2/18/30(c) 1,275,693 1,038,497
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
7.70%, 7/03/28(c) 2,003,045 1,762,449
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.47%, 7/29/29(c) 3,971,858 4,001,289
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.72%, 11/26/31(c) 1,014,750 1,019,824
Natgasoline LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 5.50%,
9.22%, 3/25/30(c) 1,202,031 1,214,550
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
6.67%, 6/23/31(c) 3,165,383 3,142,719
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.87%, 10/09/31(c) 1,840,738 1,852,823
Tronox Finance LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.19%, 9/30/31(c) 2,964,389 2,307,599
W.R. Grace Holdings LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
7.00%, 8/19/32(c) 1,596,000 1,600,485
22,962,299
Commercial Services & Supplies (5.3%)
Allied Universal Holdco LLC,
First Lien, Amendment No. 7 Replacement US Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 8/20/32(c) 3,291,750 3,312,834
Amspec Parent LLC,
First Lien, Amendment No. 1 Other Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.50%, 12/22/31(c) 2,894,480 2,908,952
Face
Amount Value
APi Group DE, Inc.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
5.47%, 1/03/29(c) $ 1,529,122 $ 1,536,607
Astro Acquisition LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.25%,
7.12%, 8/30/32(c) 1,645,875 1,660,959
Camelot US Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 1/31/31(c) 8,869,842 8,768,770
CohnReznick Advisory LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
, 7.17%, 3/31/32(c)(e) 1,438,775 1,448,673
Emerald Expositions Holding, Inc.,
First Lien, Commitment Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 1/30/32(c) 497,500 502,684
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 10/23/28(c) 2,990,476 3,010,094
Garda World Security Corp.,
First Lien, Twelfth Additional Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.75%, 2/01/29(c) 6,228,678 6,262,936
Geosyntec Consultants, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 7/31/31(c) 1,471,313 1,481,428
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.27%, 3/03/32(c) 3,291,750 3,309,855
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.73%, 10/21/30(c) 1,971,004 1,977,174
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.48%, 10/17/30(c) 4,447,101 4,471,182
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.70%, 6/21/28(c) 7,383,909 7,427,917
Neptune Bidco US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
9.01%, 4/11/29(c) 3,309,492 3,280,120
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.59%, 5/31/30(c) 4,243,182 4,283,619

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 6 Month + 2.00%,
6.13%, 10/15/30(c) $ 2,401,134 $ 2,407,665
Raven Acquisition Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 11/19/31(c) 5,414,376 5,438,280
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
9.34%, 3/28/30(c) 1,557,578 1,455,222
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.02%, 3/06/28(c) 3,242,665 2,517,119
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 10/03/31(c) 1,365,811 1,377,933
URSA Minor US Bidco LLC,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.09%, 3/26/31(c) 5,279,941 5,304,282
74,144,305
Communications Equipment (0.5%)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%; CME Term SOFR 3 Month +
2.75%,
6.55%, 11/30/29(c) 4,771,110 4,754,363
Viavi Solutions, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.39%, 10/18/32(c) 1,500,000 1,511,250
6,265,613
Construction & Engineering (2.2%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 9/23/31(c) 3,177,139 3,197,107
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.17%, 2/18/31(c) 1,483,643 1,207,938
Azuria Water Solutions, Inc.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 5/17/28(c) 4,553,519 4,582,798
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.75%; CME Term SOFR 3 Month +
2.75%,
6.56%, 7/01/31(c) 6,165,521 6,203,408
Face
Amount Value
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 11/03/31(c) $ 940,500 $ 948,729
Cube Industrial Buyer, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.91%, 10/17/31(c) 3,736,884 3,765,677
Green Infrastructure Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 9/24/32(c) 5,275,000 5,294,781
Kodiak Building Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.47%, 12/04/31(c) 2,221,140 2,172,553
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.98%, 3/15/32(c) 1,933,268 1,938,903
29,311,894
Construction Materials (0.0%)(a)
Knife River Corp.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.74%, 3/08/32(c) 570,688 574,254
Consumer Finance (0.4%)
Citrin Cooperman Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.67%, 4/01/32(c) 3,042,375 3,055,046
Shift4 Payments LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.17%, 6/30/32(c) 2,069,813 2,084,477
5,139,523
Consumer Staples Distribution & Retail (0.6%)
Boots Group Bidco Ltd. (The),
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.21%, 8/30/32(c) 5,675,000 5,712,824
Turquoise Topco Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.23%, 8/13/32(c) 2,725,000 2,694,344
8,407,168
Container & Packaging (0.2%)
Pregis TopCo LLC,
First Lien, Tenth Amendment Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.72%, 2/01/29(c) 2,992,462 3,021,055
Containers & Packaging (1.6%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.42%, 6/11/31(c) 1,659,824 1,607,955

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Berlin Packaging LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.25%; CME Term SOFR 3 Month +
3.25%,
7.11%, 6/09/31(c) $ 3,975,038 $ 3,988,712
Bradyplus Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.19%, 12/13/32(c) 2,725,000 2,700,584
Charter Next Generation, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.50%, 11/29/30(c) 4,112,490 4,126,164
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
6.89%, 4/13/29(c) 6,948,965 6,962,585
Owens-Brockway Glass Container, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
6.84%, 9/30/32(c) 2,850,000 2,878,058
ProAmpac PG Borrower LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.89%, 9/15/28(c) 373,101 374,342
22,638,400
Distributors (0.6%)
Gates Corp.,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
5.67%, 6/04/31(c) 1,336,654 1,341,526
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.72%, 5/21/32(c) 4,500,000 4,485,937
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 8/01/30(c) 2,658,650 2,668,208
8,495,671
Diversified Consumer Services (2.2%)
Anticimex Global AB,
First Lien, Term Loan, B8,
CME Term SOFR 1 Day + 2.90%,
6.81%, 11/17/31(c) 2,933,364 2,951,697
Belron Finance 2019 LLC,
First Lien, 2031 Incremental Dollar Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.12%, 10/16/31(c) 2,962,613 2,982,980
Fugue Finance BV,
First Lien, Fourteenth Amendment Dollar Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.57%, 1/09/32(c) 7,885,224 7,922,678
Face
Amount Value
KUEHG Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 6/12/30(c) $ 3,337,606 $ 3,248,826
Lernen Bidco Ltd.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Day + 3.50%,
7.41%, 10/27/31(c) 3,348,333 3,360,889
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 5/04/28(c) 3,950,150 3,969,051
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 9/30/30(c) 2,474,747 2,491,959
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 1/30/31(c) 3,297,991 3,305,214
30,233,294
Diversified Telecommunication Services (1.1%)
Altice France SA,
First Lien, USD Term Loan, B14,
CME Term SOFR 3 Month + 6.88%,
10.86%, 5/30/31(c) 2,674,879 2,677,661
Level 3 Financing, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
6.97%, 3/29/32(c) 3,000,000 3,012,375
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
6.18%, 4/16/29(c) 3,052,664 3,041,034
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
6.18%, 4/15/30(c) 6,543,274 6,516,152
15,247,222
Electric Utilities (0.6%)
Cogentrix Finance Holdco I LLC,
First Lien, Repricing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.97%, 2/26/32(c) 3,481,128 3,507,236
MRP Buyer LLC,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 6/04/32(c) 329,288 327,435
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 6/04/32(c) 4,291,663 4,267,523
8,102,194
Electrical Equipment (1.4%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.84%, 1/30/32(c) 1,995,000 2,010,591

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Indicor LLC,
First Lien, Dollar Term Loan, D,
CME Term SOFR 3 Month + 2.75%,
6.42%, 11/22/29(c) $ 4,415,194 $ 4,446,917
LSF12 Crown US Commercial Bidco LLC,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.37%, 12/02/31(c) 7,039,778 7,092,576
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.87%, 1/27/31(c) 5,423,232 5,438,525
18,988,609
Electronic Equipment, Instruments & Components (0.6%)
Ingram Micro, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.98%, 9/22/31(c) 3,835,125 3,861,511
MX Holdings US, Inc.,
First Lien, Senior USD Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.72%, 3/17/32(c) 1,343,258 1,350,539
Project Aurora US Finco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.75%,
6.49%, 9/30/32(c) 1,122,188 1,129,201
VeriFone Systems, Inc.,
First Lien, 2025-1 Refinancing Term Loan,
CME Term SOFR 3 Month + 5.25%,
9.35%, 8/18/28(c) 1,371,252 1,302,497
7,643,748
Entertainment (1.3%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
6.58%, 3/13/28(c) 7,754,983 7,511,438
TKO Worldwide Holdings LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.00%,
5.87%, 11/21/31(c) 9,269,777 9,322,568
16,834,006
Financial Services (3.3%)
Accelya Lux Finco Sarl,
First Lien, Term Loan,
CME Term SOFR 3 Month + 5.25%,
8.92%, 10/01/32(c) 1,417,500 1,413,070
Allspring Buyer LLC,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.81%, 11/01/30(c) 2,748,590 2,766,799
Blackhawk Network Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 4.00%,
7.67%, 3/12/29(c) 1,988,075 2,000,033
Face
Amount Value
Boost Newco Borrower LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
5.67%, 1/31/31(c) $ 6,410,118 $ 6,428,163
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.65%, 2/03/32(c) 3,434,690 3,445,441
Kestra Advisor Services Holdings A, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.92%, 3/24/31(c) 2,973,791 2,983,084
Mariner Wealth Advisors LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.25%,
5.76%, 12/31/30(c) 5,896,476 5,937,397
NCR Atleos LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.70%, 4/16/29(c) 725,000 729,078
OID-OL Intermediate I LLC,
First Lien, Initial Second Out Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.24%, 2/02/29(c) 1,992,923 1,670,946
First Lien, Initial First Out Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.84%, 2/01/29(c) 487,652 501,875
Orion Advisor Solutions, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.11%, 9/24/30(c) 3,170,574 3,195,336
Orion US Finco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.32%, 10/08/32(c) 3,525,000 3,545,657
Osaic Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.00%,
6.60%, 8/02/32(c) 2,671,109 2,685,373
Trans Union LLC,
First Lien, 2024 Refinancing Term Loan, B9,
CME Term SOFR 1 Month + 1.75%,
5.47%, 6/24/31(c) 4,629,735 4,643,740
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.73%, 3/15/32(c) 1,637,625 1,647,860
WEX, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 1.75%,
5.47%, 3/05/32(c) 1,885,750 1,888,899
45,482,751
Food Products (1.4%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.67%, 10/31/31(c) 918,063 923,231

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Alltech, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.25%,
8.08%, 8/13/30(c) $ 2,429,201 $ 2,449,449
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.25%,
6.45%, 9/30/31(c) 2,695,704 2,697,686
Nomad Foods US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 6 Month + 2.50%,
6.28%, 10/29/32(c) 7,340,101 7,389,426
PFI Lower Midco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 12 Month + 4.25%,
7.93%, 12/01/32(c) 1,600,000 1,614,000
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.22%, 10/01/31(c) 2,656,309 2,629,746
17,703,538
Ground Transportation (1.4%)
Aggreko Holdings, Inc.,
First Lien, 2025 Amended US Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.87%, 5/21/31(c) 550,935 555,497
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.89%, 4/08/30(c) 3,595,890 3,622,859
Avis Budget Car Rental LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.22%, 7/16/32(c) 746,250 744,384
First Student Bidco, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.17%, 8/15/30(c) 2,038,863 2,048,293
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 2.50%,
6.17%, 8/15/30(c) 373,061 374,537
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.33%, 6/30/28(c) 1,706,555 1,437,773
First Lien, Initial Term Loan, C,
CME Term SOFR 1 Month + 3.50%,
7.33%, 6/30/28(c) 336,568 283,558
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
6.97%, 1/25/29(c) 4,952,215 4,917,550
Face
Amount Value
Student Transportation of America Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.94%, 6/24/32(c) $ 4,039,875 $ 4,056,721
18,041,172
Health Care Equipment & Supplies (0.7%)
Bausch + Lomb Corp.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.00%,
7.51%, 1/15/31(c) 1,300,000 1,315,275
First Lien, Third Amendment Term Loan,
CME Term SOFR 1 Month + 4.25%,
7.97%, 1/15/31(c) 3,882,989 3,928,614
Medline Borrower LP,
First Lien, 2030 Refinancing Term Loan,
CME Term SOFR 1 Month + 1.75%,
5.47%, 10/23/30(c) 3,237,885 3,253,572
Sotera Health Holdings LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.34%, 5/30/31(c) 1,394,138 1,403,730
9,901,191
Health Care Providers & Services (3.2%)
Concentra Health Services, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.72%, 7/28/31(c) 3,175,632 3,202,435
Examworks Bidco, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 11/01/28(c) 1,563,188 1,573,137
Global Medical Response, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.38%, 10/01/32(c) 4,625,000 4,659,341
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 10/23/31(c) 202,467 203,386
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 10/23/31(c) 4,067,497 4,085,964
Heartland Dental LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.47%, 8/25/32(c) 4,131,744 4,153,890
Mamba Purchaser, Inc.,
First Lien, Fifth Amendment Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.73%, 10/16/31(c) 2,935,250 2,948,092
MED ParentCo LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
6.72%, 4/15/31(c) 4,960,075 4,980,734

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.44%, 11/01/28(c) $ 1,568,590 $ 1,129,385
National Mentor Holdings, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 6.00%,
9.72%, 12/05/30(c) 3,449,664 3,460,997
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.24%, 3/17/31(c) 7,967,259 8,007,334
PAREXEL International, Inc.,
First Lien, Seventh Amendment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 12/12/31(c) 2,195,500 2,205,566
Phoenix Guarantor, Inc.,
First Lien, Term Loan, B5,
CME Term SOFR 1 Month + 2.50%,
6.22%, 2/21/31(c) 398,990 401,394
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.72%, 12/03/31(c) 1,806,750 1,806,750
42,818,405
Health Care Technology (1.1%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 2/15/29(c) 9,628,833 9,658,923
Cotiviti, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.62%, 5/01/31(c) 5,632,482 5,425,968
15,084,891
Hotels, Restaurants & Leisure (4.0%)
City Football Group Ltd.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.03%, 7/22/30(c) 3,183,838 3,187,818
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.97%, 1/29/29(c) 6,052,564 6,058,072
Flutter Financing BV,
First Lien, Third Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.67%, 6/04/32(c) 1,417,875 1,420,094
GBT US III LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.36%, 7/25/31(c) 7,827,978 7,864,417
Golden State Foods LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.00%, 12/04/31(c) 698,237 703,474
Face
Amount Value
Herschend Entertainment Co. LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 5/27/32(c) $ 895,500 $ 902,870
IRB Holding Corp.,
First Lien, 2025 Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.22%, 12/16/30(c) 8,822,584 8,853,111
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.99%, 4/16/29(c) 3,793,092 3,813,253
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.24%, 8/01/30(c) 2,226,659 2,066,016
Sabre GLBL, Inc.,
First Lien, 2021 Other Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
7.53%, 12/17/27(c) 2,182,886 2,142,863
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
9.82%, 11/15/29(c) 1,275,998 1,135,638
First Lien, 2025 Other Term Loan, B1,
CME Term SOFR 1 Month + 6.25%,
10.07%, 7/30/29(c) 689,015 677,715
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.93%, 4/04/29(c) 2,448,807 2,409,026
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
5.72%, 12/04/31(c) 3,176,159 3,162,915
Voyager Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.42%, 7/01/32(c) 5,810,438 5,821,884
50,219,166
Household Durables (0.7%)
AI Aqua Merger Sub, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.00%; CME Term SOFR 3 Month +
3.00%,
6.86%, 7/31/28(c) 6,229,340 6,250,084
American Residential Services LLC,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 2/02/32(c) 224,436 225,839
Somnigroup International, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Day + 2.25%,
5.92%, 10/24/31(c) 2,315,213 2,333,537
8,809,460

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Household Products (0.6%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.73%, 3/19/32(c) $ 3,806,241 $ 3,814,977
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 6/27/31(c) 5,317,140 3,486,715
7,301,692
Independent Power and Renewable Electricity Producers (0.9%)
Invenergy Thermal Operating I LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.41%, 5/17/32(c) 2,344,254 2,359,492
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 2.75%,
6.41%, 5/17/32(c) 143,607 144,541
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.97%, 8/18/31(c) 4,443,750 4,472,257
Talen Energy Supply LLC,
First Lien, 2024-1 Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.35%, 12/11/31(c) 4,987,406 5,017,006
11,993,296
Insurance (5.5%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
6.72%, 11/06/30(c) 3,955,038 3,956,896
Alera Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 5/31/32(c) 7,680,750 7,726,412
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 9/19/31(c) 7,553,908 7,579,478
Asurion LLC,
First Lien, New Term Loan, B10,
CME Term SOFR 1 Month + 4.00%,
7.82%, 8/21/28(c) 997,423 999,797
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
8.07%, 8/21/28(c) 3,867,708 3,879,253
Second Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 5.25%,
9.08%, 1/31/28(c) 2,357,000 2,352,958
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.08%, 1/19/29(c) 3,200,000 3,151,552
Face
Amount Value
Broadstreet Partners Group LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 6/16/31(c) $ 9,057,302 $ 9,097,652
CRC Insurance Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.42%, 5/06/31(c) 1,608,871 1,613,569
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.12%, 6/20/30(c) 10,547,742 10,614,351
IMA Financial Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.92%, 11/01/28(c) 4,514,805 4,531,397
Jones DesLauriers Insurance Management, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.00%,
6.54%, 12/09/32(c) 1,150,000 1,152,875
Ryan Specialty LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.72%, 9/15/31(c) 2,178,000 2,184,588
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 7/31/31(c) 4,491,841 4,511,044
Trucordia Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.97%, 6/17/32(c) 3,700,027 3,681,527
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
5.92%, 11/21/29(c) 5,096,384 5,113,661
72,147,010
IT Services (2.2%)
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.77%, 10/01/27(c) 3,407,700 3,354,029
Indy US Holdco LLC,
First Lien, Thirteenth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.42%, 10/31/30(c) 2,985,000 2,993,298
Newfold Digital Holdings Group, Inc.,
First Lien, First Out Term Loan, A,
CME Term SOFR 1 Month + 3.50%,
7.27%, 4/30/29(c) 3,977,465 3,336,099
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.27%, 4/30/29(c) 701,906 447,465
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.17%, 10/02/31(c) 843,625 820,425

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Sitel Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.68%, 8/28/28(c) $ 1,376,392 $ 571,203
Speedster Bidco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%; CME Term SOFR 3 Month +
3.00%,
6.69%, 12/10/31(c) 4,004,900 4,019,919
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.57%, 10/03/31(c) 2,211,679 2,206,150
Trio Bidco, Inc.,
First Lien, Closing Date Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.67%, 10/29/32(c) 1,538,095 1,543,863
Virtusa Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
6.97%, 2/15/29(c) 1,167,721 1,171,954
X Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 6 Month + 6.50%,
10.45%, 10/26/29(c) 8,285,028 8,157,811
28,622,216
Leisure Products (1.9%)
Bombardier Recreational Products, Inc.,
First Lien, 2024 Extended Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.97%, 1/22/31(c) 2,693,250 2,705,989
EOC Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
6.72%, 3/24/32(c) 8,457,500 8,516,702
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.00%, 9/29/31(c) 2,816,355 2,791,712
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.50%,
8.78%, 10/31/31(c) 3,556,827 3,492,360
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.93%, 6/01/28(c) 2,002,215 1,823,127
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.62%, 2/21/30(c) 6,020,097 6,066,181
25,396,071
Face
Amount Value
Machinery (4.1%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%; CME Term SOFR 3 Month +
2.25%,
6.07%, 8/19/31(c) $ 1,959,680 $ 1,970,497
Apex Tool Ultimate Holdings LLC,
First Lien, Term Loan, A1,
CME Term SOFR 1 Month + 5.25%,
8.97%, 4/08/30(c) 41,204 35,332
First Lien, Term Loan, B1,
CME Term SOFR 12 Month + 6.00%,
9.68%, 4/08/31(c) 90,982 27,295
First Lien, New Super Priority Term Loan,
CME Term SOFR 1 Month + 7.00%,
10.72%, 4/08/30(c) 1,707 1,671
First Lien, Term Loan, A2,
CME Term SOFR 1 Month + 10.00%,
13.92%, 4/08/30(c) 26,590 13,295
Cleanova Holding Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
8.48%, 5/24/32(c) 1,446,375 1,453,607
CoorsTek, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.86%, 10/28/32(c) 2,400,000 2,422,512
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.34%, 9/28/28(c) 2,938,754 2,928,953
Crosby US Acquisition Corp.,
First Lien, Amendment No. 4 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 8/16/29(c) 2,552,131 2,566,487
Crown Equipment Corp.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.77%, 10/10/31(c) 1,910,563 1,926,086
Dynamo US Bidco, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.09%, 9/30/31(c) 3,948,229 3,990,179
Engineered Machinery Holdings, Inc.,
First Lien, 2025 USD Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 11/26/32(c) 6,489,949 6,539,435
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.93%, 5/21/29(c) 1,150,000 1,158,625
Hayward Industries, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.33%, 5/30/28(c) 2,238,281 2,253,669
Jennmar Intermediate III LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.00%,
8.73%, 12/16/30(c) 1,675,000 1,666,625

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Madison Safety & Flow LLC,
First Lien, 2025 Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.23%, 9/26/31(c) $ 1,593,389 $ 1,606,670
Pro Mach Group, Inc.,
First Lien, Amendment No. 6 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.67%, 10/18/32(c) 3,000,000 3,022,500
SPX FLOW, Inc.,
First Lien, Amendment No. 4 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 4/05/29(c) 6,400,364 6,425,901
STS Operating, Inc.,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.82%, 3/25/31(c) 3,550,720 3,554,271
TK Elevator Midco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 6 Month + 2.75%,
6.95%, 4/30/30(c) 11,551,531 11,636,492
55,200,102
Media (0.2%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
6.24%, 12/15/31(c) 2,575,010 2,579,838
Fleet Midco I Ltd.,
First Lien, Term Loan, B2,
CME Term SOFR 6 Month + 2.75%,
6.79%, 2/21/31(c) 523,688 526,961
3,106,799
Metals & Mining (0.4%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.47%, 8/19/30(c) 5,287,536 5,309,030
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
7.61%, 11/13/28(c) 544,444 545,806
5,854,836
Oil, Gas & Consumable Fuels (2.2%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.68%, 7/09/31(c) 2,320,625 2,335,129
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.67%, 12/31/30(c) 8,883,859 8,925,124
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.42%, 5/01/31(c) 3,614,989 3,640,981
Face
Amount Value
Freeport LNG Investments LLLP,
First Lien, 2025 Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.12%, 12/21/28(c) $ 3,240,402 $ 3,257,625
GIP Pilot Acquisition Partners LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.94%, 10/04/30(c) 3,215,787 3,227,299
Hilcorp Energy I LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.74%, 2/06/30(c) 1,836,125 1,841,872
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.07%, 7/16/29(c) 4,913,774 4,933,429
WhiteWater Matterhorn Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.31%, 6/16/32(c) 1,100,000 1,105,726
29,267,185
Passenger Airlines (0.8%)
AAdvantage Loyalty IP Ltd.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.13%, 4/20/28(c) 5,038,588 5,056,853
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.13%, 5/28/32(c) 1,240,602 1,248,361
Vista Management Holding, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.74%, 4/01/31(c) 1,361,250 1,376,278
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 2/14/31(c) 3,121,949 3,139,994
10,821,486
Personal Care Products (0.7%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.58%, 5/17/28(c) 1,406,662 740,256
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.47%, 3/01/28(c) 1,814,935 1,814,935
OPAL US LLC,
First Lien, Term Loan, B4,
CME Term SOFR 3 Month + 3.00%,
6.69%, 4/28/32(c) 6,812,925 6,864,022
9,419,213

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Pharmaceuticals (0.8%)
1261229 BC Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 6.25%,
9.97%, 10/08/30(c) $ 3,183,813 $ 3,117,765
Amneal Pharmaceuticals LLC,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 8/02/32(c) 2,817,938 2,846,117
Jazz Financing Lux SARL,
First Lien, Dollar Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.97%, 5/05/28(c) 3,485,860 3,504,979
Padagis LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.95%, 7/06/28(c) 841,000 796,847
10,265,708
Professional Services (2.1%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.33%, 6/02/28(c) 5,634,129 5,646,919
Creative Artists Agency LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 10/01/31(c) 2,800,987 2,814,992
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 8/16/30(c) 2,224,747 1,983,640
EmployBridge Holding Co.,
First Lien, First Out Term Loan, B,
CME Term SOFR 3 Month + 4.50%,
4.50%, 1/21/30(c) 1,001,911 772,974
First Lien, Second Out Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.68%, 1/18/30(c) 775,246 156,018
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.84%, 8/01/29(c) 7,739,710 7,786,690
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.47%, 6/02/31(c) 3,619,629 3,630,959
First Lien, 2025-2 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 6/02/31(c) 3,241,875 3,258,668
Heron Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.74%, 12/10/32(c) 1,900,000 1,885,750
27,936,610
Face
Amount Value
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-3 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.42%, 1/31/30(c) $ 1,946,218 $ 1,968,122
Software (11.7%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.17%, 2/24/31(c) 4,097,929 4,125,898
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 12/11/28(c) 3,893,469 3,911,885
Avalara, Inc.,
First Lien, First Amendment Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 3/26/32(c) 2,518,688 2,532,502
Azalea Topco, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.72%, 4/30/31(c) 3,342,649 3,353,095
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.82%, 7/30/31(c) 5,721,455 5,713,302
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
9.47%, 7/30/32(c) 1,600,000 1,546,600
Calabrio, Inc.,
First Lien, First Out Term Loan,
CME Term SOFR 12 Month + 4.00%,
7.84%, 11/26/32(c) 2,825,000 2,669,625
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.92%, 8/16/32(c) 7,640,465 7,658,993
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.57%, 10/09/28(c) 5,629,394 5,408,609
Clover Holdings 2 LLC,
First Lien, Initial Floating Rate Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.52%, 12/09/31(c) 5,323,250 5,334,056
Cotiviti, Inc.,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.62%, 3/26/32(c) 995,000 957,692
Dawn Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.26%, 8/20/32(c) 6,385,000 6,373,635
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
7.92%, 6/26/31(c) 1,998,806 1,968,824

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
ECI Macola/Max Holding LLC,
First Lien, 2025 Repricing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 5/09/30(c) $ 5,773,847 $ 5,810,395
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.50%,
6.22%, 5/30/31(c) 7,387,610 7,420,115
Genesys Cloud Services, Inc.,
First Lien, 2025 Dollar Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.22%, 1/30/32(c) 1,937,060 1,935,549
Imprivata, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.67%, 12/01/27(c) 5,720,338 5,752,972
Marcel Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Day + 3.00%,
6.93%, 11/12/30(c) 6,208,939 6,247,745
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
6.72%, 3/01/29(c) 4,606,603 4,266,337
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.15%, 7/03/31(c) 4,467,927 4,490,266
Metropolis Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 5.25%,
8.98%, 11/03/32(c) 2,950,000 2,927,875
N-Able International Holdings II LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.59%, 11/26/32(c) 500,000 505,625
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.32%, 12/15/28(c) 5,509,658 5,441,917
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
5.67%, 1/31/30(c) 1,435,740 1,438,618
PointClickCare Technologies, Inc.,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 11/03/31(c) 3,011,827 3,021,871
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.85%, 6/02/28(c) 3,517,056 3,399,692
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 10/28/30(c) 8,367,930 8,364,332
Face
Amount Value
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 7/16/31(c) $ 6,794,479 $ 6,819,109
Project Ruby Ultimate Parent Corp.,
First Lien, Incremental Term Loan, B5,
CME Term SOFR 1 Month + 2.75%,
6.58%, 3/10/28(c) 3,835,332 3,850,060
Proofpoint, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.92%, 8/31/28(c) 2,591,550 2,609,185
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
5.92%, 6/28/30(c) 1,421,450 1,421,450
Rackspace Finance LLC,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.11%, 5/15/28(c) 2,947,500 3,006,981
RealPage, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.93%, 4/24/28(c) 3,681,579 3,682,997
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.75%, 4/24/28(c) 2,094,974 2,104,359
Rocket Software, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.47%, 11/28/28(c) 2,014,875 2,016,970
Starlight Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.70%, 4/16/32(c) 4,738,125 4,741,086
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.34%, 2/10/31(c) 11,136,288 11,160,843
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.10%, 4/24/28(c) 3,394,243 3,167,678
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.72%, 10/22/29(c) 555,618 559,785
157,718,528
Specialty Retail (2.2%)
EG America LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.32%, 2/07/28(c) 3,206,352 3,222,721
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.97%, 1/23/32(c) 5,117,601 5,154,064

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (83.5%) (cont’d)
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.97%, 6/11/31(c) $ 3,551,269 $ 3,522,113
LBM Acquisition LLC,
First Lien, Amendment No. 3 Incremental Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.58%, 6/06/31(c) 174,116 163,795
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.23%, 4/23/31(c) 3,525,911 3,535,008
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.17%, 7/01/31(c) 4,925,250 4,952,437
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.58%, 1/31/28(c) 4,731,690 3,667,060
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
6.97%, 10/19/29(c) 4,384,965 4,407,789
28,624,987
Textiles, Apparel & Luxury Goods (1.2%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.97%, 2/13/32(c) 1,364,688 1,367,587
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.97%, 12/21/28(c) 4,998,507 5,012,278
Beach Acquisition Bidco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.25%,
6.92%, 9/13/32(c) 5,000,000 5,046,900
Varsity Brands, Inc.,
First Lien, 2025-2 Replacement Term Loan,
CME Term SOFR 12 Month + 3.00%,
6.98%, 8/26/31(c) 4,477,500 4,499,193
15,925,958
Trading Companies & Distributors (0.2%)
DXP Enterprises, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.17%, 10/11/30(c) 2,693,250 2,720,182
Face
Amount Value
Wireless Telecommunication Services (0.1%)
Crown Subsea Communications Holding, Inc.,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.22%, 1/30/31(c) $ 1,496,222 $ 1,509,688
1,116,075,760
Total Fixed Income Securities
(Cost $1,299,183,308)
1,292,437,273
–
Shares
Short-Term Investments ( 6 .2% )
Investment Company ( 5 .8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(f)
(Cost $77,730,213)
77,730,213 77,730,213
Security held as Collateral on Loaned Securities ( 0 .4% )
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(f)
(Cost $5,671,525)
5,671,525 5,671,525
Total Short-Term Investments
(Cost $83,401,738)
83,401,738
Total Investments ( 103 .0% )
( Cost $ 1,384,497,858 ) including
$ 5,468,108 of Securities Loaned (g) 1,377,527,124
Liabilities in Excess of Other Assets (-2.8%)(h)
(39,983,892)
Net Assets (100.0%) $1,337,543,232
(a) Amount is less than 0.05%.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 5,468,108 and $ 5,671,525 , respectively. The Fund received cash collateral of $ 5,671,525 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
At December 31, 2025, the Fund had unfunded loan commitments of $2,212,078, which could be extended at the option of the
borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments
Value
Unrealized
Appreciation
(Depreciation)
Azuria Water Solutions, Inc.
$ 146,104
$ 147,043
$ 939
CohnReznick Advisory LLC
228,064
230,787
2,723
CP Iris Holdco I, Inc.
288,462
287,380
(1,082)
Hanger, Inc.
325,113
326,378
1,265
Kaman Corp.
436,192
440,847
4,655
MRP Buyer LLC
215,293
216,244
951
Raven Acquisition Holdings LLC
390,124
391,384
1,260
Signia Aerospace LLC
20,821
20,872
51
Trio Bidco, Inc.
161,905
162,512
607
$ 2,212,078
$ 2,223,447
$ 11,369
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $44,545 relating to the
Fund’s investment in the Liquidity Fund.
(g) At December 31, 2025, the aggregate cost for federal income tax purposes is $1,384,497,858. The aggregate gross unrealized
appreciation is $7,358,274 and the aggregate gross unrealized depreciation is $14,329,008, resulting in net unrealized depreciation of $6,970,734.
(h)
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined

Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 81 .4%
Asset-Backed Securities 8 .0
Short-Term Investments 5 .7
Other** 4 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (96.3%)
Municipal Bonds ( 96 .3% )
Certificate of Participation/Lease ( 0 .4% )
College of Western Idaho,
Series 2025
4.25%, 8/1/45 $ 180,000 $ 176,309
Education ( 17 .9% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) 180,000 170,386
Build NYC Resource Corp.,
REN 4520 83rd Street LLC
Series 2025 A
5.50%, 6/15/55 500,000 490,593
California Municipal Finance Authority,
California Baptist University
Series 2025 A
5.63%, 11/1/54(a) 500,000 508,653
Capital Projects Finance Authority,
Imagine School At North Port, Inc.
Series 2025 A
6.25%, 6/15/45(a) 500,000 505,562
Capital Trust Authority,
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 457,508
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 325,000 318,319
Development Authority of Cobb County (The),
MT Bethel Christian Academy, Inc.
Series 2025
6.25%, 6/1/55(a) 555,000 572,491
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 738,563
Florida Development Finance Corp.,
Renaissance Charter School, Inc.
Series 2025 A
6.00%, 6/15/55(a) 500,000 507,131
Iowa Higher Education Loan Authority,
Series 2025
5.00%, 10/1/45 500,000 484,511
Louisiana Public Facilities Authority,
Acadiana Renaissance Charter Academy
Series 2025
6.00%, 6/15/45(a) 500,000 511,586
Navajo County Unified School District No. 27,
Kayenta
Series 2025
6.00%, 7/1/44 430,000 474,993
Public Finance Authority,
Liberty Classical Schools Educational Services, Inc.
Series 2025 A
6.50%, 6/15/45(a) 350,000 348,804
Face
Amount Value
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 $ 750,000 $ 741,579
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/44(a) 500,000 475,072
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 1,000,000 923,769
8,229,520
–
General Obligation ( 8 .7% )
Chicago Board of Education,
Series 2012 A
5.00%, 12/1/42 500,000 484,041
Series 2022 A
5.00%, 12/1/47 500,000 457,750
Series 2015 C
5.25%, 12/1/39 500,000 499,138
Series 2025 A
5.75%, 12/1/50 750,000 746,737
City of Chicago,
Series 2025 E
6.00%, 1/1/42 500,000 536,531
City of Chicago IL,
Series 2024 A
5.25%, 1/1/45 375,000 366,786
Series 2019 A
5.50%, 1/1/49 300,000 300,179
Mida Cormont Public Infrastructure District,
Series 2025 B
8.50%, 6/15/55(a) 546,000 560,060
3,951,222
–
Hospital ( 5 .7% )
Denver Health & Hospital Authority,
Series 2025 A
5.13%, 12/1/50 500,000 504,597
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 115,000 108,228
Maryland Health & Higher Educational Facilities Authority,
TidalHealth Obligated Group
Series 2025 C
5.25%, 7/1/50 1,000,000 1,038,296
Massachusetts Development Finance Agency,
Seven Hills Foundation Obligated Group
Series 2025
6.00%, 9/1/45 405,000 442,816

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (96.3%) (cont’d)
Hospital (5.7%) (cont’d)
South Carolina Jobs-Economic Development Authority,
Beaufort Memorial Hospital Obligated Group
Series 2024
5.75%, 11/15/54 $ 500,000 $ 511,932
2,605,869
–
Housing ( 4 .2% )
Pennsylvania Higher Educational Facilities Authority,
Series BA
4.00%, 6/15/45 205,000 196,902
Public Finance Authority,
Campus Real Estate Holding Corp. LLC
Series 2025 A
5.25%, 6/1/45 370,000 374,669
Series 2025 A
5.50%, 6/1/55 600,000 609,381
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 500,000 497,777
Rhode Island Health and Educational Building Corp.,
PRG - RI Properties LLC
Series 2025 B
5.63%, 7/1/65 250,000 257,888
1,936,617
–
Other Revenue ( 49 .4% )
Alachua County Housing Finance Authority,
Woodland Park II LLC
Series 2025 A
6.30%, 7/1/55(a) 300,000 314,588
Series 2025 C
7.00%, 7/1/29(a) 300,000 305,573
American Samoa Economic Development Authority,
Series 2025 B
5.25%, 9/1/45(a) 430,000 430,508
Atlanta Development Authority (The),
Westside Tax Allocation District Gulch Area
Series 2024 A-2
5.50%, 4/1/39(a) 1,000,000 1,031,270
Baldwin County Industrial Development Authority,
Novelis Corp.
Series 2025 A (AMT)
5.00%, 6/1/55(a)(b) 500,000 510,042
Berks County Industrial Development Authority,
Highlands at Wyomissing Obligated Group
Series 2017 A
5.00%, 5/15/32 500,000 508,697
Buckeye Tobacco Settlement Financing Authority,
Series 2020 B-2
5.00%, 6/1/55 750,000 608,051
California Municipal Finance Authority,
Witmer Manor Community Partners LP
Series 2025 B
6.00%, 11/1/43 1,000,000 1,016,278
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 405,000 354,654
Face
Amount Value
City of Lavon,
Series 2025
5.75%, 9/15/45(a) $ 850,000 $ 876,286
City of Valparaiso IN,
Pratt Paper LLC Project
Series 2024 (AMT)
5.00%, 1/1/54(a) 650,000 633,108
County of Denton TX,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) 500,000 514,952
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 C
5.00%, 7/15/35(a) 300,000 302,159
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(a)(b) 500,000 506,111
Florida Local Government Finance Commission,
Ponte Vedra Pine Co. LLC Obligated Group
Series 2025 A
6.63%, 11/15/45(a) 500,000 527,878
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 1,000,000 1,060,972
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group
Series 2025 A
6.00%, 11/1/50 400,000 395,378
Hoover Industrial Development Board,
United States Steel Corp.
Series 2019 (AMT)
5.75%, 10/1/49 750,000 756,021
Indianola Community School District,
Infrastructure Sales Services & Use Tax
Series 2025
4.25%, 6/1/45 210,000 204,235
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2016 A
5.00%, 5/15/41 205,000 205,036
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) 500,000 412,931
Series 2023
5.00%, 12/1/53(a)(b) 150,000 153,461
Kingston One Community Development District,
Assessment Area One - 2025 Project
Series 2025
5.75%, 5/1/45 250,000 257,764
Series 2025
6.00%, 5/1/57 500,000 512,757
Lakewood Ranch Stewardship District,
Series 2025
5.80%, 5/1/45 565,000 587,277

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (96.3%) (cont’d)
Other Revenue (49.4%) (cont’d)
Villages of Lakewood Ranch South Project
Series 2016
5.13%, 5/1/46 $ 1,000,000 $ 1,000,203
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 A (AMT)
5.00%, 6/1/54 750,000 717,115
New Hampshire Business Finance Authority,
Series 2025-1
4.17%, 1/20/41(b) 496,739 467,052
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 794,744
Niagara Area Development Corp.,
Reworld Holding Corp.
Series 2018 A (AMT)
4.75%, 11/1/42(a) 750,000 660,577
North Carolina Medical Care Commission,
Penick Village Obligated Group
Series 2024 A
5.50%, 9/1/44 735,000 753,976
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 519,532
Point Phase 1 Public Infrastructure District No. 1,
Series 2025 A-1
5.88%, 3/1/45 500,000 516,851
Puerto Rico Sales Tax Financing Corp.,
Series A-1
5.00%, 7/1/58 447,000 431,081
Sales Tax
Series A-1
0.00%, 7/1/51(c) 1,532,000 385,214
South Carolina Jobs-Economic Development Authority,
Rolling Green Village
Series 2025 A
5.75%, 12/1/60 250,000 247,501
Southmont School Building Corp.,
South Montgomery Community School Corp.
Series 2025
5.00%, 1/15/45 110,000 115,152
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 500,000 477,179
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 528,680
Tempe Industrial Development Authority,
Mirabella at ASU, Inc.
Series 2017 A
6.00%, 10/1/37(a) 300,000 226,833
Series 2017 A
6.13%, 10/1/52(a) 300,000 193,547
Face
Amount Value
Tempe Life Care Village Obligated Group
Series 2025 A
5.63%, 12/1/60 $ 250,000 $ 249,911
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group
Series A
5.00%, 7/1/36(a) 100,000 100,295
Horizon House Obligated Group
Series 2025 A
6.25%, 1/1/56 550,000 549,453
Series 2025 A
6.25%, 1/1/61 450,000 446,405
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 205,000 207,674
Westfield Redevelopment Authority,
City of Westfield
Series 2025
4.13%, 7/15/44 105,000 101,805
22,676,767
–
Transportation ( 7 .4% )
California Municipal Finance Authority,
LAX Integrated Express Solutions LLC
Series 2018 A (AMT)
5.00%, 12/31/47 1,000,000 1,000,187
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.25%, 7/15/34 500,000 538,098
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 543,798
Public Finance Authority,
SR 400 Peach Partners LLC
Series 2025 (AMT)
5.75%, 12/31/65 725,000 747,084
Series 2025 (AMT)
6.50%, 6/30/60 500,000 549,524
3,378,691
–
Water & Sewer ( 2 .6% )
Beaufort-Jasper Water & Sewer Authority,
Series 2025 A
4.00%, 3/1/47 315,000 297,259
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC
Series 2025 (AMT)
5.13%, 10/1/35 500,000 517,222
City of Hot Springs AR,
Wastewater
Series 2025 B
4.38%, 12/1/50 385,000 370,322
1,184,803
–
Total Fixed Income Securities
(Cost $43,399,119)
44,139,798
–

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 2 .5% )
Investment Company ( 0 .8% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $376,822)
376,785 $ 376,822
Face
Amount
Municipal Bonds ( 1 .7% )
Hospital ( 1 .1% )
Industrial Development Authority of the City of Phoenix Arizona (The),
Mayo Clinic Arizona
Series 2014 B
2.00%, 11/15/52(b)(d) $ 500,000 500,000
Other Revenue ( 0 .6% )
Battery Park City Authority,
Series 2019 D-2
2.45%, 11/1/38(b)(d) 300,000 300,000
Total Municipal Bonds
(Cost $800,000)
800,000
Total Short-Term Investments
(Cost $1,176,822)
1,176,822
Total Investments ( 98 .8% )
( Cost $ 44,575,941 ) (e) 45,316,620
Other Assets in Excess of Liabilities (1.2%)
569,051
Net Assets (100.0%) $45,885,671
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Zero coupon bond.
(d) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(e) At December 31, 2025, the aggregate cost for federal income tax purposes is $44,575,941. The aggregate gross unrealized
appreciation is $998,471 and the aggregate gross unrealized
depreciation is $257,792, resulting in net unrealized appreciation of
$740,679.
AMT Alternative Minimum Tax

At December 31, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Florida 13 .1%
Others, representing less than 10% individually 85 .7
Total Investments 98 .8%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 50 .7%
Education 18 .2
General Obligation 8 .7
Other* 8 .0
Transportation 7 .5
Hospital 6 .9
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (97.2%)
Corporate Bonds ( 97 .2% )
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a) $ 70,000 $ 72,439
6.25%, 3/15/33(a) 40,000 41,780
Bombardier, Inc.
7.00%, 6/1/32(a) 150,000 158,684
7.25%, 7/1/31(a)(b) 96,000 102,422
8.75%, 11/15/30(a)(b) 52,000 56,246
Moog, Inc.
4.25%, 12/15/27(a) 187,000 185,341
TransDigm, Inc.
4.63%, 1/15/29(b) 52,000 51,700
6.25%, 1/31/34(a) 15,000 15,573
6.38%, 3/1/29(a) 61,000 62,984
6.63%, 3/1/32(a) 110,000 114,584
6.75%, 8/15/28 - 1/31/34(a) 223,000 228,497
1,090,250
Air Freight & Logistics (0.2%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a)(b) 48,000 50,855
Automobile Components (1.1%)
Clarios Global LP
6.75%, 2/15/30 - 9/15/32(a) 250,000 260,698
JB Poindexter & Co., Inc.
8.75%, 12/15/31(a)(b) 56,000 58,728
Patrick Industries, Inc.
6.38%, 11/1/32(a) 64,000 65,716
385,142
Building Products (5.8%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(a)(b) 86,000 90,797
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 313,000 298,308
5.00%, 3/1/30(a) 171,000 170,628
CP Atlas Buyer, Inc.
9.75%, 7/15/30(a)(b) 216,000 223,930
EMRLD Borrower LP
6.63%, 12/15/30(a) 154,000 160,585
JH North America Holdings, Inc.
5.88%, 1/31/31(a) 78,000 79,722
6.13%, 7/31/32(a) 76,000 78,060
Masterbrand, Inc.
7.00%, 7/15/32(a)(b) 132,000 136,914
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 140,000 145,815
6.75%, 3/1/33(a) 126,000 131,668
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 172,000 172,928
Standard Industries, Inc.
3.38%, 1/15/31(a) 75,000 68,948
4.38%, 7/15/30(a) 238,000 229,762
1,988,065
Face
Amount Value
Capital Markets (1.0%)
CI Financial Corp.
4.10%, 6/15/51 $ 50,000 $ 34,300
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 102,937 95,565
Focus Financial Partners LLC
6.75%, 9/15/31(a) 216,000 222,199
352,064
Chemicals (2.8%)
Avient Corp.
6.25%, 11/1/31(a) 60,000 61,708
7.13%, 8/1/30(a) 242,000 250,067
Celanese US Holdings LLC
7.20%, 11/15/33(b)(c) 198,000 209,344
7.38%, 2/15/34(b) 55,000 55,914
Olympus Water US Holding Corp.
7.25%, 2/15/33(a)(b) 200,000 201,170
WR Grace Holdings LLC
4.88%, 6/15/27(a) 181,000 180,668
958,871
Commercial Services & Supplies (2.2%)
Allied Universal Holdco LLC
6.88%, 6/15/30(a) 30,000 31,252
7.88%, 2/15/31(a) 65,000 68,541
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 131,000 123,981
Clean Harbors, Inc.
6.38%, 2/1/31(a) 65,000 67,015
GFL Environmental, Inc.
4.75%, 6/15/29(a)(b) 213,000 212,734
Reworld Holding Corp.
4.88%, 12/1/29(a) 115,000 110,642
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 150,000 157,616
771,781
Construction & Engineering (0.4%)
Arcosa, Inc.
6.88%, 8/15/32(a) 92,000 97,336
Artera Services LLC
8.50%, 2/15/31(a) 60,000 49,865
147,201
Consumer Finance (0.8%)
Azorra Finance Ltd.
7.25%, 1/15/31(a) 47,000 49,434
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(a) 201,000 214,302
263,736
Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a)(b) 237,000 235,320
5.88%, 2/15/28(a)(b) 47,000 47,340
Performance Food Group, Inc.
4.25%, 8/1/29(a) 205,000 201,186
6.13%, 9/15/32(a) 111,000 114,570

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (97.2%) (cont’d)
US Foods, Inc.
4.75%, 2/15/29(a) $ 103,000 $ 102,576
700,992
Containers & Packaging (1.4%)
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(a) 109,000 112,155
8.75%, 4/15/30(a)(b) 224,000 227,898
Toucan FinCo Ltd.
9.50%, 5/15/30(a)(b) 150,000 149,931
489,984
Distributors (1.2%)
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 186,000 190,446
7.75%, 3/15/31(a) 66,000 69,083
Windsor Holdings III LLC
8.50%, 6/15/30(a) 156,000 164,987
424,516
Diversified Consumer Services (1.6%)
Adtalem Global Education, Inc.
5.50%, 3/1/28(a) 140,000 140,178
Belron UK Finance plc
5.75%, 10/15/29(a) 255,000 260,536
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 149,000 157,766
558,480
Diversified Telecommunication Services (4.6%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,953
4.50%, 8/15/30(a) 365,000 343,893
4.75%, 3/1/30 - 2/1/32(a) 100,000 94,870
6.38%, 9/1/29(a) 192,000 194,736
Cipher Compute LLC
7.13%, 11/15/30(a)(b) 80,000 81,579
Level 3 Financing, Inc.
7.00%, 3/31/34(a) 18,333 18,908
Virgin Media Secured Finance plc
4.50%, 8/15/30(a) 400,000 371,740
Windstream Services LLC
7.50%, 10/15/33(a)(b) 263,000 269,827
8.25%, 10/1/31(a)(b) 8,000 8,406
WULF Compute LLC
7.75%, 10/15/30(a)(b) 172,000 177,333
1,573,245
Electric Utilities (5.2%)
Alpha Generation LLC
6.75%, 10/15/32(a)(b) 115,000 119,110
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 65,454
3.88%, 2/15/32(a) 176,000 165,278
5.75%, 1/15/34(a)(b) 132,000 133,412
6.00%, 2/1/33 - 1/15/36(a)(b) 85,000 86,571
6.25%, 11/1/34(a)(b) 100,000 102,795
10.25%, 3/15/28(a)(d)(e) 155,000 169,395
Face
Amount Value
Pattern Energy Operations LP
4.50%, 8/15/28(a) $ 169,000 $ 166,784
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 136,796
6.88%, 4/15/32(a) 105,000 110,658
VoltaGrid LLC
7.38%, 11/1/30(a)(b) 183,000 181,395
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 115,000 113,882
7.75%, 4/15/34(a)(b) 160,000 162,731
8.38%, 1/15/31(a)(b) 30,000 31,543
8.63%, 3/15/33(a) 30,000 31,581
1,777,385
Electronic Equipment, Instruments & Components (0.6%)
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 116,000 119,343
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 76,063
195,406
Energy Equipment & Services (1.1%)
Kodiak Gas Services LLC
6.50%, 10/1/33(a)(b) 61,000 62,326
6.75%, 10/1/35(a)(b) 15,000 15,430
Transocean International Ltd.
7.88%, 10/15/32(a) 84,000 88,127
8.75%, 2/15/30(a) 49,500 51,747
WBI Operating LLC
6.25%, 10/15/30(a)(b) 80,000 80,537
6.50%, 10/15/33(a) 45,000 44,854
Weatherford International Ltd.
6.75%, 10/15/33(a) 30,000 30,739
373,760
Entertainment (0.4%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 98,057
Warnermedia Holdings, Inc.
4.05%, 3/15/29 13,000 12,648
5.05%, 3/15/42 17,000 12,006
122,711
Financial Services (2.8%)
Block, Inc.
5.63%, 8/15/30(a) 188,000 191,920
6.00%, 8/15/33(a) 52,000 53,413
Rocket Cos., Inc.
6.13%, 8/1/30(a) 192,000 198,577
6.38%, 8/1/33(a) 70,000 73,071
Rocket Mortgage LLC
3.63%, 3/1/29(a) 170,000 164,324
Shift4 Payments LLC
6.75%, 8/15/32(a) 82,000 84,713
Stonebriar ABF Issuer LLC
8.13%, 12/15/30(a)(b) 99,000 101,966
UWM Holdings LLC
6.25%, 3/15/31(a) 78,000 77,913
945,897

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (97.2%) (cont’d)
Food Products (1.6%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) $ 140,000 $ 142,368
Pilgrim's Pride Corp.
3.50%, 3/1/32 214,000 197,873
Post Holdings, Inc.
6.25%, 2/15/32(a) 156,000 160,481
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 34,000 34,194
534,916
Gas Utilities (1.1%)
Ferrellgas LP
5.88%, 4/1/29(a) 104,000 100,020
9.25%, 1/15/31(a) 25,000 25,767
Superior Plus LP
4.50%, 3/15/29(a) 257,000 251,032
376,819
Ground Transportation (1.8%)
Avis Budget Car Rental LLC
8.38%, 6/15/32(a) 40,000 41,330
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 273,000 269,139
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30(a) 170,000 176,668
Watco Cos. LLC
7.13%, 8/1/32(a)(b) 135,000 141,462
628,599
Health Care Equipment & Supplies (1.8%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 239,000 237,888
Medline Borrower LP
5.25%, 10/1/29(a) 373,000 375,236
613,124
Health Care Providers & Services (6.0%)
Concentra Health Services, Inc.
6.88%, 7/15/32(a)(b) 152,000 159,152
Encompass Health Corp.
4.75%, 2/1/30 131,000 130,670
Global Medical Response, Inc.
7.38%, 10/1/32(a) 51,000 53,110
HealthEquity, Inc.
4.50%, 10/1/29(a) 245,000 240,993
Heartland Dental LLC
10.50%, 4/30/28(a) 42,000 44,091
LifePoint Health, Inc.
9.88%, 8/15/30(a) 171,000 184,328
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 410,000 377,885
6.25%, 1/15/33(a)(b) 103,000 105,095
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 184,496
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(f) 163,344 171,840
Face
Amount Value
Tenet Healthcare Corp.
4.38%, 1/15/30 $ 15,000 $ 14,730
5.13%, 11/1/27 77,000 77,436
5.50%, 11/15/32(a) 85,000 86,220
6.00%, 11/15/33(a)(b) 58,000 59,753
6.13%, 10/1/28 84,000 84,427
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 86,745
2,060,971
Health Care Technology (0.6%)
IQVIA, Inc.
6.25%, 6/1/32(a) 201,000 210,280
Hotels, Restaurants & Leisure (6.9%)
1011778 BC ULC
3.88%, 1/15/28(a) 189,000 186,486
4.00%, 10/15/30(a)(b) 294,000 280,339
Acushnet Co.
5.63%, 12/1/33(a)(b) 116,000 117,593
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 109,000 104,629
6.00%, 10/15/32(a) 63,000 61,312
6.50%, 2/15/32(a) 40,000 40,998
7.00%, 2/15/30(a) 112,000 116,046
Carnival Corp.
5.75%, 8/1/32(a) 156,000 160,295
Churchill Downs, Inc.
5.75%, 4/1/30(a) 247,000 249,550
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(a) 177,000 184,974
NCL Corp. Ltd.
6.75%, 2/1/32(a) 80,000 81,963
7.75%, 2/15/29(a) 218,000 232,198
NCL Finance Ltd.
6.13%, 3/15/28(a)(b) 115,000 118,642
Rivers Enterprise Lender LLC
6.25%, 10/15/30(a) 75,000 76,590
Voyager Parent LLC
9.25%, 7/1/32(a) 185,000 196,420
Yum! Brands, Inc.
3.63%, 3/15/31 172,000 162,898
2,370,933
Household Durables (1.4%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 112,465
Taylor Morrison Communities, Inc.
5.75%, 11/15/32(a) 84,000 86,480
TopBuild Corp.
4.13%, 2/15/32(a) 307,000 291,858
490,803
Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.00%, 2/1/31(a) 139,000 141,760
5.13%, 3/15/28(a) 74,000 74,118

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (97.2%) (cont’d)
Clearway Energy Operating LLC
3.75%, 2/15/31(a)(b) $ 27,000 $ 25,319
241,197
Insurance (4.3%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 67,000 69,140
7.00%, 1/15/31(a) 162,000 168,183
AmWINS Group, Inc.
6.38%, 2/15/29(a) 100,000 102,904
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)(b) 170,000 176,481
HUB International Ltd.
7.25%, 6/15/30(a) 179,000 188,036
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a)(b) 206,000 216,053
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 325,000 336,985
Ryan Specialty LLC
5.88%, 8/1/32(a) 213,000 217,773
1,475,555
Interactive Media & Services (0.2%)
Snap, Inc.
6.88%, 3/1/33(a) 78,000 80,889
IT Services (0.7%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 242,000 237,693
Life Sciences Tools & Services (0.5%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 180,000 184,204
Machinery (2.0%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 107,373
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 124,270
Esab Corp.
6.25%, 4/15/29(a) 154,000 158,538
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 129,000 139,306
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 175,000 172,401
701,888
Media (3.1%)
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/31(a)(b) 25,000 26,267
7.50%, 3/15/33(a) 10,000 10,571
7.88%, 4/1/30(a) 125,000 132,175
Discovery Communications LLC
3.63%, 5/15/30 26,000 23,969
4.13%, 5/15/29 16,000 15,475
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 77,062
EchoStar Corp.
10.75%, 11/30/29 69,000 76,354
Face
Amount Value
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) $ 201,000 $ 202,170
7.38%, 9/1/31(a) 30,000 31,675
Outfront Media Capital LLC
4.63%, 3/15/30(a) 144,000 140,934
Sinclair Television Group, Inc.
8.13%, 2/15/33(a)(b) 72,000 75,249
Stagwell Global LLC
5.63%, 8/15/29(a) 69,000 67,338
Univision Communications, Inc.
8.50%, 7/31/31(a)(b) 18,000 18,818
9.38%, 8/1/32(a)(b) 39,000 41,946
Versant Media Group, Inc.
7.25%, 1/30/31(a)(b) 123,000 126,967
1,066,970
Metals & Mining (3.4%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 75,000 82,635
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,508
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 101,000 105,131
7.50%, 9/15/31(a)(b) 165,000 174,184
7.63%, 1/15/34(a)(b) 55,000 57,518
Commercial Metals Co.
5.75%, 11/15/33(a) 25,000 25,578
6.00%, 12/15/35(a) 63,000 64,621
Compass Minerals International, Inc.
8.00%, 7/1/30(a)(b) 176,000 184,313
Eldorado Gold Corp.
6.25%, 9/1/29(a) 186,000 188,227
Hudbay Minerals, Inc.
4.50%, 4/1/26(a)(b) 69,000 69,285
6.13%, 4/1/29(a) 110,000 111,893
Novelis Corp.
3.88%, 8/15/31(a) 26,000 23,720
4.75%, 1/30/30(a) 40,000 38,668
1,181,281
Oil, Gas & Consumable Fuels (5.7%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 62,891
Civitas Resources, Inc.
8.63%, 11/1/30(a) 77,000 80,748
DBR Land Holdings LLC
6.25%, 12/1/30(a)(b) 70,000 71,645
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 114,081
Matador Resources Co.
6.50%, 4/15/32(a) 67,000 67,993
NGL Energy Operating LLC
8.13%, 2/15/29(a)(b) 21,000 21,811
8.38%, 2/15/32(a)(b) 133,000 137,817
Permian Resources Operating LLC
5.88%, 7/1/29(a) 145,000 146,327
6.25%, 2/1/33(a) 40,000 41,050
Plains All American Pipeline LP
8.22%, 11/15/74(d)(e) 91,000 91,328

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (97.2%) (cont’d)
SM Energy Co.
7.00%, 8/1/32(a) $ 45,000 $ 44,267
Sunoco LP
4.50%, 4/30/30 161,000 157,335
4.63%, 5/1/30(a) 150,000 145,815
5.88%, 3/15/34(a) 70,000 70,027
7.25%, 5/1/32(a) 95,000 100,510
7.88%, 9/18/30(a)(d)(e) 245,000 251,870
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 101,000 98,508
5.00%, 1/31/28(a) 89,000 88,966
Venture Global LNG, Inc.
8.38%, 6/1/31(a) 101,000 100,496
9.00%, 9/30/29(a)(d)(e) 22,000 17,390
9.50%, 2/1/29(a) 20,000 20,742
9.88%, 2/1/32(a) 5,000 5,168
Vital Energy, Inc.
7.88%, 4/15/32(a) 2,000 1,972
9.75%, 10/15/30 31,000 32,641
1,971,398
Passenger Airlines (0.6%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 185,000 176,196
9.50%, 6/1/28(a) 17,000 17,645
193,841
Personal Care Products (1.2%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 120,019
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 200,000 191,378
Prestige Brands, Inc.
3.75%, 4/1/31(a) 125,000 117,188
428,585
Pharmaceuticals (2.0%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 200,000 208,153
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a) 188,000 198,821
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 99,000 104,761
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 223,000 168,933
680,668
Professional Services (0.8%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 86,000 90,703
CACI International, Inc.
6.38%, 6/15/33(a) 52,000 53,868
Science Applications International Corp.
5.88%, 11/1/33(a) 40,000 40,578
VT Topco, Inc.
8.50%, 8/15/30(a) 85,000 89,177
274,326
Face
Amount Value
Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) $ 137,000 $ 137,814
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 141,000 138,474
Software (1.4%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 129,000 130,774
9.00%, 9/30/29(a) 121,000 126,106
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 84,149
Open Text Corp.
3.88%, 2/15/28(a) 63,000 61,865
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 67,104
469,998
Specialty Retail (5.9%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 149,000 146,589
5.00%, 2/15/32(a) 14,000 13,613
Bath & Body Works, Inc.
6.75%, 7/1/36(b) 40,000 39,752
6.88%, 11/1/35(b) 93,000 94,182
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 74,024
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 248,000 243,255
6.38%, 1/15/30(a) 89,000 91,747
LBM Acquisition LLC
9.50%, 6/15/31(a) 103,000 107,500
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 236,000 232,679
Lithia Motors, Inc.
3.88%, 6/1/29(a) 301,000 291,256
4.38%, 1/15/31(a) 92,000 88,483
Park River Holdings, Inc.
8.00%, 3/15/31(a) 115,000 119,066
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 184,000 180,750
4.88%, 11/15/31(a) 134,000 129,996
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 66,409
Valvoline, Inc.
3.63%, 6/15/31(a) 112,000 103,024
2,022,325
Technology Hardware, Storage & Peripherals (1.0%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a)(b) 169,000 180,266
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(a) 84,000 89,396
9.63%, 12/1/32(a) 80,000 90,867
360,529

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (97.2%) (cont’d)
Textiles, Apparel & Luxury Goods (1.1%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(b)(f) $ 300,000 $ 316,161
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 57,378
373,539
Trading Companies & Distributors (1.9%)
Herc Holdings, Inc.
5.75%, 3/15/31(a)(b) 51,000 51,788
6.00%, 3/15/34(a)(b) 15,000 15,209
7.00%, 6/15/30(a)(b) 95,000 100,037
7.25%, 6/15/33(a) 35,000 37,134
Imola Merger Corp.
4.75%, 5/15/29(a) 184,000 181,766
WESCO Distribution, Inc.
6.38%, 3/15/29 - 3/15/33(a) 129,000 134,422
6.63%, 3/15/32(a) 33,000 34,499
7.25%, 6/15/28(a) 108,000 109,629
664,484
Transportation Infrastructure (0.3%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 101,708
Total Fixed Income Securities
(Cost $32,362,798)
33,444,152
–
Shares
Short-Term Investments ( 15 .1% )
Investment Company ( 1 .2% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(g)
(Cost $412,023)
412,023 412,023
Security held as Collateral on Loaned Securities ( 13 .9% )
Investment Company (13.9%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(g)
(Cost $4,793,849)
4,793,849 4,793,849
Total Short-Term Investments
(Cost $5,205,872)
5,205,872
Total Investments ( 112 .3% )
( Cost $ 37,568,670 ) including
$ 5,242,490 of Securities Loaned (h) 38,650,024
Liabilities in Excess of Other Assets (-12.3%)
(4,231,519)
Net Assets (100.0%) $34,418,505
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 5,242,490 and $ 5,443,546 , respectively. The Fund received cash collateral of $ 4,793,849 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 649,697 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(e) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $302 relating to the Fund’s investment in the Liquidity Fund.
(h) At December 31, 2025, the aggregate cost for federal income tax purposes is $37,568,670. The aggregate gross unrealized
appreciation is $1,106,947 and the aggregate gross unrealized depreciation is $25,593, resulting in net unrealized appreciation of
$1,081,354.
PIK Payment-in-Kind

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Consumer Discretionary 19 .6%
Industrials 19 .5
Health Care 11 .1
Other** 10 .6
Financials 9 .0
Communication Services 8 .4
Materials 7 .8
Utilities 7 .1
Energy 6 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (107.9%)
Asset-Backed Securities ( 14 .7% )
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.50%, 7/15/37(a)(b) $ 1,110,000 $ 1,117,110
2025-1A
CME Term SOFR 3 Month + 3.65%,
7.53%, 4/20/38(a)(b) 740,000 745,238
2025-1A
CME Term SOFR 3 Month + 4.60%,
8.48%, 4/20/38(a)(b) 1,110,000 1,094,204
Battalion CLO XXV Ltd.,
2024-25A
CME Term SOFR 3 Month + 4.35%,
8.23%, 3/13/37(a)(b) 1,110,000 1,115,934
Bayview Financial Revolving Asset
Trust,
2005-A
CME Term SOFR 1 Month + 1.11%,
4.84%, 2/28/40(a)(b) 764,160 745,958
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 4.50%,
8.40%, 7/15/37(a)(b) 740,000 744,986
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.83%, 7/22/37(a)(b) 1,000,000 1,004,238
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.70%, 4/15/38(a)(b) 1,110,000 1,111,674
2024-22A
CME Term SOFR 3 Month + 4.30%,
8.20%, 4/15/37(a)(b) 1,110,000 1,116,818
Cascade Funding Mortgage Trust,
2022-AB2
2.00%, 2/25/52(a)(b) 799,736 764,046
CFMT LLC,
2024-HB13
3.00%, 5/25/34(a)(b) 1,160,000 1,108,151
ECAF I Ltd.,
2015-1A
4.95%, 6/15/40(b) 521,531 483,739
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.73%, 10/18/37(a)(b) 1,110,000 1,116,489
Elmwood CLO 40 Ltd.,
2025-3A
CME Term SOFR 3 Month + 5.25%,
9.13%, 3/22/38(a)(b) 1,110,000 1,123,495
Elmwood CLO VIII Ltd.,
2021-1A
CME Term SOFR 3 Month + 3.80%,
7.68%, 4/20/37(a)(b) 740,000 743,681
Face
Amount Value
Empower CLO Ltd.,
2024-1A
CME Term SOFR 3 Month + 3.75%,
7.61%, 4/25/37(a)(b) $ 1,110,000 $ 1,115,947
FMC GMSR Issuer Trust,
2022-GT1
7.17%, 4/25/27(b) 2,960,000 2,978,522
GAIA Aviation Ltd.,
2019-1
7.00%, 12/15/44(b)(c) 2,157,499 1,902,463
Galaxy 33 CLO Ltd.,
2024-33A
CME Term SOFR 3 Month + 3.55%,
7.43%, 4/20/37(a)(b) 740,000 742,065
Golub Capital Partners CLO 72 B
Ltd.,
2024-72A
CME Term SOFR 3 Month + 4.00%,
7.86%, 4/25/37(a)(b) 1,110,000 1,117,370
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
7.32%, 10/25/50(a)(b) 886,541 918,658
2024-1
SOFR30A + 2.25%,
6.25%, 12/25/51(a)(b) 1,931,030 1,953,364
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
7.15%, 10/15/37(a)(b) 1,110,000 1,114,160
LoanMe Trust Prime,
2018-1
6.00%, 9/15/34(b)(c) 246,158 245,820
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.03%, 7/18/37(a)(b) 1,110,000 1,116,340
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.05%, 7/15/36(a)(b) 740,000 741,398
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.80%, 7/15/36(a)(b) 740,000 741,477
METAL LLC,
2017-1
4.58%, 10/15/42(b) 567,695 397,369
Newtek Small Business Loan Trust,
2021-1
US Prime Rate + 0.10%,
6.85%, 12/25/48(a)(b) 286,130 286,063
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(b)(c) 1,979,780 2,016,813
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.58%, 7/20/37(a)(b) 920,000 924,001

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (14.7%) (cont’d)
Oakwood Mortgage Investors, Inc.,
2001-C
7.40%, 6/15/31(a) $ 2,828,359 $ 185,550
OCP CLO Ltd.,
2022-24A
CME Term SOFR 3 Month + 4.40%,
8.28%, 10/20/37(a)(b) 740,000 746,641
2024-32A
CME Term SOFR 3 Month + 3.75%,
7.61%, 4/23/37(a)(b) 1,110,000 1,116,868
Palmer Square CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 3.90%,
7.78%, 4/18/37(a)(b) 1,110,000 1,115,691
2023-2A
CME Term SOFR 3 Month + 6.40%,
10.28%, 7/20/38(a)(b) 740,000 746,688
ReadyCap Lending Small Business
Loan Trust,
2023-3
US Prime Rate + 0.07%,
6.82%, 4/25/48(a)(b) 1,068,209 1,084,033
RMF Buyout Issuance Trust,
2021-HB1
3.69%, 11/25/31(a)(b) 890,000 853,668
2021-HB1
6.00%, 11/25/31(a)(b) 2,000,000 1,908,927
2021-HB1
6.00%, 11/25/31(a)(b) 2,554,530 2,297,888
2022-HB1
4.50%, 4/25/32(a)(b) 2,960,000 2,584,942
Saluda Grade Alternative Mortgage
Trust,
2025-NPL1
7.12%, 1/25/30(b)(c) 1,966,606 1,979,401
Shenton Aircraft Investment I Ltd.,
2015-1A
4.75%, 10/15/42(b) 1,137,387 1,108,424
Start II Ltd.,
2019-1
4.09%, 3/15/44(b) 430,019 429,026
TICP CLO VI Ltd.,
2016-6A
CME Term SOFR 3 Month + 6.51%,
10.42%, 1/15/34(a)(b) 740,000 744,322
Trinitas CLO VI Ltd.,
2017-6A
CME Term SOFR 3 Month + 4.01%,
7.87%, 1/25/34(a)(b) 740,000 741,487
2017-6A
CME Term SOFR 3 Month + 7.08%,
10.94%, 1/25/34(a)(b) 740,000 693,855
50,785,002
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 17 .3% )
FHLMC Gold Pool, 30 Year
6.50%, 10/1/32 462 487
Face
Amount Value
GNMA I, Single Family, 30 Year
8.00%, 1/15/30 - 5/15/30 $ 1,056 $ 1,089
GNMA II, Single Family, 30 Year
5.00%, 1/15/56, TBA 2,200,000 2,195,009
6.00%, 8/20/53 2,685,938 2,802,126
UMBS, 30 Year
5.50%, 7/1/55 2,928,006 2,971,141
6.50%, 5/1/28 - 1/1/32 7,719 8,046
7.00%, 11/1/32 1,528 1,608
UMBS, Single Family, 30 Year
5.00%, 1/25/56, TBA 2,000,000 1,995,313
5.50%, 1/25/56, TBA 49,200,000 49,893,796
59,868,615
Commercial Mortgage-Backed Securities ( 35 .1% )
Banna RMBS DAC
SONIA + 3.50%,
7.22%, 12/30/63(a) GBP 590,000 756,487
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 2.36%,
6.32%, 12/25/37(a)(b) $ 1,625,375 1,461,438
BX Trust
CME Term SOFR 1 Month + 3.05%,
7.01%, 12/15/42(a)(b) 750,000 756,141
Cascade Funding Mortgage Trust
3.00%, 3/25/35(a)(b) 2,220,000 2,089,483
CFMT LLC
3.00%, 6/25/34(a)(b) 2,960,000 2,734,781
Champs Trust
7.41%, 4/25/60(a)(b) 2,048,502 2,132,559
8.46%, 7/25/59(a)(b) 2,162,116 2,230,387
9.60%, 11/25/59(a)(b) 1,776,393 1,839,558
Citigroup Commercial Mortgage Trust
3.50%, 12/10/41(a)(b) 670,000 585,079
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.65%, 11/2/54(a) EUR 1,306,779 1,456,762
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.26%, 8/2/50(a) 361,027 399,251
FHLMC, Multifamily Structured Pass-
Through Certificates
IO REMIC
2.63%, 1/25/49(a) $ 5,170,000 588,023
3.07%, 11/25/36(a) 4,750,000 1,090,229
4.33%, 11/25/55(a) 7,335,941 1,726,410
FHLMC, REMIC
5.50%, 6/25/54 2,093,581 2,103,034
SOFR30A + 21.06%,
8.16%, 8/25/55(a)(d) 3,718,635 3,868,004
SOFR30A + 30.53%,
9.22%, 12/25/55(a)(d) 2,983,220 3,292,414
FNMA, REMIC
5.50%, 3/25/55 2,093,581 2,106,462
IO REMIC
1.63%, 3/25/44(a) 152,287 9,347
1.90%, 10/25/39(a) 294,569 16,770
SOFR30A + 6.44%,
2.56%, 8/25/41(a)(d) 18,271 246

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (35.1%) (cont’d)
FREMF Mortgage Trust
SOFR30A + 5.36%,
9.37%, 7/25/26(a)(b) $ 188,652 $ 10,658
GMAC Financiera SA de CV Sociedad
Financiera de Objeto Ltdo
3.99%, 3/25/36 MXN 10,373,805 960,857
GNMA
6.00%, 10/20/55 $ 4,359,554 4,347,919
6.50%, 9/20/55 3,557,184 3,560,274
6.50%, 11/20/55 7,934,306 7,940,913
SOFR30A + 3.30%,
7.22%, 4/20/55(a) 2,523,991 2,574,801
SOFR30A + 26.40%,
7.60%, 10/20/55(a)(d) 997,275 1,034,945
SOFR30A + 29.98%,
8.06%, 11/20/55(a)(d) 6,000,000 6,638,179
SOFR30A + 22.73%,
8.37%, 10/20/52(a)(d) 2,265,182 2,380,046
SOFR30A + 25.60%,
8.40%, 6/20/55(a)(d) 4,861,969 5,062,491
SOFR30A + 21.30%,
8.40%, 6/20/55(a)(d) 2,937,366 3,070,643
SOFR30A + 21.30%,
8.40%, 6/20/55(a)(d) 9,791,219 10,262,439
SOFR30A + 21.30%,
8.40%, 7/20/55(a)(d) 4,908,186 5,130,526
SOFR30A + 21.30%,
8.40%, 7/20/55(a)(d) 4,902,031 4,939,867
IO REMIC
CME Term SOFR 1 Month + 6.14%,
2.40%, 12/20/42(a)(d) 449,069 49,835
Great Hall Mortgages No. 1 plc
SONIA + 3.12%,
6.85%, 6/18/38(a) GBP 1,030,000 1,364,538
GSR Mortgage Loan Trust
5.50%, 3/25/35 $ 564,256 504,086
Harvest Commercial Capital Loan
Trust
5.96%, 4/25/52(a)(b) 1,850,000 1,727,742
6.34%, 9/25/46(a)(b) 1,110,000 1,077,177
JPMBB Commercial Mortgage
Securities Trust
4.04%, 9/15/47(a)(b) 136,000 126,102
Merrill Lynch Mortgage Investors Trust
IO
0.09%, 2/25/36(a)(b) 945,193 10
Mortgage Funding plc
SONIA + 3.32%,
7.05%, 3/13/46(a) GBP 1,480,000 2,001,502
Mortgage Subordinate Trust
0.00%, 11/29/28(a) $ 1,810,000 1,589,354
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(a) GBP 395,129 521,290
Onity Loan Investment Trust
5.00%, 8/25/37(a)(b) $ 1,100,000 1,060,492
PRPM LLC
4.00%, 5/25/54(b)(c) 1,145,000 1,066,293
Face
Amount Value
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.12%, 5/25/47(a) $ 523,271 $ 468,647
RMF Buyout Issuance Trust
3.63%, 10/25/50(a)(b) 2,590,000 2,258,238
6.00%, 10/25/50(b) 9,498,603 7,577,244
RMF Proprietary Issuance Trust
3.75%, 6/25/62(a)(b) 2,220,000 2,003,657
ROCK Trust
8.82%, 11/13/41(b) 1,500,000 1,600,265
Saluda Grade Alternative Mortgage
Trust
7.50%, 5/25/50(a)(b) 1,850,000 1,898,337
SG Commercial Mortgage Securities
Trust
3.48%, 9/15/39(a)(b) 2,220,000 1,902,740
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(a)(b) 499,539 443,165
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.21%, 12/28/50(a) EUR 1,057,625 1,151,064
VCC Trust
8.16%, 5/25/55(b)(c) $ 1,552,596 1,545,123
121,094,324
Corporate Bonds ( 25 .0% )
Automobile Components (0.8%)
Clarios Global LP
6.75%, 9/15/32(b) 265,000 274,961
IHO Verwaltungs GmbH
6.75%, 11/15/29(e) EUR 565,700 704,769
JB Poindexter & Co., Inc.
8.75%, 12/15/31(b) $ 800,000 838,981
Patrick Industries, Inc.
6.38%, 11/1/32(b) 747,000 767,026
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29(b) 586,000 253,996
2,839,733
Banks (0.7%)
Banco Mercantil del Norte SA
8.38%, 5/20/31(a)(b)(f) 495,000 520,369
Riyad Sukuk Ltd.
6.21%, 7/14/35(a) 550,000 563,685
Saudi Awwal Bank
5.95%, 9/4/35(a) 560,000 567,834
SNB Funding Ltd.
6.00%, 6/24/35(a) 550,000 566,659
2,218,547
Biotechnology (0.2%)
Grifols SA
7.50%, 5/1/30 EUR 670,000 829,231
Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
0.50%, 6/1/31 $ 300,000 466,650

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (25.0%) (cont’d)
Building Products (0.6%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(b) $ 632,000 $ 667,252
CP Atlas Buyer, Inc.
9.75%, 7/15/30(b) 522,000 541,165
Masterbrand, Inc.
7.00%, 7/15/32(b) 738,000 765,476
1,973,893
Capital Markets (0.5%)
Focus Financial Partners LLC
6.75%, 9/15/31(b) 594,000 611,047
Hightower Holding LLC
6.75%, 4/15/29(b) 712,000 709,940
Sherwood Financing plc
7.63%, 12/15/29 EUR 450,000 515,480
1,836,467
Chemicals (1.0%)
ASK Chemicals Deutschland Holding
GmbH
10.00%, 11/15/29 240,000 279,245
Braskem Idesa SAPI
6.99%, 2/20/32(g) $ 435,000 252,572
Braskem Netherlands Finance BV
4.50%, 1/10/28 - 1/31/30 1,238,000 489,000
Celanese US Holdings LLC
7.20%, 11/15/33(c) 605,000 639,661
7.38%, 2/15/34 93,000 94,546
Cerdia Finanz GmbH
9.38%, 10/3/31(b) 425,000 441,469
Olympus Water US Holding Corp.
6.13%, 2/15/33(b) EUR 1,155,000 1,351,040
3,547,533
Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) $ 1,027,000 1,011,211
Biffa Group Holdings Ltd.
5.25%, 6/15/31 EUR 225,000 264,317
7.38%, 6/15/31 GBP 370,000 504,286
1,779,814
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) $ 541,540 450,069
Consumer Finance (0.4%)
Azorra Finance Ltd.
7.25%, 1/15/31(b) 468,000 492,237
Ford Motor Credit Co. LLC
7.35%, 3/6/30 386,000 414,447
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(b) 526,000 560,810
1,467,494
Consumer Staples Distribution & Retail (0.2%)
Boots Group Finco LP
5.38%, 8/31/32 EUR 675,000 821,070
Face
Amount Value
Containers & Packaging (0.7%)
Ardagh Group SA
9.50%, 12/1/30(b) $ 350,000 $ 379,943
Ardagh Metal Packaging Finance USA
LLC
3.00%, 9/1/29 EUR 355,000 397,372
5.00%, 1/30/31 175,000 208,115
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(b) $ 625,000 643,090
8.75%, 4/15/30(b) 539,000 548,381
Toucan FinCo Ltd.
8.25%, 5/15/30 EUR 320,000 363,659
2,540,560
Diversified Consumer Services (0.3%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(b) $ 855,000 905,300
Diversified Telecommunication Services (1.3%)
British Telecommunications plc
6.38%, 12/3/55(a) GBP 570,000 786,940
CCO Holdings LLC
4.50%, 8/15/30(b) $ 782,000 736,778
Fibercop SpA
5.13%, 6/30/32 EUR 830,000 994,056
Level 3 Financing, Inc.
7.00%, 3/31/34(b) $ 205,000 211,431
Total Play Telecomunicaciones SA
de CV
11.13%, 12/31/32(b) 572,700 550,823
Windstream Services LLC
7.50%, 10/15/33(b) 508,000 521,187
8.25%, 10/1/31(b) 34,000 35,724
WULF Compute LLC
7.75%, 10/15/30(b) 530,000 546,434
4,383,373
Electric Utilities (1.1%)
California Buyer Ltd.
5.63%, 2/15/32 EUR 490,000 589,593
Leeward Renewable Energy
Operations LLC
4.25%, 7/1/29(b) $ 759,000 726,008
VoltaGrid LLC
7.38%, 11/1/30(b) 847,000 839,573
XPLR Infrastructure Operating
Partners LP
7.75%, 4/15/34(b) 101,000 102,724
8.38%, 1/15/31(b) 723,000 760,188
8.63%, 3/15/33(b) 659,000 693,729
3,711,815
Energy Equipment & Services (0.5%)
Transocean International Ltd.
8.75%, 2/15/30(b) 628,500 657,026
WBI Operating LLC
6.50%, 10/15/33(b) 638,000 635,925

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (25.0%) (cont’d)
Yinson Boronia Production BV
8.95%, 7/31/42(b) $ 328,665 $ 358,802
1,651,753
Financial Services (1.1%)
Cuenca Dpr
0.00%, 12/15/26 1,875,000 1,875,000
Rocket Cos., Inc.
6.38%, 8/1/33(b) 519,000 541,768
Rocket Mortgage LLC
4.00%, 10/15/33(b) 425,000 395,172
Stonebriar ABF Issuer LLC
8.13%, 12/15/30(b) 648,000 667,414
United Wholesale Mortgage LLC
5.50%, 4/15/29(b) 259,000 257,469
3,736,823
Food Products (0.4%)
Chobani LLC
7.63%, 7/1/29(b) 743,000 775,968
La Doria SpA
5.45%, 12/30/30(a) EUR 600,000 713,417
1,489,385
Gas Utilities (0.2%)
Superior Plus LP
4.50%, 3/15/29(b) $ 794,000 775,562
Ground Transportation (0.5%)
Edge Finco plc
8.13%, 8/15/31 GBP 836,000 1,201,767
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30(b) $ 615,000 639,122
1,840,889
Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Netherlands BV and
Bausch & Lomb, Inc.
5.87%, 1/15/31(a) EUR 595,000 711,724
Health Care Providers & Services (0.4%)
Global Medical Response, Inc.
7.38%, 10/1/32(b) $ 107,000 111,428
Heartland Dental LLC
10.50%, 4/30/28(b) 72,000 75,584
LifePoint Health, Inc.
9.88%, 8/15/30(b) 659,000 710,364
Surgery Center Holdings, Inc.
7.25%, 4/15/32(b) 83,000 84,056
Team Health Holdings, Inc.
8.38%, 6/30/28(b) 437,000 443,059
1,424,491
Health Care Technology (0.2%)
IQVIA, Inc.
6.25%, 6/1/32(b) 755,000 789,857
Hotels, Restaurants & Leisure (0.6%)
Acushnet Co.
5.63%, 12/1/33(b) 281,000 284,860
Face
Amount Value
Intralot Capital Luxembourg SA
6.75%, 10/15/31 EUR 350,000 $ 410,317
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(b) $ 524,000 547,607
Voyager Parent LLC
9.25%, 7/1/32(b) 674,000 715,607
Waga Bondco Ltd.
8.50%, 6/15/30 GBP 140,000 173,549
2,131,940
Household Durables (0.4%)
Dream Finders Homes, Inc.
6.88%, 9/15/30(b) $ 176,000 177,112
New Home Co., Inc. (The)
8.50%, 11/1/30(b) 371,000 382,540
9.25%, 10/1/29(b) 295,000 308,250
TopBuild Corp.
4.13%, 2/15/32(b) 686,000 652,165
1,520,067
Independent Power and Renewable Electricity Producers
(0.3%)
TransAlta Corp.
5.88%, 2/1/34 105,000 105,786
Zorlu Enerji Elektrik Uretim A/S
11.00%, 4/23/30 1,000,000 866,598
972,384
Insurance (0.6%)
Alliant Holdings Intermediate LLC
7.38%, 10/1/32(b) 609,000 632,215
Asurion LLC and Asurion Co-Issuer,
Inc.
8.00%, 12/31/32(b) 263,000 273,027
Galaxy Bidco Ltd.
8.13%, 12/19/29 GBP 200,000 284,130
Panther Escrow Issuer LLC
7.13%, 6/1/31(b) $ 709,000 735,147
1,924,519
IT Services (0.9%)
Almaviva-The Italian Innovation Co.
SpA
5.00%, 10/30/30 EUR 585,000 694,642
Arches Buyer, Inc.
4.25%, 6/1/28(b) $ 990,000 972,381
Atos SE
9.36%, 12/18/29(c) EUR 595,000 802,564
United Group BV
5.25%, 2/1/30 465,000 546,094
3,015,681
Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(b) $ 137,000 140,200
Machinery (0.6%)
Calderys Financing LLC
11.25%, 6/1/28(b) 667,000 709,086
Dynamo Newco II GmbH
6.25%, 10/15/31 EUR 500,000 600,001

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (25.0%) (cont’d)
New Flyer Holdings, Inc.
9.25%, 7/1/30(b) $ 526,000 $ 568,023
1,877,110
Media (1.0%)
EchoStar Corp.
10.75%, 11/30/29 699,000 773,500
McGraw-Hill Education, Inc.
7.38%, 9/1/31(b) 603,000 636,661
Sinclair Television Group, Inc.
8.13%, 2/15/33(b) 643,000 672,012
Summer BidCo BV
10.75% PIK,
10.00%, 2/15/29(e) EUR 225,000 264,439
Univision Communications, Inc.
8.50%, 7/31/31(b) $ 49,000 51,227
9.38%, 8/1/32(b) 526,000 565,728
Versant Media Group, Inc.
7.25%, 1/30/31(b) 353,000 364,386
3,327,953
Metals & Mining (0.9%)
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(b) 538,000 560,006
7.63%, 1/15/34(b) 114,000 119,219
First Quantum Minerals Ltd.
8.00%, 3/1/33(b) 597,000 638,311
Samarco Mineracao SA
9.50% PIK,
9.50%, 6/30/31(e) 1,374,713 1,393,479
WE Soda Investments Holding plc
9.50%, 10/6/28 304,000 307,571
3,018,586
Office REITs (0.1%)
Alstria Office AG
4.25%, 10/15/29 EUR 200,000 232,726
Oil, Gas & Consumable Fuels (1.4%)
Azule Energy Finance plc
8.13%, 1/23/30 $ 965,000 967,219
Civitas Resources, Inc.
8.63%, 11/1/30(b) 333,000 349,209
DBR Land Holdings LLC
6.25%, 12/1/30(b) 124,000 126,914
Global Partners LP
7.13%, 7/1/33(b) 737,000 753,323
NGL Energy Operating LLC
8.13%, 2/15/29(b) 456,000 473,597
Raizen Fuels Finance SA
6.25%, 7/8/32 200,000 168,250
6.70%, 2/25/37 442,000 357,790
Sunoco LP
5.88%, 3/15/34(b) 98,000 98,037
7.88%, 9/18/30(a)(b)(f) 789,000 811,124
Tullow Oil plc
10.25%, 5/15/26 236,000 172,280
Venture Global LNG, Inc.
8.38%, 6/1/31(b) 437,000 434,818
Face
Amount Value
9.00%, 9/30/29(a)(b)(f) $ 194,000 $ 153,349
4,865,910
Paper & Forest Products (0.1%)
Fiber Midco SpA
10.75% PIK,
10.75%, 6/15/29(e) EUR 250,000 223,961
WEPA Hygieneprodukte GmbH
4.50%, 11/30/32 200,000 236,047
460,008
Passenger Airlines (0.8%)
Avianca Midco 2 plc
9.00%, 12/1/28(b) $ 605,442 610,988
9.63%, 2/14/30(b) 617,000 619,530
Gol Finance, Inc.
14.38%, 6/6/30(b) 785,000 805,606
VistaJet Malta Finance plc
6.38%, 2/1/30(b) 613,000 583,826
2,619,950
Personal Care Products (0.2%)
Perrigo Finance Unlimited Co.
5.38%, 9/30/32 EUR 450,000 539,481
Pharmaceuticals (0.4%)
1261229 BC Ltd.
10.00%, 4/15/32(b) $ 549,000 571,381
Teva Pharmaceutical Finance
Netherlands II BV
4.13%, 6/1/31 EUR 714,000 853,193
1,424,574
Professional Services (0.4%)
Amentum Holdings, Inc.
7.25%, 8/1/32(b) $ 910,000 959,758
VT Topco, Inc.
8.50%, 8/15/30(b) 259,000 271,728
1,231,486
Real Estate Management & Development (0.6%)
Alexandrite Lake Lux Holdings SARL
6.75%, 7/30/30 EUR 430,000 514,431
Banco Actinver SA
4.80%, 12/18/32(b) $ 1,070,850 835,263
Longfor Group Holdings Ltd.
3.95%, 9/16/29 698,000 548,612
1,898,306
Software (0.8%)
AthenaHealth Group, Inc.
6.50%, 2/15/30(b) 970,000 967,905
Cloud Software Group, Inc.
6.50%, 3/31/29(b) 997,000 1,010,707
IPD 3 BV
5.50%, 6/15/31 EUR 465,000 553,830
TeamSystem SpA
5.53%, 7/31/31(a) 295,000 350,098
2,882,540

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (25.0%) (cont’d)
Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
5.00%, 2/15/32(b) $ 413,000 $ 401,596
CD&R Firefly Bidco plc
8.63%, 4/30/29 GBP 460,000 651,149
LBM Acquisition LLC
9.50%, 6/15/31(b) $ 683,000 712,840
Park River Holdings, Inc.
8.00%, 3/15/31(b) 395,000 408,967
PetSmart LLC
7.50%, 9/15/32(b) 357,000 363,743
10.00%, 9/15/33(b) 285,000 293,860
Sonic Automotive, Inc.
4.63%, 11/15/29(b) 418,000 410,618
Specialty Building Products Holdings
LLC
7.75%, 10/15/29(b) 316,000 308,606
White Cap Supply Holdings LLC
7.38%, 11/15/30(b) 372,000 386,234
3,937,613
Textiles, Apparel & Luxury Goods (0.5%)
Beach Acquisition Bidco LLC
5.25%, 7/15/32 EUR 694,000 832,302
10.75% PIK,
10.00%, 7/15/33(b)(e) $ 764,000 830,975
1,663,277
Trading Companies & Distributors (0.2%)
Herc Holdings, Inc.
5.75%, 3/15/31(b) 38,000 38,587
6.00%, 3/15/34(b) 75,000 76,046
7.00%, 6/15/30(b) 373,000 392,777
7.25%, 6/15/33(b) 280,000 297,073
804,483
Transportation Infrastructure (0.3%)
Seaspan Corp.
5.50%, 8/1/29(b) 1,181,000 1,122,591
Wireless Telecommunication Services (0.7%)
Digicel International Finance Ltd.
8.63%, 8/1/32(b) 420,000 436,074
Veon Midco BV
3.38%, 11/25/27 1,084,000 1,030,554
Vmed O2 UK Financing I plc
4.00%, 1/31/29 GBP 400,000 512,641
4.75%, 7/15/31(b) $ 542,000 500,808
2,480,077
86,283,495
Sovereign ( 15 .8% )
Angola Government Bond
8.75%, 4/14/32 720,000 702,438
9.13%, 11/26/49 650,000 558,688
9.24%, 1/15/31 537,000 540,872
9.38%, 5/8/48 835,000 736,548
9.88%, 10/15/35 1,433,000 1,419,891
Face
Amount Value
Sovereign (15.8%) (continued)
Benin Government Bond
4.95%, 1/22/35 EUR 907,000 $ 993,065
6.88%, 1/19/52 346,000 369,896
Brazil Notas do Tesouro Nacional
6.00%, 5/15/35(a) BRL 2,000,000 1,539,517
Ecuador Government Bond
0.00%, 7/31/30(h) $ 1,162,874 991,641
6.90%, 7/31/30(c) 1,494,313 1,478,638
Egypt Government Bond
19.95%, 7/8/30 EGP 154,174,000 3,347,930
Ethiopia Government Bond
6.63%, 12/11/24 $ 2,300,000 2,474,718
Israel Government Bond
3.80%, 5/13/60 1,199,000 812,186
5.75%, 3/12/54 370,000 356,683
Lebanon Government Bond
7.00%, 3/20/28(g) 4,250,000 998,750
Mexican Bonos
8.50%, 11/18/38 MXN 50,426,400 2,628,352
Montenegro Government Bond
4.88%, 4/1/32(b) EUR 1,140,000 1,356,531
New Zealand Government Inflation
Linked Bond
3.25%, 9/20/50(a) NZD 2,423,799 1,436,285
Peru Government Bond
6.15%, 8/12/32 PEN 6,300,000 2,023,171
6.85%, 8/12/35(b) 13,659,000 4,375,625
Petroleos de Venezuela SA
5.38%, 4/12/27(g) $ 617,700 144,851
5.50%, 4/12/37(g) 427,600 100,058
6.00%, 10/28/22(g) 1,000,200 205,041
6.00%, 5/16/24(g) 1,119,021 262,410
8.50%, 10/27/20(g) 464,500 471,467
9.00%, 11/17/21(g) 267,100 68,378
9.75%, 5/17/35(g) 97,700 25,402
12.75%, 2/17/22(g) 814,000 231,990
Petroleos del Peru SA
5.63%, 6/19/47 986,000 627,784
Petroleos Mexicanos
2.75%, 4/21/27 EUR 1,019,000 1,183,086
Poland Government Bond
2.00%, 8/25/36 PLN 2,700,000 736,531
Republic of Albania
4.75%, 2/14/35(b) EUR 1,950,000 2,324,031
Romania Government Bond
2.63%, 12/2/40 1,415,000 1,102,704
6.13%, 10/7/37 1,319,000 1,561,962
6.50%, 10/7/45 787,000 923,490
6.75%, 7/11/39 937,000 1,146,333
South Africa Government Bond
8.75%, 1/31/44 ZAR 47,768,000 2,761,684
Suriname Government Bond
7.70%, 11/6/30(b) $ 1,041,000 1,076,134
8.50%, 11/6/35(b) 2,437,000 2,641,099
Turkiye Government Bond
26.20%, 10/5/33 TRY 30,572,204 693,152
27.70%, 9/27/34 121,316,408 2,883,143

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Sovereign (15.8%) (continued)
Ukraine Government Bond
0.00%, 2/1/35(c) $ 1,382,000 $ 781,951
4.50%, 2/1/34(c) 749,000 460,220
4.50%, 2/1/35(c) 611,012 368,342
Venezuela Government Bond
0.00%, 8/15/18(a)(g) 3,433,000 1,141,472
6.00%, 12/9/20(g) 1,623,500 432,663
7.00%, 12/1/18(g) 1,367,000 367,381
7.75%, 10/13/19(g) 57,000 15,333
8.25%, 10/13/24(g) 275,700 78,299
9.00%, 5/7/23(g) 641,400 181,997
12.75%, 8/23/22(g) 117,900 37,315
13.63%, 8/15/18(g) 143,000 47,547
YPF SA
8.25%, 1/17/34 265,916 272,421
54,497,096
Total Fixed Income Securities
(Cost $364,323,398)
372,528,532
–
Shares
Short-Term Investments ( 9 .1% )
Investment Company ( 7 .9% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(i)
(Cost $27,111,451)
27,111,451 27,111,451
Face
Amount
U.S. Government and Agency Security ( 1 .2% )
U.S. Treasury Bill
3.77%, 3/3/26(j)
(Cost $4,356,849)
$ 4,385,000 4,359,155
Total Short-Term Investments
(Cost $31,468,300)
31,470,606
Total Investments ( 117 .0% )
( Cost $ 395,791,698 ) (k) (l) 403,999,138
Liabilities in Excess of Other Assets
(-17.0%)
(58,749,813)
Net Assets (100.0%) $345,249,325
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at December 31, 2025.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(g) Non-income producing security; bond in default.
(h) Zero coupon bond.
(i) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025, management fees paid were reduced by
$5,432 relating to the Fund’s investment in the Liquidity Fund.
(j) All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k) At December 31, 2025, the aggregate cost for federal income tax purposes is $395,791,698. The aggregate gross unrealized appreciation is $12,261,332 and the aggregate gross unrealized depreciation is $4,053,892, resulting in net unrealized appreciation of $8,207,440.
(l) Securities are available for collateral in connection with swap agreements.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
IO Interest Only
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
ANZ Banking Group Ltd. $ 147,302 EUR 171,537 1/30/26 $ (1,784)
Bank of America N.A. $ 382,060 NZD 219,775 3/18/26 (798)
Barclays Bank plc MYR 986,200 $ 239,986 3/18/26 3,487
Barclays Bank plc MYR 2,094,730 $ 512,247 3/18/26 4,902
Barclays Bank plc MYR 452,846 $ 110,672 3/18/26 1,127
Barclays Bank plc TRY 35,480,752 $ 807,960 1/20/26 9,087
Barclays Bank plc TRY 56,818,112 $ 1,293,850 1/20/26 14,551
Barclays Bank plc MYR 1,134,005 $ 276,782 3/18/26 3,182
Barclays Bank plc BRL 16,300,000 $ 2,956,567 3/3/26 (20,236)
Barclays Bank plc EUR 2,448,967 PLN 576,957 3/18/26 (1,562)
Barclays Bank plc $ 173,337 GBP 234,206 1/30/26 564
BNP Paribas SA $ 25,723,451 MXN 1,400,236 3/18/26 (18,176)
BNP Paribas SA NZD 2,800,000 $ 1,623,124 3/18/26 (6,618)
Citibank N.A. TWD 100,130,000 $ 3,199,553 3/18/26 2,408
Citibank N.A. EGP 620,000,000 $ 12,599,065 3/18/26 89,211
Goldman Sachs and Co. LLC $ 13,130,850 EUR 15,355,873 1/30/26 (94,363)
Goldman Sachs and Co. LLC EUR 134,254 $ 155,395 1/30/26 2,573
Goldman Sachs Group, Inc. $ 900,000 EUR 1,051,903 1/9/26 (5,978)
Goldman Sachs Group, Inc. MYR 1,100,648 $ 268,516 3/18/26 3,213
Goldman Sachs Group, Inc. MYR 1,417,875 $ 345,503 3/18/26 4,543
Goldman Sachs Group, Inc. MYR 2,397,678 $ 583,377 3/18/26 8,564
Goldman Sachs Group, Inc. $ 1,925,000 EUR 2,249,903 1/9/26 (12,786)
Goldman Sachs Group, Inc. $ 1,530,000 EUR 1,788,235 1/9/26 (10,162)
Goldman Sachs Group, Inc. CLP 1,732,800,000 $ 1,886,801 3/18/26 39,619
Goldman Sachs Group, Inc. $ 560,676 EUR 655,308 1/9/26 (3,724)
Goldman Sachs Group, Inc. $ 1,176,013 EUR 1,374,501 1/9/26 (7,811)
Goldman Sachs Group, Inc. MYR 2,649,958 $ 647,437 3/18/26 6,787
Goldman Sachs Group, Inc. $ 1,203,837 EUR 1,407,022 1/9/26 (7,996)
Goldman Sachs Group, Inc. $ 6,760,000 ZAR 392,416 3/18/26 (13,721)
Goldman Sachs Group, Inc. $ 7,740,000 ZAR 449,304 3/18/26 (15,711)
Goldman Sachs Group, Inc. MYR 966,060 $ 234,651 3/18/26 3,850
Goldman Sachs Group, Inc. $ 3,218,151 GBP 4,249,068 1/30/26 (88,695)
Goldman Sachs Group, Inc. $ 440,000 EUR 511,620 1/30/26 (6,100)
Goldman Sachs Group, Inc. $ 240,000 GBP 317,386 1/30/26 (6,111)
Goldman Sachs Group, Inc. GBP 399,581 $ 527,086 1/30/26 11,512
Goldman Sachs Group, Inc. $ 1,543,470 EUR 1,803,979 1/9/26 (10,252)
Goldman Sachs Group, Inc. EUR 147,800 $ 171,214 1/30/26 2,693
Goldman Sachs Group, Inc. $ 200,000 EUR 231,182 1/30/26 (4,145)
HSBC Bank plc EUR 466,038 $ 538,747 1/30/26 9,611
HSBC Bank plc $ 1,477,016 EUR 1,741,255 1/30/26 3,345
J.P. Morgan Chase Bank $ 17,600,000 MXN 957,759 3/18/26 (12,719)
J.P. Morgan Chase Bank $ 12,957,531 PEN 3,835,405 3/18/26 (9,242)
J.P. Morgan Chase Bank $ 14,714,756 PEN 4,355,540 3/18/26 (10,496)
J.P. Morgan Chase Bank PEN 6,762,512 $ 2,002,141 3/18/26 4,373
J.P. Morgan Chase Bank $ 975,433 NZD 560,776 3/18/26 (2,365)
Royal Bank of Canada $ 175,000 EUR 202,503 1/30/26 (3,409)
Standard Chartered Bank MXN 6,000,000 $ 330,516 3/18/26 329
Standard Chartered Bank MXN 10,000,000 $ 550,814 3/18/26 593
Standard Chartered Bank $ 253,842 GBP 341,956 1/30/26 (199)
Standard Chartered Bank AUD 2,500,000 $ 1,650,910 3/18/26 17,602

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Standard Chartered Bank TRY 65,838,630 $ 1,501,788 1/15/26 $ 20,399
Standard Chartered Bank $ 41,504,052 ZAR 2,424,832 2/5/26 (75,802)
Standard Chartered Bank $ 920,810 NZD 529,574 3/18/26 (2,031)
Standard Chartered Bank GBP 106,592 $ 140,953 1/30/26 2,724
Standard Chartered Bank GBP 273,118 $ 360,707 1/30/26 7,431
Standard Chartered Bank EUR 285,677 $ 333,166 1/30/26 2,972
UBS AG TRY 35,486,620 $ 808,149 1/20/26 9,033
UBS AG $ 120,000 GBP 159,912 1/30/26 (1,837)
UBS AG $ 16,000,000 MXN 867,119 3/18/26 (15,133)
UBS AG $ 27,000,000 MXN 1,463,264 3/18/26 (25,538)
UBS AG $ 198,141 EUR 230,204 1/30/26 (2,936)
UBS AG TRY 56,827,507 $ 1,294,152 1/20/26 14,465
UBS AG EUR 421,058 $ 496,842 1/30/26 (1,410)
Westpac Banking Corp. EUR 96,023 $ 111,106 1/30/26 1,877
Westpac Banking Corp. GBP 132,753 $ 174,746 1/30/26 4,192
$ (189,027)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 5 Year Notes 731 Mar-26 $ 73,100,000 $ 79,901,727 $ (311,920)
U.S. Treasury 10 Year Notes 90 Mar-26 9,000,000 10,119,375 (85,943)
U.S. Treasury 10 Year Ultra Bonds 35 Mar-26 3,500,000 4,025,547 (17,489)
Short:
Euro-Bobl 11 Mar-26 EUR (1,100,000) (1,501,624) 5,839
Euro-Bund 49 Mar-26 (4,900,000) (7,346,093) 53,883
Euro-Buxl 4 Mar-26 (400,000) (517,652) 7,969
U.S. Treasury 2 Year Notes 10 Mar-26 $ (2,000,000) (2,087,891) 1,131
U.S. Treasury Long Bonds 21 Mar-26 (2,100,000) (2,427,469) 38,711
U.S. Treasury Ultra Bonds 70 Mar-26 (7,000,000) (8,260,000) 192,895
$ (114,924)

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
lae
Credit Default Swap Agreements
The Fund had the following credit default swap agreements open at December 31, 2025:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
Goldman Sachs
International
Petroleos
Mexicanos NR Sell 1 .00 % Quarterly 6/20/27 $ 1,260 $ (17,166) $ (25,376) $ 8,210
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 12/20/26 1,120 (7,423) (13,614) 6,191
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 840 (11,445) (17,522) 6,077
JPMorgan
Chase Bank
NA Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 560 (7,629) (12,619) 4,990
$(43,663) $(69,131) $25,468
Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at December 31, 2025:
Swap
Counterparty
Floating
Rate
Index
Pay /
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .66%
Quarterly/
Quarterly 9/17/35 ZAR 54,600 $ 305,033 $ – $ 305,033
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .47
Quarterly/
Quarterly 9/17/35 29,507 141,230 – 141,230
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71
Semi-
Annual/
Annual 9/09/32 PLN 79,480 134,809 – 134,809
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .64
Quarterly/
Quarterly 9/17/35 ZAR 23,300 128,716 – 128,716
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .81
Quarterly/
Quarterly 12/17/35 43,000 78,543 – 78,543
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71
Semi-
Annual/
Annual 9/09/32 PLN 19,870 33,702 – 33,702
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 18,518 22,863 – 22,863
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 4,630 5,716 – 5,716
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .63
Quarterly/
Quarterly 3/18/31 CNY 22,400 5,048 – 5,048
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .33
Semi-
Annual/
Annual 12/17/30 HUF 136,656 4,271 – 4,271

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .33%
Semi-
Annual/
Annual 12/17/30 HUF 136,656 $ 4,156 $ – $ 4,156
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .33
Semi-
Annual/
Annual 12/17/30 136,656 4,156 – 4,156
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .36
Semi-
Annual/
Annual 12/17/30 115,632 4,062 – 4,062
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .68
Semi-
Annual/
Annual 12/17/35 104,657 3,997 – 3,997
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .73
Semi-
Annual/
Annual 12/17/35 76,060 3,754 – 3,754
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .73
Semi-
Annual/
Annual 12/17/35 74,004 3,570 – 3,570
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/15/27 MXN 19,000 2,425 – 2,425
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/09/27 14,600 1,918 – 1,918
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .27
Monthly/
Monthly 12/09/27 16,000 1,600 – 1,600
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .70
Semi-
Annual/
Annual 12/17/35 HUF 26,590 1,158 – 1,158
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .70
Semi-
Annual/
Annual 12/17/35 26,590 1,105 – 1,105
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 5,000 46 – 46
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 4,000 (4) – (4)
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 24,600 (277) – (277)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 PLN 4,630 (3,759) – (3,759)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 18,518 (15,033) – (15,033)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 6 .93
Monthly/
Monthly 12/15/27 MXN 94,400 (24,039) – (24,039)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61
Annual/
Quarterly 9/09/32 PLN 19,870 (25,850) – (25,850)
Bank of America
Merrill Lynch
3 Month
CD_KSDA Pay 2 .80
Quarterly/
Quarterly 12/17/27 KRW 16,900,000 (27,747) – (27,747)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 5 .69
Semi-
Annual/
Semi-
Annual 9/17/30 INR 524,800 (39,878) – (39,878)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .36
At Maturity/
Quarterly 9/17/26 PLN 44,040 (189,439) – (189,439)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61
Annual/
Quarterly 9/09/32 79,480 (103,398) – (103,398)

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch
3 Month
Australian BBR Pay 3 .77%
Quarterly/
Semi-
Annual 12/17/35 NZD 8,000 $ (118,973) $ – $ (118,973)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .71
Monthly/
Monthly 11/26/35 MXN 90,000 (156,189) – (156,189)
$187,292 $– $187,292
BUBOR Budapest Interbank Offered Rate.
JIBAR Johannesburg Interbank Agreed Rate.
MIBOR Mumbai Interbank Offered Rate.
TIIE Interbank Equilibrium Interest Rate.
WIBOR Warsaw Interbank Offered Rate.
AUD Australian Dollar
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese yuan
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
TWD Taiwan Dollar
ZAR South African Rand

Portfolio Composition
Classification
Percentage of Total
Investments
Commercial Mortgage-Backed Securities 30 .0%
Corporate Bonds 21 .4
Collateralized Mortgage Obligations — Agency
Collateral Series 14 .8
Sovereign 13 .5
Asset-Backed Securities 12 .6
Short-Term Investments 6 .7
Other* 1 .0
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 116,187,378 and net unrealized depreciation of $ 114,924 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 189,027 . Also does not include open swap agreements with net unrealized appreciation of $ 212,760 .

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (87.1%)
Corporate Bonds ( 1 .0% )
Health Care Providers & Services (1.0%)
Ascension Health
4.92%, 11/15/35 $ 510,000 $ 510,986
Providence St Joseph Health Obligated Group
5.37%, 10/1/32 992,000 1,023,370
1,534,356
Municipal Bonds ( 86 .1% )
Certificate of Participation/Lease ( 1 .6% )
Adams County School District No. 1,
Series 2025
5.00%, 12/1/38 1,000,000 1,116,969
City of Golden CO,
Series 2025
5.00%, 12/1/37 525,000 593,753
County of Larimer,
Series 2025 A
5.00%, 12/1/39 500,000 566,929
2,277,651
–
Education ( 10 .2% )
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 275,000 263,186
Board of Governors of Colorado State,
University System
Series 2025 C
5.00%, 3/1/37 625,000 711,752
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 512,547
Build NYC Resource Corp.,
Nightingale-Bamford School
Series 2025
5.00%, 7/1/40 1,000,000 1,103,977
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 830,000 788,973
Colorado Educational & Cultural Facilities Authority,
Kent Denver School
Series 2025
4.00%, 6/1/35 1,000,000 1,048,228
Connecticut State Health & Educational Facilities Authority,
Area Cooperative Educational Services
Series C
5.00%, 7/1/37 310,000 355,529
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 252,382
Yale University
Series 2025 B-2
5.00%, 7/1/64(a) 1,000,000 1,138,238
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(a) 250,000 250,944
Series 2025 B-1 (AMT)
5.25%, 11/15/34 215,000 233,795
Face
Amount Value
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/33 $ 215,000 $ 229,927
Knox Warren Etc Counties Community College District No. 518,
Carl Sandburg
Series 2025
0.00%, 12/1/35(a) 450,000 450,034
Madison County Capital Resource Corp.,
Colgate University
Series 2025
5.00%, 7/1/33 100,000 116,411
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-2
5.00%, 5/15/55(a) 80,000 94,354
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 750,000 841,060
Navajo County Unified School District No. 27,
Kayenta
Series 2025
5.50%, 7/1/35 415,000 480,595
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/35 250,000 296,633
New Jersey Educational Facilities Authority,
Trustees of Princeton University (The)
Series 2024 A-1
5.00%, 3/1/36 750,000 872,069
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/31 1,000,000 1,063,732
New Jersey Institute of Technology,
Series 2025 A
5.00%, 7/1/38 200,000 229,939
New York State Dormitory Authority,
Series 2025 A
5.00%, 10/1/32 220,000 253,098
Private Colleges & Universities Authority,
Emory University
Series 2025 A
5.25%, 9/1/39 410,000 476,327
Rhode Island Health and Educational Building Corp.,
Town of East Greenwich
Series 2025 B
5.00%, 5/15/35 570,000 661,789
Town of North Providence
Series 2025 C
5.00%, 5/15/41 1,000,000 1,089,529
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(b) 250,000 256,719
University of North Carolina at Chapel Hill,
Series 2012 B
3.50%, 12/1/41(a) 500,000 501,546

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
Education (10.2%) (cont’d)
University of Washington,
Series 2024 A
5.00%, 4/1/44 $ 250,000 $ 266,934
14,840,247
–
General Obligation ( 18 .8% )
Arapahoe County School District No. 5,
Cherry Creek
Series 2025
5.00%, 12/15/33 1,000,000 1,171,652
Charlton County School District,
Series 2025
6.00%, 4/1/41 150,000 177,678
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 498,597
Series 2025 B
5.50%, 12/1/34 1,000,000 1,058,580
City of Abilene,
Series 2025
5.00%, 2/15/35 450,000 523,344
City of Bristol,
Series 2021 B
3.00%, 6/1/35 290,000 280,939
City of Chicago IL,
Series 2024 B
5.00%, 1/1/33 250,000 265,964
Series 2021 A
5.00%, 1/1/34 20,000 20,870
Series 2024 B
5.00%, 1/1/35 135,000 144,014
Series 2019 A
5.50%, 1/1/49 150,000 150,089
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 263,805
City of Gadsden,
Series 2025 A
5.00%, 10/1/33 150,000 170,822
City of New York,
Series 2026 D
5.00%, 10/1/36 1,500,000 1,731,510
City of New York NY,
Series 2024 D
5.00%, 4/1/39 630,000 697,649
City of Philadelphia,
Series 2025 C
5.00%, 8/1/34 1,000,000 1,163,948
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 450,000 431,049
Series 2025 G
5.00%, 12/1/39 500,000 572,364
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 506,950
Face
Amount Value
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 $ 371,000 $ 378,984
Cupertino Union School District,
Series A
5.75%, 8/1/42 600,000 713,902
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 280,596
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 276,570
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 551,850
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 1,000,000 1,064,346
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/33 200,000 231,858
Forney Independent School District,
Series 2025
5.25%, 8/15/41 1,055,000 1,191,585
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 646,906
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 458,289
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 750,000 855,578
Maricopa County Elementary School District No. 6,
Washington
Series 2025 B
5.00%, 7/1/38 500,000 564,795
Maricopa County Unified School District No. 69,
Paradise Valley
Series 2025 B
5.00%, 7/1/36 650,000 762,097
Maricopa County Union High School District No. 201,
Buckeye
Series 2025
5.00%, 7/1/33 500,000 574,705
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 200,000 197,628
Mt. San Antonio Community College District,
Series 2025 A
5.00%, 8/1/45 1,000,000 1,098,677
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 750,000 759,376
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 450,000 519,607
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(a) 1,000,000 1,033,553

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
General Obligation (18.8%) (cont’d)
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 $ 315,000 $ 303,384
Riverside Community College District,
Series 2025 A
4.00%, 8/1/42 200,000 203,002
State of Connecticut,
Series 2025 A
5.00%, 3/15/33 500,000 576,779
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 337,202
State of Maryland,
Series 2017 A
3.00%, 8/1/31 300,000 300,174
State of Oregon,
Series 2025 E
5.00%, 5/15/34 500,000 546,957
State of Texas,
Series 2025 F
4.20%, 8/1/32 500,000 505,415
Series 2025 F
4.39%, 8/1/33 750,000 764,473
Series 2025
5.00%, 10/1/36 1,000,000 1,173,598
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 395,178
Village of Westchester IL,
Series 2025
5.00%, 12/15/38 655,000 727,261
27,824,149
–
Hospital ( 9 .2% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
4.02%, 11/15/47(a) 500,000 495,616
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(b) 1,000,000 1,129,333
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 800,000 839,620
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 528,573
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/35 500,000 570,508
Series 2019 B-2
5.00%, 8/1/49(a) 500,000 500,737
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 269,509
Face
Amount Value
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 $ 500,000 $ 500,627
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,104,926
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 509,520
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-4
5.00%, 10/1/57(a) 1,000,000 1,133,730
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 540,000 508,201
Michigan State Hospital Finance Authority,
Corewell Health Obligated Group
Series 2025 B-1
5.00%, 8/15/55(a) 750,000 831,733
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 551,650
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 200,000 218,903
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 822,886
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 540,521
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 267,304
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(a) 1,000,000 1,109,824
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 282,393
Wisconsin Health & Educational Facilities Authority,
Hospital Sisters Services Obligated Group
Series 2025 A
5.00%, 8/15/37 1,000,000 1,117,338
13,833,452
–
Housing ( 0 .8% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 600,000 664,619

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
Housing (0.8%) (cont’d)
Series 2025 A
5.00%, 6/15/39 $ 350,000 $ 377,289
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 259,337
1,301,245
–
Other Revenue ( 24 .2% )
Alaska Municipal Bond Bank Authority,
Series 2025-3
5.00%, 10/1/37 150,000 170,129
Arizona Industrial Development Authority,
Series 2025
5.26%, 10/1/33 1,000,000 1,011,379
Battery Park City Authority,
Series 2025
5.00%, 11/1/41 1,000,000 1,134,316
Series 2025
5.00%, 11/1/42 500,000 560,574
Black Belt Energy Gas District,
Series 2025 B
5.00%, 10/1/35 535,000 551,481
Brownsburg 1999 School Building Corp.,
Series 2025
5.00%, 7/15/34 200,000 226,532
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 495,989
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(a) 90,000 93,857
Series 2024 C
5.00%, 8/1/55(a) 325,000 344,490
Series 2023 F
5.50%, 10/1/54(a) 485,000 529,484
California Municipal Finance Authority,
HumanGood California Obligated Group
Series 2025 A
5.00%, 10/1/43 1,000,000 1,029,030
California Statewide Communities Development Authority,
Foothill Oak Park Apartments LLC
Series 2025 H-1
4.25%, 9/1/67(a) 1,000,000 1,039,393
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 215,000 215,063
City of Raleigh,
Series 2025
5.00%, 10/1/39 510,000 582,612
City of Whiting IN,
BP Products North America, Inc.
Series 2008
4.20%, 6/1/44(a) 1,000,000 1,051,954
Face
Amount Value
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) $ 500,000 $ 515,387
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 A
5.00%, 6/1/39 1,300,000 1,375,207
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 528,064
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 500,000 506,516
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 750,000 795,729
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 970,000 1,130,426
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) 500,000 500,289
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 509,696
IPS Multi-School Building Corp.,
Indianapolis Board of School Commissioners
Series 2025
5.00%, 7/15/39 1,000,000 1,118,189
Main Street Energy, Inc.,
Series 2025 D
5.00%, 12/1/33 700,000 745,197
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 523,053
Series 2023 B
5.00%, 7/1/53(a) 500,000 527,872
Series 2025 A
5.00%, 6/1/55(a) 500,000 541,748
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 332,030
Series 2024 D
3.40%, 6/1/30 45,000 45,633
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(a) 725,000 739,868
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 517,872
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 532,959

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
Other Revenue (24.2%) (cont’d)
New York City Housing Development Corp.,
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 $ 375,000 $ 384,923
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 563,880
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(a) 720,000 763,461
New York State Dormitory Authority,
Series 2025 C
5.00%, 3/15/36 200,000 234,294
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 365,000 373,884
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 757,650
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 262,416
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 1/15/33 270,000 304,203
Series 2025
5.00%, 7/15/33 85,000 96,194
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/35 860,000 910,314
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/38 500,000 576,616
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/36 100,000 110,965
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 1,000,000 979,632
San Francisco City & County Redevelopment Agency Successor Agency,
Series 2025 C
4.80%, 8/1/34 2,000,000 2,020,169
South Carolina Jobs-Economic Development Authority,
SFRI Reserve at Wescott Apartments LLC
Series 2025
5.00%, 12/1/35 525,000 556,046
Sixteenth Floor Obligated Group
Series 2025
4.00%, 12/1/35 665,000 660,147
Face
Amount Value
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/44 $ 500,000 $ 528,985
Southeast Energy Authority A Cooperative District,
Series 2025 A
5.00%, 1/1/56(a) 25,000 26,067
Tennessee Energy Acquisition Corp.,
Series 2025 A
5.00%, 12/1/35 835,000 898,559
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 516,849
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 730,000 727,499
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 300,000 291,108
Virginia Resources Authority,
Series 2025 B
4.13%, 11/1/40 175,000 184,337
Washington State Housing Finance Commission,
Horizon House Obligated Group
Series 2025 B-1
5.00%, 1/1/35 1,000,000 1,004,831
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 775,000 785,111
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 720,000 722,494
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 455,000 458,112
36,220,764
–
Transportation ( 13 .5% )
Chicago O'Hare International Airport,
Series 2018 A (AMT)
5.00%, 1/1/38 1,000,000 1,032,781
City of Atlanta,
Department of Aviation
Series 2025 B-1 (AMT)
5.00%, 7/1/40 1,000,000 1,079,873
City of Houston,
Airport System
Series 2025 A (AMT)
5.25%, 7/1/39 1,000,000 1,113,408
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/33 1,000,000 1,073,512
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/36 535,000 584,936

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
Transportation (13.5%) (cont’d)
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 $ 500,000 $ 573,044
City of Salt Lake City UT,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 566,888
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 725,000 828,890
Metropolitan Transportation Authority,
Series 2025 B
5.00%, 11/15/34 1,000,000 1,152,558
Series A-1
5.00%, 11/15/46 440,000 440,543
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 506,017
New Jersey Turnpike Authority,
Series 2025 B
5.00%, 1/1/33 1,000,000 1,144,616
New York Transportation Development Corp.,
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 546,324
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 785,000 796,423
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 268,169
Series 2025 (AMT)
6.00%, 6/30/42 250,000 277,345
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 270,643
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 864,083
Port Authority of New York & New Jersey,
Series (AMT)
5.00%, 9/15/32 1,000,000 1,035,601
Series 202 (AMT)
5.00%, 10/15/35 750,000 764,791
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 852,953
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 783,870
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 364,148
Face
Amount Value
State of Connecticut,
Special Tax
Series 2025 A
5.00%, 7/1/38 $ 1,500,000 $ 1,731,829
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 533,756
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 265,230
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40(c) 400,000 203,506
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 351,561
20,007,298
–
Utility ( 3 .7% )
Delaware State Economic Development Authority,
NRG Energy, Inc.
Series 2020 A
4.00%, 10/1/45(a) 1,500,000 1,504,343
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 755,167
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 508,698
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 825,000 880,867
Intermountain Power Agency,
Intermountain Power Agency
Series 2025
5.00%, 7/1/38 550,000 602,832
Los Angeles Department of Water & Power,
Power System
Series 2025 A
5.00%, 7/1/35 100,000 116,120
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 250,531
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 250,076

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.1%) (cont’d)
Utility (3.7%) (cont’d)
Utility Debt Securitization Authority,
Series 2025 TE-2
5.00%, 6/15/36 $ 575,000 $ 667,567
5,536,201
–
Water & Sewer ( 4 .1% )
Allegheny County Sanitary Authority,
Series 2025
5.00%, 12/1/37 1,150,000 1,315,890
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 256,912
City of Margate,
Water & Sewer
Series 2025
5.00%, 10/1/37 375,000 432,704
Series 2025
5.00%, 10/1/39 345,000 391,654
City of Seattle WA,
Water System
Series 2025
5.00%, 5/1/39 550,000 628,424
Indiana Finance Authority,
Series 2025 C
5.00%, 2/1/39 750,000 859,291
Jersey City Municipal Utilities Authority,
Water Fund
Series 2025 D
5.75%, 10/15/38 315,000 380,639
Series 2025 E
5.75%, 10/15/38 300,000 362,513
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 376,857
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2025 AA-1
5.00%, 6/15/51 450,000 467,547
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 390,000 380,619
5,853,050
–
127,694,057
Total Fixed Income Securities
(Cost $125,952,839)
129,228,413
–
Shares
Short-Term Investments ( 12 .0% )
Investment Company ( 7 .3% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $10,870,258)
10,869,172 10,870,258
Face
Amount Value
Municipal Bonds ( 4 .7% )
Hospital ( 1 .0% )
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 D-2
2.55%, 11/1/61(a)(d) $ 1,500,000 $ 1,500,000
Other Revenue ( 2 .0% )
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2011 G
2.50%, 11/1/35(a)(d) 2,500,000 2,500,000
New York City Transitional Finance Authority,
Series 2019 A-4
2.50%, 8/1/45(a)(d) 500,000 500,000
3,000,000
Transportation ( 1 .0% )
Metropolitan Transportation Authority,
Series 2005 D-1
2.55%, 11/1/35(a)(d) 1,500,000 1,500,000
Utility ( 0 .7% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
2.55%, 7/1/49(a)(d) 500,000 500,000
Indiana Municipal Power Agency,
Series 2019 B
2.50%, 1/1/42(a)(d) 400,000 400,000
900,000
–
Total Municipal Bonds
(Cost $6,900,000)
6,900,000
Total Short-Term Investments
(Cost $17,770,258)
17,770,258
Total Investments ( 99 .1% )
( Cost $ 143,723,097 ) (e) 146,998,671
Other Assets in Excess of Liabilities (0.9%)
1,379,813
Net Assets (100.0%) $148,378,484
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Zero coupon bond.
(d) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(e) At December 31, 2025, the aggregate cost for federal income tax purposes is $143,723,097. The aggregate gross unrealized appreciation is $3,435,266 and the aggregate gross unrealized depreciation is $159,692, resulting in net unrealized appreciation of
$3,275,574.
AMT Alternative Minimum Tax

At December 31, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
New York 13 .1%
Others, representing less than 10% individually 86 .0
Total Investments 99 .1%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 26 .7%
General Obligation 18 .9
Transportation 14 .6
Other* 11 .9
Hospital 10 .4
Education 10 .1
Short-Term Investments 7 .4
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (100.8%)
Asset-Backed Securities ( 21 .2% )
ABFC Trust,
2004-OPT2
CME Term SOFR 1 Month + 0.89%,
4.63%, 10/25/33(a) $ 204,474 $ 203,821
2004-OPT4
CME Term SOFR 1 Month + 1.01%,
4.75%, 2/25/34(a) 155,746 157,766
2005-WF1
CME Term SOFR 1 Month + 1.06%,
4.79%, 7/25/34(a) 86,833 86,731
ABFS Mortgage Loan Trust,
2003-2
0.00%, 4/25/34 3,324,696 400,000
ACE Securities Corp. Net Interest
Margin Trust,
2000-1
0.00%, 11/25/29(b) 1,467,404 939,990
ACM Auto Trust,
2023-2A
9.85%, 6/20/30(b) 2,977,497 3,012,548
2024-1A
11.40%, 1/21/31(b) 2,501,224 2,523,414
2024-2A
6.06%, 2/20/29(b) 246,637 246,823
2024-2A
9.21%, 8/20/31(b) 7,320,000 7,416,775
2025-1A
7.87%, 11/20/31(b) 2,500,000 2,528,289
2025-4A
5.87%, 5/20/30(b) 4,000,000 4,011,705
2025-4A
8.42%, 8/20/32(b) 3,000,000 2,949,273
Amortizing Residential Collateral
Trust,
2001-BC6W
CME Term SOFR 1 Month + 0.75%,
4.91%, 10/25/31(a) 342,501 340,424
2002-BC7
CME Term SOFR 1 Month + 0.87%,
4.61%, 10/25/32(a) 272,782 260,218
Bayview Financial Revolving Asset
Trust,
2005-E
CME Term SOFR 1 Month + 1.11%,
4.84%, 12/28/40(a)(b) 667,875 728,064
2005-E
CME Term SOFR 1 Month + 3.61%,
7.34%, 12/28/40(a)(b) 333,937 1,379,431
Bear Stearns Asset-Backed Securities
Trust,
2001-3
CME Term SOFR 1 Month + 1.41%,
5.15%, 10/27/32(a) 2,993 2,995
2005-SD1
CME Term SOFR 1 Month + 3.79%,
7.52%, 8/25/43(a) 1,131,713 1,359,950
Face
Amount Value
Cascade Funding Mortgage Trust,
2022-AB2
2.00%, 2/25/52(a)(b) $ 1,080,092 $ 1,031,891
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(b)(c) 1,682,119 1,648,611
Cendant Mortgage Corp.,
2003-A
6.00%, 7/25/43(a)(b) 62,072 62,773
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,650,000 1,579,686
2023-HB11
4.00%, 2/25/37(a)(b) 1,000,000 974,338
2023-HB12
4.25%, 4/25/33(a)(b) 2,900,000 2,855,841
2023-HB12
4.25%, 4/25/33(a)(b) 2,500,000 2,438,398
2024-HB13
3.00%, 5/25/34(a)(b) 3,000,000 2,865,908
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(b) 2,000,000 2,016,284
Conseco Finance Corp.,
1996-4
7.75%, 6/15/27(a) 192,271 192,782
CoreVest American Finance Trust,
2020-3
3.57%, 8/15/53(a)(b) 144,355 1,989
2020-3
2.51%, 8/15/53(a)(b) 62,473,000 4,138,618
2021-2
2.92%, 7/15/54(a)(b) 2,011,696 33,831
Countrywide Asset-Backed
Certificates,
2004-SD2
CME Term SOFR 1 Month + 2.29%,
6.02%, 3/25/33(a)(b) 390,253 408,677
CWHEQ Revolving Home Equity Loan
Trust,
2005-F
CME Term SOFR 1 Month + 0.35%,
4.10%, 12/15/35(a) 4,736,893 4,617,618
Delta Funding Home Equity Loan
Trust,
1999-3
CME Term SOFR 1 Month + 0.93%,
4.68%, 9/15/29(a) 486,425 469,285
DP Facilities Data Center
Subordinated Pass Through Trust,
0.00%, 11/10/28(a)(b) 350,000 96,250
ECAF I Ltd.,
2015-1A
3.47%, 6/15/40(b) 14,697 13,154
2015-1A
4.95%, 6/15/40(b) 251,947 233,690

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
EquiFirst Mortgage Loan Trust,
2004-2
CME Term SOFR 1 Month + 3.11%,
6.85%, 10/25/34(a) $ 132,472 $ 126,802
European Residential Loan
Securitisation DAC,
2019-NPL1
EURIBOR 1 Month + 3.25%,
5.15%, 7/24/54(a) EUR 782,555 926,104
2019-NPL1
EURIBOR 1 Month + 7.25%,
9.15%, 7/24/54(a) 1,570,455 1,935,767
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(b) $ 133,940 133,300
Finance of America HECM Buyout,
2024-HB1
6.00%, 10/1/34(a)(b) 1,250,000 1,251,016
2024-HB1
6.00%, 10/1/34(a)(b) 6,800,000 6,585,176
Financial Asset Securities Corp. AAA
Trust,
2005-1A
CME Term SOFR 1 Month + 0.52%,
4.25%, 2/27/35(a)(b) 129,113 126,939
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(b) 2,000,000 1,991,383
2021-GT1
3.62%, 7/25/26(a)(b) 1,200,000 1,160,085
2021-GT1
4.36%, 7/25/26(a)(b) 1,000,000 966,553
2022-GT1
6.19%, 4/25/27(b) 3,524,925 3,540,039
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(b) 4,100,000 4,135,112
FortiFi,
2023-1A
6.23%, 9/20/59(b) 748,556 748,202
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(b)(c) 411,823 408,200
GITSIT Mortgage Loan Trust,
2025-NPL1
6.28%, 2/25/55(b)(c) 1,029,630 1,032,188
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
7.32%, 10/25/50(a)(b) 1,347,781 1,396,608
2024-1
SOFR30A + 2.25%,
6.25%, 12/25/51(a)(b) 1,957,125 1,979,761
2025-1
SOFR30A + 1.80%,
5.87%, 1/25/52(a)(b) 1,955,376 1,959,154
Face
Amount Value
JOL Air Ltd.,
2019-1
3.97%, 4/15/44(b) $ 1,165,168 $ 1,159,769
Kestrel Aircraft Funding Ltd.,
2018-1A
4.25%, 12/15/38(b) 65,330 65,369
KGS-Alpha SBA COOF Trust,
2012-2
0.91%, 8/25/38(a)(b) 221,735 2,709
Lehman ABS Manufactured Housing
Contract Trust,
2001-B
6.63%, 4/15/40(a) 41,274 41,586
2002-A
0.00%, 6/15/33 988,416 990,877
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.58%, 5/16/30(a)(b) 5,000,000 5,012,183
LoanMe Trust Prime,
2018-1
6.00%, 9/15/34(b)(c) 136,755 136,567
LSF11 Boson Investments Sarl
Compartment 2,
2021-NPLA
EURIBOR 3 Month + 2.00%,
4.05%, 11/25/60(a)(b) EUR 1,164,656 1,376,373
2021-NPLX
EURIBOR 3 Month + 2.00%,
4.05%, 11/25/60(a) 855,064 1,010,501
MASTR Asset Securitization Trust,
2002-NC1
CME Term SOFR 1 Month + 3.26%,
7.00%, 10/25/32(a) $ 1,452,667 1,407,992
Merrill Lynch Mortgage Investors
Trust,
2004-FM1
CME Term SOFR 1 Month + 2.81%,
6.55%, 1/25/35(a) 54,468 53,140
METAL LLC,
2017-1
4.58%, 10/15/42(b) 221,441 155,002
NALP Business Loan Trust,
2024-1
6.49%, 12/27/49(b) 1,364,417 1,388,313
New Century Home Equity Loan
Trust,
2003-5
CME Term SOFR 1 Month + 0.91%,
0.00%, 11/25/33(a) 179,348 116,883
Newtek Small Business Loan Trust,
2022-1
US Prime Rate - 0.70%,
6.05%, 10/25/49(a)(b) 645,661 650,666
2022-1
US Prime Rate + 0.25%,
7.00%, 10/25/49(a)(b) 1,506,543 1,495,596

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) $ 568,807 $ 574,493
NovaStar Mortgage Funding Trust,
2003-3
0.00%, 12/25/33 7,335,225 4,540,746
2003-4
0.00%, 2/25/34 3,748,601 2,148,908
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(b)(c) 3,439,772 3,504,115
Oakwood Mortgage Investors, Inc.,
1999-D
7.84%, 11/15/29(a) 39,566 40,256
2000-C
7.72%, 4/15/30 9,156 9,182
2001-C
7.40%, 6/15/31(a) 848,508 55,665
Ocwen Loan Investment Trust,
2023-HB1
3.00%, 6/25/36(a)(b) 1,000,000 987,092
Palatino SPV,
1
EURIBOR 6 Month + 2.50%,
4.61%, 12/1/45(a) EUR 710,271 801,197
Pioneer Aircraft Finance Ltd.,
2019-1
4.95%, 6/15/44(b) $ 2,366,072 2,349,296
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.93%, 3/25/29(a)(b) 4,000,000 4,039,846
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.18%, 8/26/30(a)(b) 3,300,000 3,314,817
PRET LLC,
2025-NPL3
6.71%, 4/25/55(b)(c) 3,085,710 3,107,918
Prosil Acquisition SA,
1
EURIBOR 3 Month + 2.00%,
4.07%, 10/31/39(a) EUR 535,525 518,784
Quest Trust,
2002-X1
CME Term SOFR 1 Month + 3.86%,
7.60%, 5/25/33(a)(b) $ 301,659 345,313
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(b) 1,227,843 1,133,397
RCO VIII Mortgage LLC,
2025-3
6.43%, 5/25/30(b)(c) 1,853,689 1,859,142
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 73,788 73,739
Face
Amount Value
Research-Driven Pagaya Motor Trust,
2025-6A
5.01%, 8/25/34(b) $ 2,000,000 $ 2,004,229
Retained Vantage Data Centers Issuer
LLC,
2023-1A
5.25%, 9/15/48(b) CAD 2,000,000 1,452,536
RMF Buyout Issuance Trust,
2021-HB1
3.15%, 11/25/31(a)(b) $ 500,000 488,980
2021-HB1
3.69%, 11/25/31(a)(b) 2,000,000 1,918,355
2021-HB1
4.70%, 11/25/31(a)(b) 5,250,000 5,006,165
2021-HB1
6.00%, 11/25/31(a)(b) 1,500,000 1,431,695
2021-HB1
6.00%, 11/25/31(a)(b) 2,617,116 2,354,186
2022-HB1
4.50%, 4/25/32(a)(b) 1,500,000 1,309,937
Saluda Grade Alternative Mortgage
Trust,
2025-NPL1
7.12%, 1/25/30(b)(c) 1,979,805 1,992,686
Saxon Asset Securities Trust,
2002-3
CME Term SOFR 1 Month + 1.24%,
4.97%, 12/25/32(a) 211,072 199,185
Shenton Aircraft Investment I Ltd.,
2015-1A
4.75%, 10/15/42(b) 554,572 540,451
2015-1A
5.75%, 10/15/42(b) 180,363 154,068
SLM Student Loan Trust,
2004-10X
EURIBOR 3 Month + 0.55%,
2.62%, 1/25/40(a) EUR 5,281,652 5,808,582
STAR Trust,
2022-SFR3
CME Term SOFR 1 Month + 2.55%,
6.29%, 5/17/39(a)(b) $ 2,100,000 2,101,985
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.24%, 5/17/39(a)(b) 1,900,443 1,910,528
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.69%, 10/17/41(a)(b) 1,850,000 1,863,799
2025-SFR6
CME Term SOFR 1 Month + 2.40%,
6.14%, 8/17/42(a)(b) 1,850,000 1,858,795
Start II Ltd.,
2019-1
4.09%, 3/15/44(b) 150,356 150,009
Terwin Mortgage Trust TMTS,
2004-3HE
CME Term SOFR 1 Month + 0.94%,
4.67%, 3/25/35(a) 76,587 76,164

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
Towd Point Mortgage Trust,
2019-MH1
4.75%, 11/25/58(a)(b) $ 4,305,379 $ 4,294,383
Tricolor Auto Securitization Trust,
2025-2A
8.35%, 4/15/31(b) 500,000 35,343
VINE Trust,
2023-SFR1
4.75%, 12/17/40(b) 1,500,000 1,453,467
167,503,190
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 33 .5% )
FHLMC
SOFR30A + 2.17%,
6.12%, 9/1/54(a) 1,576,863 1,611,377
FHLMC Gold Pool, 30 Year
3.50%, 1/1/44 96,396 92,113
4.00%, 12/1/41 - 10/1/44 210,966 205,939
4.50%, 3/1/41 - 9/1/41 214,346 214,864
5.00%, 12/1/40 - 5/1/41 40,490 41,364
5.50%, 7/1/37 4,944 5,137
6.00%, 12/1/37 7,453 7,887
6.50%, 6/1/29 3,083 3,204
7.50%, 5/1/35 10,872 11,531
8.00%, 8/1/32 4,325 4,553
8.50%, 8/1/31 8,339 8,816
FHLMC Gold Pool, Other
2.00%, 4/1/51 - 10/1/51 1,228,160 965,933
2.50%, 5/1/50 - 11/1/52 5,894,794 4,868,896
3.00%, 4/1/50 - 12/1/51 9,682,036 8,530,861
3.50%, 6/1/42 - 8/1/49 339,767 319,818
4.00%, 7/1/49 - 11/1/52 1,698,615 1,599,800
4.50%, 1/1/49 - 10/1/52 1,460,321 1,413,955
6.00%, 6/1/55 2,087,574 2,123,974
FNMA, 30 Year
3.50%, 8/1/45 - 5/1/48 522,580 490,476
FNMA, Other
1.50%, 1/1/51 - 3/1/51 1,109,127 878,131
2.00%, 11/1/50 - 11/1/51 9,552,288 7,501,075
2.50%, 2/1/50 - 2/1/52 7,992,288 6,622,244
3.00%, 8/1/46 - 4/1/52 2,328,423 2,047,062
3.50%, 9/1/42 - 10/1/52 3,946,123 3,635,491
4.50%, 9/1/48 - 8/1/49 287,035 279,742
6.00%, 5/1/55 2,692,374 2,739,320
GNMA II, 30 Year
6.50%, 6/20/55 5,571,929 5,730,308
7.00%, 8/20/55 1,993,084 2,037,324
GNMA II, Other
2.50%, 3/20/50 - 5/20/50 437,990 371,714
3.00%, 9/20/49 - 8/20/50 952,546 844,675
3.07%, 3/20/71(a) 807,168 739,161
3.50%, 8/20/49 - 10/20/50 1,294,877 1,168,793
4.00%, 1/20/49 - 11/20/51 736,845 693,929
4.50%, 12/20/48 - 12/20/49 196,018 191,113
5.00%, 1/20/49 - 6/20/49 129,921 129,590
6.00%, 8/20/52 - 10/20/54 991,708 1,004,197
6.50%, 6/20/53 90,193 92,334
Face
Amount Value
7.00%, 8/20/64 $ 896,657 $ 935,894
GNMA II, Single Family, 30 Year
2.50%, 4/20/51 1,711,723 1,466,408
3.50%, 5/20/43 - 5/20/45 285,466 269,200
4.00%, 7/15/44 - 1/15/56 5,477,774 5,171,665
4.50%, 4/20/49 - 8/20/54 1,094,621 1,069,811
5.00%, 5/20/41 - 1/15/56 7,051,626 7,047,830
5.50%, 8/20/54 - 12/20/54 5,176,323 5,280,030
6.00%, 8/20/54 486,405 502,369
6.50%, 10/20/52 - 6/20/55 6,508,872 6,669,536
7.00%, 12/20/52 - 9/20/55 3,126,589 3,179,776
7.50%, 10/20/53 - 10/20/55 1,745,026 1,791,928
8.00%, 7/20/54 1,128,966 1,147,196
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 52,906,348 53,751,613
UMBS, 30 Year
4.00%, 4/1/45 - 9/1/48 703,837 678,962
4.50%, 8/1/40 - 9/1/41 56,093 56,151
5.00%, 12/1/40 - 7/1/41 57,408 58,571
5.50%, 8/1/37 - 8/1/55 27,306,359 27,726,481
6.00%, 7/1/53 - 10/1/55 13,640,464 14,030,404
6.50%, 2/1/28 - 11/1/33 107,981 113,265
7.00%, 10/1/30 - 6/1/32 7,221 7,597
7.50%, 8/1/37 14,061 14,916
8.00%, 4/1/33 13,080 13,793
8.50%, 10/1/32 14,224 15,018
UMBS, Single Family, 30 Year
2.00%, 1/25/56, TBA 5,000,000 4,041,015
2.50%, 1/25/56, TBA 8,000,000 6,763,438
3.00%, 1/25/56, TBA 40,000,000 35,365,624
4.50%, 1/25/56, TBA 10,000,000 9,762,891
5.00%, 1/25/56, TBA 19,000,000 18,955,469
265,113,552
Commercial Mortgage-Backed Securities ( 42 .4% )
2023-MIC Trust (The)
9.53%, 12/5/38(a)(b) 1,430,000 1,556,702
A&D Mortgage Trust
7.05%, 11/25/68(b)(c) 1,419,306 1,441,644
Adjustable Rate Mortgage Trust
4.74%, 4/25/35(a) 49,118 46,804
Alba plc
SONIA + 0.72%,
4.46%, 11/25/42(a) GBP 252,175 330,855
Alternative Loan Trust
5.50%, 1/25/36 $ 29,512 16,231
5.75%, 3/25/34 84,400 86,400
CME Term SOFR 1 Month + 39.33%,
16.94%, 5/25/37(a)(d) 70,081 73,358
ATLX Trust
3.85%, 4/25/63(b)(c) 1,700,000 1,622,984
4.41%, 4/25/64(a)(b) 1,500,000 1,462,846
4.41%, 4/25/64(a)(b) 1,500,000 1,448,955
Banna RMBS DAC
SONIA + 2.10%,
5.82%, 12/30/63(a) GBP 200,000 256,002
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 0.56%,
4.30%, 10/25/36(a)(b) $ 334,880 323,943

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
CME Term SOFR 1 Month + 0.65%,
4.39%, 10/25/36(a)(b) $ 379,639 $ 363,074
CME Term SOFR 1 Month + 0.67%,
4.40%, 10/25/36(a)(b) 582,160 553,989
CME Term SOFR 1 Month + 0.47%,
4.43%, 7/25/37(a)(b) 1,009,636 972,082
CME Term SOFR 1 Month + 0.58%,
4.53%, 7/25/37(a)(b) 1,095,532 1,029,000
CME Term SOFR 1 Month + 0.77%,
4.73%, 11/25/35(a)(b) 352,824 348,472
CME Term SOFR 1 Month + 1.76%,
5.72%, 11/25/35(a)(b) 499,568 591,671
Bear Stearns Asset-Backed Securities
I Trust
CME Term SOFR 1 Month + 25.26%,
13.00%, 3/25/36(a)(d) 407,403 119,676
Boston Lending Trust
2.00%, 7/25/61(a)(b) 2,005,853 1,794,518
2.00%, 7/25/61(a)(b) 1,173,150 1,023,878
3.25%, 5/25/62(a)(b) 1,800,000 1,708,160
Brean Asset-Backed Securities Trust
4.00%, 9/25/63(b) 556,000 552,484
4.00%, 9/25/63(b) 3,007,529 2,856,801
4.00%, 9/25/63(b) 1,640,471 1,482,525
4.00%, 9/25/63(b) 6,015,059 5,124,078
4.00%, 9/25/63(b) 4,921,412 3,700,286
4.50%, 5/25/64(b) 1,531,055 1,511,797
Cascade Funding Mortgage Trust
3.00%, 3/25/35(a)(b) 5,000,000 4,706,043
4.00%, 10/25/54(a)(b) 1,500,000 1,381,492
CFMT LLC
3.00%, 6/25/34(a)(b) 4,500,000 4,281,534
3.00%, 6/25/34(a)(b) 4,000,000 3,695,650
4.00%, 8/25/34(a)(b) 1,750,000 1,686,037
4.00%, 5/25/55(a)(b) 7,417,580 5,861,431
4.00%, 5/25/55(a)(b) 2,557,786 1,860,039
6.41%, 11/25/29(b)(c) 2,685,898 2,694,726
Champs Trust
6.98%, 10/25/60(a)(b) 4,018,339 4,175,118
7.41%, 4/25/60(a)(b) 4,130,045 4,299,514
8.46%, 1/25/60(a)(b) 2,061,534 2,141,945
8.46%, 7/25/59(a)(b) 910,365 939,110
9.60%, 11/25/59(a)(b) 1,776,393 1,839,558
CHL Mortgage Pass-Through Trust
5.11%, 5/20/34(a) 63,510 58,963
5.50%, 10/25/34 162,268 163,468
6.07%, 10/25/33(a) 114,877 113,426
CHL Mortgage Pass-Through Trust
Resecuritization
6.00%, 12/25/36 59,081 31,289
Citigroup Mortgage Loan Trust
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 2.40%,
6.04%, 11/25/35(a) 80,010 80,044
Credit Suisse First Boston Mortgage
Securities Corp.
CME Term SOFR 1 Month + 3.41%,
7.15%, 2/25/32(a) 132,840 123,815
Face
Amount Value
CSFB Mortgage-Backed Pass-Through
Certificates Trust
4.84%, 5/25/34(a) $ 172,884 $ 165,307
6.50%, 11/25/35 470,334 87,377
CSMC Trust
CME Term SOFR 1 Month + 3.57%,
7.32%, 5/9/26(a)(b) 815,707 813,119
CME Term SOFR 1 Month + 3.83%,
7.58%, 8/15/26(a)(b) 7,581,132 7,360,658
EFMT
4.75%, 9/25/55(a)(b) 2,500,000 2,397,702
5.00%, 7/25/54(b) 2,738,969 2,691,751
5.00%, 12/25/54(b) 2,590,733 2,533,229
5.00%, 5/25/55(a)(b) 2,972,225 2,894,174
Ellington Financial Mortgage Trust
5.90%, 9/25/67(b)(c) 2,193,572 2,192,817
E-MAC De BV
EURIBOR 3 Month + 1.40%,
7.30%, 11/25/54(a) EUR 1,500,000 998,477
EURIBOR 3 Month + 0.50%,
10.18%, 5/25/52(a) 30,326 35,493
E-MAC NL BV
EURIBOR 3 Month + 0.18%,
4.33%, 7/25/36(a) 96,124 111,287
EURIBOR 3 Month + 0.23%,
6.56%, 4/25/38(a) 52,923 56,817
E-MAC Program BV
EURIBOR 3 Month + 2.00%,
5.37%, 1/25/48(a) 128,840 143,520
EURIBOR 3 Month + 0.32%,
6.32%, 7/25/46(a) 1,482,876 1,438,481
E-MAC Program II BV
EURIBOR 3 Month + 2.00%,
6.32%, 4/25/48(a) 85,578 96,683
EMF-NL Prime BV
EURIBOR 3 Month + 0.80%,
2.82%, 4/17/41(a) 29,874 35,011
EURIBOR 3 Month + 0.85%,
2.87%, 4/17/41(a) 200,000 226,365
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.65%, 11/2/54(a) 2,367,988 2,639,771
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.26%, 8/2/50(a) 122,382 135,340
Eurosail-NL BV
EURIBOR 3 Month + 1.10%,
3.12%, 4/17/40(a) 500,000 583,028
EURIBOR 3 Month + 1.80%,
3.82%, 10/17/40(a) 177,466 208,641
EURIBOR 3 Month + 2.20%,
4.22%, 10/17/40(a) 500,000 589,964
FCT Marsollier Mortgages
EURIBOR 3 Month + 0.00%,
1.98%, 9/27/50(a) 2,750,000 3,059,025
FHLMC Seasoned Credit Risk Transfer
Trust
3.00%, 1/25/56(c) $ 1,385,282 1,215,450
3.00%, 8/25/56(c) 1,404,646 1,230,564

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
3.00%, 5/25/57(c) $ 1,223,348 $ 1,164,835
3.00%, 5/25/57(c) 1,332,764 1,168,053
3.00%, 9/25/55 3,338,741 2,941,101
3.00%, 7/25/56 139,111 121,373
3.00%, 5/25/57 458,445 399,274
3.00%, 8/25/57 532,947 463,733
3.00%, 11/25/57 453,026 398,778
3.00%, 3/25/58 313,864 272,519
3.00%, 7/25/58 1,102,346 965,208
3.00%, 10/25/58 114,781 100,746
3.00%, 2/25/59 297,784 256,195
3.00%, 2/25/59 783,143 673,538
3.00%, 5/25/60 520,886 467,978
3.00%, 10/25/62 2,144,634 1,813,963
3.00%, 11/25/63 2,919,699 2,468,275
3.25%, 7/25/56(c) 1,161,965 1,035,191
3.25%, 6/25/57(c) 851,249 775,194
3.50%, 7/25/58 799,229 720,825
3.50%, 5/25/64 1,429,709 1,250,536
4.00%, 3/25/58 419,867 400,395
4.00%, 8/25/58 670,144 633,386
4.00%, 10/25/58 177,797 169,008
4.00%, 2/25/59 599,663 566,816
4.25%, 5/25/60(a)(b) 1,200,000 1,158,616
4.50%, 6/25/57 217,203 213,326
4.50%, 2/25/59(a)(b) 5,518,482 5,272,842
4.75%, 7/25/58(a)(b) 3,056,724 3,001,030
4.75%, 8/25/58(a)(b) 3,664,042 3,575,780
4.75%, 10/25/58(a) 3,534,336 3,475,016
FHLMC Whole Loan Securities Trust
3.00%, 9/25/45 38,320 33,918
3.00%, 10/25/46 280,277 243,296
3.00%, 12/25/46 512,621 442,136
3.00%, 5/25/47 905,528 782,235
3.50%, 5/25/45 33,618 30,860
3.50%, 5/25/47 687,756 612,672
FHLMC, REMIC
SOFR30A + 11.69%,
0.96%, 12/15/43(a)(d) 56,035 42,122
3.50%, 2/15/42 75,084 70,904
6.00%, 6/25/54 2,596,951 2,588,524
IO
2.00%, 10/25/50 7,921,389 1,014,266
IO REMIC
1.77%, 10/15/39(a)(d) 94,127 5,024
1.80%, 10/15/41(a) 47,321 2,854
1.87%, 4/15/39(a)(d) 116,406 6,381
1.88%, 8/15/42(a)(d) 165,788 7,785
1.90%, 10/15/40(a) 368,724 21,077
SOFR30A + 5.89%,
1.90%, 11/15/43(a)(d) 207,783 16,434
SOFR30A + 5.89%,
1.90%, 6/15/44(a)(d) 95,617 10,199
1.96%, 9/15/41(a)(d) 330,391 20,524
5.00%, 8/15/41 20,153 4,301
FHLMC, Strips
IO REMIC
Face
Amount Value
7.00%, 6/15/30 $ 23,778 $ 2,635
Finance of America HECM Buyout
6.00%, 11/25/28(a)(b) 5,000,000 4,875,666
Finance of America Structured
Securities Trust
3.50%, 11/25/74(b) 2,415,953 2,354,111
Flagstar Mortgage Trust
3.00%, 3/25/50(a)(b) 97,415 84,530
FNMA, REMIC
0.00%, 4/25/39(a) 11,531 10,323
2.00%, 7/25/50 558,088 334,432
5.00%, 7/25/50 185,181 186,672
6.00%, 10/25/55 2,079,302 2,078,122
6.00%, 10/25/55 1,702,478 1,698,215
6.00%, 11/25/55 1,907,629 1,894,812
IO REMIC
1.62%, 3/25/46(a) 576,122 30,732
1.63%, 3/25/44(a) 124,916 7,667
SOFR30A + 5.54%,
1.66%, 11/25/41(a)(d) 37,847 569
1.90%, 10/25/39(a) 161,455 9,192
SOFR30A + 5.94%,
2.06%, 6/25/42(a)(d) 337,577 34,510
SOFR30A + 6.44%,
2.56%, 8/25/41(a)(d) 14,961 202
FNMA, Strips
IO REMIC
7.00%, 11/25/27 2,748 117
8.00%, 5/25/30 12,598 1,486
8.00%, 6/25/30 6,338 721
Galton Funding Mortgage Trust
4.00%, 2/25/59(a)(b) 464,422 448,281
GMAC Financiera SA de CV Sociedad
Financiera de Objeto Ltdo
3.99%, 3/25/36 MXN 15,560,707 1,441,286
GNMA
CME Term SOFR 1 Month + 0.56%,
4.56%, 2/20/61(a) $ 10,942 10,983
CME Term SOFR 1 Month + 0.81%,
4.81%, 8/20/63(a) 4,929 4,963
CME Term SOFR 1 Month + 0.88%,
4.88%, 2/20/66(a) 697 702
6.00%, 9/20/55 2,889,972 2,900,016
6.00%, 10/20/55 2,995,365 3,003,410
6.00%, 10/20/55 3,677,176 3,688,190
IO
3.50%, 6/20/41 21,852 395
4.50%, 5/20/40 11,694 362
5.00%, 10/20/40 5,826 206
IO REMIC
0.00%, 4/20/60(a) 59 4
0.01%, 12/20/62(a) 88,418 766
0.02%, 1/20/63(a) 44,309 884
0.10%, 8/20/61(a) 81,818 1,928
0.17%, 4/20/62(a) 555 16
0.25%, 10/20/62(a) 69,703 3,264
0.27%, 5/20/61(a) 5,348 294
0.27%, 10/20/61(a) 1,060 60
0.27%, 5/20/63(a) 53,422 980

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
0.29%, 5/20/62(a) $ 15,715 $ 920
0.29%, 5/20/62(a) 9,890 580
0.30%, 1/20/62(a) 97,783 4
0.32%, 9/20/62(a) 21,915 490
0.33%, 4/20/61(a) 15,345 1,042
0.50%, 5/20/72(a) 8,458,835 438,760
0.51%, 11/20/61(a) 47,707 5,007
0.57%, 12/20/67(a) 61,712 2,360
0.84%, 8/20/58(a) 144,708 2,114
1.03%, 11/20/69(a) 1,272,315 76,743
1.06%, 7/20/69(a) 1,604,197 81,617
1.06%, 9/20/69(a) 1,724,129 91,587
1.08%, 6/20/69(a) 1,596,216 64,373
1.14%, 12/20/70(a) 5,699,674 289,799
1.18%, 8/20/63(a) 167,476 2,764
1.19%, 8/20/69(a) 2,557,934 159,092
1.26%, 4/20/62(a) 90,661 1,918
1.34%, 6/20/63(a) 534,793 21,862
1.40%, 1/20/64(a) 287,911 8,705
1.53%, 5/20/60(a) 232,549 14,179
1.58%, 5/20/64(a) 460,026 12,250
1.59%, 10/20/64(a) 322,871 7,310
1.62%, 5/20/64(a) 504,256 18,419
1.63%, 11/20/60(a) 658,091 44,977
1.65%, 7/20/67(a) 12,821,316 333,867
1.66%, 4/20/60(a) 66,927 5,899
1.66%, 4/20/60(a) 34,313 3,024
1.66%, 4/20/63(a) 181,299 7,118
1.68%, 5/20/63(a) 456,803 16,689
1.71%, 9/20/65(a) 151,248 2,367
1.74%, 3/20/68(a) 101,173 3,909
1.74%, 11/20/67(a) 14,657,554 506,216
1.74%, 9/20/66(a) 322,275 11,662
1.76%, 11/20/64(a) 1,148,374 64,820
1.76%, 1/20/65(a) 11,405,214 337,253
1.80%, 6/20/67(a) 12,855,119 400,142
1.83%, 7/20/67(a) 724,617 21,140
1.83%, 1/20/66(a) 759,341 19,650
1.84%, 4/20/67(a) 346,125 9,718
1.85%, 6/20/65(a) 6,257,380 269,816
1.86%, 10/20/67(a) 13,754,590 375,119
1.87%, 6/20/67(a) 351,632 8,795
1.88%, 10/20/66(a) 271,137 10,231
1.93%, 6/20/66(a) 176,181 7,194
1.94%, 8/20/67(a) 506,602 14,845
1.96%, 10/20/64(a) 1,325,872 114,302
1.99%, 9/20/64(a) 569,050 52,368
1.99%, 9/20/65(a) 184,153 7,470
2.00%, 11/20/50 6,176,139 785,802
2.00%, 8/20/63(a) 27,151 805
2.01%, 6/20/64(a) 731,599 46,025
2.08%, 8/20/66(a) 4,595,278 224,244
2.15%, 2/20/68(a) 623,977 28,146
CME Term SOFR 1 Month + 5.89%,
2.15%, 8/20/42(a)(d) 173,713 17,556
2.15%, 2/20/65(a) 673,559 34,167
2.16%, 3/20/67(a) 2,919,938 175,248
Face
Amount Value
2.19%, 4/20/65(a) $ 187,103 $ 8,242
2.20%, 2/20/68(a) 749,847 29,422
2.21%, 10/20/67(a) 569,809 16,384
2.22%, 2/20/63(a) 7,908 347
2.23%, 1/20/67(a) 148,757 5,744
2.23%, 7/20/66(a) 7,962,883 264,423
2.24%, 5/20/67(a) 2,596,139 85,683
2.24%, 12/20/66(a) 2,411,241 150,118
2.24%, 1/20/68(a) 773,566 46,192
2.25%, 7/20/65(a) 82,204 4,902
CME Term SOFR 1 Month + 5.99%,
2.25%, 4/20/41(a)(d) 56,768 4,486
CME Term SOFR 1 Month + 5.99%,
2.25%, 8/20/42(a)(d) 168,161 18,398
2.27%, 2/20/68(a) 2,395,098 83,467
2.27%, 2/20/68(a) 156,139 6,691
2.27%, 3/20/67(a) 199,180 7,888
2.28%, 7/20/67(a) 1,071,317 55,390
CME Term SOFR 1 Month + 6.03%,
2.29%, 12/20/43(a)(d) 227,662 27,077
2.30%, 10/20/67(a) 570,416 28,204
2.30%, 1/20/68(a) 179,156 7,778
2.30%, 6/20/67(a) 564,935 28,150
2.31%, 10/20/66(a) 244,609 13,039
2.31%, 6/20/66(a) 4,442,936 176,801
2.33%, 8/20/67(a) 274,642 11,664
2.34%, 10/20/69(a) 8,791,887 330,471
2.35%, 2/20/68(a) 3,525,393 135,578
2.35%, 10/20/60(a) 35,790 3,568
2.37%, 7/20/65(a) 248,513 12,484
2.43%, 10/20/67(a) 641,242 34,587
2.43%, 7/20/63(a) 4,062 431
CME Term SOFR 1 Month + 6.19%,
2.45%, 9/20/43(a)(d) 95,300 4,551
2.49%, 11/20/67(a) 893,218 53,694
2.50%, 11/20/51 1,529,952 219,012
2.54%, 2/20/60(a) 50,528 2,969
2.60%, 4/20/66(a) 8,746,329 462,577
2.65%, 6/20/66(a) 2,939,675 261,572
2.67%, 10/20/67(a) 8,804,470 689,540
CME Term SOFR 1 Month + 6.44%,
2.70%, 8/16/34(a)(d) 77,860 3,877
2.77%, 3/20/62(a) 16,128 1,500
2.83%, 5/20/62(a) 26,303 4,137
3.10%, 4/20/62(a) 83,972 12,004
3.24%, 2/20/63(a) 27,502 3,886
3.50%, 10/16/42 530,351 86,642
3.50%, 5/20/43 338,613 54,459
3.66%, 9/20/60(a) 21,593 4,195
5.00%, 2/16/41 18,292 3,548
Great Hall Mortgages No. 1 plc
EURIBOR 3 Month + 0.22%,
2.28%, 3/18/39(a) EUR 313,791 366,527
GS Mortgage Securities Trust
3.35%, 7/10/48 $ 9,382 9,199
IO
0.29%, 9/10/47(a) 101,238 1

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
GSAA Trust
6.00%, 4/1/34 $ 135,213 $ 137,084
GSR Mortgage Loan Trust
CME Term SOFR 1 Month + 0.36%,
4.10%, 3/25/35(a) 35,916 21,634
5.00%, 2/25/34 9,543 9,336
5.50%, 11/25/35 2,260 2,161
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.75%,
5.88%, 3/25/33(a) 2,870 2,869
6.00%, 9/25/35 211,060 214,316
Harvest Commercial Capital Loan
Trust
5.73%, 9/25/46(a)(b) 1,500,000 1,485,652
5.96%, 4/25/52(a)(b) 1,554,000 1,451,303
6.16%, 10/25/56 1,747,263 1,793,989
6.34%, 9/25/46(a)(b) 1,380,000 1,339,193
ICAP Trust
6.47%, 7/25/30(b)(c) 1,500,000 1,522,792
Impac CMB Trust
CME Term SOFR 1 Month + 0.63%,
4.37%, 11/25/35(a) 918,543 835,264
IMS Ecuadorian Mortgage Trust
3.40%, 8/18/43(b) 252,440 248,111
IndyMac INDX Mortgage Loan Trust
6.24%, 11/25/34(a) 13,182 13,218
J.P. Morgan Chase Commercial
Mortgage Securities Trust
IO
0.56%, 12/15/49(a) 1,347,556 3,593
J.P. Morgan Mortgage Trust
3.00%, 10/25/50(a)(b) 76,689 66,630
3.67%, 12/25/34(a) 32,426 29,396
4.05%, 7/27/37(a)(b) 55,902 52,610
La Hipotecaria Panamanian Mortgage
Trust
4.35%, 7/13/52(b) 1,515,633 1,385,895
Lansdowne Mortgage Securities No.
1 plc
EURIBOR 3 Month + 0.30%,
2.40%, 6/15/45(a) EUR 239,200 277,592
Legacy Mortgage Asset Trust
7.50%, 4/25/61(b)(c) $ 2,591,204 2,604,017
LHOME Mortgage Trust
7.63%, 11/25/28(b)(c) 1,500,000 1,506,013
8.00%, 8/25/28(b)(c) 1,741,373 1,751,432
loanDepot GMSR Master Trust
CME Term SOFR 1 Month + 3.15%,
6.88%, 7/16/30(a)(b) 3,200,000 3,254,331
loanDepot GMSR Trust
CME Term SOFR 1 Month + 2.75%,
6.59%, 12/19/30(a)(b) 7,000,000 7,013,825
Mansard Mortgages plc
SONIA + 0.72%,
4.47%, 10/15/48(a) GBP 347,749 457,933
MASTR Adjustable Rate Mortgages
Trust
5.20%, 6/25/34(a) $ 137,192 129,337
Face
Amount Value
MASTR Alternative Loan Trust
5.00%, 5/25/33 $ 109,776 $ 100,809
MASTR Asset Securitization Trust
5.50%, 10/25/25 909 855
MASTR Reperforming Loan Trust
7.50%, 5/25/35(b) 90,927 64,612
MERIT Securities Corp.
ICE LIBOR USD 1 Month + 2.25%,
7.21%, 9/28/32(a)(b) 234,045 226,347
Merrill Lynch Mortgage Investors Trust
4.61%, 1/25/37(a) 6,494 6,336
CME Term SOFR 6 Month + 0.93%,
4.77%, 4/25/29(a) 5,920 5,866
Morgan Stanley Mortgage Loan Trust
6.05%, 2/25/34(a)(e) 46,521 45,674
MR 225 North Calvert Owner LP
0.00%, 8/25/32 3,015,947 2,235,118
Multifamily Trust
CME Term SOFR 1 Month + 2.11%,
5.85%, 4/25/46(a)(b) 1,507,165 1,491,811
National City Mortgage Capital Trust
6.00%, 3/25/38 52,909 50,998
Natixis Commercial Mortgage
Securities Trust
4.13%, 5/15/39(a)(b) 1,000,000 932,053
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(a) GBP 316,103 417,032
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(b)(c) $ 4,983,706 5,088,949
NYMT Loan Trust
7.15%, 2/25/29(b)(c) 3,950,000 3,963,412
OBX
3.00%, 1/25/52(a)(b) 1,732,411 1,514,912
OBX Trust
5.50%, 9/25/55(a)(b) 1,838,056 1,854,928
Ocwen Loan Investment Trust
3.00%, 2/25/37(b) 1,500,000 1,449,987
3.00%, 2/25/37(b) 2,000,000 1,876,023
OLIT
3.00%, 11/25/38(a)(b) 2,500,000 2,290,161
3.00%, 11/25/38(b)(c) 9,000,000 7,475,333
Onity Loan Investment Trust
5.00%, 8/25/37(a)(b) 2,000,000 1,962,572
5.00%, 8/25/37(a)(b) 3,000,000 2,892,250
Prime Mortgage Trust
CME Term SOFR 1 Month + 0.83%,
4.57%, 2/25/35(a) 695,000 619,136
PRKCM Trust
6.43%, 5/25/59(b)(c) 2,478,808 2,526,291
6.60%, 2/25/58(b)(c) 1,864,992 1,865,444
7.22%, 11/25/58(b)(c) 1,167,949 1,186,552
PRPM Fundido DAC
EURIBOR 3 Month + 2.00%,
4.07%, 4/29/75(a)(b) EUR 4,000,000 4,608,474
EURIBOR 3 Month + 3.00%,
5.04%, 1/29/75(a)(b) 3,319,000 3,542,180

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
PRPM LLC
4.00%, 5/25/54(b)(c) $ 2,000,000 $ 1,862,520
6.47%, 5/25/30(b)(c) 2,839,598 2,848,793
PRPM Trust
4.40%, 4/25/67(b)(c) 706,300 709,319
Rain City Mortgage Trust
6.53%, 9/25/29(a)(b) 2,122,000 2,152,810
Rate Mortgage Trust
5.50%, 11/25/55(a)(b) 2,457,064 2,476,548
6.00%, 12/25/54(a)(b) 2,345,423 2,390,499
RBSSP Resecuritization Trust
93.49%, 9/26/37(a)(b) 34,174 246,108
RCKT Mortgage Trust
6.50%, 6/25/54(a)(b) 75,465 77,658
RCO Trust
6.25%, 3/2/55(b)(c) 4,860,342 4,861,517
RCO X Mortgage LLC
5.87%, 1/25/30(b)(c) 344,534 345,516
Real Estate Asset Liquidity Trust
IO
1.09%, 2/12/55(a)(b) CAD 5,508,960 104,355
Reperforming Loan Trust
8.50%, 6/25/35(b) $ 17,579 17,244
Residential Asset Securitization Trust
IO
0.50%, 4/25/37 13,203,545 256,211
Resloc UK plc
EURIBOR 3 Month + 0.45%,
2.55%, 12/15/43(a) EUR 231,355 256,268
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.12%, 5/25/47(a) $ 1,345,352 1,204,911
RMF Buyout Issuance Trust
4.75%, 10/25/50(a)(b) 1,200,000 1,074,921
6.00%, 10/25/50(b) 8,141,660 6,494,781
6.00%, 10/25/50(a)(b) 1,662,000 1,571,346
RMF Proprietary Issuance Trust
2.13%, 9/25/61(a)(b) 1,092,284 1,003,247
2.75%, 10/25/63(a)(b) 3,895,898 3,755,903
3.00%, 1/25/62(a)(b) 3,113,732 2,988,229
3.25%, 4/26/60(a)(b) 1,216,640 1,187,314
3.75%, 6/25/62(a)(b) 2,250,000 2,067,900
3.75%, 6/25/62(a)(b) 2,000,000 1,805,097
Saluda Grade Alternative Mortgage
Trust
7.50%, 2/25/30(b)(c) 2,200,000 2,211,204
7.50%, 5/25/50(a)(b) 2,500,000 2,565,320
7.76%, 4/25/30(b)(c) 3,800,000 3,841,329
7.77%, 5/25/30(b)(c) 3,960,832 3,957,564
Seasoned Credit Risk Transfer Trust
3.25%, 11/25/64 670,702 616,923
3.25%, 6/25/65 2,938,267 2,512,208
Sequoia Mortgage Trust
4.00%, 11/25/55(a)(b) 2,835,440 2,655,235
CME Term SOFR 1 Month + 1.67%,
5.41%, 1/20/36(a) 48,883 39,827
Face
Amount Value
Structured Adjustable Rate Mortgage
Loan Trust
CME Term SOFR 1 Month + 0.35%,
4.09%, 3/25/35(a) $ 131,911 $ 120,277
Structured Asset Mortgage
Investments II Trust
CME Term SOFR 1 Month + 0.57%,
4.31%, 5/25/45(a) 58,404 52,792
Structured Asset Securities Corp.
Mortgage-Backed Pass-Through
Certificates Trust
6.67%, 11/25/30(a) 37,139 36,562
Su Casita
CME Term SOFR 1 Month + 0.34%,
4.07%, 8/26/35(a)(b) 7,229,668 5,946,402
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(a)(b) 506,289 449,154
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.21%, 12/28/50(a) EUR 340,099 370,146
TIAA Bank Mortgage Loan Trust
4.00%, 11/25/48(a)(b) $ 106,202 100,438
UBS Commercial Mortgage Trust
IO
0.91%, 3/15/51(a) 8,162,471 134,287
VCC Trust
8.16%, 5/25/55(b)(c) 3,726,230 3,708,296
Velocity Commercial Capital Loan
Trust
2.57%, 5/25/51(a)(b) 1,497,860 1,150,201
6.17%, 9/25/55(a)(b) 1,220,553 1,222,481
Verus Securitization Trust
5.93%, 3/25/68(b)(c) 1,289,288 1,292,389
WaMu Mortgage Backed Pass-
Through Certificates
5.92%, 12/19/39(a) 131,290 131,288
Waterfall Commercial Mortgage Trust
4.10%, 9/14/22(a)(b) 413,118 409,303
335,753,474
Corporate Bonds ( 3 .7% )
Banks (0.5%)
Nordea Kredit Realkreditaktieselskab
4.00%, 10/1/56 DKK 25,000,000 3,864,140
Financial Services (3.2%)
CSFB Mortgage Securities
5.15%, 12/3/28(b) $ 1,020,000 899,624
Nykredit Realkredit A/S
4.00%, 10/1/46 - 10/1/56 DKK 107,982,122 16,954,409
Realkredit Danmark A/S
4.00%, 10/1/56 45,670,271 7,123,190
24,977,223
28,841,363
Total Fixed Income Securities
(Cost $777,966,949)
797,211,579
–

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 9 .3% )
Investment Company ( 0 .8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(f)
(Cost $6,536,935)
6,536,935 $ 6,536,935
Face
Amount
Commercial Paper ( 1 .0% )
Banco Santander SA
4.46%, 1/14/26(b) $ 3,000,000 2,995,634
Danske Bank A/S
4.57%, 1/9/26(b) 2,000,000 1,998,131
HSBC USA, Inc.
4.79%, 1/27/26(b) 3,000,000 2,991,402
Total Commercial Paper
(Cost $7,982,551)
7,985,167
U.S. Government and Agency Securities ( 7 .5% )
U.S. Treasury Bills
3.53%, 6/25/26 5,000,000 4,915,844
3.75%, 3/3/26(g) 25,000,000 24,852,651
3.76%, 4/30/26 5,000,000 4,942,569
3.77%, 2/5/26 10,000,000 9,966,650
3.96%, 2/19/26 10,000,000 9,952,613
4.23%, 1/2/26 5,000,000 5,000,000
Total U.S. Government and Agency
Securities
(Cost $59,601,359)
59,630,327
Total Short-Term Investments
(Cost $74,120,845)
74,152,429
Total Investments ( 110 .1% )
( Cost $ 852,087,794 ) (h) (i) 871,364,008
Liabilities in Excess of Other Assets
(-10.1%)
(79,738,240)
Net Assets (100.0%) $791,625,768
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at December 31, 2025.
(e) For the period ended December 31, 2025, there were no purchases or sales of Morgan Stanley, Commercial Mortgage-Backed Securities,
which may be deemed an affiliate of the Advisor under the
Investment Company Act of 1940.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025, management fees paid were reduced by
$4,583 relating to the Fund’s investment in the Liquidity Fund.
(g) All or a portion of the security pledged as collateral for futures contracts.
(h) At December 31, 2025, the aggregate cost for federal income tax purposes is $852,087,794. The aggregate gross unrealized appreciation is $25,694,810 and the aggregate gross unrealized depreciation is $6,418,596, resulting in net unrealized appreciation of $19,276,214.
(i) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
ICE Intercontinental Exchange
IO Interest Only
LIBOR London Interbank Offered Rate
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.4)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.4)%
UMBS, Single Family, 30 Year, 5.00%, TBA, 1/25/56 $ (19,000,000) $ (18,955,469)
Total Securities Sold Short (proceeds $18,938,086) $ (18,955,469)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc $ 1,045,993 GBP 1,392,124 3/18/26 $ (17,563)
Citibank N.A. $ 2,066,851 CAD 1,498,577 3/18/26 (11,952)
Goldman Sachs Group, Inc. $ 135,357 EUR 159,327 3/18/26 (283)
J.P. Morgan Chase Bank $ 26,324,016 MXN 1,432,503 3/18/26 (19,024)
J.P. Morgan Chase Bank $ 179,879,314 DKK 28,192,703 3/18/26 (228,934)
Royal Bank of Canada $ 680,526 EUR 803,857 3/18/26 1,398
UBS AG $ 27,602,669 EUR 32,290,292 3/18/26 (258,057)
$ (534,415)
CAD Canadian Dollar
DKK Denmark Krone
EUR Euro
GBP British Pound
MXN Mexican Peso
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Depreciation
Long:
U.S. Treasury 2 Year Notes 84 Mar-26 $ 16,800,000 $ 17,538,281 $ (6,725)
U.S. Treasury 5 Year Notes 932 Mar-26 93,200,000 101,871,969 (161,478)
U.S. Treasury 10 Year Notes 95 Mar-26 9,500,000 10,681,563 (71,421)
U.S. Treasury Long Bonds 14 Mar-26 1,400,000 1,618,313 (17,636)
$ (257,260)

Portfolio Composition
Classification
Percentage of Total
Investments
Commercial Mortgage-Backed Securities 38 .5%
Collateralized Mortgage Obligations — Agency
Collateral Series 30 .4
Asset-Backed Securities 19 .2
U.S. Government and Agency Securities 6 .8
Other* 5 .1
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 131,710,126 and total unrealized depreciation of $ 257,260 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 534,415 .

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (97.7%)
Asset-Backed Securities ( 21 .2% )
AASET Ltd.,
2025-2A
5.52%, 2/16/50(a) $ 2,457,477 $ 2,477,197
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 421,102 422,591
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 1,798,270 1,800,700
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 234,805 237,416
2024-3AL
5.68%, 12/26/31(a) 96,957 98,209
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 149,280 149,393
2025-1A
5.38%, 6/20/29(a) 154,276 154,230
2025-2A
5.55%, 6/20/28(a) 1,039,655 1,039,965
AGL CLO 13 Ltd.,
2021-13A
CME Term SOFR 3 Month + 1.80%,
5.68%, 10/20/34(a)(b) 2,000,000 2,001,850
Ally Bank Auto Credit-Linked Notes,
2025-B
4.31%, 9/15/33(a) 1,720,325 1,725,460
2025-B
4.50%, 9/15/33(a) 2,124,834 2,134,018
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 729,122 746,660
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 737,477 739,470
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 153,424 154,729
ARES XLIV CLO Ltd.,
2017-44A
CME Term SOFR 3 Month + 1.75%,
5.65%, 4/15/34(a)(b) 3,000,000 3,003,804
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 197,426 198,432
2024-1A
5.84%, 3/15/27(a) 32,646 32,712
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 91,114 91,196
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 749,617 711,137
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(c) 1,281,614 1,256,085
Face
Amount Value
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) $ 1,794,507 $ 1,825,739
2025-2A
5.47%, 8/15/50(a) 1,200,980 1,216,982
2025-2A
6.30%, 8/15/50(a) 1,406,607 1,421,691
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(b) 2,025,000 2,010,743
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 2,084,155 2,101,085
2025-1
4.85%, 2/25/33(a) 583,564 588,140
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 429,188 434,442
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 2,967,986 2,992,151
2024-2A
5.92%, 11/22/49(a) 250,000 253,241
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 3,450,000 3,392,066
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 625,292 535,276
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 365,943 372,781
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 162,274 164,041
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 3,230,000 3,187,857
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 1,980,480 1,943,525
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 220,890 222,144
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 583,301
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 1,980,879 1,968,730
2020-1A
3.79%, 7/20/50(a) 784,810 773,459
2020-2A
3.24%, 1/20/51(a) 1,635,520 1,586,608
2021-1A
2.79%, 10/20/51(a) 1,484,499 1,404,482

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
4.99%, 1/27/70(a)(b) $ 402,979 $ 404,275
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 899,607 810,068
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 265,968 264,697
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 3,229,934 3,255,299
2025-FL1
5.67%, 7/25/55(a)(c) 1,824,476 1,838,733
2025-FL2
5.05%, 11/25/55(a)(c) 1,104,214 1,107,417
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(b) 1,500,000 1,493,537
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 2,239,920 2,236,624
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(c) 324,928 322,070
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 1,097,508 1,116,196
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 341,557 343,904
2024-2A
5.58%, 6/17/30(a) 108,654 109,934
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 651,420 668,175
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 412,130 411,205
2021-1A
2.77%, 4/20/29(a) 1,033,491 1,029,407
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.42%, 10/25/55(a)(b) 1,127,132 1,130,646
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,059,375 1,072,283
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.62%, 3/20/54(a)(b) 420,002 421,911
2024-HE1
SOFR30A + 1.50%,
5.42%, 8/25/54(a)(b) 199,022 199,529
Face
Amount Value
2024-HE2
SOFR30A + 1.20%,
5.12%, 10/20/54(a)(b) $ 214,530 $ 214,810
2025-HE3
SOFR30A + 1.35%,
5.27%, 3/20/56(a)(b) 2,478,882 2,489,701
Jamestown CLO IX Ltd.,
2016-9A
CME Term SOFR 3 Month + 2.00%,
5.86%, 7/25/34(a)(b) 4,000,000 4,003,376
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 744,735 745,189
2021-1A
2.89%, 2/15/52(a) 2,589,565 2,553,757
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 205,387 205,728
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 433,451 435,935
2024-3A
4.97%, 10/15/29(a) 240,137 240,238
2025-1A
5.10%, 10/15/30(a) 579,022 579,222
2025-2A
5.18%, 5/15/30(a) 2,156,212 2,167,071
2025-2A
5.13%, 11/15/30(a) 1,165,000 1,172,918
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.58%, 5/16/30(a)(b) 1,282,000 1,285,124
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 756,528 639,996
2021-2GS
2.22%, 3/20/48(a) 1,010,934 825,301
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,227,903 1,172,829
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 86,212 85,495
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 205,573 197,155
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 2,226,000 2,255,453
2025-1A
4.95%, 7/16/35(a) 2,245,000 2,257,545
2025-1A
5.26%, 7/16/35(a) 753,000 759,415
Mission Lane Credit Card Master Trust,
2025-C
4.78%, 12/16/30(a) 1,600,000 1,608,540

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) $ 625,972 $ 631,862
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 627,132 624,246
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 1,354,567 1,216,289
2020-1A
2.10%, 4/20/46(a) 127,844 113,429
2021-1A
2.05%, 12/20/46(a) 626,779 506,898
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 561,857 565,235
Navistar Financial Dealer Note Master Owner Trust II,
2025-1
4.18%, 9/25/30(a) 696,000 699,309
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 1,236,725 1,188,336
2023-1A
7.31%, 1/30/53(a) 2,207,575 2,239,739
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 426,605 430,870
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 275,182 280,329
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 315,261 311,549
2021-GNT1
3.47%, 11/25/26(a) 337,043 331,641
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.47%, 2/25/55(a)(b) 2,054,014 2,068,961
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 254 254
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 695,000 675,748
2021-1A
1.95%, 6/16/36(a) 1,627,000 1,542,178
2022-2A
5.24%, 10/14/34(a) 4,415,000 4,430,335
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 800,000 801,701
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 196,321 193,035
Face
Amount Value
2025-A
5.01%, 2/8/33(a) $ 500,000 $ 500,015
2025-A
5.30%, 2/8/33(a) 274,000 273,966
2025-A
5.89%, 2/8/33(a) 1,234,000 1,231,979
2025-C
4.93%, 7/8/33(a) 1,590,000 1,593,255
2025-C
5.18%, 7/8/33(a) 2,770,000 2,771,620
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.35%, 8/20/30(b) 25,971 26,421
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 26,645 26,685
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 314,096 314,224
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 356,607 359,775
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 218,142 219,896
2025-1A
5.04%, 7/20/32(a) 430,000 438,693
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 262,247 268,333
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 1,142,100 1,095,702
2022-1A
4.01%, 12/5/51(a) 481,250 457,469
2024-1A
5.77%, 6/5/54(a) 1,050,700 1,068,774
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.93%, 3/25/29(a)(b) 700,000 706,973
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.18%, 8/26/30(a)(b) 1,135,000 1,140,096
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 187,702 188,541
RAM LLC,
2025-1
5.45%, 5/15/40(a) 1,618,592 1,627,243
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 1,690,000 1,698,686
RCKTL,
2025-2A
4.48%, 11/27/34(a) 1,531,951 1,533,767

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
2025-2A
4.60%, 11/27/34(a) $ 1,825,000 $ 1,828,441
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 93,456 93,847
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 14,758 14,748
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 1,499,116 1,505,349
2025-1A
5.49%, 6/27/33(a) 1,200,000 1,203,141
2025-4A
5.12%, 4/25/34(a) 930,000 933,902
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 861,000 859,192
Saluda Grade Alternative Mortgage Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.55%, 10/25/55(a)(b) 3,088,575 3,096,284
Santander Bank Auto Credit-Linked Notes,
2023-A
13.75%, 6/15/33(a) 1,510,000 1,574,727
2025-A
4.48%, 1/16/34(a) 1,165,197 1,168,658
2025-A
4.66%, 1/16/34(a) 779,975 782,299
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 1,858,796 1,862,477
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 3,278,170 3,122,227
2021-1
2.87%, 7/30/51(a) 786,533 738,223
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 1,590,075 1,505,431
2025-1A
5.53%, 10/25/55(a) 1,858,000 1,854,864
SoFi Consumer Loan Program Trust,
2025-2
4.97%, 6/25/34(a) 945,000 955,072
2025-4
4.60%, 8/25/35(a) 3,000,000 3,012,167
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.70%, 1/17/39(a)(b) 317,097 317,637
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.24%, 5/17/39(a)(b) 551,577 554,504
Face
Amount Value
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.19%, 2/17/42(a)(b) $ 1,277,314 $ 1,279,375
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.69%, 2/17/42(a)(b) 497,000 497,706
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.39%, 8/17/42(a)(b) 1,129,000 1,130,409
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 857,031 855,052
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 538,975 539,892
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 219,580 228,478
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 1,513,229 1,510,558
2024-3A
5.57%, 7/30/54(a) 495,000 491,993
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 695,156 550,224
Tesla Lease Electric Vehicle Securitization LLC,
2025-A
4.27%, 11/20/28(a) 2,205,000 2,217,774
Theorem Funding Trust,
2022-3A
8.95%, 4/15/29(a) 672,200 676,370
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.22%, 9/25/65(a)(b) 3,047,349 3,054,956
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.34%, 3/17/42(a)(b) 1,620,000 1,622,621
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 2,187,194 2,191,858
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 2,647,574 2,670,162
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 158,209 156,146
Willis Engine Structured Trust IX,
2025-B
5.16%, 12/15/50(a) 2,058,000 2,066,247
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 1,630,601 1,659,265

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (21.2%) (cont’d)
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) $ 235,997 $ 237,445
179,298,224
Collateralized Mortgage Obligations — Agency Collateral Series  ( 5 .5% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.33%, 7/1/38(b) 70,271 71,849
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.38%, 6/1/38(b) 33,449 34,222
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.38%, 3/1/37(b) 94,892 97,150
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.33%,
6.44%, 1/1/36(b) 73,074 74,693
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 4,648 4,930
8.00%, 8/1/32 2,162 2,276
8.50%, 8/1/31 2,780 2,939
GNMA I, 30 Year
8.50%, 7/15/30 13 13
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 35,239 36,926
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 20,860,629 21,170,045
UMBS, 30 Year
5.50%, 11/1/54 - 2/1/55 9,226,694 9,364,030
6.00%, 9/1/37 20,143 21,268
6.50%, 2/1/28 - 10/1/32 37,191 38,925
7.00%, 7/1/29 - 3/1/37 54,469 57,454
7.50%, 8/1/37 6,249 6,629
8.00%, 4/1/33 10,173 10,728
8.50%, 10/1/32 5,334 5,632
UMBS, Single Family, 30 Year
5.00%, 1/25/56, TBA 15,516,000 15,479,634
5.50%, 1/25/56 - 2/25/56 432,000 437,881
46,917,224
Commercial Mortgage-Backed Securities ( 18 .0% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 325,001 311,108
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(b) 187,729 183,207
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 591,000 557,209
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.10%, 8/15/39(a)(b) 534,000 535,871
CME Term SOFR 1 Month + 2.90%,
6.65%, 8/15/39(a)(b) 770,000 776,886
Bellemeade RE Ltd.
SOFR30A + 3.85%,
7.72%, 9/25/31(a)(b) 2,100,000 2,172,470
Face
Amount Value
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.25%, 12/15/35(a)(b) $ 1,328,000 $ 1,322,091
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.25%, 11/15/42(a)(b) 1,370,000 1,375,957
CME Term SOFR 1 Month + 1.80%,
5.55%, 11/15/42(a)(b) 865,000 869,281
CME Term SOFR 1 Month + 1.84%,
5.59%, 11/15/41(a)(b) 500,000 501,558
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
5.64%, 7/15/41(a)(b) 2,542,000 2,556,616
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.45%, 12/15/42(a)(b) 1,557,000 1,561,621
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(c) 1,615,116 1,619,593
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(b) 4,124 4,116
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
4.56%, 4/15/34(a)(b) 1,100,000 1,088,080
CME Term SOFR 1 Month + 2.11%,
5.86%, 6/15/27(a)(b) 1,127,000 1,130,232
CME Term SOFR 1 Month + 3.14%,
6.89%, 6/15/27(a)(b) 1,745,000 1,752,256
CME Term SOFR 1 Month + 3.89%,
7.64%, 6/15/27(a)(b) 980,000 985,748
BX Trust
CME Term SOFR 1 Month + 1.85%,
5.60%, 7/15/42(a)(b) 1,675,000 1,682,171
Chase Home Lending Mortgage Trust
5.50%, 2/25/56(a)(b) 2,021,331 2,039,886
COMM Mortgage Trust
5.50%, 8/10/40(a) 1,000,000 1,004,709
CSMC Trust
3.90%, 4/25/62(a)(b) 1,153,849 1,120,002
CME Term SOFR 1 Month + 3.83%,
7.58%, 8/15/26(a)(b) 2,512,868 2,439,789
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
5.10%, 11/15/42(a)(b) 1,875,000 1,879,128
CME Term SOFR 1 Month + 1.60%,
5.35%, 11/15/42(a)(b) 1,095,000 1,098,255
Durst Commercial Mortgage Trust
5.82%, 8/10/42(a)(b) 995,000 1,016,300
6.79%, 8/10/42(a)(b) 719,000 744,396
Extended Stay America Trust
CME Term SOFR 1 Month + 1.60%,
5.35%, 10/15/42(a)(b) 2,900,000 2,909,342
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 414,679 387,063
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.67%, 11/25/41(a)(b) 880,000 926,869
SOFR30A + 8.50%,
12.37%, 2/25/42(a)(b) 1,035,000 1,111,231

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (18.0%) (cont’d)
FHLMC STACR Trust
SOFR30A + 6.25%,
10.12%, 9/25/41(a)(b) $ 660,000 $ 681,215
FHLMC, REMIC
SOFR30A + 0.95%,
4.82%, 10/25/54(b) 2,538,046 2,543,541
SOFR30A + 1.00%,
4.87%, 2/25/54(b) 1,791,489 1,797,629
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 159,345 159,835
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 996,314 999,485
SOFR30A + 1.00%,
4.87%, 4/25/55(b) 1,445,855 1,443,030
SOFR30A + 1.05%,
4.92%, 4/25/54(b) 1,930,681 1,937,584
SOFR30A + 1.05%,
4.92%, 10/25/54(b) 1,944,467 1,951,611
SOFR30A + 1.10%,
4.97%, 4/25/54(b) 2,008,256 2,017,381
SOFR30A + 1.10%,
4.97%, 4/25/54(b) 673,980 678,609
SOFR30A + 1.10%,
4.97%, 5/25/54(b) 603,821 607,930
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 1,769,475 1,777,887
SOFR30A + 1.15%,
5.02%, 2/25/55(b) 2,938,303 2,953,417
SOFR30A + 1.15%,
5.02%, 7/25/55(b) 2,721,791 2,730,092
SOFR30A + 1.20%,
5.07%, 8/25/54(b) 2,458,193 2,473,921
SOFR30A + 1.25%,
5.12%, 5/25/54(b) 2,482,345 2,501,540
SOFR30A + 1.26%,
5.13%, 4/25/54(b) 2,063,435 2,081,312
SOFR30A + 1.30%,
5.17%, 8/25/54(b) 864,748 869,837
SOFR30A + 1.40%,
5.27%, 1/25/54(b) 1,248,266 1,259,837
SOFR30A + 1.43%,
5.30%, 12/25/54(b) 816,556 821,839
7.50%, 9/15/29 41,534 42,503
FHLMC, Strips
SOFR30A + 1.30%,
5.17%, 10/25/53(b) 1,012,524 1,021,264
FNMA, REMIC
SOFR30A + 0.95%,
4.82%, 1/25/54(b) 391,421 393,169
SOFR30A + 1.05%,
4.92%, 9/25/55(b) 2,226,082 2,230,818
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 1,698,292 1,706,828
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 2,295,917 2,306,871
SOFR30A + 1.15%,
5.02%, 6/25/54(b) 1,241,389 1,249,392
Face
Amount Value
SOFR30A + 1.15%,
5.02%, 6/25/54(b) $ 1,726,583 $ 1,732,485
SOFR30A + 1.15%,
5.02%, 8/25/55(b) 2,250,400 2,258,857
SOFR30A + 1.00%,
5.07%, 11/25/54(b) 2,583,000 2,584,292
SOFR30A + 1.20%,
5.07%, 5/25/54(b) 584,711 587,628
SOFR30A + 1.30%,
5.17%, 10/25/53(b) 2,884,833 2,912,158
SOFR30A + 1.47%,
5.34%, 11/25/54(b) 2,631,693 2,652,075
Fontainebleau Miami Beach Mortgage Trust
CME Term SOFR 1 Month + 1.85%,
5.60%, 12/15/39(a)(b) 2,195,000 2,203,256
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 936,983
GNMA
CME Term SOFR 1 Month + 0.39%,
4.39%, 5/20/63(b) 1,927 1,920
CME Term SOFR 1 Month + 0.56%,
4.56%, 5/20/62(b) 83 83
CME Term SOFR 1 Month + 0.61%,
4.61%, 3/20/61(b) 13,632 13,690
CME Term SOFR 1 Month + 0.67%,
4.67%, 9/20/62(b) 27,232 27,404
CME Term SOFR 1 Month + 0.71%,
4.71%, 1/20/64(b) 9,063 9,116
SOFR30A + 0.90%,
4.82%, 7/20/53(b) 1,682,649 1,685,984
SOFR30A + 0.95%,
4.87%, 3/20/54(b) 498,332 499,325
SOFR30A + 1.00%,
4.92%, 2/20/54(b) 1,052,739 1,055,325
SOFR30A + 1.00%,
4.92%, 12/20/54(b) 960,589 963,888
SOFR30A + 1.00%,
4.92%, 6/20/55(b) 1,617,337 1,620,869
SOFR30A + 1.00%,
4.92%, 9/20/64(b) 1,868,807 1,876,252
SOFR30A + 1.05%,
4.97%, 12/20/54(b) 1,441,012 1,448,475
SOFR30A + 1.05%,
4.97%, 10/20/55(b) 1,747,869 1,756,301
SOFR30A + 1.10%,
5.02%, 8/20/53(b) 1,701,368 1,709,332
SOFR30A + 1.10%,
5.02%, 8/20/65(b) 2,451,721 2,460,759
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.29%, 3/15/39(a)(b) 1,391,000 1,394,678
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.26%, 12/15/42(a)(b) 2,002,000 2,005,888
GWT
CME Term SOFR 1 Month + 1.69%,
5.44%, 5/15/41(a)(b) 570,000 572,286

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (18.0%) (cont’d)
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 3/15/42(a)(b) $ 520,000 $ 521,151
CME Term SOFR 1 Month + 1.74%,
5.49%, 3/15/42(a)(b) 2,500,000 2,501,561
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.39%, 6/15/41(a)(b) 1,267,500 1,271,438
CME Term SOFR 1 Month + 1.99%,
5.74%, 6/15/41(a)(b) 400,000 401,711
Home RE Ltd.
SOFR30A + 4.15%,
8.02%, 1/25/34(a)(b) 1,005,000 1,030,241
Hudson Yards Mortgage Trust
6.34%, 1/13/40(a)(b) 1,075,000 1,119,583
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.59%, 9/15/41(a)(b) 3,275,000 3,286,016
CME Term SOFR 1 Month + 2.84%,
6.59%, 9/15/41(a)(b) 297,000 298,222
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.00%, 3/15/42(a)(b) 2,181,000 2,188,146
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
5.69%, 6/15/39(a)(b) 436,000 437,585
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 610,000 613,086
loanDepot GMSR Trust
CME Term SOFR 1 Month + 2.75%,
6.59%, 12/19/30(a)(b) 1,548,000 1,551,057
Marlette Funding Trust
7.20%, 4/15/33(a) 576,867 578,861
MFA Trust
6.33%, 9/25/54(c) 426,594 427,511
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(b) 22,225 21,571
3.75%, 8/25/55(a)(b) 49,992 49,144
3.77%, 9/25/57(a)(b) 135,811 128,627
NJ
6.08%, 3/5/35(a)(b) 540,000 547,210
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 453,064 462,632
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 10/15/40(a)(b) 435,000 436,037
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.74%, 8/15/29(a)(b) 1,020,000 1,024,559
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.96%, 11/15/38(a)(b) 2,035,000 2,035,234
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(b) 113,414 108,312
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.24%, 12/15/39(a)(b) 712,000 714,019
Face
Amount Value
CME Term SOFR 1 Month + 1.89%,
5.64%, 12/15/39(a)(b) $ 2,642,000 $ 2,651,989
CME Term SOFR 1 Month + 2.79%,
6.54%, 12/15/39(a)(b) 254,000 255,369
PENN Commercial Mortgage Trust
5.34%, 8/10/42(a)(b) 960,000 984,509
PRKCM Trust
6.99%, 9/25/58(a)(c) 1,673,064 1,690,050
PRM5 Trust
5.62%, 3/10/33(a)(b) 600,000 600,961
PRMI Securitization Trust
SOFR30A + 1.50%,
5.43%, 12/25/55(a)(b) 1,790,000 1,787,632
Provident Funding Mortgage Trust
5.50%, 11/25/55(a)(b) 2,404,333 2,426,404
6.00%, 8/25/55(a)(b) 943,773 957,506
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 594,328 602,542
Radnor Re Ltd.
SOFR30A + 2.70%,
6.57%, 7/25/33(a)(b) 284,912 286,344
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
5.49%, 5/15/39(a)(b) 437,000 436,513
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
4.47%, 8/20/34(b) 39,837 37,295
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.70%, 10/15/41(a)(b) 500,000 501,848
Silver Hill Trust
3.10%, 11/25/49(a)(b) 15,963 15,907
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.34%, 6/15/39(a)(b) 1,375,000 1,377,566
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 540,000 568,910
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 1,105,000 1,107,519
151,913,105
Corporate Bonds ( 44 .3% )
Aerospace & Defense (0.9%)
Boeing Co. (The)
6.30%, 5/1/29(d) 4,082,000 4,334,244
Hexcel Corp.
4.20%, 2/15/27(c) 1,946,000 1,942,850
TransDigm, Inc.
6.38%, 3/1/29(a)(d) 1,229,000 1,268,966
7,546,060
Automobile Components (0.2%)
Clarios Global LP
6.75%, 2/15/30(a) 1,377,000 1,441,113
Automobiles (1.4%)
General Motors Co.
6.80%, 10/1/27(d) 3,689,000 3,842,005
Hyundai Capital America
4.50%, 9/18/30(a) 3,446,000 3,447,626

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (44.3%) (cont’d)
4.90%, 6/23/28(a)(d) $ 4,079,000 $ 4,143,837
11,433,468
Banks (12.5%)
AIB Group plc
6.61%, 9/13/29(a)(b)(d) 2,843,000 3,020,006
Banco Santander SA
4.18%, 3/24/28(b) 2,600,000 2,601,453
5.59%, 8/8/28(d) 3,500,000 3,631,147
6.61%, 11/7/28(d) 2,056,000 2,195,456
Bank of America Corp.
3.42%, 12/20/28(b) 1,038,000 1,025,278
3.50%, 4/19/26(d) 400,000 399,525
4.38%, 4/27/28(b)(d) 5,874,000 5,898,983
5.08%, 1/20/27(b) 1,408,000 1,408,701
5.16%, 1/24/31(b)(d) 4,106,000 4,239,720
BNP Paribas SA
5.34%, 6/12/29(a)(b) 2,714,000 2,785,134
BPCE SA
5.88%, 1/14/31(a)(b)(d) 1,134,000 1,185,686
6.71%, 10/19/29(a)(b) 1,109,000 1,177,033
CaixaBank SA
4.89%, 7/3/31(a)(b) 4,131,000 4,193,820
Canadian Imperial Bank of Commerce
4.58%, 9/8/31(b)(d) 2,960,000 2,983,907
Citizens Financial Group, Inc.
5.25%, 3/5/31(b) 963,000 989,838
DNB Bank ASA
4.38%, 11/4/31(a)(b)(d) 4,298,000 4,282,685
HSBC Holdings plc
5.60%, 5/17/28(b) 2,911,000 2,965,985
HSBC USA, Inc.
4.65%, 6/3/28 645,000 655,134
ING Groep NV
5.07%, 3/25/31(b)(d) 6,691,000 6,859,060
Intesa Sanpaolo SpA
5.71%, 1/15/26(a)(d) 3,684,000 3,685,839
JPMorgan Chase & Co.
3.63%, 12/1/27 300,000 298,597
4.26%, 10/22/31(b) 3,170,000 3,161,064
4.92%, 1/24/29(b)(d) 325,000 331,088
5.01%, 1/23/30(b)(d) 1,294,000 1,326,915
5.14%, 1/24/31(b)(d) 2,789,000 2,883,229
5.57%, 4/22/28(b)(d) 1,408,000 1,436,400
6.09%, 10/23/29(b) 5,225,000 5,504,966
KeyBank NA
5.85%, 11/15/27(d) 1,385,000 1,427,741
NatWest Group plc
5.12%, 5/23/31(b)(d) 5,272,000 5,416,232
PNC Bank NA
2.70%, 10/22/29(d) 982,000 927,630
PNC Financial Services Group, Inc. (The)
4.90%, 5/13/31(b)(d) 1,635,000 1,673,842
5.30%, 1/21/28(b) 1,495,000 1,514,764
Royal Bank of Canada
4.31%, 11/3/31(b)(d) 3,491,000 3,475,608
4.70%, 8/6/31(b)(d) 3,963,000 4,015,695
4.97%, 5/2/31(b) 1,803,000 1,844,528
Face
Amount Value
Societe Generale SA
5.51%, 5/22/31(a)(b)(d) $ 3,760,000 $ 3,878,384
Swedbank AB
6.14%, 9/12/26(a) 1,516,000 1,538,478
Synovus Bank
5.63%, 2/15/28 1,828,000 1,867,909
Synovus Financial Corp.
6.17%, 11/1/30(b)(d) 2,319,000 2,410,780
Truist Financial Corp.
6.05%, 6/8/27(b) 2,138,000 2,155,501
Wells Fargo & Co.
3.90%, 3/15/26(b)(e) 2,862,000 2,854,842
106,128,583
Biotechnology (0.2%)
Biogen, Inc.
2.25%, 5/1/30(d) 2,050,000 1,884,425
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a)(d) 2,130,000 2,141,485
Capital Markets (5.6%)
Antares Holdings LP
2.75%, 1/15/27(a) 398,000 389,165
3.75%, 7/15/27(a)(d) 1,619,000 1,583,991
Bank of New York Mellon (The)
4.73%, 4/20/29(b) 995,000 1,011,497
Bank of New York Mellon Corp. (The)
4.94%, 2/11/31(b)(d) 1,114,000 1,145,883
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,844,000 1,899,321
Brookfield Asset Management Ltd.
4.65%, 11/15/30(d) 4,391,000 4,428,053
CI Financial Corp.
7.50%, 5/30/29(a)(d) 3,213,000 3,419,289
Citadel Finance LLC
5.90%, 2/10/30(a) 2,850,000 2,910,722
Citadel LP
6.00%, 1/23/30(a)(d) 551,000 575,880
Citadel Securities Global Holdings LLC
5.50%, 6/18/30(a)(d) 3,321,000 3,410,644
Deutsche Bank AG
5.37%, 1/10/29(b) 2,842,000 2,900,454
Goldman Sachs Bank USA
5.28%, 3/18/27(b) 600,000 601,527
5.41%, 5/21/27(b) 841,000 845,502
Goldman Sachs Group, Inc. (The)
4.37%, 10/21/31(b)(d) 1,895,000 1,890,889
5.22%, 4/23/31(b)(d) 3,009,000 3,108,453
HAT Holdings I LLC
3.75%, 9/15/30(a)(d) 2,426,000 2,249,043
Jefferies Financial Group, Inc.
2.63%, 10/15/31(d) 1,348,000 1,196,692
2.75%, 10/15/32 909,000 791,460
4.15%, 1/23/30(d) 1,426,000 1,407,192
LPL Holdings, Inc.
4.00%, 3/15/29(a) 2,424,000 2,384,712
Marex Group plc
6.40%, 11/4/29(d) 1,658,000 1,720,234

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (44.3%) (cont’d)
Oaktree Strategic Credit Fund
6.50%, 7/23/29 $ 661,000 $ 681,235
8.40%, 11/14/28 1,398,000 1,507,061
UBS Group AG
4.25%, 3/23/28(a) 5,481,000 5,482,320
47,541,219
Chemicals (0.3%)
Avient Corp.
7.13%, 8/1/30(a)(d) 1,041,000 1,075,701
LYB International Finance III LLC
5.13%, 1/15/31(d) 1,153,000 1,157,922
2,233,623
Consumer Finance (2.0%)
Aircastle Ltd.
5.75%, 10/1/31(a) 1,163,000 1,212,728
Azorra Finance Ltd.
7.75%, 4/15/30(a) 1,329,000 1,408,453
Ford Motor Credit Co. LLC
4.54%, 8/1/26 1,464,000 1,462,367
5.11%, 5/3/29 2,887,000 2,892,354
5.30%, 9/6/29 1,907,000 1,922,862
5.88%, 11/7/29(d) 817,000 839,001
General Motors Financial Co., Inc.
2.40%, 4/10/28(d) 1,150,000 1,108,067
5.40%, 4/6/26(d) 1,178,000 1,182,200
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a) 5,090,000 5,171,541
17,199,573
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) 2,599,000 2,551,996
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC
5.13%, 5/1/27(a)(d) 4,285,000 4,281,595
Electric Utilities (1.4%)
Capital Power US Holdings, Inc.
5.26%, 6/1/28(a) 4,278,000 4,365,290
Liberty Utilities Co.
5.58%, 1/31/29(a) 1,590,000 1,643,066
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27(d) 2,416,000 2,446,010
4.90%, 2/28/28(d) 1,116,000 1,137,105
Vistra Operations Co. LLC
4.30%, 10/15/28(a) 2,177,000 2,184,717
11,776,188
Electronic Equipment, Instruments & Components (0.5%)
TD SYNNEX Corp.
4.30%, 1/17/29 985,000 983,420
Vontier Corp.
1.80%, 4/1/26 3,534,000 3,511,843
4,495,263
Face
Amount Value
Financial Services (1.3%)
Enact Holdings, Inc.
6.25%, 5/28/29 $ 1,226,000 $ 1,284,896
Essent Group Ltd.
6.25%, 7/1/29 2,672,000 2,790,788
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34 1,906,000 1,942,478
Radian Group, Inc.
4.88%, 3/15/27(d) 2,749,000 2,759,877
Rocket Mortgage LLC
3.63%, 3/1/29(a)(d) 2,651,000 2,562,492
11,340,531
Food Products (1.0%)
JDE Peet's NV
1.38%, 1/15/27(a) 3,079,000 2,983,942
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 5,061,000 5,045,357
8,029,299
Ground Transportation (0.3%)
Ashtead Capital, Inc.
4.38%, 8/15/27(a) 575,000 574,902
Uber Technologies, Inc.
4.50%, 8/15/29(a)(d) 1,658,000 1,661,312
2,236,214
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
5.25%, 10/1/29(a)(d) 1,310,000 1,317,855
Health Care Providers & Services (1.3%)
Centene Corp.
2.45%, 7/15/28(d) 1,336,000 1,251,998
4.63%, 12/15/29(d) 5,824,000 5,653,029
HCA, Inc.
3.13%, 3/15/27 1,024,000 1,013,628
5.50%, 3/1/32(d) 3,164,000 3,298,480
11,217,135
Health Care REITs (0.6%)
CTR Partnership LP
3.88%, 6/30/28(a)(d) 3,074,000 3,029,752
DOC DR LLC
2.63%, 11/1/31(d) 2,131,000 1,919,721
4,949,473
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
6.00%, 6/14/30 1,946,000 2,042,040
Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.13%, 3/15/28(a) 553,000 553,880
Insurance (3.8%)
American International Group, Inc.
3.40%, 6/30/30(d) 2,120,000 2,046,542
American National Global Funding
5.25%, 6/3/30(a) 1,236,000 1,257,427
5.55%, 1/28/30(a) 423,000 434,681

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (44.3%) (cont’d)
American National Group, Inc.
5.75%, 10/1/29(d) $ 1,446,000 $ 1,497,373
6.14%, 6/13/32(a)(d) 546,000 569,709
Athene Global Funding
4.72%, 10/8/29(a) 1,455,000 1,457,457
4.95%, 1/7/27(a) 1,867,000 1,880,966
5.35%, 7/9/27(a)(d) 1,300,000 1,322,266
5.52%, 3/25/27(a) 3,273,000 3,325,482
Athene Holding Ltd.
6.65%, 2/1/33 660,000 715,477
Fortitude Global Funding
4.63%, 10/6/28(a) 2,592,000 2,595,720
Fortitude Group Holdings LLC
6.25%, 4/1/30(a)(d) 1,366,000 1,423,843
GA Global Funding Trust
4.40%, 9/23/27(a) 865,000 868,780
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 3,606,000 3,553,029
Intact Financial Corp.
5.46%, 9/22/32(a) 2,894,000 2,995,005
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b)(d) 1,889,000 1,863,030
NLG Global Funding
4.35%, 9/15/30(a)(d) 2,568,000 2,538,044
Willis North America, Inc.
4.55%, 3/15/31 2,150,000 2,153,525
32,498,356
Media (0.6%)
Charter Communications Operating LLC
6.10%, 6/1/29 2,581,000 2,694,916
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a)(d) 1,283,000 1,290,471
Videotron Ltd.
3.63%, 6/15/29(a) 1,228,000 1,196,244
5,181,631
Multi-Utilities (0.6%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c)(d) 5,428,000 5,454,767
Office REITs (0.2%)
COPT Defense Properties LP
2.00%, 1/15/29 414,000 386,862
2.75%, 4/15/31(d) 1,181,000 1,078,347
1,465,209
Oil, Gas & Consumable Fuels (1.2%)
Occidental Petroleum Corp.
5.20%, 8/1/29(d) 3,384,000 3,470,345
7.95%, 4/15/29 975,000 1,047,647
ONEOK, Inc.
5.38%, 6/1/29(d) 2,539,000 2,617,323
Raizen Fuels Finance SA
6.25%, 7/8/32(a) 1,501,000 1,262,716
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 1,496,000 1,495,427
9,893,458
Face
Amount Value
Passenger Airlines (1.8%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) $ 2,551,000 $ 2,573,082
5.31%, 10/20/31(a)(d) 190,000 191,781
Air Canada
3.88%, 8/15/26(a) 2,705,000 2,693,650
American Airlines, Inc.
5.50%, 4/20/26(a) 658,847 660,126
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 4,953,200 4,984,107
United Airlines, Inc.
4.38%, 4/15/26(a) 4,454,000 4,451,108
15,553,854
Personal Care Products (0.1%)
Edgewell Personal Care Co.
4.13%, 4/1/29(a)(d) 643,000 615,279
Pharmaceuticals (0.5%)
Utah Acquisition Sub, Inc.
3.95%, 6/15/26(d) 4,169,000 4,160,176
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 4,342,000 4,385,171
Semiconductors & Semiconductor Equipment (0.7%)
Foundry JV Holdco LLC
5.90%, 1/25/33(a) 3,486,000 3,650,660
Qorvo, Inc.
3.38%, 4/1/31(a) 1,975,000 1,833,657
5,484,317
Software (0.5%)
Oracle Corp.
4.80%, 9/26/32 3,920,000 3,785,526
Specialized REITs (0.7%)
EPR Properties
3.75%, 8/15/29 141,000 136,816
4.75%, 11/15/30(d) 3,550,000 3,523,661
4.95%, 4/15/28 2,247,000 2,265,395
5,925,872
Specialty Retail (0.5%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 2,488,000 2,407,456
4.63%, 12/15/27(a)(d) 596,000 597,474
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(d) 1,522,000 1,495,119
4,500,049
Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 884,000 942,933
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 1,562,000 1,774,168
2,717,101
Tobacco (0.5%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 4,207,000 4,362,541

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (44.3%) (cont’d)
Trading Companies & Distributors (0.3%)
Imola Merger Corp.
4.75%, 5/15/29(a)(d) $ 2,615,000 $ 2,583,253
Transportation Infrastructure (0.1%)
Seaspan Corp.
5.50%, 8/1/29(a) 1,090,000 1,036,091
Wireless Telecommunication Services (0.3%)
T-Mobile USA, Inc.
2.55%, 2/15/31 3,080,000 2,814,712
374,758,381
Sovereign ( 0 .3% )
Petroleos Mexicanos
6.50%, 3/13/27 313,000 317,817
Romania Government Bond
7.13%, 1/17/33(a) 2,311,000 2,512,084
2,829,901
U.S. Government and Agency Securities ( 8 .4% )
U.S. Treasury Bonds
1.38%, 11/15/40 89,000 57,805
6.25%, 5/15/30 1,056,000 1,164,529
U.S. Treasury Notes
0.63%, 5/15/30 65,000 57,054
0.63%, 8/15/30 448,000 389,900
0.88%, 11/15/30 5,869,000 5,131,478
1.00%, 7/31/28 71,000 66,628
1.25%, 5/31/28 90,000 85,345
1.25%, 9/30/28 288,000 270,956
1.38%, 10/31/28 37,000 34,864
1.38%, 12/31/28 845,000 793,458
1.63%, 8/15/29 1,787,000 1,668,437
1.75%, 11/15/29(d) 1,058,000 988,217
2.25%, 11/15/27 19,758,000 19,322,707
2.75%, 7/31/27 1,314,000 1,299,346
3.25%, 6/30/27 1,132,000 1,128,263
3.50%, 4/30/28 54,000 53,998
3.50%, 11/30/30 20,000 19,802
3.75%, 6/30/30 75,000 75,193
3.88%, 7/15/28 4,229,000 4,265,178
4.13%, 10/31/26 2,270,000 2,279,881
4.13%, 2/28/27 2,322,000 2,337,964
4.13%, 3/31/29 4,517,000 4,592,695
4.25%, 3/15/27 213,000 214,839
4.38%, 8/15/26 380,000 381,822
4.50%, 7/15/26(d) 1,183,000 1,189,131
4.50%, 5/31/29 4,751,000 4,888,426
4.63%, 6/30/26 16,729,700 16,817,321
4.63%, 11/15/26(d) 1,350,000 1,362,178
70,937,415
Total Fixed Income Securities
(Cost $821,828,712)
826,654,250
–
Shares
Investment Companies ( 2 .1% )
Eaton Vance Floating-Rate ETF(d)(f) 252,488 12,491,187
Shares Value
Eaton Vance Ultra-Short Income ETF(f) 100,000 $ 5,088,000
Total Investment Companies
(Cost $17,692,793)
17,579,187
Short-Term Investments ( 6 .5% )
Investment Company ( 1 .2% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(g)
(Cost $9,913,620)
9,913,620 9,913,620
Security held as Collateral on Loaned Securities ( 5 .1% )
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(g)
(Cost $43,252,125)
43,252,125 43,252,125
Face
Amount
U.S. Government and Agency Security ( 0 .2% )
U.S. Treasury Bill
3.75%, 3/3/26(h)
(Cost $1,718,943)
$ 1,730,000 1,719,804
Total Short-Term Investments
(Cost $54,884,688)
54,885,549
Total Investments ( 106 .3% )
( Cost $ 894,406,193 ) including
$ 59,153,267 of Securities Loaned (i) (j) 899,118,986
Liabilities in Excess of Other Assets (-6.3%)
(53,308,317)
Net Assets (100.0%) $845,810,669
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 59,153,267 and $ 60,931,204 , respectively. The Fund
received cash collateral of $ 43,252,125 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 17,679,079 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
(f) For the period ended December 31, 2025, the cost of purchases of Eaton Vance Floating-Rate ETF and Eaton Vance Ultra-Short
Income ETF, which may be deemed affiliates of the Adviser under the Investment Company Act of 1940, were $2,157,583 and $0,
respectively. For the period ended December 31, 2025, management fees related Fund's investments in Eaton Vance Floating-Rate ETF and
Eaton Vance Ultra-Short Income ETF were reduced by $17,376 and
$2,186, respectively.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $5,515 relating to the
Fund’s investment in the Liquidity Fund.
(h) All or a portion of the security pledged as collateral for futures contracts.
(i) At December 31, 2025, the aggregate cost for federal income tax purposes is $894,406,193. The aggregate gross unrealized appreciation is $6,168,190 and the aggregate gross unrealized depreciation is $1,455,397, resulting in net unrealized appreciation of $4,712,793.
(j) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.4)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.4)%
UMBS, Single Family, 30 Year, 5.50%, TBA, 1/25/56 $ (207,000) $ (209,919)
UMBS, Single Family, 30 Year, 5.50%, TBA, 2/25/56 (20,151,000) (20,416,269)
Total Securities Sold Short (proceeds $20,598,786) $ (20,626,188)

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 584 Mar-26 $ 116,800,000 $ 121,932,812 $ (56,388)
U.S. Treasury 5 Year Notes 859 Mar-26 85,900,000 93,892,727 (304,724)
Short:
U.S. Treasury 10 Year Notes 316 Mar-26 (31,600,000) (35,530,250) 231,249
U.S. Treasury 10 Year Ultra Bonds 60 Mar-26 (6,000,000) (6,900,938) 47,697
$ (82,166)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 43 .8%
Asset-Backed Securities 20 .9
Commercial Mortgage-Backed Securities 17 .7
U.S. Government and Agency Securities 8 .5
Collateralized Mortgage Obligations — Agency
Collateral Series 5 .5
Other** 3 .6
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 258,256,727 and net unrealized depreciation of $ 82,166 .

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (83.5%)
Corporate Bonds ( 0 .8% )
Commercial Services & Supplies (0.2%)
John D and Catherine T MacArthur Foundation
1.30%, 12/1/30 $ 1,000,000 $ 875,409
Diversified Consumer Services (0.2%)
Trustees of Dartmouth College
4.27%, 6/1/30 1,000,000 1,010,164
Health Care Providers & Services (0.4%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32(a) 2,479,000 2,557,395
4,442,968
Municipal Bonds ( 82 .7% )
Certificate of Participation/Lease ( 0 .8% )
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,117,454
County of Larimer,
Series 2025 B
3.95%, 12/1/27 1,575,000 1,583,218
Series 2025 B
4.05%, 12/1/28 1,600,000 1,611,986
4,312,658
–
Education ( 8 .0% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(b) 1,000,000 1,025,094
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,504,173
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 2,055,000 2,077,369
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,010,994
Yale University
Series 2025 B-1
5.00%, 7/1/64(b) 2,500,000 2,758,960
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(b) 750,000 752,833
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/29 500,000 522,278
Knox Warren Etc Counties Community College District No. 518,
Carl Sandburg
Series 2025
0.00%, 12/1/35(b) 1,465,000 1,465,112
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(b) 2,190,000 2,486,974
Face
Amount Value
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 $ 575,000 $ 603,373
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/32 3,500,000 4,017,258
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,071,436
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/29 2,000,000 2,116,129
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,248,943
Racine Unified School District,
Series 2025 B
4.00%, 4/1/30 4,000,000 4,105,971
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,768,983
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,071,119
University of Illinois,
Auxiliary Facilities System
Series 2016 A
4.00%, 4/1/29 2,500,000 2,506,876
University of Michigan,
Series 2017 A
5.00%, 4/1/33 2,895,000 2,979,966
University of Minnesota,
Series 2016 A
5.00%, 4/1/30 2,605,000 2,615,857
University of North Carolina at Chapel Hill,
Series 2012 B
3.50%, 12/1/41(b) 3,000,000 3,009,278
Washington State University,
Series 2025
5.00%, 4/1/31 1,440,000 1,608,746
Western Michigan University,
Series 2025 A
5.00%, 11/15/30 2,450,000 2,706,292
45,034,014
–
General Obligation ( 12 .7% )
Arapahoe County School District No. 5,
Cherry Creek
Series 2025
5.00%, 12/15/30 1,350,000 1,510,706
Argyle Independent School District,
Series 2025 B-2
4.00%, 8/15/57(b) 2,500,000 2,583,882
Chicago Board of Education,
Series 2025 B
5.50%, 12/1/32 2,500,000 2,644,073

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
General Obligation (12.7%) (cont’d)
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 $ 2,000,000 $ 2,023,669
City of Gadsden,
Series 2025 A
5.00%, 10/1/30 160,000 175,606
Series 2025 A
5.00%, 10/1/31 200,000 222,877
Series 2025 A
5.00%, 10/1/32 160,000 180,475
City of New Haven,
Series 2025
5.00%, 8/1/31 1,250,000 1,395,848
Series 2025
5.00%, 8/1/32 1,350,000 1,526,917
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,003,821
City of Philadelphia,
Series 2025 C
5.00%, 8/1/30 750,000 827,967
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,500,254
Commonwealth of Massachusetts,
Series 2025 G
5.00%, 12/1/31 2,000,000 2,278,390
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 1,260,000 1,280,260
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 4,000,014 4,086,092
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 1,000,000 1,043,917
County of Baltimore,
Series 2024
5.00%, 2/1/31 3,500,000 3,931,271
County of Luzerne,
Series 2025
5.00%, 6/15/28 1,125,000 1,187,709
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,002,840
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(b) 2,000,000 2,048,041
Denton Independent School District,
Series B-2
4.00%, 8/15/55(b) 1,000,000 1,058,789
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 3,000,000 3,193,037
Dickinson Independent School District,
Series 2013
3.10%, 8/1/37(b) 1,500,000 1,503,014
Face
Amount Value
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 $ 825,000 $ 860,668
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,528,466
Fort Bend Independent School District,
Series 2025 B
3.80%, 8/1/55(b) 1,850,000 1,892,227
Hutto Independent School District,
Series 2015
4.00%, 2/1/55(b) 1,000,000 1,033,058
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,548,078
Navarro Independent School District,
Series 2025
4.00%, 2/15/62(b) 1,500,000 1,540,683
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(b) 600,000 611,152
Northside Independent School District,
Series 2020
3.55%, 6/1/50(b) 2,500,000 2,531,252
Oklahoma County Independent School District No. 12,
Edmond
Series 2025
4.00%, 8/1/27 2,000,000 2,044,349
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(b) 3,000,000 3,100,658
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,057,547
South Country Central School District at Brookhaven,
Series 2025
4.13%, 5/29/26 1,900,000 1,911,432
State of Connecticut,
Series 2021 B
3.00%, 6/1/32 1,900,000 1,910,086
Series 2025 A
5.00%, 3/15/29 750,000 808,690
State of Hawaii HI,
Series FG
5.00%, 10/1/30 2,400,000 2,441,369
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,593,700
State of Maryland,
Series 2017 A
3.00%, 8/1/31 1,840,000 1,841,068
State of Texas,
Series 2025 F
3.98%, 8/1/30 400,000 403,736
Series 2025 F
4.12%, 8/1/31 960,000 971,306

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
General Obligation (12.7%) (cont’d)
Series 2015
5.00%, 8/1/27 $ 2,500,000 $ 2,503,344
73,342,324
–
Hospital ( 12 .1% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
4.02%, 11/15/47(b) 2,000,000 1,982,465
Arizona Industrial Development Authority,
Series 2025
4.94%, 10/1/31 2,500,000 2,528,288
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,055,416
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(c) 3,000,000 3,388,000
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,592,335
Series 2025
5.00%, 8/15/29 1,250,000 1,354,897
City of South Miami Health Facilities Authority, Inc.,
Baptist Health South Florida Obligated Group
Series 2025 B
5.00%, 8/15/65(b) 1,230,000 1,327,024
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(b) 2,000,000 2,114,290
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/32 1,375,000 1,537,185
Series 2019 B-2
5.00%, 8/1/49(b) 1,500,000 1,502,211
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 885,010
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,061,896
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,001,064
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 948,671
Series 2022 B
5.00%, 6/1/50(b) 1,500,000 1,581,938
Face
Amount Value
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 $ 2,610,000 $ 2,613,272
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,106,644
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,310,613
Idaho Health Facilities Authority,
Trinity Health Corp. Obligated Group
Series 2013 ID
2.95%, 12/1/48(b) 1,750,000 1,750,009
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/26 1,925,000 1,929,811
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(b) 2,500,000 2,515,430
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-1
5.00%, 10/1/64(b) 2,000,000 2,136,850
Massachusetts Development Finance Agency,
Beth Israel Lahey Health Obligated Group
Series N
5.00%, 7/1/30 4,000,000 4,389,359
New York State Dormitory Authority,
Memorial Sloan-Kettering Cancer Center
Series 2025 2-A
5.00%, 7/1/48(b) 3,000,000 3,197,770
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 380,486
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 217,234
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 B
5.00%, 6/1/55(b) 2,000,000 2,183,192
Roanoke Economic Development Authority,
Carilion Clinic Obligated Group
Series 2020 D
5.00%, 7/1/53(b) 2,500,000 2,694,763
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(b) 750,000 793,552
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,790,665
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(b) 500,000 554,912

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
Hospital (12.1%) (cont’d)
Series 2025 C-1
5.00%, 11/1/52(b) $ 1,850,000 $ 1,983,382
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,637,368
Texas Health Resources Obligated Group
Series 2025 C
5.00%, 11/15/64(b) 3,500,000 3,909,966
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,259,145
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(b) 2,000,000 2,202,596
Washington Health Care Facilities Authority,
Series 2025 B
5.00%, 10/1/30 3,000,000 3,282,830
69,700,539
–
Housing ( 0 .3% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 400,693
Series 2025 A
5.00%, 6/15/31 475,000 518,320
Series 2025 A
5.00%, 6/15/33 750,000 829,700
1,748,713
–
Other Revenue ( 34 .2% )
Alaska Housing Finance Corp.,
Series 2025-1
2.80%, 12/1/29 490,000 483,164
Series 2025-1
3.00%, 6/1/30 300,000 300,409
Series 2025-1
3.05%, 12/1/30 540,000 540,891
Arizona Industrial Development Authority,
Diamond View at Ballpark Village LP
Series 2025
2.76%, 7/1/47(b) 2,590,000 2,555,257
Bergen County Improvement Authority (The),
Series 2025 A
4.00%, 5/21/26 2,500,000 2,513,497
Black Belt Energy Gas District,
Series 2025 E
5.00%, 5/1/30 1,000,000 1,068,645
Series 2023 D-1
5.50%, 6/1/49(b) 2,450,000 2,585,504
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(b) 990,000 1,080,802
California Municipal Finance Authority,
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,330,000 2,341,213
Face
Amount Value
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(b) $ 2,500,000 $ 2,638,775
Waste Management, Inc.
Series 2017 A (AMT)
3.45%, 12/1/44(b) 1,000,000 1,000,370
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(b) 1,000,000 1,031,539
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,670,237
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,002,687
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 823,605
Series 2024 A
5.00%, 11/1/31 1,000,000 1,113,990
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,629,614
Chandler Industrial Development Authority,
Intel Corp.
Series 2019 (AMT)
4.00%, 6/1/49(b) 1,500,000 1,521,309
Series 2007 (AMT)
4.10%, 12/1/37(b) 2,000,000 2,015,167
City of Houston,
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/30 5,000,000 5,281,322
City of San Antonio,
Electric & Gas Systems
Series 2025 A
3.20%, 2/1/55(b) 5,000,000 5,025,351
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(b) 2,500,000 2,523,136
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 2,026,359
Series 2025 F-2
3.80%, 4/1/28 2,000,000 2,020,043
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 373,417
Series 2024 A
5.00%, 12/1/28 400,000 422,671
County of Delaware,
Series 2015
3.50%, 12/1/31 2,750,000 2,750,861

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
Other Revenue (34.2%) (cont’d)
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 $ 500,000 $ 552,088
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,056,007
Series 2024
5.00%, 7/1/29 1,000,000 1,077,341
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(b)(c) 2,000,000 2,024,443
Waste Management, Inc.
Series 2025 A (AMT)
3.40%, 9/1/50(b) 1,200,000 1,205,392
Waste Pro USA, Inc.
Series 2025 (AMT)
4.45%, 7/1/37(b)(c) 1,665,000 1,679,021
Florida Housing Finance Corp.,
Osprey Sound Apartments LP
Series 2025 D
3.00%, 3/1/43(b) 2,250,000 2,251,041
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(b) 1,500,000 1,510,767
Illinois Finance Authority,
Field Museum of Natural History
Series 2019
3.79%, 11/1/34(b) 1,525,000 1,527,514
Indiana Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
3.45%, 5/1/28(b) 1,450,000 1,450,040
Industrial Development Authority of the City of Phoenix Arizona (The),
Series 2025
3.10%, 2/1/59(b) 1,500,000 1,504,770
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(b) 2,000,000 2,001,157
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(b) 415,000 414,580
Jacksonville Housing Finance Authority,
Ability LF LLC
Series 2025
3.15%, 1/1/46(b) 2,975,000 2,983,940
Kansas Development Finance Authority,
Manhattan HP LP
Series 2025 J
2.70%, 10/1/46(b) 1,500,000 1,481,872
Face
Amount Value
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 $ 750,000 $ 821,775
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,240,657
Lawton Industrial Development Authority,
Sales Tax
Series 2025 B
4.00%, 7/1/27 200,000 200,289
Series 2025 B
4.10%, 7/1/28 280,000 280,256
Series 2025 B
4.20%, 7/1/29 225,000 224,924
Series 2025 B
4.35%, 7/1/30 250,000 249,628
Lewisburg Industrial Development Board,
Waste Management, Inc. of Tennessee
Series 2012 (AMT)
3.40%, 7/2/35(b) 1,100,000 1,100,140
Long Island Power Authority,
Series 2025 B
3.00%, 9/1/55(b) 1,715,000 1,718,889
Series 2022 B
5.00%, 9/1/52(b) 2,000,000 2,046,787
Louisiana Public Facilities Authority,
Waste Pro USA, Inc.
Series 2025 (AMT)
4.38%, 5/1/53(b)(c) 1,665,000 1,667,539
Lower Alabama Gas District (The),
Series 2016 A
5.00%, 9/1/27 1,500,000 1,539,320
Main Street Energy, Inc.,
Series 2025 D
5.00%, 12/1/33 3,300,000 3,513,070
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(b) 2,500,000 2,524,475
Series 2025 A
5.00%, 6/1/29 500,000 528,206
Series 2025 A
5.00%, 12/1/29 1,000,000 1,064,101
Series 2023 D
5.00%, 5/1/54(b) 1,500,000 1,587,739
Maricopa County Industrial Development Authority,
Marbella Ranch AH I LLLP
Series 2025
2.81%, 5/1/48(b) 2,500,000 2,485,646
Massachusetts Port Authority,
Bosfuel Corp.
Series 2019 A-1 (AMT)
5.00%, 7/1/32 1,000,000 1,062,226
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board,
Artist Lofts LP
Series 2025
3.20%, 12/1/59(b) 4,075,000 4,086,507

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
Other Revenue (34.2%) (cont’d)
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 $ 1,000,000 $ 1,036,334
Series 2024 A
5.00%, 6/15/29 1,535,000 1,589,543
Metropolitan Transportation Authority Dedicated Tax Fund,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,764,471
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 2,870,000 2,924,351
Michigan State Housing Development Authority,
Series 2025 A-1
3.55%, 10/1/31 2,000,000 2,001,476
HOM Flats at 28 West Project
Series 2025
2.70%, 10/1/43(b) 2,345,000 2,316,660
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2020 A (AMT)
3.45%, 5/1/50(b)(d) 1,250,000 1,250,180
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(b) 2,500,000 2,551,269
New Jersey Housing & Mortgage Finance Agency,
Series 2024 D-2
2.95%, 5/1/28 1,000,000 996,627
Series 2025 B
3.05%, 11/1/29 3,500,000 3,488,187
Series 2024 B
3.50%, 5/1/29 3,240,000 3,285,576
Rowan Preservation LLC
Series 2025 D-2
3.10%, 7/1/29(b) 810,000 812,229
New Mexico Municipal Energy Acquisition Authority,
Series 2025
5.00%, 6/1/54(b) 3,000,000 3,203,511
New York City Housing Development Corp.,
Series 2026 A-2
0.00%, 11/1/65(b) 4,000,000 4,019,111
Series 2024 F-2
3.40%, 11/1/64(b) 2,000,000 2,010,377
Series 2025 C-2
3.75%, 5/1/65(b) 1,000,000 1,015,727
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,026,461
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,319,688
New York City Transitional Finance Authority,
Future Tax Secured
Series 2026 D-1
5.00%, 11/1/30 2,500,000 2,778,023
Face
Amount Value
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(b) $ 1,445,000 $ 1,532,225
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,593,969
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 1,085,000 1,111,408
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(b) 750,000 752,657
Series 2024 B-2
3.35%, 12/15/54(b) 1,650,000 1,659,115
North Carolina Housing Finance Agency,
Series 55 C
3.20%, 7/1/56(b) 1,015,000 1,014,939
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 7/15/29 200,000 214,307
Series 2025
5.00%, 7/15/31 70,000 77,509
Series 2025
5.00%, 1/15/32 205,000 228,518
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/30 1,085,000 1,145,819
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,344,323
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/30 500,000 552,088
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(b) 2,895,000 2,931,181
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/30 375,000 414,193
Series 2025
5.00%, 12/1/31 365,000 409,398
Pennsylvania Economic Development Financing Authority,
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(b) 1,000,000 1,011,137
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,464,808
Raleigh Housing Authority,
WCO Tryon LP
Series 2025
2.95%, 9/1/59(b) 2,460,000 2,456,666

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
Other Revenue (34.2%) (cont’d)
Sales Tax Securitization Corp.,
Series 2020 AA
5.00%, 1/1/26 $ 1,875,000 $ 1,875,000
Series 2020 A
5.00%, 1/1/27 1,290,000 1,320,163
San Francisco City & County Redevelopment Agency Successor Agency,
Series 2025 C
3.97%, 8/1/28 500,000 500,158
Series 2025 C
4.10%, 8/1/29 500,000 500,606
Series 2025 C
4.22%, 8/1/30 500,000 500,883
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28 1,250,000 1,334,408
Southeast Energy Authority A Cooperative District,
Series 2025 E
5.00%, 10/1/30 5,000,000 5,374,108
State of Illinois IL,
Sales Tax
Series 2021 C
5.00%, 6/15/28 2,770,000 2,914,749
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.32%, 9/15/27(b) 895,000 895,940
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,579,656
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,073,060
Utah Transit Authority,
Series 2025
5.00%, 12/15/33 2,000,000 2,332,363
Virgin Islands Transportation & Infrastructure Corp.,
Series 2025
5.00%, 9/1/29 1,000,000 1,063,638
Virginia Housing Development Authority,
Series 2025 G
3.13%, 7/1/56(b) 1,650,000 1,650,139
Series 2023 E
4.10%, 10/1/27 1,890,000 1,891,211
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(b) 1,000,000 1,041,363
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(b) 1,000,000 1,007,810
West Virginia Economic Development Authority,
Appalachian Power Co.
Series 2011 A (AMT)
3.30%, 1/1/41(b) 2,500,000 2,519,785
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 2,330,000 2,360,398
Face
Amount Value
Wilmington Housing Authority,
BRAD Avenue Flats LLC
Series 2025
2.95%, 5/1/44(b) $ 1,775,000 $ 1,774,286
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(b) 1,240,000 1,248,480
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(b) 445,000 445,213
197,509,460
–
Transportation ( 9 .8% )
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,000,000
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,318,322
City & County of Denver,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/32 1,500,000 1,573,645
City & County of Denver CO,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 5,000,000 5,255,990
City of Austin,
Airport System
Series 2022 (AMT)
5.00%, 11/15/30 1,305,000 1,417,286
City of Cleveland OH,
Airport System
Series 2025 A
5.00%, 1/1/30 600,000 651,938
City of Houston,
Airport System
Series 2025 A (AMT)
5.00%, 7/1/29 3,000,000 3,192,771
City of San Antonio,
Airport System
Series 2019 A (AMT)
5.00%, 7/1/29 1,150,000 1,224,289
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,002,839
Dallas Fort Worth International Airport,
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,296,531
Series 2025 A-1 (AMT)
5.00%, 11/1/28 4,250,000 4,488,280
E-470 Public Highway Authority,
Series 2024 B
3.28%, 9/1/39(b) 1,000,000 998,271
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,010,696

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (82.7%) (cont’d)
Transportation (9.8%) (cont’d)
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 $ 2,500,000 $ 2,714,368
Series 2025 B
5.00%, 11/15/30 4,000,000 4,414,592
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 2,500,000 2,620,701
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,112,694
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,024,877
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,010,435
Series 2025-2
5.00%, 12/1/45(b) 1,000,000 1,119,926
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,526,936
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,555,903
Series 248
5.00%, 1/15/28 1,000,000 1,051,240
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,531
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 373,348
State of Connecticut,
Series A
4.00%, 9/1/34 1,985,000 1,992,808
Special Tax
Series 2025 A
5.00%, 7/1/27 4,000,000 4,150,681
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series 2025 G (AMT)
5.00%, 12/1/30 4,000,000 4,337,518
56,438,416
–
Utility ( 3 .4% )
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,711,269
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(b) 750,000 753,391
Series 2013-1
3.38%, 11/1/53(b) 500,000 502,176
Face
Amount Value
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(b) $ 2,250,000 $ 2,265,501
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(b) 2,000,000 2,034,791
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 1,040,000 1,151,462
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,188,476
Louisa Industrial Development Authority,
Virginia Electric and Power Co.
Series 2008 B
3.13%, 11/1/35(b) 1,000,000 1,004,098
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,345,000
Municipal Electric Authority of Georgia,
Series 2024 A
5.00%, 1/1/26 1,000,000 1,000,000
Series 2021 A
5.00%, 1/1/29 1,225,000 1,306,795
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 531,125
Oklahoma Municipal Power Authority,
Series 2025 A
5.00%, 1/1/31 350,000 388,010
Series 2025 A
5.00%, 1/1/32 400,000 448,734
Utility Debt Securitization Authority,
Series 2025 TE-2
5.00%, 12/15/32 3,000,000 3,343,853
19,974,681
–
Water & Sewer ( 1 .4% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,503,327
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(b) 1,500,000 1,531,632
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(b) 2,000,000 1,883,146
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 2,835,000 2,944,405
7,862,510
–
475,923,315
Total Fixed Income Securities
(Cost $476,408,511)
480,366,283
–

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 16 .8% )
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%
(Cost $292,495)
292,495 $ 292,495
Investment Company ( 1 .6% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $9,461,907)
9,460,961 9,461,907
Face
Amount
Municipal Bonds ( 15 .1% )
Education ( 1 .0% )
Health & Educational Facilities Authority of the State of Missouri,
St. Louis University
Series 2008 B
2.40%, 10/1/35(b)(e) $ 1,915,000 1,915,000
Series 2008 B-1
2.45%, 10/1/35(b)(e) 3,140,000 3,140,000
Illinois Finance Authority,
University of Chicago (The)
Series 2022
3.82%, 10/1/42(b)(e) 1,000,000 1,000,000
6,055,000
–
General Obligation ( 0 .3% )
City of New York NY,
Series 2014 I-2
2.50%, 3/1/40(b)(e) 500,000 500,000
Series 2015 F-6
2.50%, 6/1/44(b)(e) 1,120,000 1,120,000
1,620,000
Hospital ( 2 .6% )
County of Hamilton,
TriHealth Obligated Group
Series 2021 B
2.55%, 8/15/51(b)(e) 2,500,000 2,500,000
Harris County Health Facilities Development Corp.,
Houston Methodist Hospital Obligated Group
Series A-2
2.55%, 12/1/41(b)(e) 4,900,000 4,900,000
Iowa Finance Authority,
Iowa Health System Obligated Group
Series 2018 F
2.45%, 7/1/41(b)(e) 3,000,000 3,000,000
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 D-2
2.55%, 11/1/61(b)(e) 5,000,000 5,000,000
15,400,000
–
Other Revenue ( 4 .6% )
City of Gainesville FL,
Utilities System
Series 2012 B
2.55%, 10/1/42(b)(e) 6,000,000 6,000,000
Face
Amount Value
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
2.55%, 11/1/41(b)(e) $ 5,800,000 $ 5,800,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
2.50%, 12/1/30(b) 4,950,000 4,950,000
Series 2011 G
2.50%, 11/1/35(b)(e) 4,000,000 4,000,000
New York City Transitional Finance Authority,
Series 2019 C-4
2.50%, 11/1/44(b)(e) 2,000,000 2,000,000
Series 2019 A-4
2.50%, 8/1/45(b)(e) 3,770,000 3,770,000
26,520,000
–
Transportation ( 2 .0% )
Metropolitan Transportation Authority,
Series 2012 G-3
2.50%, 11/1/31(b) 4,000,000 4,000,000
Series 2005 D-1
2.55%, 11/1/35(b)(e) 5,000,000 5,000,000
Metropolitan Washington Airports Authority,
Aviation
Series 2009 D-2
2.45%, 10/1/39(b)(e) 2,565,000 2,565,000
11,565,000
–
Utility ( 1 .7% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
2.55%, 7/1/49(b)(e) 4,500,000 4,500,000
Indiana Municipal Power Agency,
Series 2019 B
2.50%, 1/1/42(b)(e) 5,000,000 5,000,000
9,500,000
–
Water & Sewer ( 2 .9% )
District of Columbia Water & Sewer Authority,
Series 2025 C-1
2.50%, 10/1/60(b)(e) 5,000,000 5,000,000
Series 2025 C-2
2.55%, 10/1/60(b)(e) 3,395,000 3,395,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series AA-6
2.35%, 6/15/48(b)(e) 1,500,000 1,500,000
Series 2023 CC
2.50%, 6/15/53(b)(e) 3,000,000 3,000,000

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (15.1%) (cont’d)
Water & Sewer (2.9%) (cont’d)
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
2.45%, 12/1/54(b)(e) $ 3,300,000 $ 3,300,000
16,195,000
–
Total Municipal Bonds
(Cost $86,855,000)
86,855,000
Total Short-Term Investments
(Cost $96,609,402)
96,609,402
Total Investments ( 100 .3% )
( Cost $ 573,017,913 ) including
$ 282,665 of Securities Loaned (f) 576,975,685
Liabilities in Excess of Other Assets (-0.3%)
(1,810,219)
Net Assets (100.0%) $575,165,466
(a) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 282,665 and $ 292,495 , respectively. The Fund received cash collateral of $ 292,495 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) When-issued security.
(e) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(f) At December 31, 2025, the aggregate cost for federal income tax purposes is $573,017,913. The aggregate gross unrealized appreciation is $4,207,505 and the aggregate gross unrealized depreciation is $249,733, resulting in net unrealized appreciation of
$3,957,772.
AMT Alternative Minimum Tax

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
At December 31, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Texas 13 .4%
New York 12 .4
Others, representing less than 10% individually 74 .5
Total Investments 100 .3%
Sector Classification of Portfolio*
Classification
Percentage of Total
Investments
Other Revenue 38 .8%
Hospital 14 .8
General Obligation 13 .0
Transportation 11 .8
Education 8 .9
Other** 7 .6
Utility 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (109.8%)
Asset-Backed Securities ( 12 .4% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 8,424,480 $ 8,603,399
AASET Ltd.,
2025-2A
6.01%, 2/16/50(a) 4,070,148 4,065,703
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 4,003,949 4,018,109
Abry Liquid Credit CLO Ltd.,
2025-1A
CME Term SOFR 3 Month + 3.25%,
7.20%, 10/20/38(a)(b) 3,000,000 3,011,394
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 8,830,537 8,842,469
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 1,056,430 1,068,179
2024-3AL
5.68%, 12/26/31(a) 436,128 441,759
2024-3AL
6.75%, 12/26/31(a) 1,275,083 1,293,333
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 1,790,944 1,790,414
2025-2A
5.55%, 6/20/28(a) 1,173,657 1,174,007
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 962,731 972,106
2025-B
4.70%, 9/15/33(a) 8,335,698 8,390,048
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 5,273,131 5,399,969
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 366,113 358,822
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
6.75%, 1/15/38(a)(b) 1,000,000 1,003,828
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
6.63%, 4/20/38(a)(b) 1,500,000 1,484,232
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.50%, 7/15/37(a)(b) 1,000,000 1,006,405
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 3.30%,
7.58%, 3/31/38(a)(b) 1,500,000 1,510,266
Face
Amount Value
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) $ 528,246 $ 527,833
Benefit Street Partners CLO 41 Ltd.,
2025-41A
CME Term SOFR 3 Month + 2.75%,
7.07%, 7/25/38(a)(b) 1,500,000 1,502,589
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.83%, 7/22/37(a)(b) 3,000,000 3,012,714
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 3,583,171 3,399,233
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.70%, 4/15/38(a)(b) 3,000,000 3,004,524
2023-20A
CME Term SOFR 3 Month + 3.40%,
7.30%, 4/15/38(a)(b) 3,000,000 3,013,044
2023-21A
CME Term SOFR 3 Month + 2.75%,
6.66%, 10/18/38(a)(b) 2,000,000 1,999,582
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 9,248,254 9,409,211
2025-1A
7.75%, 2/15/50(a) 2,894,723 2,918,157
2025-2A
5.47%, 8/15/50(a) 2,049,361 2,076,666
2025-2A
6.30%, 8/15/50(a) 6,383,755 6,452,214
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,761,589
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 2,930,323 2,954,125
CIFC Funding Ltd.,
2022-3A
CME Term SOFR 3 Month + 3.75%,
7.62%, 4/21/35(a)(b) 3,000,000 3,006,990
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 10,097,014 10,179,223
2024-2A
5.92%, 11/22/49(a) 4,224,000 4,278,760
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 16,935,000 16,650,621
ContiMortgage Home Equity Loan
Trust,
1995-2
8.10%, 12/31/30 16,786 17,283
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 9,870,000 9,741,223

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (12.4%) (cont’d)
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) $ 3,204,765 $ 3,186,576
2021-1A
2.05%, 11/20/51(a) 2,223,360 2,181,873
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 294,946 296,547
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 5,681,271 5,646,428
2020-1A
3.79%, 7/20/50(a) 3,618,999 3,566,659
2020-2A
3.24%, 1/20/51(a) 11,248,846 10,912,435
2021-1A
2.79%, 10/20/51(a) 9,027,812 8,541,199
Eldridge CLO Ltd.,
2025-2A
CME Term SOFR 3 Month + 2.85%,
0.00%, 1/20/39(a)(b) 3,500,000 3,502,758
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,063,706 1,052,273
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.73%, 10/18/37(a)(b) 1,000,000 1,005,846
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,427,422 1,420,603
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 10,265,952 10,346,574
2025-FL2
5.05%, 11/25/55(a)(c) 5,579,138 5,595,323
2025-HE5
5.29%, 8/25/55(a)(b) 2,538,469 2,549,571
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 976,971
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 971,397
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,834,064
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 9,356,790 9,343,023
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,320,522 2,319,428
Galaxy 31 CLO Ltd.,
2023-31A
CME Term SOFR 3 Month + 3.20%,
7.10%, 7/15/38(a)(b) 2,350,000 2,353,760
Face
Amount Value
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) $ 467,640 $ 449,042
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 4,544,068 4,621,445
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,493,910 1,532,334
Golub Capital Partners ABS Funding
Ltd.,
2020-1A
3.21%, 1/22/29(a) 996,992 994,752
2021-1A
2.77%, 4/20/29(a) 524,234 522,163
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,275,221 992,324
2021-1A
5.74%, 10/15/56(a) 1,808,335 1,322,240
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
7.15%, 10/15/37(a)(b) 1,500,000 1,505,622
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,293,750 4,346,068
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 1,888,365 1,889,515
2021-1A
2.89%, 2/15/52(a) 12,755,750 12,579,366
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 136,876 136,356
KKR CLO 48 Ltd.,
48A
CME Term SOFR 3 Month + 2.95%,
6.83%, 10/20/38(a)(b) 3,000,000 3,011,004
Lendbuzz Securitization Trust,
2025-2A
5.13%, 11/15/30(a) 2,940,000 2,959,981
2025-2A
5.28%, 4/15/31(a) 4,545,000 4,426,419
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.58%, 5/16/30(a)(b) 6,401,000 6,416,597
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 788,302 666,876
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 217,966 214,528
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 188,099 186,534

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (12.4%) (cont’d)
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.03%, 7/18/37(a)(b) $ 1,500,000 $ 1,508,568
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.05%, 7/15/36(a)(b) 500,000 500,945
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.80%, 7/15/36(a)(b) 1,500,000 1,502,994
Marlette Funding Trust,
2025-1A
5.26%, 7/16/35(a) 3,504,000 3,533,852
MidOcean Credit CLO XV Ltd.,
2024-15A
CME Term SOFR 3 Month + 3.35%,
7.22%, 7/21/37(a)(b) 2,000,000 2,005,940
MMP Capital LLC,
2025-A
5.72%, 12/15/31(a) 3,105,000 3,173,793
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 4,266,044 3,830,552
2020-1A
2.10%, 4/20/46(a) 351,571 311,931
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 1,856,571 1,867,735
2025-1
5.11%, 10/15/50(a) 4,554,051 4,519,198
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 4,722,475 4,537,702
2023-1A
7.31%, 1/30/53(a) 10,887,138 11,045,763
New Mountain CLO 3 Ltd.,
CLO-3A
CME Term SOFR 3 Month + 2.95%,
6.83%, 10/20/38(a)(b) 3,000,000 3,013,338
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
7.73%, 3/31/38(a)(b) 2,000,000 2,006,594
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 611,468 617,580
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 2,159,412 2,199,805
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.58%, 7/20/37(a)(b) 1,000,000 1,004,349
Face
Amount Value
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) $ 3,305,000 $ 3,213,451
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 1,020,000 1,022,168
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 1,256,452 1,235,421
2021-C
2.18%, 10/8/31(a) 700,597 689,198
2025-A
5.30%, 2/8/33(a) 1,515,000 1,514,813
2025-A
5.89%, 2/8/33(a) 6,476,000 6,465,393
2025-C
4.93%, 7/8/33(a) 5,235,000 5,245,717
2025-C
5.18%, 7/8/33(a) 4,775,000 4,777,792
Orion CLO Ltd.,
2023-1A
CME Term SOFR 3 Month + 2.90%,
6.81%, 10/25/38(a)(b) 3,500,000 3,509,625
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 103,303 103,458
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 244,400 234,471
2024-1A
5.77%, 6/5/54(a) 7,240,350 7,364,899
PNMAC GMSR Issuer Trust,
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.18%, 8/26/30(a)(b) 4,985,000 5,007,382
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 2,585,000 2,598,286
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 49,192 49,159
Research-Driven Pagaya Motor Asset
Trust,
2025-1A
5.49%, 6/27/33(a) 4,300,000 4,311,256
Research-Driven Pagaya Motor Trust,
2025-6A
5.01%, 8/25/34(a) 7,850,000 7,866,598
Retained Vantage Data Centers Issuer
LLC,
2023-1A
5.00%, 9/15/48(a) 213,000 212,553
2025-1A
5.09%, 8/15/50(a) 11,370,000 11,284,213

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (12.4%) (cont’d)
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.55%, 10/25/55(a)(b) $ 16,001,933 $ 16,041,874
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 4,479,699 4,488,570
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 16,179,808 15,410,133
2021-1
2.87%, 7/30/51(a) 6,671,809 6,262,013
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 5,733,820 5,428,592
2024-1A
6.17%, 1/25/54(a) 618,975 639,908
2025-1A
5.53%, 10/25/55(a) 10,030,000 10,013,069
Silver Point CLO 12 Ltd.,
2025-12A
CME Term SOFR 3 Month + 2.65%,
6.63%, 10/15/38(a)(b) 1,700,000 1,707,135
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
7.02%, 10/24/37(a)(b) 750,000 756,715
Sixth Street CLO XX Ltd.,
2021-20A
CME Term SOFR 3 Month + 2.95%,
6.83%, 7/17/38(a)(b) 2,250,000 2,259,315
SoFi Consumer Loan Program Trust,
2025-2
5.22%, 6/25/34(a) 5,169,000 5,221,069
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
7.05%, 4/17/38(a)(b) 800,000 799,636
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.70%, 1/17/39(a)(b) 1,551,776 1,554,421
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.24%, 5/17/39(a)(b) 988,230 993,474
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.69%, 10/17/41(a)(b) 3,095,000 3,118,086
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.19%, 2/17/42(a)(b) 7,030,721 7,042,062
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.69%, 2/17/42(a)(b) 2,753,000 2,756,909
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.19%, 2/17/42(a)(b) 1,670,000 1,672,189
Face
Amount Value
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.39%, 8/17/42(a)(b) $ 5,179,000 $ 5,185,464
2025-SFR6
CME Term SOFR 1 Month + 2.00%,
5.74%, 8/17/42(a)(b) 1,200,000 1,207,401
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,210,669 1,207,874
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,122,865 1,124,776
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 5,565,246 5,555,423
2024-3A
5.57%, 7/30/54(a) 5,443,020 5,409,954
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 386,817 382,746
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 1,630,950 1,589,807
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.22%, 9/25/65(a)(b) 5,638,758 5,652,834
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.09%, 3/17/42(a)(b) 1,800,000 1,801,952
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 5,464,289 5,475,942
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 9,839,426 9,923,374
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,839,451 1,810,136
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 404,783 416,339
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 5,682,547 5,782,440
520,294,621
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 27 .2% )
FHLMC Gold Pool, 30 Year
6.00%, 8/1/37 - 11/1/37 2,133 2,247
6.50%, 8/1/29 67 68
FHLMC Gold Pool, Other
5.41%, 8/1/37 1,091 1,097
5.44%, 1/1/37 - 2/1/38 21,819 22,542
5.46%, 8/1/37 - 1/1/38 23,711 24,530
5.50%, 8/1/37 - 11/1/37 34,313 35,694
5.62%, 12/1/36 - 8/1/37 23,188 24,110

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral
Series  (27.2%) (cont’d)
FNMA, 30 Year
5.62%, 12/1/36 $ 14,644 $ 15,210
GNMA I, 30 Year
6.50%, 5/15/40 115,992 123,000
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 122,405 119,287
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 290,207 274,107
4.00%, 11/20/49 128,795 122,308
4.50%, 4/20/49 21,961 21,731
5.00%, 12/20/48 13,089 13,081
UMBS Pool, 30 Year
5.00%, 11/1/54 13,056,656 13,047,223
5.50%, 3/1/54 - 9/1/55 188,184,404 191,030,146
UMBS, 30 Year
5.00%, 10/1/54 - 11/1/54 29,632,671 29,611,263
5.50%, 5/1/54 - 9/1/55 174,758,888 177,402,707
6.00%, 7/1/55 - 10/1/55 84,329,495 86,600,595
6.50%, 2/1/28 - 1/1/34 172,282 180,007
7.00%, 5/1/28 - 12/1/33 28,128 29,702
UMBS, Single Family, 30 Year
4.00%, 1/25/56, TBA 24,080,000 22,844,019
4.50%, 1/25/56, TBA 6,657,175 6,499,327
5.00%, 1/25/56, TBA 506,546,000 505,358,783
5.50%, 1/25/56, TBA 107,266,908 108,779,538
1,142,182,322
Commercial Mortgage-Backed Securities ( 14 .5% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 853,128 816,658
BAHA Trust
7.52%, 12/10/41(a)(b) 12,428,000 13,046,793
BAMLL Commercial Mortgage
Securities Trust
3.47%, 11/5/32(a) 3,440,000 3,243,316
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.10%, 8/15/39(a)(b) 4,250,000 4,264,888
Banc of America Alternative Loan
Trust
6.36%, 10/25/36(c) 366,330 101,158
BANK
2.92%, 12/15/53(b) 4,200,000 2,412,678
IO
0.83%, 10/17/52(b) 13,583,106 334,295
BBCMS Mortgage Trust
IO
0.48%, 12/15/55(b) 17,885,000 590,963
Bear Stearns ARM Trust
5.18%, 2/25/34(b) 292,979 278,822
Benchmark Mortgage Trust
IO
0.83%, 9/15/48(a)(b) 25,152,299 364,097
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.25%, 12/15/35(a)(b) 4,222,000 4,203,214
Face
Amount Value
CME Term SOFR 1 Month + 2.00%,
5.75%, 12/15/35(a)(b) $ 2,500,000 $ 2,409,483
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.80%,
5.55%, 11/15/42(a)(b) 6,135,000 6,165,364
CME Term SOFR 1 Month + 1.84%,
5.59%, 11/15/41(a)(b) 3,000,000 3,009,348
CME Term SOFR 1 Month + 2.15%,
5.90%, 11/15/42(a)(b) 3,190,000 3,212,682
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
5.64%, 7/15/41(a)(b) 9,715,000 9,770,859
BFLD Trust
5.59%, 10/10/40(a)(b) 8,008,000 8,130,973
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.45%, 12/15/42(a)(b) 7,932,000 7,955,541
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.75%, 5/15/39(a)(b) 2,320,000 2,325,102
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 964,880 914,480
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 1,868,887 1,780,744
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
6.89%, 6/15/27(a)(b) 5,855,000 5,879,348
CME Term SOFR 1 Month + 3.89%,
7.64%, 6/15/27(a)(b) 6,265,000 6,301,744
CME Term SOFR 1 Month + 4.34%,
8.09%, 6/15/27(a)(b) 3,287,296 3,313,512
BX Trust
CME Term SOFR 1 Month + 2.75%,
6.50%, 7/15/42(a)(b) 6,658,000 6,703,967
CME Term SOFR 1 Month + 3.65%,
7.40%, 7/15/42(a)(b) 3,975,000 4,010,272
Caister Finance DAC
SONIA + 2.45%,
6.19%, 8/17/35(a)(b) GBP 6,495,000 8,827,663
Chase Home Lending Mortgage Trust
5.50%, 2/25/56(a)(b) $ 7,231,444 7,297,827
ChaseFlex Trust
6.00%, 2/25/37 580,358 181,038
Citigroup Commercial Mortgage Trust
IO
0.51%, 11/10/48(b) 547,299 238
COLT Trust
1.67%, 9/25/61(a)(b) 927,910 861,531
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.58%, 8/15/26(a)(b) 15,598,642 15,145,003
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
5.10%, 11/15/42(a)(b) 3,550,000 3,557,816
CME Term SOFR 1 Month + 1.60%,
5.35%, 11/15/42(a)(b) 5,285,000 5,300,710
Durst Commercial Mortgage Trust
6.79%, 8/10/42(a)(b) 3,499,000 3,622,590

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.5%) (cont’d)
Extended Stay America Trust
CME Term SOFR 1 Month + 2.60%,
6.35%, 10/15/42(a)(b) $ 16,320,000 $ 16,462,996
FHLMC Seasoned Credit Risk Transfer
Trust
3.00%, 9/25/55 799,211 704,026
3.00%, 8/25/57 570,210 496,155
3.00%, 3/25/58 784,660 681,298
4.25%, 8/25/59(a)(b) 2,655,240 2,564,489
4.25%, 11/25/60(a)(b) 714,633 692,799
4.75%, 10/25/58(b) 938,064 922,320
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.67%, 11/25/41(a)(b) 8,365,000 8,810,526
SOFR30A + 8.50%,
12.37%, 2/25/42(a)(b) 4,695,000 5,040,801
FHLMC STACR Trust
SOFR30A + 6.25%,
10.12%, 9/25/41(a)(b) 2,940,000 3,034,502
FHLMC, Multifamily Structured Pass-
Through Certificates
IO REMIC
2.63%, 1/25/49(b) 17,200,000 1,956,286
2.63%, 1/25/49(b) 4,091,469 430,579
2.65%, 2/25/49(b) 9,522,157 1,060,539
2.73%, 8/25/48(b) 5,484,002 553,153
3.07%, 11/25/36(b) 4,400,000 1,009,897
3.21%, 5/25/32(b) 11,220,034 1,861,028
FHLMC, REMIC
SOFR30A + 0.95%,
4.82%, 10/25/54(b) 15,224,667 15,257,628
SOFR30A + 1.00%,
4.87%, 2/25/55(b) 3,878,998 3,870,423
SOFR30A + 1.00%,
4.87%, 4/25/55(b) 7,102,860 7,088,982
SOFR30A + 1.05%,
4.92%, 4/25/54(b) 9,126,855 9,159,485
SOFR30A + 1.05%,
4.92%, 10/25/54(b) 17,648,296 17,713,135
SOFR30A + 1.10%,
4.97%, 4/25/54(b) 9,817,368 9,861,976
SOFR30A + 1.15%,
5.02%, 2/25/55(b) 12,897,421 12,963,761
SOFR30A + 1.15%,
5.02%, 7/25/55(b) 4,042,118 4,054,446
SOFR30A + 1.20%,
5.07%, 8/25/54(b) 5,712,772 5,749,323
SOFR30A + 1.26%,
5.13%, 4/25/54(b) 9,850,320 9,935,658
SOFR30A + 1.30%,
5.17%, 8/25/54(b) 4,345,054 4,370,626
SOFR30A + 1.43%,
5.30%, 12/25/54(b) 3,697,752 3,721,674
IO REMIC
SOFR30A + 5.89%,
1.90%, 11/15/43(b)(d) 275,724 21,808
Face
Amount Value
FNMA, REMIC
SOFR30A + 1.05%,
4.92%, 9/25/55(b) $ 9,024,410 $ 9,043,610
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 8,302,107 8,343,835
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 11,054,445 11,107,188
SOFR30A + 1.10%,
4.97%, 11/25/54(b) 6,647,809 6,652,945
SOFR30A + 1.15%,
5.02%, 6/25/54(b) 8,349,263 8,377,803
SOFR30A + 1.15%,
5.02%, 8/25/55(b) 16,332,755 16,394,128
SOFR30A + 1.00%,
5.07%, 11/25/54(b) 14,088,489 14,095,537
SOFR30A + 1.47%,
5.34%, 11/25/54(b) 5,493,709 5,536,256
7.00%, 9/25/32 49,333 51,836
IO
8.00%, 9/18/27 4,219 143
FNMA, Strips
IO REMIC
6.50%, 9/25/29 8,949 598
6.50%, 9/25/29 3,513 239
6.50%, 9/25/29 5,319 345
6.50%, 12/25/29 7,481 461
6.50%, 12/25/29 3,421 223
6.50%, 12/25/29 4,644 298
6.50%, 12/25/29 5,523 383
Fontainebleau Miami Beach Mortgage
Trust
CME Term SOFR 1 Month + 4.25%,
8.00%, 12/15/39(a)(b) 4,945,000 4,989,104
FREMF Mortgage Trust
SOFR30A + 5.36%,
9.37%, 7/25/26(a)(b) 44,850 2,534
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,807,767
GNMA
SOFR30A + 1.00%,
4.92%, 2/20/54(b) 5,158,207 5,170,876
SOFR30A + 1.00%,
4.92%, 8/20/54(b) 6,791,368 6,793,363
SOFR30A + 1.00%,
4.92%, 8/20/54(b) 8,323,757 8,331,155
SOFR30A + 1.00%,
4.92%, 12/20/54(b) 4,745,308 4,761,607
SOFR30A + 1.00%,
4.92%, 9/20/64(b) 4,484,663 4,502,528
SOFR30A + 1.05%,
4.97%, 10/20/55(b) 15,298,825 15,372,633
SOFR30A + 1.10%,
5.02%, 8/20/53(b) 8,674,257 8,714,863
IO REMIC
5.00%, 2/16/41 54,875 10,643
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.29%, 3/15/39(a)(b) 1,370,000 1,373,622

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.5%) (cont’d)
CME Term SOFR 1 Month + 2.89%,
6.64%, 3/15/39(a)(b) $ 3,200,000 $ 3,222,012
GS Mortgage Securities Trust
IO
0.29%, 9/10/47(b) 292,954 3
0.69%, 10/10/48(b) 395,792 4
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.26%, 12/15/42(a)(b) 4,789,000 4,798,299
GWT
CME Term SOFR 1 Month + 1.69%,
5.44%, 5/15/41(a)(b) 6,338,000 6,363,420
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 3/15/42(a)(b) 3,045,000 3,051,738
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.39%, 6/15/41(a)(b) 3,164,100 3,173,929
CME Term SOFR 1 Month + 2.54%,
6.29%, 6/15/41(a)(b) 232,394 233,619
Hudson Yards Mortgage Trust
6.34%, 1/13/40(a)(b) 1,925,000 2,004,835
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.59%, 9/15/41(a)(b) 10,790,000 10,826,294
CME Term SOFR 1 Month + 2.34%,
6.09%, 9/15/41(a)(b) 289,000 290,083
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.00%, 3/15/42(a)(b) 3,061,000 3,071,029
CME Term SOFR 1 Month + 2.85%,
6.60%, 3/15/42(a)(b) 5,357,000 5,383,677
J.P. Morgan Chase Commercial
Mortgage Securities Trust
IO
0.44%, 4/15/46(b) 4,347,074 11,262
0.56%, 12/15/49(b) 3,303,409 8,809
J.P. Morgan Mortgage Trust
4.83%, 6/25/37(b) 40,589 31,946
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.37%, 6/15/39(a)(b) 7,500,000 7,520,910
CME Term SOFR 1 Month + 1.94%,
5.69%, 6/15/39(a)(b) 885,000 888,217
CME Term SOFR 1 Month + 3.19%,
6.94%, 6/15/39(a)(b) 4,608,000 4,630,222
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 3,290,000 3,306,641
loanDepot GMSR Trust
CME Term SOFR 1 Month + 2.75%,
6.59%, 12/19/30(a)(b) 7,740,000 7,755,287
MF1X
CME Term SOFR 1 Month + 2.82%,
6.57%, 12/15/34(a)(b) 4,350,000 4,356,005
CME Term SOFR 1 Month + 3.37%,
7.12%, 12/15/34(a)(b) 1,500,000 1,501,387
Face
Amount Value
Natixis Commercial Mortgage
Securities Trust
4.32%, 1/15/43(a)(b) $ 800,000 $ 695,410
NJ
6.08%, 3/5/35(a)(b) 3,110,000 3,151,522
6.08%, 3/5/35(a)(b) 3,400,000 3,403,334
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 5,937,298 6,062,679
NYC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.44%,
6.19%, 2/15/42(a)(b) 6,795,000 6,791,312
CME Term SOFR 1 Month + 3.54%,
7.29%, 2/15/42(a)(b) 5,655,000 5,680,965
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.74%, 8/15/29(a)(b) 5,919,078 5,945,536
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,795,917
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.24%, 12/15/39(a)(b) 3,847,000 3,857,910
CME Term SOFR 1 Month + 1.89%,
5.64%, 12/15/39(a)(b) 6,260,000 6,283,667
CME Term SOFR 1 Month + 2.79%,
6.54%, 12/15/39(a)(b) 1,367,000 1,374,371
PENN Commercial Mortgage Trust
5.93%, 8/10/42(a)(b) 2,926,000 3,018,826
PRM5 Trust
5.62%, 3/10/33(a)(b) 1,150,000 1,151,843
PRMI Securitization Trust
SOFR30A + 1.50%,
5.43%, 12/25/55(a)(b) 14,270,000 14,251,125
Provident Funding Mortgage Trust
6.00%, 8/25/55(a)(b) 4,278,439 4,340,693
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 2,699,946 2,737,262
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 5/15/39(a)(b) 1,193,000 1,192,825
SG Commercial Mortgage Securities
Trust
3.73%, 3/15/37(a)(b) 1,900,000 1,759,812
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.70%, 10/15/41(a)(b) 3,475,000 3,487,842
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 395,182
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.34%, 6/15/39(a)(b) 3,350,000 3,356,251
CME Term SOFR 1 Month + 3.24%,
6.99%, 6/15/39(a)(b) 2,400,000 2,415,936
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 1,127,000 1,187,336
Vantage Data Centers Germany
Borrower Lux SARL
4.29%, 6/28/50(a) EUR 5,327,000 6,330,086

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.5%) (cont’d)
Wells Fargo Commercial Mortgage
Trust
CME Term SOFR 1 Month + 1.54%,
5.29%, 8/15/42(a)(b) $ 5,600,000 $ 5,613,864
607,532,693
Corporate Bonds ( 26 .9% )
Aerospace & Defense (0.3%)
Boeing Co. (The)
5.81%, 5/1/50(e) 7,600,000 7,486,618
5.93%, 5/1/60 3,296,000 3,236,254
10,722,872
Automobile Components (0.4%)
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51 17,567,000 11,295,882
Clarios Global LP
6.75%, 2/15/30(a) 4,978,000 5,209,775
16,505,657
Automobiles (0.4%)
Ford Motor Co.
3.25%, 2/12/32 4,494,000 3,961,883
Stellantis Finance US, Inc.
6.45%, 3/18/35(a)(e) 11,584,000 12,047,694
16,009,577
Banks (5.8%)
AIB Group plc
5.32%, 5/15/31(a)(b)(e) 13,955,000 14,410,144
Banco Santander SA
4.18%, 3/24/28(b) 6,000 6,003
5.54%, 3/14/30(b)(e) 7,425,000 7,686,375
Bank of America Corp.
2.59%, 4/29/31(b)(e) 14,351,000 13,377,286
5.16%, 1/24/31(b)(e) 4,503,000 4,649,649
Bank of Nova Scotia (The)
8.00%, 1/27/84(b)(e) 11,085,000 11,916,275
Barclays plc
8.00%, 3/15/29(b)(f) 7,580,000 8,118,984
BBVA Mexico SA Institucion de Banca
Multiple Grupo Financiero
5.13%, 1/18/33(a)(b) 3,721,000 3,660,255
7.63%, 2/11/35(a)(b)(e) 5,072,000 5,338,280
8.13%, 1/8/39(a)(b) 3,601,000 3,898,039
8.45%, 6/29/38(a)(b)(e) 1,047,000 1,158,655
BNP Paribas SA
7.75%, 8/16/29(a)(b)(f) 6,891,000 7,306,589
CaixaBank SA
6.84%, 9/13/34(a)(b) 11,567,000 12,909,656
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b)(e) 8,529,000 8,913,504
Intesa Sanpaolo SpA
4.95%, 6/1/42(a)(b) 2,225,000 1,899,302
8.25%, 11/21/33(a)(b)(e) 17,727,000 20,940,852
JPMorgan Chase & Co.
5.14%, 1/24/31(b)(e) 6,615,000 6,838,494
5.58%, 4/22/30(b) 9,669,000 10,090,030
Face
Amount Value
Nordea Kredit Realkreditaktieselskab
3.50%, 10/1/53 - 10/1/56 DKK 62,872,764 $ 9,529,591
PNC Financial Services Group, Inc.
(The)
5.58%, 1/29/36(b) $ 4,602,000 4,800,974
6.88%, 10/20/34(b) 1,601,000 1,812,696
Royal Bank of Canada
4.31%, 11/3/31(b) 8,880,000 8,840,847
4.70%, 8/6/31(b) 2,801,000 2,838,244
4.97%, 5/2/31(b)(e) 4,676,000 4,783,700
Santander UK Group Holdings plc
3.82%, 11/3/28(b)(e) 8,434,000 8,381,096
Societe Generale SA
6.10%, 4/13/33(a)(b)(e) 6,557,000 6,932,064
Synovus Financial Corp.
6.17%, 11/1/30(b)(e) 13,134,000 13,653,812
Toronto-Dominion Bank (The)
4.93%, 10/15/35(e) 10,283,000 10,280,037
8.13%, 10/31/82(b) 13,641,000 14,395,740
UniCredit SpA
5.46%, 6/30/35(a)(b) 5,801,000 5,916,514
Westpac Banking Corp.
3.02%, 11/18/36(b)(e) 7,870,000 7,109,976
242,393,663
Building Products (0.4%)
Masterbrand, Inc.
7.00%, 7/15/32(a)(e) 7,442,000 7,719,065
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a)(e) 8,609,000 8,655,420
16,374,485
Capital Markets (3.6%)
Apollo Debt Solutions BDC
5.88%, 8/30/30 4,459,000 4,517,695
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,986,000 2,045,581
6.65%, 3/15/31 1,194,000 1,231,272
Brookfield Asset Management Ltd.
5.30%, 1/15/36 2,707,000 2,705,962
5.80%, 4/24/35(e) 6,935,000 7,271,139
6.08%, 9/15/55 8,482,000 8,680,289
Brookfield Finance, Inc.
6.30%, 1/15/55(b)(e) 8,227,000 8,180,834
CI Financial Corp.
7.50%, 5/30/29(a)(e) 20,225,000 21,523,535
Citadel LP
6.38%, 1/23/32(a)(e) 9,500,000 10,088,124
Citadel Securities Global Holdings
LLC
6.20%, 6/18/35(a) 7,020,000 7,396,218
Focus Financial Partners LLC
6.75%, 9/15/31(a)(e) 5,792,000 5,958,223
HAT Holdings I LLC
3.75%, 9/15/30(a) 2,742,000 2,541,994
Jefferies Financial Group, Inc.
6.20%, 4/14/34(e) 13,306,000 14,049,414
LPL Holdings, Inc.
4.00%, 3/15/29(a) 5,900,000 5,804,373

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (26.9%) (cont’d)
4.38%, 5/15/31(a)(e) $ 5,256,000 $ 5,120,603
5.75%, 6/15/35(e) 3,967,000 4,085,771
Marex Group plc
6.40%, 11/4/29(e) 8,281,000 8,591,834
Nuveen LLC
5.85%, 4/15/34(a) 3,681,000 3,873,004
Oaktree Strategic Credit Fund
6.19%, 7/15/30(a) 9,787,000 9,854,705
Raymond James Financial, Inc.
4.90%, 9/11/35(e) 8,431,000 8,386,009
5.65%, 9/11/55(e) 7,515,000 7,361,432
149,268,011
Chemicals (0.5%)
Celanese US Holdings LLC
1.40%, 8/5/26(e) 1,717,000 1,690,902
7.20%, 11/15/33(c)(e) 6,186,000 6,540,402
Cerdia Finanz GmbH
9.38%, 10/3/31(a) 7,056,000 7,329,420
LYB International Finance III LLC
5.13%, 1/15/31(e) 4,868,000 4,888,783
20,449,507
Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a)(e) 7,840,000 8,267,074
Reworld Holding Corp.
4.88%, 12/1/29(a)(e) 8,507,000 8,184,581
16,451,655
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(a) 4,903,900 4,075,587
Consumer Finance (0.7%)
Aircastle Ltd.
5.75%, 10/1/31(a) 4,330,000 4,515,145
Ally Financial, Inc.
8.00%, 11/1/31 3,217,000 3,656,122
Azorra Finance Ltd.
7.75%, 4/15/30(a)(e) 4,008,000 4,247,614
Ford Motor Credit Co. LLC
5.30%, 9/6/29 250,839 252,926
7.35%, 3/6/30(e) 9,447,000 10,143,226
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a) 5,616,000 5,705,967
28,521,000
Containers & Packaging (0.2%)
Toucan FinCo Ltd.
9.50%, 5/15/30(a)(e) 7,564,000 7,560,494
Diversified Consumer Services (0.2%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 7,271,000 7,698,753
Diversified Telecommunication Services (0.4%)
Bell Canada
6.88%, 9/15/55(b) 7,276,000 7,537,048
Face
Amount Value
TELUS Corp.
6.38%, 6/9/56(b) $ 9,946,000 $ 9,966,729
17,503,777
Electric Utilities (1.3%)
Alpha Generation LLC
6.75%, 10/15/32(a) 8,092,000 8,381,165
American Electric Power Co., Inc.
5.80%, 3/15/56(b)(e) 11,221,000 11,144,758
California Buyer Ltd.
6.38%, 2/15/32(a) 8,360,000 8,391,885
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 9,579,000 9,893,977
VoltaGrid LLC
7.38%, 11/1/30(a)(e) 9,051,000 8,971,629
XPLR Infrastructure Operating
Partners LP
8.38%, 1/15/31(a)(e) 1,441,000 1,515,119
8.63%, 3/15/33(a) 6,992,000 7,360,474
55,659,007
Electronic Equipment, Instruments & Components (0.2%)
TD SYNNEX Corp.
5.30%, 10/10/35(e) 9,739,000 9,648,100
Financial Services (2.5%)
Apollo Global Management, Inc.
5.15%, 8/12/35 8,539,000 8,558,842
Enact Holdings, Inc.
6.25%, 5/28/29 10,122,000 10,608,255
Essent Group Ltd.
6.25%, 7/1/29 1,968,000 2,055,491
HA Sustainable Infrastructure Capital,
Inc.
6.38%, 7/1/34(e) 18,167,000 18,514,688
8.00%, 6/1/56(b)(e) 7,283,000 7,629,525
Jyske Realkredit A/S
3.50%, 10/1/56 DKK 5,966,000 900,166
NMI Holdings, Inc.
6.00%, 8/15/29(e) $ 3,840,000 3,981,043
Nykredit Realkredit A/S
3.50%, 4/1/53 - 10/1/56 DKK 148,758,987 22,720,837
Realkredit Danmark A/S
3.50%, 10/1/56 49,609,166 7,489,055
Rocket Cos., Inc.
6.38%, 8/1/33(a)(e) $ 5,303,000 5,535,637
Rocket Mortgage LLC
3.63%, 3/1/29(a)(e) 1,834,000 1,772,769
3.88%, 3/1/31(a) 8,484,000 8,062,683
UWM Holdings LLC
6.25%, 3/15/31(a) 9,127,000 9,116,830
106,945,821
Gas Utilities (0.1%)
Ferrellgas LP
5.88%, 4/1/29(a) 5,076,000 4,881,734
Ground Transportation (0.2%)
NESCO Holdings II, Inc.
5.50%, 4/15/29(a)(e) 7,975,000 7,862,207

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (26.9%) (cont’d)
Health Care Providers & Services (1.0%)
Centene Corp.
2.50%, 3/1/31 $ 9,240,000 $ 7,984,618
3.38%, 2/15/30 14,896,000 13,731,273
Global Medical Response, Inc.
7.38%, 10/1/32(a) 7,519,000 7,830,127
LifePoint Health, Inc.
9.88%, 8/15/30(a) 5,548,000 5,980,428
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 5,854,000 5,904,724
41,431,170
Health Care REITs (0.3%)
CTR Partnership LP
3.88%, 6/30/28(a)(e) 9,584,000 9,446,044
Healthpeak OP LLC
4.75%, 1/15/33(e) 4,770,000 4,745,811
14,191,855
Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.
6.00%, 6/14/30 14,242,000 14,944,878
Royal Caribbean Cruises Ltd.
5.38%, 1/15/36(e) 9,513,000 9,556,440
Voyager Parent LLC
9.25%, 7/1/32(a)(e) 7,391,000 7,847,254
32,348,572
Insurance (2.2%)
American International Group, Inc.
5.45%, 5/7/35(e) 5,518,000 5,750,232
American National Group, Inc.
6.00%, 7/15/35(e) 7,063,000 7,166,935
6.14%, 6/13/32(a)(e) 3,108,000 3,242,957
7.00%, 12/1/55(b)(e) 6,663,000 6,699,353
Athene Holding Ltd.
6.63%, 5/19/55(e) 11,513,000 11,734,713
Belrose Funding Trust II
6.79%, 5/15/55(a)(e) 11,723,000 12,218,816
Fortitude Group Holdings LLC
6.25%, 4/1/30(a)(e) 3,346,000 3,487,686
Global Atlantic Fin Co.
6.75%, 3/15/54(a) 9,552,000 9,766,891
7.95%, 10/15/54(a)(b) 2,013,000 2,089,617
Intact Financial Corp.
5.46%, 9/22/32(a) 4,086,000 4,228,607
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 9,200,000 9,073,518
Marsh & McLennan Cos., Inc.
5.00%, 3/15/35(e) 2,015,000 2,041,973
Panther Escrow Issuer LLC
7.13%, 6/1/31(a)(e) 8,373,000 8,681,780
Willis North America, Inc.
5.15%, 3/15/36 4,223,000 4,225,008
90,408,086
Face
Amount Value
IT Services (0.2%)
Arches Buyer, Inc.
4.25%, 6/1/28(a)(e) $ 7,348,000 $ 7,217,227
Life Sciences Tools & Services (0.0%)(g)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 1,151,000 1,177,883
Machinery (0.3%)
Calderys Financing LLC
11.25%, 6/1/28(a) 3,848,000 4,090,797
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 7,208,000 7,783,862
11,874,659
Media (0.7%)
Charter Communications Operating
LLC
3.90%, 6/1/52 249,000 160,932
4.40%, 12/1/61 3,610,000 2,363,556
4.80%, 3/1/50 12,291,000 9,241,937
6.55%, 6/1/34(e) 586,000 616,547
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 7,022,000 7,425,049
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 6,257,000 6,293,434
7.38%, 9/1/31(a)(e) 389,000 410,715
Virgin Media Vendor Financing Notes
IV DAC
5.00%, 7/15/28(a)(e) 4,111,000 4,036,245
30,548,415
Metals & Mining (0.2%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 229,000 229,941
First Quantum Minerals Ltd.
8.00%, 3/1/33(a)(e) 7,117,000 7,609,475
7,839,416
Multi-Utilities (0.1%)
Dominion Energy, Inc.
6.00%, 2/15/56(b)(e) 2,904,000 2,919,202
Oil, Gas & Consumable Fuels (0.5%)
Petrobras Global Finance BV
6.50%, 7/3/33 1,911,000 1,971,626
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 4,309,000 3,299,900
6.45%, 3/5/34(a) 2,193,000 1,790,062
Sunoco LP
7.88%, 9/18/30(a)(b)(f) 8,085,000 8,311,704
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 4,842,000 4,722,552
5.00%, 1/31/28(a) 2,026,000 2,025,224
22,121,068
Passenger Airlines (0.8%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(e) 12,489,000 12,597,110
5.31%, 10/20/31(a)(e) 1,154,000 1,164,815

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (26.9%) (cont’d)
American Airlines, Inc.
5.50%, 4/20/26(a) $ 806,167 $ 807,732
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 18,923,318 19,041,394
33,611,051
Personal Care Products (0.1%)
Edgewell Personal Care Co.
4.13%, 4/1/29(a)(e) 5,327,000 5,097,342
Pharmaceuticals (0.1%)
Royalty Pharma plc
5.20%, 9/25/35(e) 3,661,000 3,682,575
Semiconductors & Semiconductor Equipment (0.3%)
Foundry JV Holdco LLC
6.10%, 1/25/36(a) 9,416,000 9,854,739
Qorvo, Inc.
3.38%, 4/1/31(a) 4,526,000 4,202,093
14,056,832
Software (0.6%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 8,578,000 8,695,929
Oracle Corp.
3.60%, 4/1/50 12,139,000 7,569,871
3.95%, 3/25/51 4,806,000 3,165,217
6.00%, 8/3/55(e) 4,507,000 3,978,146
23,409,163
Specialized REITs (0.2%)
EPR Properties
3.60%, 11/15/31 4,305,000 3,997,098
4.75%, 11/15/30 4,246,000 4,214,497
4.95%, 4/15/28 1,641,000 1,654,434
9,866,029
Specialty Retail (0.2%)
PetSmart LLC
7.50%, 9/15/32(a)(e) 7,377,000 7,516,347
Technology Hardware, Storage & Peripherals (0.2%)
Seagate Data Storage Technology Pte.
Ltd.
9.63%, 12/1/32(a) 6,770,500 7,690,146
Textiles, Apparel & Luxury Goods (0.1%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(e)(h) 5,945,000 6,265,252
Transportation Infrastructure (0.1%)
Seaspan Corp.
5.50%, 8/1/29(a) 6,104,000 5,802,111
Wireless Telecommunication Services (0.2%)
Zegona Finance plc
8.63%, 7/15/29(a) 9,350,000 9,945,801
1,127,552,109
Sovereign ( 0 .3% )
Romania Government Bond
3.75%, 2/7/34 EUR 6,796,000 7,216,871
Face
Amount Value
Sovereign (0.3%) (continued)
Romanian Government Bond
2.00%, 4/14/33 EUR 3,947,000 $ 3,782,719
10,999,590
U.S. Government and Agency Securities ( 28 .5% )
U.S. Treasury Bonds
1.13%, 5/15/40 $ 3,040,000 1,930,044
1.25%, 5/15/50 155,000 74,249
3.00%, 5/15/45 448,020,000 344,940,401
3.38%, 11/15/48 50,694,000 40,123,509
4.50%, 2/15/36(e) 5,291,000 5,463,577
U.S. Treasury Notes
1.25%, 8/15/31 6,640,000 5,786,267
1.38%, 11/15/31 70,000 60,988
2.75%, 8/15/32 36,801,000 34,310,464
3.88%, 9/30/29 122,387,000 123,460,276
3.88%, 4/30/30 151,523,000 152,730,449
4.00%, 11/15/35 1,594,000 1,571,211
4.13%, 10/31/31 313,389,000 318,273,462
4.25%, 5/15/35 167,805,000 169,233,963
1,197,958,860
Total Fixed Income Securities
(Cost $4,586,058,123)
4,606,520,195
–
Shares
Investment Companies ( 1 .0% )
Eaton Vance Floating-Rate ETF(e)(i) 569,577 28,178,341
Eaton Vance High Yield ETF(e)(i) 9,300 492,931
Eaton Vance Short Duration Income
ETF(i) 235,000 12,089,269
Eaton Vance Ultra-Short Income
ETF(i) 27,000 1,373,760
Total Investment Companies
(Cost $42,045,245)
42,134,301
Short-Term Investments ( 4 .5% )
Investment Company ( 3 .5% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(j)
(Cost $145,941,273)
145,941,273 145,941,273
Security held as Collateral on Loaned Securities ( 1 .0% )
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(j)
(Cost $43,779,371)
43,779,371 43,779,371

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
U.S. Government and Agency Security ( 0 .0% ) (g)
U.S. Treasury Bill
3.75%, 3/3/26
(Cost $1,887,856)
$ 1,900,000 $ 1,888,802
Total Short-Term Investments
(Cost $191,608,500)
191,609,446
Total Investments ( 115 .3% )
( Cost $ 4,819,711,868 ) including
$ 93,210,904 of Securities Loaned (k) 4,840,263,942
Liabilities in Excess of Other Assets
(-15.3%)
(643,057,770)
Net Assets (100.0%) $4,197,206,172
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at December 31, 2025.
(e) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 93,210,904 and $ 96,754,620 , respectively. The Fund
received cash collateral of $ 43,779,371 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 52,975,249 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(g) Amount is less than 0.05%.
(h) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(i) For the period ended December 31, 2025, the cost of purchases of
Eaton Vance Floating-Rate ETF, Eaton Vance High Yield ETF, Eaton
Vance Short Duration Income ETF and Eaton Vance Ultra-Short
Income ETF, which may be deemed affiliates of the Adviser under the Investment Company Act of 1940, were $28,260,354, $0, $0 and $0, respectively. For the period ended December 31, 2025, management fees related Fund's investments in Eaton Vance Floating-
Rate ETF, Eaton Vance High Yield ETF, Eaton Vance Short Duration
Income ETF and Eaton Vance Ultra-Short Income ETF were reduced by $22,461, $599, $7,322 and $590, respectively.
(j) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $19,942 relating to the
Fund’s investment in the Liquidity Fund.
(k) At December 31, 2025, the aggregate cost for federal income tax purposes is $4,819,711,868. The aggregate gross unrealized
appreciation is $33,575,721 and the aggregate gross unrealized depreciation is $13,023,647, resulting in net unrealized appreciation of $20,552,074.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.2)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.2)%
UMBS, Single Family, 30 Year, 6.00%, TBA, 2/25/56 $ (90,000,000) $ (92,358,986)
Total Securities Sold Short (proceeds $92,242,969) $ (92,358,986)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc $ 6,481,296 GBP 8,626,031 3/18/26 $ (108,825)
Barclays Bank plc PLN 30,142,077 $ 8,392,853 3/18/26 (30)
Citibank N.A. BRL 63,950,208 $ 11,519,447 3/18/26 (43,571)
Citibank N.A. EGP 461,489,676 $ 9,383,686 3/11/26 80,938
Citibank N.A. KRW 4,928,520 $ 3,372 3/18/26 59
Citibank N.A. $ 360,312,052 INR 3,939,559 3/18/26 (47,305)
Goldman Sachs Group, Inc. $ 2,711,339,849 HUF 8,169,890 3/18/26 (80,671)
J.P. Morgan Chase Bank MXN 221,324,225 $ 12,044,047 3/18/26 159,946
J.P. Morgan Chase Bank HUF 2,710,591,301 $ 8,168,984 3/18/26 79,300
J.P. Morgan Chase Bank $ 391,949,129 DKK 61,430,663 3/18/26 (498,838)
J.P. Morgan Chase Bank INR 360,312,052 $ 3,977,635 3/18/26 9,229
UBS AG $ 14,475,589 EUR 16,933,906 3/18/26 (135,332)
UBS AG DKK 131,319,603 $ 20,756,250 3/18/26 (7,237)
$ (592,337)
BRL Brazilian Real
DKK Denmark Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
PLN Polish Zloty

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 5 Year Notes 4,745 Mar-26 $ 474,500,000 $ 518,650,745 $ (510,341)
U.S. Treasury 10 Year Notes 882 Mar-26 88,200,000 99,169,875 240,926
U.S. Treasury 10 Year Ultra Bonds 1,570 Mar-26 157,000,000 180,574,531 (1,240,932)
U.S. Treasury Long Bonds 8 Mar-26 800,000 924,750 (1,931)
Short:
U.S. Treasury 2 Year Notes 2,316 Mar-26 (463,200,000) (483,555,468) 18,820
U.S. Treasury Ultra Bonds 216 Mar-26 (21,600,000) (25,488,000) 580,214
$ (913,244)

Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 25 .0%
Collateralized Mortgage Obligations — Agency
Collateral Series 23 .8
Corporate Bonds 23 .5
Commercial Mortgage-Backed Securities 12 .7
Asset-Backed Securities 10 .8
Other** 4 .2
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 1,308,363,369 and net unrealized depreciation of $ 913,244 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 592,337 .

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (96.1%)
Asset-Backed Securities ( 16 .5% )
Acacia LLC,
2025-1
5.24%, 11/15/37(a) $ 597,054 $ 597,861
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 63,378 64,083
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 58,414 58,458
2025-1A
5.38%, 6/20/29(a) 201,230 201,170
2025-2A
5.55%, 6/20/28(a) 512,162 512,315
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 699,267 703,825
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 832,537 846,924
2024-A
6.02%, 5/17/32(a) 118,595 120,691
2024-B
5.12%, 9/15/32(a) 145,252 146,667
2025-B
4.31%, 9/15/33(a) 562,593 564,272
2025-B
4.50%, 9/15/33(a) 692,779 695,774
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 150,431 150,837
Amur Equipment Finance Receivables
XII LLC,
2023-1A
6.09%, 12/20/29(a) 26,917 27,145
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 106,258 106,473
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 59,380 59,542
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 43,014 43,189
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 883,682 890,860
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 140,975 142,500
2024-1A
SOFR30A + 0.77%,
4.75%, 5/15/36(a)(b) 83,268 83,349
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 69,408 69,681
Face
Amount Value
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) $ 750,000 $ 737,406
Crossroads Asset Trust,
2025-A
4.91%, 2/20/32(a) 2,109,252 2,125,823
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 421,583 419,190
2021-1A
2.05%, 11/20/51(a) 585,600 574,673
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 41,727 41,820
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 619,025 615,228
2020-1A
3.79%, 7/20/50(a) 366,060 360,765
2020-2A
3.24%, 1/20/51(a) 729,479 707,663
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 20,873 20,905
2024-2
5.74%, 12/20/26(a) 47,872 48,047
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 55,734 56,154
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 676,540 681,853
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 27,814 28,005
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.42%, 10/25/55(a)(b) 505,878 507,455
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
5.67%, 11/25/53(a)(b) 57,672 57,869
2023-HE2
SOFR30A + 1.70%,
5.62%, 3/20/54(a)(b) 401,418 403,243
2023-HE3
SOFR30A + 1.60%,
5.52%, 5/20/54(a)(b) 29,915 30,035
2024-HE2
SOFR30A + 1.20%,
5.12%, 10/20/54(a)(b) 90,328 90,446
2025-HE3
SOFR30A + 1.35%,
5.27%, 3/20/56(a)(b) 631,872 634,630
Jersey Mike's Funding LLC,
2021-1A
2.89%, 2/15/52(a) 655,025 645,967

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (16.5%) (cont’d)
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) $ 113,613 $ 115,126
2023-3A
7.50%, 12/15/28(a) 799,600 814,176
2024-1A
6.19%, 8/15/29(a) 206,405 207,588
2024-3A
4.97%, 10/15/29(a) 60,034 60,060
2025-1A
5.10%, 10/15/30(a) 138,965 139,013
2025-2A
5.18%, 5/15/30(a) 637,063 640,271
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 700,000 709,262
Mercury Financial Credit Card Master
Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 147,833
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 289,215 291,936
Navistar Financial Dealer Note Master
Owner Trust II,
2025-1
4.18%, 9/25/30(a) 243,000 244,155
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 1,072,840 1,077,178
2025-B
4.64%, 1/18/33(a) 320,000 321,378
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.47%, 2/25/55(a)(b) 1,423,615 1,433,975
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 132,286 133,423
2024-3A
4.94%, 5/20/30(a) 117,291 117,970
2024-RVM1
5.01%, 1/22/46(a) 95,259 96,734
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 295,000 279,621
2022-2A
5.24%, 10/14/34(a) 1,155,000 1,159,012
2022-S1
4.13%, 5/14/35(a) 1,832,556 1,832,560
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 47,896 47,916
2024-3
5.48%, 8/15/29(a) 150,000 150,319
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 263,070 258,666
Face
Amount Value
2025-A
5.01%, 2/8/33(a) $ 600,000 $ 600,018
2025-C
5.18%, 7/8/33(a) 455,000 455,266
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 11,575 11,593
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 112,285 112,331
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 66,347 66,536
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 403,706 407,293
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 153,261 154,494
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.09%, 7/25/51(a)(b) 641,625 640,623
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 1,409,701 1,413,755
2025-1A
4.99%, 7/25/34(a) 1,100,000 1,107,191
RCKTL,
2025-2A
4.48%, 11/27/34(a) 413,585 414,075
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 46,728 46,924
2025-1A
4.96%, 8/16/32(a) 322,710 323,730
Research-Driven Pagaya Motor Asset
Trust,
2025-1A
5.04%, 6/27/33(a) 665,495 668,263
2025-4A
5.12%, 4/25/34(a) 430,000 431,804
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.55%, 10/25/55(a)(b) 741,441 743,292
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) 368,275 369,369
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 687,600 650,997
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 400,575 402,138
2025-2
4.82%, 6/25/34(a) 452,190 454,917

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (16.5%) (cont’d)
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) $ 1,775,000 $ 1,762,099
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.19%, 2/17/42(a)(b) 424,440 425,124
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 594,413 579,417
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.14%, 6/20/28(a) 1,160,000 1,162,653
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 63,041 63,127
2022-3A
8.95%, 4/15/29(a) 194,086 195,290
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.22%, 9/25/65(a)(b) 758,348 760,241
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.09%, 3/17/42(a)(b) 350,000 350,380
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.34%, 3/17/42(a)(b) 280,000 280,453
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 829,541 831,310
Vantage Data Centers Issuer LLC,
2021-1A
2.17%, 10/15/46(a) 575,000 563,428
Verdant Receivables LLC,
2025-1A
4.85%, 3/13/28(a) 1,012,657 1,017,723
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 68,011 68,428
42,685,247
Commercial Mortgage-Backed Securities ( 14 .0% )
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.25%, 11/15/42(a)(b) 460,000 462,000
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
5.64%, 7/15/41(a)(b) 660,000 663,795
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.75%, 5/15/39(a)(b) 200,000 200,440
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.11%,
5.86%, 6/15/27(a)(b) 730,000 732,094
Face
Amount Value
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.87%, 12/25/41(a)(b) $ 89,028 $ 89,293
SOFR30A + 1.00%,
4.87%, 7/25/45(a)(b) 619,732 621,614
Extended Stay America Trust
CME Term SOFR 1 Month + 1.30%,
5.05%, 10/15/42(a)(b) 665,000 666,938
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
5.12%, 3/25/44(a)(b) 168,749 169,698
SOFR30A + 1.35%,
5.22%, 2/25/44(a)(b) 220,072 221,037
FHLMC, REMIC
SOFR30A + 0.95%,
4.82%, 10/25/54(b) 852,033 853,877
SOFR30A + 1.00%,
4.87%, 2/25/54(b) 660,816 663,081
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 1,330,527 1,334,618
SOFR30A + 1.00%,
4.87%, 3/25/55(b) 619,830 621,803
SOFR30A + 1.05%,
4.92%, 4/25/54(b) 522,967 524,837
SOFR30A + 1.05%,
4.92%, 10/25/54(b) 646,206 648,581
SOFR30A + 1.10%,
4.97%, 1/25/54(b) 464,002 466,686
SOFR30A + 1.10%,
4.97%, 5/25/54(b) 147,045 148,045
SOFR30A + 1.10%,
4.97%, 9/25/54(b) 1,007,081 1,011,869
SOFR30A + 1.15%,
5.02%, 2/25/55(b) 691,365 694,922
SOFR30A + 1.15%,
5.02%, 7/25/55(b) 1,128,548 1,131,989
SOFR30A + 1.20%,
5.07%, 8/25/54(b) 549,827 553,344
SOFR30A + 1.25%,
5.12%, 3/25/54(b) 381,220 383,578
SOFR30A + 1.25%,
5.12%, 3/25/54(b) 66,799 67,441
SOFR30A + 1.25%,
5.12%, 5/25/54(b) 1,086,026 1,094,424
SOFR30A + 1.26%,
5.13%, 4/25/54(b) 823,236 830,368
SOFR30A + 1.40%,
5.27%, 1/25/54(b) 690,959 697,364
SOFR30A + 1.43%,
5.30%, 12/25/54(b) 266,515 268,239
FHLMC, Strips
SOFR30A + 1.30%,
5.17%, 10/25/53(b) 351,783 354,820
FNMA, REMIC
SOFR30A + 0.95%,
4.82%, 1/25/54(b) 218,836 219,813
SOFR30A + 1.05%,
4.92%, 9/25/55(b) 934,197 936,184

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.0%) (cont’d)
SOFR30A + 1.15%,
5.02%, 6/25/54(b) $ 512,946 $ 516,252
SOFR30A + 1.15%,
5.02%, 6/25/54(b) 267,209 268,123
SOFR30A + 1.15%,
5.02%, 8/25/55(b) 588,502 590,714
SOFR30A + 1.00%,
5.07%, 11/25/54(b) 843,000 843,422
SOFR30A + 1.20%,
5.07%, 5/25/54(b) 267,856 269,193
SOFR30A + 1.30%,
5.17%, 10/25/53(b) 511,656 516,503
SOFR30A + 1.47%,
5.34%, 11/25/54(b) 847,772 854,337
GNMA
SOFR30A + 0.90%,
4.82%, 7/20/53(b) 1,069,763 1,071,884
SOFR30A + 0.95%,
4.87%, 3/20/54(b) 318,084 318,718
SOFR30A + 1.00%,
4.92%, 2/20/54(b) 344,455 345,300
SOFR30A + 1.00%,
4.92%, 8/20/54(b) 557,503 557,998
SOFR30A + 1.00%,
4.92%, 12/20/54(b) 393,841 395,194
SOFR30A + 1.00%,
4.92%, 6/20/55(b) 847,176 849,026
SOFR30A + 1.00%,
4.92%, 9/20/64(b) 846,655 850,028
SOFR30A + 1.05%,
4.97%, 10/20/53(b) 369,699 371,479
SOFR30A + 1.05%,
4.97%, 10/20/54(b) 252,861 253,467
SOFR30A + 1.05%,
4.97%, 12/20/54(b) 895,282 899,919
SOFR30A + 1.10%,
5.02%, 8/20/53(b) 544,332 546,881
SOFR30A + 1.10%,
5.02%, 8/20/65(b) 1,092,936 1,096,965
GWT
CME Term SOFR 1 Month + 1.69%,
5.44%, 5/15/41(a)(b) 540,000 542,166
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.39%, 6/15/41(a)(b) 445,000 446,382
Home RE Ltd.
SOFR30A + 4.15%,
8.02%, 1/25/34(a)(b) 555,000 568,939
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.59%, 9/15/41(a)(b) 735,000 737,472
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.50%, 3/15/42(a)(b) 840,000 841,880
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.14%, 10/15/40(a)(b) 155,000 155,370
Face
Amount Value
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.96%, 11/15/38(a)(b) $ 405,000 $ 404,697
CME Term SOFR 1 Month + 1.21%,
4.96%, 11/15/38(a)(b) 379,000 379,044
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.82%, 5/25/55(a)(b) 1,513,774 1,517,816
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.24%, 12/15/39(a)(b) 651,000 652,846
PRMI Securitization Trust
SOFR30A + 1.50%,
5.43%, 12/25/55(a)(b) 390,000 389,484
Radnor Re Ltd.
SOFR30A + 2.70%,
6.57%, 7/25/33(a)(b) 269,698 271,054
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.34%, 6/15/39(a)(b) 140,000 140,261
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 395,000 395,901
36,191,507
Corporate Bonds ( 55 .2% )
Aerospace & Defense (1.3%)
Boeing Co. (The)
2.20%, 2/4/26 2,500,000 2,495,343
Hexcel Corp.
4.20%, 2/15/27(c) 925,000 923,503
3,418,846
Automobiles (1.0%)
Hyundai Capital America
4.88%, 6/23/27(a)(d) 1,048,000 1,059,862
5.45%, 6/24/26(a) 165,000 166,032
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) 700,000 680,612
Volkswagen Group of America
Finance LLC
4.45%, 9/11/27(a) 750,000 752,654
2,659,160
Banks (21.1%)
ABN AMRO Bank NV
4.80%, 4/18/26(a) 1,200,000 1,202,423
Banco Santander SA
4.18%, 3/24/28(b) 2,400,000 2,401,341
Bank of America Corp.
1.73%, 7/22/27(b)(d) 5,045,000 4,981,325
1.98%, 9/15/27(b) CAD 1,800,000 1,304,031
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) $ 2,355,000 2,318,264
Bank of Montreal
4.31%, 6/1/27 CAD 1,750,000 1,297,923
Barclays plc
5.20%, 5/12/26(d) $ 825,000 828,642
6.50%, 9/13/27(b) 600,000 609,468
BPCE SA
1.00%, 1/20/26(a) 500,000 499,245

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (55.2%) (cont’d)
5.98%, 1/18/27(a)(b) $ 575,000 $ 575,356
CaixaBank SA
6.68%, 9/13/27(a)(b) 2,415,000 2,457,528
Citigroup, Inc.
1.12%, 1/28/27(b) 575,000 573,705
1.46%, 6/9/27(b) 3,775,000 3,732,137
Fifth Third Bank NA
3.85%, 3/15/26(d) 480,000 479,665
HSBC Holdings plc
4.04%, 3/13/28(b)(d) 770,000 769,170
4.38%, 11/23/26(d) 1,285,000 1,288,380
ING Groep NV
6.08%, 9/11/27(b)(d) 2,125,000 2,153,717
Intesa Sanpaolo SpA
5.71%, 1/15/26(a)(d) 2,475,000 2,476,235
JPMorgan Chase & Co.
1.04%, 2/4/27(b)(d) 2,250,000 2,243,834
6.07%, 10/22/27(b) 2,845,000 2,890,501
National Bank of Canada
4.70%, 3/5/27(b) 1,542,000 1,543,480
NatWest Group plc
4.80%, 4/5/26 90,000 90,230
NatWest Markets plc
4.17%, 11/6/28(a) 1,255,000 1,258,982
PNC Bank NA
4.54%, 5/13/27(b)(d) 1,113,000 1,114,791
4.78%, 1/15/27(b)(d) 1,060,000 1,060,298
Royal Bank of Canada
4.65%, 1/27/26(d) 1,705,000 1,705,637
5.07%, 7/23/27(b) 1,100,000 1,106,268
Societe Generale SA
1.79%, 6/9/27(a)(b) 1,000,000 989,465
5.25%, 2/19/27(a) 571,000 577,676
5.52%, 1/19/28(a)(b)(d) 500,000 506,599
6.45%, 1/12/27(a)(b) 600,000 600,338
Swedbank AB
6.14%, 9/12/26(a) 700,000 710,379
Toronto-Dominion Bank (The)
1.20%, 6/3/26(d) 480,000 474,562
4.11%, 10/13/28(d) 1,250,000 1,253,291
Truist Bank
4.42%, 7/24/28(b) 1,501,000 1,510,584
U.S. Bancorp
3.10%, 4/27/26(d) 480,000 478,826
US Bank NA
4.73%, 5/15/28(b)(d) 570,000 575,807
Wells Fargo & Co.
3.20%, 6/17/27(b) 3,735,000 3,720,473
54,360,576
Capital Markets (6.9%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 1,200,000 1,200,191
Bank of New York Mellon (The)
4.59%, 4/20/27(b)(d) 535,000 535,981
Citadel Finance LLC
3.38%, 3/9/26(a) 1,390,000 1,386,939
Face
Amount Value
Citadel LP
4.88%, 1/15/27(a) $ 1,008,000 $ 1,010,242
Deutsche Bank AG
2.31%, 11/16/27(b) 2,625,000 2,583,095
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 555,000 557,971
Goldman Sachs Group, Inc. (The)
4.39%, 6/15/27(b) 2,447,000 2,451,141
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,853,000 1,841,575
8.00%, 6/15/27(a) 395,000 410,232
Jefferies Financial Group, Inc.
4.50%, 9/15/26(d) 1,290,000 1,290,123
4.75%, 8/11/26(d) 1,120,000 1,121,026
Marex Group plc
5.83%, 5/8/28(d) 745,000 757,749
UBS Group AG
1.31%, 2/2/27(a)(b) 300,000 299,164
1.49%, 8/10/27(a)(b) 504,000 496,053
4.70%, 8/5/27(a)(b)(d) 1,600,000 1,605,841
5.71%, 1/12/27(a)(b)(d) 372,000 372,146
17,919,469
Chemicals (0.3%)
Celanese US Holdings LLC
1.40%, 8/5/26(d) 900,000 886,320
Consumer Finance (2.4%)
Capital One Financial Corp.
1.88%, 11/2/27(b) 1,275,000 1,251,292
Ford Motor Credit Co. LLC
4.39%, 1/8/26 830,000 830,058
5.13%, 11/5/26(d) 775,000 779,436
6.95%, 3/6/26 2,115,000 2,119,867
General Motors Financial Co., Inc.
1.50%, 6/10/26 480,000 474,659
2.40%, 4/10/28(d) 360,000 346,873
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a) 510,000 517,126
6,319,311
Containers & Packaging (1.9%)
Berry Global, Inc.
1.57%, 1/15/26(d) 1,419,000 1,417,599
4.88%, 7/15/26(a)(d) 1,356,000 1,356,293
Sealed Air Corp.
1.57%, 10/15/26(a) 300,000 293,743
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 558,000 553,325
Sonoco Products Co.
4.45%, 9/1/26(d) 1,200,000 1,202,677
4,823,637
Diversified REITs (0.6%)
VICI Properties LP
4.25%, 12/1/26(a) 1,575,000 1,575,187
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
5.13%, 5/1/27(a)(d) 1,100,000 1,099,126

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (55.2%) (cont’d)
Electric Utilities (1.3%)
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27(d) $ 1,229,000 $ 1,244,266
NRG Energy, Inc.
2.45%, 12/2/27(a) 200,000 193,450
Vistra Operations Co. LLC
3.70%, 1/30/27(a) 1,100,000 1,093,664
4.30%, 10/15/28(a) 720,000 722,552
5.05%, 12/30/26(a) 2,097 2,113
3,256,045
Electronic Equipment, Instruments & Components (1.1%)
TD SYNNEX Corp.
4.30%, 1/17/29(d) 580,000 579,070
Vontier Corp.
1.80%, 4/1/26 2,193,000 2,179,250
2,758,320
Financial Services (1.4%)
Global Payments, Inc.
4.80%, 4/1/26(d) 1,080,000 1,080,252
Radian Group, Inc.
4.88%, 3/15/27 1,300,000 1,305,143
Rocket Mortgage LLC
2.88%, 10/15/26(a) 1,137,420 1,121,603
Western Union Co. (The)
1.35%, 3/15/26 229,500 228,077
3,735,075
Food Products (1.0%)
JDE Peet's NV
1.38%, 1/15/27(a) 220,000 213,208
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 2,278,000 2,270,959
2,484,167
Ground Transportation (0.7%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a) 1,270,000 1,248,617
Penske Truck Leasing Co. LP
4.45%, 1/29/26(a) 515,000 515,184
1,763,801
Health Care Providers & Services (1.2%)
Centene Corp.
4.25%, 12/15/27 1,823,000 1,813,397
HCA, Inc.
5.00%, 3/1/28(d) 491,000 500,302
5.38%, 9/1/26 725,000 726,601
3,040,300
Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.
3.50%, 8/18/26(d) 2,102,000 2,093,435
Independent Power and Renewable Electricity Producers
(0.4%)
AES Corp. (The)
1.38%, 1/15/26 918,000 916,953
Face
Amount Value
Insurance (2.9%)
American National Group, Inc.
5.00%, 6/15/27(d) $ 1,645,000 $ 1,658,155
Athene Global Funding
4.86%, 8/27/26(a) 1,239,000 1,243,938
4.95%, 1/7/27(a) 1,300,000 1,309,724
Fortitude Global Funding
4.63%, 10/6/28(a) 840,000 841,205
GA Global Funding Trust
1.63%, 1/15/26(a) 948,000 947,141
2.25%, 1/6/27(a)(d) 390,000 383,034
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 1,025,000 1,050,884
7,434,081
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 1,110,000 1,092,130
Multi-Utilities (0.6%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,642,000 1,650,097
Office REITs (0.3%)
COPT Defense Properties LP
2.25%, 3/15/26 830,000 826,410
Oil, Gas & Consumable Fuels (1.0%)
Continental Resources, Inc.
2.27%, 11/15/26(a) 1,115,000 1,092,197
EQT Corp.
6.50%, 7/1/27 869,000 886,181
Occidental Petroleum Corp.
3.00%, 2/15/27 349,000 345,992
7.13%, 10/15/27 343,000 360,656
2,685,026
Passenger Airlines (1.8%)
Air Canada
3.88%, 8/15/26(a) 1,250,000 1,244,755
American Airlines, Inc.
5.50%, 4/20/26(a) 730,022 731,440
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 1,195,428 1,202,887
United Airlines, Inc.
4.38%, 4/15/26(a) 1,368,000 1,367,112
4,546,194
Pharmaceuticals (1.3%)
Bayer US Finance LLC
6.13%, 11/21/26(a) 1,050,000 1,065,381
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 2,385,000 2,379,952
3,445,333
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 1,173,000 1,184,663
Semiconductors & Semiconductor Equipment (0.4%)
Skyworks Solutions, Inc.
1.80%, 6/1/26(d) 1,148,000 1,135,580

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (55.2%) (cont’d)
Software (0.8%)
Oracle Corp.
2.65%, 7/15/26 $ 1,965,000 $ 1,949,254
Specialized REITs (0.8%)
EPR Properties
4.75%, 12/15/26 1,925,000 1,931,023
Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.90%, 10/1/26 250,000 251,197
Trading Companies & Distributors (0.5%)
Aviation Capital Group LLC
1.95%, 9/20/26(a) 1,216,000 1,196,591
Wireless Telecommunication Services (0.0%)(e)
T-Mobile USA, Inc.
2.63%, 4/15/26 83,000 82,679
142,519,986
U.S. Government and Agency Securities ( 10 .4% )
U.S. Treasury Notes
1.88%, 6/30/26 13,912,700 13,803,498
2.75%, 4/30/27 1,025,000 1,015,211
4.13%, 10/31/26 9,780,000 9,822,572
4.38%, 7/31/26 2,125,000 2,135,033
26,776,314
Total Fixed Income Securities
(Cost $247,295,046)
248,173,054
–
Shares
Short-Term Investments ( 7 .7% )
Investment Company ( 0 .3% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(f)
(Cost $737,842)
737,842 737,842
Security held as Collateral on Loaned Securities ( 4 .5% )
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.71%(f)
(Cost $11,602,119)
11,602,119 11,602,119
Face
Amount
Commercial Paper ( 2 .9% )
Brunswick Corp.
4.24%, 1/6/26(a) $ 1,325,000 1,324,052
Genuine Parts Co.
4.22%, 1/7/26 1,250,000 1,249,016
HA Sustainable Infrastructure Capital,
Inc.
4.55%, 1/21/26 1,460,000 1,456,301
HCA, Inc.
4.31%, 1/13/26(a) 1,260,000 1,258,181
Jabil, Inc.
4.13%, 1/5/26 1,305,000 1,304,207
Face
Amount Value
Ovintiv, Inc.
4.43%, 1/20/26 $ 1,040,000 $ 1,037,589
Total Commercial Paper
(Cost $7,628,953)
7,629,346
Total Short-Term Investments
(Cost $19,968,914)
19,969,307
Total Investments ( 103 .8% )
( Cost $ 267,263,960 ) including
$ 13,280,786 of Securities Loaned (g) 268,142,361
Liabilities in Excess of Other Assets
(-3.8%)
(9,881,482)
Net Assets (100.0%) $258,260,879
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 13,280,786 and $ 13,683,406 , respectively. The Fund
received cash collateral of $ 11,602,119 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 2,081,287 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Amount is less than 0.05%.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $1,416 relating to the
Fund’s investment in the Liquidity Fund.
(g) At December 31, 2025, the aggregate cost for federal income tax purposes is $267,263,960. The aggregate gross unrealized appreciation is $886,774 and the aggregate gross unrealized
depreciation is $8,373, resulting in net unrealized appreciation of
$878,401.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Depreciation
Citibank N.A. $ 3,583,441 CAD 2,598,185 3/18/26 $ (20,722)
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
Short:
U.S. Treasury 2 Year Notes 20 Mar-26 $ (4,000,000) $ (4,175,781) $ 1,490
U.S. Treasury 5 Year Notes 10 Mar-26 (1,000,000) (1,093,047) 3,516
$ 5,006

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 55 .6%
Asset-Backed Securities 16 .6
Commercial Mortgage-Backed Securities 14 .1
U.S. Government and Agency Securities 10 .4
Other** 3 .3
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 5,268,828 and total unrealized appreciation of $ 5,006 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of
$ 20,722 .

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (96.1%)
Aerospace & Defense ( 1 .8% )
General Electric Co. 646 $ 198,987
HEICO Corp. 136 44,008
HEICO Corp., Class  A 150 37,865
RTX Corp. 902 165,427
446,287
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 548 81,658
Automobiles ( 2 .3% )
Ford Motor Co. 6,484 85,070
Tesla, Inc. (a)(b) 1,096 492,893
577,963
Banks ( 3 .9% )
Bank of America Corp. 3,942 216,810
Citizens Financial Group, Inc. 748 43,691
First Citizens BancShares, Inc., Class  A 15 32,193
Huntington Bancshares, Inc. (c) 4,414 76,583
JPMorgan Chase & Co. (b) 1,347 434,030
Wells Fargo & Co. 1,955 182,206
985,513
Beverages ( 1 .2% )
Coca-Cola Co. (The) 2,429 169,812
PepsiCo, Inc. 864 124,001
293,813
Biotechnology ( 1 .3% )
AbbVie, Inc. (b) 1,007 230,089
Alnylam Pharmaceuticals, Inc. (a)(c) 118 46,923
Natera, Inc. (a) 155 35,509
312,521
Broadline Retail ( 4 .1% )
Amazon.com, Inc. (a)(b) 4,119 950,747
Coupang, Inc. (a) 825 19,462
MercadoLibre, Inc. (a) 30 60,428
1,030,637
Building Products ( 0 .4% )
Carlisle Cos., Inc. 119 38,064
Lennox International, Inc. (c) 135 65,553
103,617
Capital Markets ( 3 .5% )
Ares Management Corp., Class  A 427 69,016
Bank of New York Mellon Corp. (The) 889 103,204
Carlyle Group, Inc. (The) 983 58,105
Charles Schwab Corp. (The) 1,305 130,383
Interactive Brokers Group, Inc., Class  A 852 54,792
LPL Financial Holdings, Inc. (c) 121 43,218
Morgan Stanley (d) 493 87,522
Nasdaq, Inc. 816 79,258
Robinhood Markets, Inc., Class  A (a) 414 46,823
State Street Corp. 694 89,533
T Rowe Price Group, Inc. 626 64,090
Tradeweb Markets, Inc., Class  A 329 35,381
861,325
Chemicals ( 0 .8% )
Dow, Inc. 2,789 65,207
Shares Value
Linde plc 328 $ 139,856
205,063
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 377 79,898
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. 2,482 191,188
Ubiquiti, Inc. (c) 31 17,154
208,342
Construction Materials ( 0 .3% )
CRH plc 663 82,742
Consumer Staples Distribution & Retail ( 1 .7% )
Costco Wholesale Corp. (b) 237 204,375
Walmart, Inc. (b) 2,064 229,950
434,325
Containers & Packaging ( 0 .3% )
International Paper Co. 1,849 72,832
Diversified Telecommunication Services ( 0 .5% )
AT&T, Inc. 5,390 133,888
Electric Utilities ( 1 .3% )
Alliant Energy Corp. 765 49,733
Edison International 1,268 76,105
Entergy Corp. 680 62,852
FirstEnergy Corp. 1,506 67,424
PPL Corp. 1,633 57,188
313,302
Electrical Equipment ( 1 .3% )
Eaton Corp. plc 333 106,064
GE Vernova, Inc. 158 103,264
Hubbell, Inc., Class  B 79 35,085
Rockwell Automation, Inc. 236 91,820
336,233
Electronic Equipment, Instruments & Components ( 0 .4% )
TE Connectivity plc 477 108,522
Entertainment ( 1 .7% )
Netflix, Inc. (a) 1,920 180,019
ROBLOX Corp., Class  A (a) 314 25,443
Spotify Technology SA (a) 84 48,780
TKO Group Holdings, Inc., Class  A 128 26,752
Walt Disney Co. (The) 1,242 141,302
Warner Music Group Corp., Class  A 468 14,354
436,650
Financial Services ( 4 .0% )
Berkshire Hathaway, Inc., Class  B (a)(b) 689 346,326
Fiserv, Inc. (a) 1,148 77,111
Mastercard, Inc., Class  A (b) 421 240,341
Rocket Cos., Inc., Class  A 600 11,616
Toast, Inc., Class  A (a) 455 16,157
Visa, Inc., Class  A (c) 868 304,416
995,967
Food Products ( 0 .3% )
Hershey Co. (The) (c) 432 78,615
Ground Transportation ( 0 .8% )
CSX Corp. 2,405 87,181

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Ground Transportation (cont’d)
Uber Technologies, Inc. (a) 1,401 $ 114,476
201,657
Health Care Equipment & Supplies ( 1 .5% )
Abbott Laboratories 1,196 149,847
Edwards Lifesciences Corp. (a) 816 69,564
Intuitive Surgical, Inc. (a) 276 156,315
375,726
Health Care Providers & Services ( 1 .8% )
Cencora, Inc. 263 88,828
CVS Health Corp. 1,287 102,136
HCA Healthcare, Inc. 170 79,366
UnitedHealth Group, Inc. 551 181,891
452,221
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (a) 170 37,949
Hotels, Restaurants & Leisure ( 1 .5% )
DraftKings, Inc., Class  A (a) 2,172 74,847
Flutter Entertainment plc (a) 333 71,609
McDonald's Corp. 481 147,008
Yum! Brands, Inc. 547 82,750
376,214
Household Products ( 0 .8% )
Procter & Gamble Co. (The) 1,315 188,453
Industrial Conglomerates ( 0 .4% )
3M Co. 595 95,260
Insurance ( 1 .3% )
Hartford Insurance Group, Inc. (The) 554 76,341
Loews Corp. 509 53,603
Markel Group, Inc. (a) 7 15,047
Principal Financial Group, Inc. 799 70,480
Ryan Specialty Holdings, Inc., Class  A 1,176 60,717
W. R. Berkley Corp. 782 54,834
331,022
Interactive Media & Services ( 8 .4% )
Alphabet, Inc., Class  A (b) 2,392 748,696
Alphabet, Inc., Class  C (b) 2,147 673,728
Meta Platforms, Inc., Class  A (b) 944 623,125
Pinterest, Inc., Class  A (a) 476 12,324
Reddit, Inc., Class  A (a)(c) 94 21,608
Snap, Inc., Class  A (a) 571 4,608
2,084,089
IT Services ( 1 .0% )
Accenture plc, Class  A 409 109,735
Amdocs Ltd. (c) 381 30,674
Cloudflare, Inc., Class  A (a) 204 40,219
CoreWeave, Inc., Class  A (a)(c) 221 15,826
Okta, Inc., Class  A (a) 85 7,350
Snowflake, Inc., Class  A (a) 204 44,749
248,553
Life Sciences Tools & Services ( 1 .0% )
Illumina, Inc. (a) 690 90,501
Thermo Fisher Scientific, Inc. 278 161,087
251,588
Shares Value
Machinery ( 1 .0% )
Caterpillar, Inc. 166 $ 95,096
Otis Worldwide Corp. 779 68,046
Westinghouse Air Brake Technologies Corp. 357 76,202
239,344
Media ( 0 .3% )
Fox Corp., Class  A (c) 640 46,765
Fox Corp., Class  B 352 22,855
69,620
Metals & Mining ( 0 .5% )
Reliance, Inc. 154 44,486
Southern Copper Corp. 603 86,512
130,998
Multi-Utilities ( 1 .1% )
Ameren Corp. 705 70,401
CMS Energy Corp. 934 65,315
DTE Energy Co. 503 64,877
WEC Energy Group, Inc. (c) 648 68,338
268,931
Oil, Gas & Consumable Fuels ( 2 .4% )
Cheniere Energy, Inc. 377 73,285
Chevron Corp. 1,177 179,387
Devon Energy Corp. 2,084 76,337
Exxon Mobil Corp. (b) 2,275 273,773
602,782
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 256 26,808
Pharmaceuticals ( 3 .7% )
Eli Lilly & Co. (b) 425 456,739
Johnson & Johnson (b) 1,292 267,379
Merck & Co., Inc. 1,764 185,679
Royalty Pharma plc, Class  A 340 13,138
922,935
Professional Services ( 0 .8% )
Broadridge Financial Solutions, Inc. 320 71,414
SS&C Technologies Holdings, Inc. 750 65,565
TransUnion 608 52,136
189,115
Residential REITs ( 0 .8% )
Invitation Homes, Inc. 2,364 65,695
Mid-America Apartment Communities, Inc. 521 72,372
Sun Communities, Inc. 536 66,416
204,483
Retail REITs ( 0 .6% )
Realty Income Corp. 1,332 75,085
Regency Centers Corp. 943 65,095
140,180
Semiconductors & Semiconductor Equipment ( 13 .7% )
Advanced Micro Devices, Inc. (a) 1,050 224,868
Broadcom, Inc. (b) 2,040 706,044
Entegris, Inc. 542 45,664
Lam Research Corp. 1,231 210,723
Micron Technology, Inc. 846 241,457
Monolithic Power Systems, Inc. (c) 72 65,258
NVIDIA Corp. (b) 9,206 1,716,919

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
ON Semiconductor Corp. (a)(c) 948 $ 51,334
QUALCOMM, Inc. 626 107,077
Teradyne, Inc. 286 55,358
3,424,702
Software ( 9 .4% )
AppLovin Corp., Class  A (a) 114 76,816
Atlassian Corp., Class  A (a) 80 12,971
Bentley Systems, Inc., Class  B 1,267 48,355
Circle Internet Group, Inc., Class  A (a) 387 30,689
Fair Isaac Corp. (a) 49 82,840
Figma, Inc., Class  A (a)(c) 718 26,832
Microsoft Corp. (b) 3,096 1,497,288
Oracle Corp. 673 131,174
Palantir Technologies, Inc., Class  A (a) 875 155,531
Salesforce, Inc. 151 40,001
Samsara, Inc., Class  A (a) 402 14,251
ServiceNow, Inc. (a) 720 110,297
Strategy, Inc., Class  A (a)(c) 336 51,055
Zoom Communications, Inc., Class  A (a) 300 25,887
Zscaler, Inc. (a) 139 31,264
2,335,251
Specialized REITs ( 0 .3% )
VICI Properties, Inc., Class  A 2,443 68,697
Specialty Retail ( 1 .6% )
Carvana Co., Class  A (a)(c) 27 11,394
Home Depot, Inc. (The) 566 194,761
Ross Stores, Inc. 488 87,908
Ulta Beauty, Inc. (a) 85 51,426
Williams-Sonoma, Inc. (c) 256 45,719
391,208
Technology Hardware, Storage & Peripherals ( 7 .4% )
Apple, Inc. (b) 6,009 1,633,607
Dell Technologies, Inc., Class  C 413 51,988
Pure Storage, Inc., Class  A (a) 229 15,345
Seagate Technology Holdings plc 500 137,695
1,838,635
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 805 83,454
Tobacco ( 0 .6% )
Philip Morris International, Inc. 951 152,540
Trading Companies & Distributors ( 0 .3% )
Ferguson Enterprises, Inc. 210 46,752
Watsco, Inc. 107 36,054
82,806
Total Common Stocks
(Cost $19,485,753) 23,994,934
Short-Term Investments (5.3%)
Investment Company (3.5%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (e)
(Cost $876,666)
876,666 876,666
Shares Value
Security held as Collateral on Loaned Securities ( 1 .8% )
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (e)
(Cost $433,973)
433,973 $ 433,973
Total Short-Term Investments
(Cost $1,310,639) 1,310,639
–
Total Investments Excluding Purchased
Options ( 101 .4% ) (Cost $ 20,796,392 ) 25,305,573
Total Purchased Options Outstanding (0.6%)
(Cost $205,035) 148,737
Total Investments ( 102 .0% )
(Cost $ 21,001,427 ) including
$ 676,998 of Securities Loaned (f) (g) 25,454,310
Total Written Options (-0.7%)
(Premiums Received $ (192,668) ) (175,934)
Liabilities in Excess of Other Assets
(
-1.3%
) (323,637)
NET ASSETS (100.0%) $ 24,954,739
(a) Non-income producing security.
(b) All or a portion of the security pledged as collateral for Written options.
(c) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 676,998 and $ 699,010 , respectively. The Fund received cash collateral of $ 433,973 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 265,037 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) For the period ended December 31, 2025, there were no purchases or sales of Morgan Stanley, Common Stock, which may be deemed an affiliate of the Advisor under the Investment Company Act of
1940.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $298 relating to the Fund’s investment in the Liquidity Fund.
(f) At December 31, 2025, the aggregate cost for federal income tax purposes is $21,001,427. The aggregate gross unrealized
appreciation is $4,844,941 and the aggregate gross unrealized depreciation is $392,058, resulting in net unrealized appreciation of
$4,452,883.
(g) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Mini-SPX Index 16 USD 440 1/16/26 $ 1,095,280 $ 48 $ 4,374 $ (4,326)
S&P 500 Mini-SPX Index 30 USD 470 1/16/26 2,053,650 75 5,112 (5,037)
S&P 500 Mini-SPX Index 39 USD 460 2/20/26 2,669,745 780 9,394 (8,614)
S&P 500 Mini-SPX Index 43 USD 480 3/20/26 2,943,565 2,881 4,790 (1,909)
S&P 500 Mini-SPX Index 19 USD 460 3/20/26 1,300,645 1,026 4,765 (3,739)
S&P 500 Mini-SPX Index 13 USD 470 4/17/26 889,915 1,424 4,958 (3,534)
S&P 500 Mini-SPX Index 11 USD 460 5/15/26 753,005 1,650 4,683 (3,033)
S&P 500 Mini-SPX Index 16 USD 480 6/18/26 1,095,280 3,984 4,854 (870)
Total $11,868 $42,930 $(31,062)
Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
89 USD 690 3/20/26 $ 6,069,088 $ 136,869 $ 162,105 $ (25,236)
Call Options Written:
The Fund had the following call options written open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
S&P 500 Index
5 USD 6,980 1/02/26 $ 3,422,750 $ (25) $ (3,793) $ 3,768
S&P 500 Index
6 USD 6,970 1/05/26 4,107,300 (180) (4,312) 4,132
S&P 500 Index
5 USD 6,975 1/05/26 3,422,750 (100) (5,192) 5,092
S&P 500 Index
6 USD 6,940 1/07/26 4,107,300 (2,850) (4,492) 1,642
S&P 500 Index
6 USD 7,030 1/09/26 4,107,300 (450) (7,252) 6,802
S&P 500 Index
6 USD 6,990 1/14/26 4,107,300 (5,610) (7,552) 1,942
Total $(9,215) $(32,593) $23,378
Put Options Written:
The Fund had the following put options written open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
89 USD 690 3/20/26
$ 6,069,088
$ (166,719)
$ (160,075) $ (6,644)
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 32 .6%
Other** 17 .2
Financials 12 .7
Communication Services 10 .9
Consumer Discretionary 9 .8
Health Care 9 .4
Industrials 7 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (98.7%)
Aerospace & Defense ( 1 .8% )
General Dynamics Corp. (a) 4,524 $ 1,523,050
L3Harris Technologies, Inc. 5,165 1,516,289
RTX Corp. 9,262 1,698,651
4,737,990
Air Freight & Logistics ( 1 .3% )
Expeditors International of Washington, Inc. (a) 12,231 1,822,541
United Parcel Service, Inc., Class  B (a) 17,608 1,746,538
3,569,079
Automobile Components ( 1 .8% )
Gentex Corp. 47,320 1,101,136
LCI Industries 16,786 2,036,813
Lear Corp. (a) 14,358 1,645,427
4,783,376
Banks ( 2 .7% )
Cullen/Frost Bankers, Inc. 10,101 1,279,090
First Interstate BancSystem, Inc., Class  A (b) 44,149 1,527,555
Prosperity Bancshares, Inc. (b) 19,557 1,351,584
Regions Financial Corp. 56,997 1,544,619
United Bankshares, Inc. 41,617 1,598,093
7,300,941
Beverages ( 2 .2% )
Coca-Cola Co. (The) 20,379 1,424,696
Keurig Dr Pepper, Inc. (a) 61,827 1,731,774
Molson Coors Beverage Co., Class  B (a) 34,262 1,599,350
PepsiCo, Inc. 9,258 1,328,708
6,084,528
Biotechnology ( 1 .2% )
AbbVie, Inc. 6,793 1,552,133
Gilead Sciences, Inc. (a) 13,311 1,633,792
3,185,925
Building Products ( 0 .4% )
AO Smith Corp. 17,853 1,194,009
Capital Markets ( 2 .0% )
Brookfield Asset Management Ltd., Class  A 23,194 1,215,133
CME Group, Inc. 5,575 1,522,421
Janus Henderson Group plc 32,619 1,551,686
T Rowe Price Group, Inc. 12,231 1,252,210
5,541,450
Chemicals ( 5 .7% )
Air Products and Chemicals, Inc. 4,781 1,181,003
Balchem Corp. 9,462 1,451,092
Cabot Corp. 18,831 1,248,119
Corteva, Inc. 20,113 1,348,174
Dow, Inc. 61,071 1,427,840
DuPont de Nemours, Inc. 18,691 751,378
International Flavors & Fragrances, Inc. 25,424 1,713,323
Linde plc (a) 3,018 1,286,845
LyondellBasell Industries NV, Class  A (b) 32,137 1,391,532
Mosaic Co. (The) 40,575 977,452
NewMarket Corp. 1,556 1,069,377
PPG Industries, Inc. 15,112 1,548,375
15,394,510
Shares Value
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 21,648 $ 1,667,545
Construction Materials ( 0 .4% )
Vulcan Materials Co. 4,243 1,210,188
Consumer Staples Distribution & Retail ( 1 .1% )
Costco Wholesale Corp. 1,425 1,228,835
Target Corp. 17,591 1,719,520
2,948,355
Containers & Packaging ( 2 .6% )
Amcor plc (b) 178,075 1,485,146
AptarGroup, Inc. 10,802 1,317,412
Avery Dennison Corp. 9,609 1,747,685
International Paper Co. (b) 31,149 1,226,959
Packaging Corp. of America 6,545 1,349,775
7,126,977
Distributors ( 1 .0% )
Genuine Parts Co. 11,297 1,389,079
LKQ Corp. 42,078 1,270,756
2,659,835
Diversified Telecommunication Services ( 0 .9% )
AT&T, Inc. 49,978 1,241,454
Verizon Communications, Inc. 31,202 1,270,857
2,512,311
Electric Utilities ( 5 .1% )
Alliant Energy Corp. (a) 21,163 1,375,807
American Electric Power Co., Inc. (a) 12,465 1,437,339
Duke Energy Corp. 10,868 1,273,838
Evergy, Inc. 20,188 1,463,428
FirstEnergy Corp. 32,746 1,466,038
IDACORP, Inc. (a)(b) 11,378 1,440,000
OGE Energy Corp. (a) 31,283 1,335,784
Portland General Electric Co. 29,697 1,425,159
PPL Corp. (b) 36,708 1,285,514
Southern Co. (The) 14,483 1,262,918
13,765,825
Electronic Equipment, Instruments & Components ( 2 .1% )
Avnet, Inc. 24,740 1,189,499
Badger Meter, Inc. 7,957 1,387,781
Corning, Inc. 18,329 1,604,887
TD SYNNEX Corp. 9,904 1,487,878
5,670,045
Energy Equipment & Services ( 1 .0% )
Noble Corp. plc 42,651 1,204,464
Patterson-UTI Energy, Inc. 249,538 1,524,677
2,729,141
Entertainment ( 0 .6% )
Electronic Arts, Inc. 7,805 1,594,796
Financial Services ( 1 .3% )
Jack Henry & Associates, Inc. 10,587 1,931,916
Western Union Co. (The) (a)(b) 160,206 1,491,518
3,423,434
Food Products ( 3 .4% )
Archer-Daniels-Midland Co. 25,048 1,440,010
Cal-Maine Foods, Inc. 13,935 1,108,808
Conagra Brands, Inc. 69,065 1,195,515

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Food Products (cont’d)
Flowers Foods, Inc. (b) 122,299 $ 1,330,613
Hormel Foods Corp. 64,340 1,524,858
Ingredion, Inc. 11,910 1,313,197
Kraft Heinz Co. (The) 57,141 1,385,669
9,298,670
Gas Utilities ( 2 .2% )
Atmos Energy Corp. (b) 9,020 1,512,023
MDU Resources Group, Inc. 72,793 1,420,919
New Jersey Resources Corp. 33,680 1,553,322
ONE Gas, Inc. 17,692 1,366,707
5,852,971
Ground Transportation ( 0 .5% )
Norfolk Southern Corp. 4,349 1,255,643
Health Care Equipment & Supplies ( 2 .5% )
Abbott Laboratories 10,866 1,361,401
Becton Dickinson & Co. 6,737 1,307,450
Medtronic plc 15,896 1,526,970
STERIS plc 5,574 1,413,120
Stryker Corp. (a) 3,528 1,239,986
6,848,927
Health Care Providers & Services ( 3 .2% )
Cardinal Health, Inc. 9,050 1,859,775
Cencora, Inc. (a) 4,890 1,651,597
Chemed Corp. 2,964 1,268,177
Cigna Group (The) 4,260 1,172,480
Labcorp Holdings, Inc. 5,325 1,335,936
Quest Diagnostics, Inc. 8,162 1,416,352
8,704,317
Hotels, Restaurants & Leisure ( 2 .0% )
Restaurant Brands International, Inc. 19,880 1,356,412
Texas Roadhouse, Inc., Class  A 8,657 1,437,062
Vail Resorts, Inc. (b) 8,285 1,100,248
Wendy's Co. (The) (a)(b) 167,657 1,396,583
5,290,305
Household Durables ( 0 .8% )
Garmin Ltd. 6,077 1,232,720
Lennar Corp., Class  A 10,229 1,051,541
2,284,261
Household Products ( 2 .3% )
Church & Dwight Co., Inc. (a) 15,356 1,287,600
Clorox Co. (The) 11,706 1,180,316
Kimberly-Clark Corp. 11,417 1,151,861
Procter & Gamble Co. (The) (a) 8,596 1,231,893
Reynolds Consumer Products, Inc. 62,129 1,423,997
6,275,667
Insurance ( 4 .7% )
Aflac, Inc. 13,393 1,476,846
American Financial Group, Inc. 10,587 1,447,031
Cincinnati Financial Corp. (a) 8,848 1,445,055
Everest Group Ltd. 3,598 1,220,981
F&G Annuities & Life, Inc. (a)(b) 1,327 40,938
Fidelity National Financial, Inc. (a) 22,269 1,215,665
Old Republic International Corp. (a) 36,074 1,646,418
Principal Financial Group, Inc. (a) 18,157 1,601,629
Prudential Financial, Inc. 12,533 1,414,725
Shares Value
RLI Corp. 20,552 $ 1,314,917
12,824,205
Interactive Media & Services ( 0 .6% )
Alphabet, Inc., Class  A 5,467 1,711,171
IT Services ( 2 .3% )
Accenture plc, Class  A 5,969 1,601,483
Amdocs Ltd. (b) 15,688 1,263,041
Cognizant Technology Solutions Corp., Class  A 21,350 1,772,050
International Business Machines Corp. 5,291 1,567,247
6,203,821
Leisure Products ( 1 .1% )
Hasbro, Inc. (a) 19,143 1,569,726
Polaris, Inc. 24,321 1,538,303
3,108,029
Life Sciences Tools & Services ( 1 .0% )
Danaher Corp. 6,102 1,396,870
QIAGEN NV 29,148 1,310,785
2,707,655
Machinery ( 2 .3% )
Cummins, Inc. 3,565 1,819,754
Donaldson Co., Inc. 18,852 1,671,419
Graco, Inc. (a) 16,024 1,313,487
Snap-on, Inc. 4,223 1,455,246
6,259,906
Media ( 2 .8% )
Comcast Corp., Class  A 50,317 1,503,975
Fox Corp., Class  A (a) 25,483 1,862,043
New York Times Co. (The), Class  A (a) 24,964 1,733,001
News Corp., Class  A 46,449 1,213,248
Omnicom Group, Inc. (a) 16,464 1,329,468
7,641,735
Metals & Mining ( 1 .1% )
Reliance, Inc. (a) 4,607 1,330,824
Royal Gold, Inc. (a) 7,688 1,708,966
3,039,790
Multi-Utilities ( 2 .6% )
Avista Corp. 42,070 1,621,378
Consolidated Edison, Inc. 14,045 1,394,949
Dominion Energy, Inc. (a) 24,227 1,419,460
Public Service Enterprise Group, Inc. 15,794 1,268,258
WEC Energy Group, Inc. (b) 12,125 1,278,703
6,982,748
Oil, Gas & Consumable Fuels ( 9 .5% )
Antero Midstream Corp. (a) 76,051 1,352,947
Chevron Corp. 9,525 1,451,705
Chord Energy Corp. 14,606 1,353,976
ConocoPhillips 13,619 1,274,875
Coterra Energy, Inc. 54,230 1,427,334
DT Midstream, Inc. 13,259 1,586,837
EOG Resources, Inc. 11,707 1,229,352
Exxon Mobil Corp. 12,437 1,496,668
HF Sinclair Corp. 29,996 1,382,216
International Seaways, Inc. (a) 33,976 1,649,535
Kinder Morgan, Inc. (a) 50,830 1,397,317
Magnolia Oil & Gas Corp., Class  A (b) 65,339 1,430,271

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
ONEOK, Inc. 17,990 $ 1,322,265
Permian Resources Corp., Class  A 112,367 1,576,509
Phillips 66 (a) 11,608 1,497,896
Valero Energy Corp. (b) 9,579 1,559,365
Viper Energy, Inc., Class  A 35,189 1,359,351
Williams Cos., Inc. (The) 22,698 1,364,377
25,712,796
Personal Care Products ( 0 .5% )
Interparfums, Inc. (b) 14,658 1,243,438
Pharmaceuticals ( 2 .9% )
Bristol-Myers Squibb Co. 33,104 1,785,630
Johnson & Johnson 8,318 1,721,410
Merck & Co., Inc. 14,551 1,531,638
Pfizer, Inc. 52,617 1,310,163
Royalty Pharma plc, Class  A (a) 40,404 1,561,211
7,910,052
Professional Services ( 2 .8% )
Automatic Data Processing, Inc. 4,452 1,145,188
Exponent, Inc. 22,739 1,579,451
Korn Ferry 18,804 1,241,440
ManpowerGroup, Inc. 36,996 1,099,891
Paychex, Inc. 11,261 1,263,259
Robert Half, Inc. (a) 45,490 1,235,508
7,564,737
Semiconductors & Semiconductor Equipment ( 2 .8% )
Analog Devices, Inc. 6,022 1,633,166
Power Integrations, Inc. (b) 37,411 1,329,587
Qnity Electronics, Inc. 9,339 762,529
QUALCOMM, Inc. 9,217 1,576,568
Skyworks Solutions, Inc. 16,811 1,065,986
Texas Instruments, Inc. 7,109 1,233,340
7,601,176
Software ( 2 .5% )
Dolby Laboratories, Inc., Class  A (b) 20,246 1,300,198
Intuit, Inc. 2,044 1,353,987
Microsoft Corp. 2,904 1,404,432
Roper Technologies, Inc. 2,746 1,222,327
Salesforce, Inc. 5,452 1,444,289
6,725,233
Specialty Retail ( 2 .4% )
Best Buy Co., Inc. 17,099 1,144,436
Buckle, Inc. (The) 23,380 1,248,960
Home Depot, Inc. (The) 3,509 1,207,447
Penske Automotive Group, Inc. (a) 8,007 1,267,428
TJX Cos., Inc. (The) (a) 10,295 1,581,415
6,449,686
Technology Hardware, Storage & Peripherals ( 0 .4% )
HP, Inc. 48,580 1,082,362
Textiles, Apparel & Luxury Goods ( 1 .2% )
Columbia Sportswear Co. 27,547 1,517,564
Steven Madden Ltd. (b) 42,462 1,768,118
3,285,682
Tobacco ( 0 .5% )
Altria Group, Inc. (a) 21,969 1,266,733
Shares Value
Trading Companies & Distributors ( 1 .4% )
Fastenal Co. 30,332 $ 1,217,223
MSC Industrial Direct Co., Inc., Class  A (b) 16,983 1,428,270
Watsco, Inc. 3,481 1,172,923
3,818,416
Wireless Telecommunication Services ( 0 .6% )
Millicom International Cellular SA 28,083 1,556,922
Total Common Stocks
(Cost $262,978,116) 267,607,314
Short-Term Investments (3.1%)
Investment Company (0.7%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (c)
(Cost $1,962,129)
1,962,129 1,962,129
Security held as Collateral on Loaned Securities ( 2 .4% )
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (c)
(Cost $6,564,676)
6,564,676 6,564,676
Total Short-Term Investments
(Cost $8,526,805) 8,526,805
–
Total Investments ( 101 .8% )
(Cost $ 271,504,921 ) including
$ 19,385,343 of Securities Loaned (d) (e) 276,134,119
Total Written Options (-0.1%)
(Premiums Received $ (482,292) ) (203,442)
Liabilities in Excess of Other Assets
(
-1.8%
) (4,864,135)
NET ASSETS (100.0%) $ 271,066,542
(a) All or a portion of the security pledged as collateral for Written options.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 19,385,343 and $ 20,051,660 , respectively. The Fund
received cash collateral of $ 6,564,676 , which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $ 13,486,984 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $681 relating to the Fund’s investment in the Liquidity Fund.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
(d) At December 31, 2025, the aggregate cost for federal income tax purposes is $271,504,921. The aggregate gross unrealized appreciation is $20,568,372 and the aggregate gross unrealized depreciation is $15,939,174, resulting in net unrealized appreciation of $4,629,198.
(e) Securities are available for collateral in connection with open Written options.
Call Options Written:
The Fund had the following call options written open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
SPDR S&P 500 ETF Trust
1278 USD 695 1/05/26 $ 87,149,376 $ (1,915) $ (123,815) $ 121,900
SPDR S&P 500 ETF Trust
1249 USD 700 1/09/26 85,171,808 (11,127) (170,037) 158,910
SPDR S&P 500 ETF Trust
1400 USD 695 1/14/26 95,468,800 (190,400) (188,440) (1,960)
Total $(203,442) $(482,292) $278,850
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Health Care 10 .9%
Financials 10 .8
Information Technology 10 .7
Energy 10 .6
Industrials 10 .5
Consumer Discretionary 10 .3
Consumer Staples 10 .1
Materials 9 .9
Utilities 9 .9
Communication Services 5 .6
Other** 0 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)
Shares Value
Common Stocks (101.9%)
Aerospace & Defense ( 2 .6% )
Boeing Co. (The) (a) 3,561 $ 773,164
General Electric Co. 3,474 1,070,096
HEICO Corp. 910 294,467
HEICO Corp., Class  A 627 158,274
Howmet Aerospace, Inc. 3,900 799,578
Lockheed Martin Corp. 1,319 637,961
3,733,540
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 3,301 491,882
Automobile Components ( 0 .1% )
Aptiv plc (a) 2,608 198,443
Automobiles ( 2 .5% )
Ford Motor Co. 40,743 534,548
Tesla, Inc. (a) 6,623 2,978,496
3,513,044
Banks ( 4 .1% )
Bank of America Corp. (b) 24,290 1,335,950
Citizens Financial Group, Inc. 6,013 351,219
Huntington Bancshares, Inc. (c) 18,987 329,425
JPMorgan Chase & Co. (b) 8,350 2,690,537
Wells Fargo & Co. 12,336 1,149,715
5,856,846
Beverages ( 1 .3% )
Coca-Cola Co. (The) (b) 15,527 1,085,493
PepsiCo, Inc. 5,741 823,948
1,909,441
Biotechnology ( 1 .8% )
AbbVie, Inc. 6,208 1,418,466
Alnylam Pharmaceuticals, Inc. (a)(c) 667 265,232
Amgen, Inc. 2,455 803,546
Natera, Inc. (a) 197 45,131
2,532,375
Broadline Retail ( 4 .2% )
Amazon.com, Inc. (a)(b) 24,249 5,597,154
Coupang, Inc. (a) 2,602 61,381
MercadoLibre, Inc. (a) 163 328,325
5,986,860
Building Products ( 0 .5% )
Builders FirstSource, Inc. (a) 2,700 277,803
Carlisle Cos., Inc. 1,221 390,549
668,352
Capital Markets ( 2 .1% )
Ares Management Corp., Class  A 1,363 220,302
Blue Owl Capital, Inc., Class  A (c) 15,012 224,279
Carlyle Group, Inc. (The) 3,788 223,909
Charles Schwab Corp. (The) 8,123 811,569
Coinbase Global, Inc., Class  A (a) 1,105 249,885
Interactive Brokers Group, Inc., Class  A 2,602 167,334
LPL Financial Holdings, Inc. (c) 185 66,076
Morgan Stanley (d) 3,127 555,136
Nasdaq, Inc. 4,528 439,805
Tradeweb Markets, Inc., Class  A 367 39,467
2,997,762
Shares Value
Chemicals ( 0 .9% )
Dow, Inc. 15,732 $ 367,814
Linde plc 2,020 861,308
1,229,122
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 2,272 481,505
Communications Equipment ( 1 .0% )
Cisco Systems, Inc. 17,494 1,347,563
Construction Materials ( 0 .1% )
CRH plc 1,660 207,168
Consumer Finance ( 0 .9% )
American Express Co. 2,353 870,493
Synchrony Financial 4,103 342,313
1,212,806
Consumer Staples Distribution & Retail ( 2 .0% )
Costco Wholesale Corp. (b) 1,461 1,259,879
Walmart, Inc. 14,245 1,587,035
2,846,914
Containers & Packaging ( 0 .3% )
Amcor plc (c) 51,924 433,046
Diversified Telecommunication Services ( 0 .6% )
AT&T, Inc. 33,675 836,487
Electric Utilities ( 1 .3% )
Alliant Energy Corp. 5,764 374,718
Entergy Corp. 6,556 605,971
FirstEnergy Corp. 9,165 410,317
PPL Corp. (c) 11,752 411,555
1,802,561
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 2,246 461,126
Hubbell, Inc., Class  B 553 245,593
Vertiv Holdings Co., Class  A 343 55,569
762,288
Electronic Equipment, Instruments & Components ( 0 .9% )
Corning, Inc. 6,466 566,163
TE Connectivity plc 2,948 670,699
1,236,862
Entertainment ( 2 .0% )
Netflix, Inc. (a) 11,828 1,108,993
ROBLOX Corp., Class  A (a) 2,298 186,207
Spotify Technology SA (a) 509 295,581
Walt Disney Co. (The) 5,592 636,202
Warner Bros Discovery, Inc. (a) 20,370 587,063
Warner Music Group Corp., Class  A 962 29,505
2,843,551
Financial Services ( 4 .1% )
Berkshire Hathaway, Inc., Class  B (a) 4,015 2,018,140
Block, Inc., Class  A (a) 5,150 335,214
Mastercard, Inc., Class  A 2,644 1,509,407
Rocket Cos., Inc., Class  A 6,515 126,130
Visa, Inc., Class  A (c) 5,223 1,831,758
5,820,649
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 2,331 453,007

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Ground Transportation (cont’d)
Old Dominion Freight Line, Inc. 3,100 $ 486,080
939,087
Health Care Equipment & Supplies ( 1 .3% )
Intuitive Surgical, Inc. (a) 1,283 726,640
Medtronic plc 7,407 711,517
ResMed, Inc. (c) 1,690 407,070
1,845,227
Health Care Providers & Services ( 1 .8% )
Cencora, Inc. 1,575 531,956
Centene Corp. (a) 14,201 584,371
Labcorp Holdings, Inc. 1,597 400,655
UnitedHealth Group, Inc. 3,316 1,094,645
2,611,627
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 707 157,824
Hotels, Restaurants & Leisure ( 1 .3% )
Booking Holdings, Inc. 149 797,944
Darden Restaurants, Inc. 2,269 417,541
DraftKings, Inc., Class  A (a) 1,269 43,730
Las Vegas Sands Corp. 2,518 163,897
Yum! Brands, Inc. 3,127 473,052
1,896,164
Household Durables ( 0 .3% )
PulteGroup, Inc. 3,544 415,569
Household Products ( 0 .8% )
Procter & Gamble Co. (The) 7,713 1,105,350
Industrial Conglomerates ( 0 .4% )
3M Co. 3,860 617,986
Insurance ( 2 .0% )
Brown & Brown, Inc. (c) 223 17,773
Hartford Insurance Group, Inc. (The) 3,581 493,462
Loews Corp. 3,574 376,378
Markel Group, Inc. (a) 171 367,590
Principal Financial Group, Inc. 2,873 253,427
Prudential Financial, Inc. 4,341 490,012
Travelers Cos., Inc. (The) 1,907 553,145
W. R. Berkley Corp. 4,367 306,214
2,858,001
Interactive Media & Services ( 8 .6% )
Alphabet, Inc., Class  A (b) 14,867 4,653,371
Alphabet, Inc., Class  C 13,234 4,152,829
Meta Platforms, Inc., Class  A (b) 4,980 3,287,248
Pinterest, Inc., Class  A (a) 867 22,447
12,115,895
IT Services ( 1 .5% )
Amdocs Ltd. (c) 1,299 104,582
Cloudflare, Inc., Class  A (a) 953 187,884
CoreWeave, Inc., Class  A (a)(c) 532 38,097
International Business Machines Corp. 3,404 1,008,299
MongoDB, Inc., Class  A (a) 1,363 572,037
Okta, Inc., Class  A (a) 447 38,652
Snowflake, Inc., Class  A (a) 597 130,958
2,080,509
Shares Value
Life Sciences Tools & Services ( 1 .2% )
Illumina, Inc. (a) 1,884 $ 247,105
Thermo Fisher Scientific, Inc. 1,664 964,205
West Pharmaceutical Services, Inc. 1,541 423,991
1,635,301
Machinery ( 1 .2% )
Caterpillar, Inc. 1,534 878,783
Dover Corp. 1,857 362,561
Otis Worldwide Corp. 4,961 433,343
1,674,687
Metals & Mining ( 0 .6% )
Anglogold Ashanti plc 721 61,487
Newmont Corp. 7,160 714,926
Southern Copper Corp. 522 74,891
851,304
Multi-Utilities ( 1 .2% )
Ameren Corp. 4,169 416,316
CenterPoint Energy, Inc. (c) 11,398 436,999
CMS Energy Corp. 5,400 377,622
DTE Energy Co. (c) 3,121 402,547
1,633,484
Oil, Gas & Consumable Fuels ( 3 .0% )
Cheniere Energy, Inc. 2,268 440,877
Chevron Corp. (b) 7,028 1,071,137
Devon Energy Corp. 12,542 459,413
Exxon Mobil Corp. 14,644 1,762,259
Targa Resources Corp. 2,188 403,686
Venture Global, Inc., Class  A (c) 16,429 112,046
4,249,418
Passenger Airlines ( 0 .4% )
Delta Air Lines, Inc. 7,820 542,708
Pharmaceuticals ( 4 .0% )
Eli Lilly & Co. (b) 2,492 2,678,103
Johnson & Johnson (b) 8,607 1,781,219
Merck & Co., Inc. 10,521 1,107,440
Royalty Pharma plc, Class  A 2,082 80,448
5,647,210
Professional Services ( 0 .6% )
SS&C Technologies Holdings, Inc. 4,814 420,840
TransUnion 4,936 423,262
844,102
Residential REITs ( 1 .5% )
AvalonBay Communities, Inc. (c) 2,423 439,314
Equity Residential 7,001 441,343
Essex Property Trust, Inc. 1,586 415,025
Mid-America Apartment Communities, Inc. 3,136 435,622
Sun Communities, Inc. 3,231 400,353
2,131,657
Retail REITs ( 0 .1% )
Regency Centers Corp. 2,643 182,446
Semiconductors & Semiconductor Equipment ( 13 .6% )
Advanced Micro Devices, Inc. (a) 3,706 793,677
Astera Labs, Inc. (a) 1,812 301,444
Broadcom, Inc. 11,167 3,864,899
Entegris, Inc. 3,864 325,542

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
First Solar, Inc. (a) 554 $ 144,721
KLA Corp. 699 849,341
Marvell Technology, Inc. 4,088 347,398
Microchip Technology, Inc. 6,692 426,414
Monolithic Power Systems, Inc. (c) 663 600,917
NVIDIA Corp. (b) 58,137 10,842,551
QUALCOMM, Inc. 4,121 704,897
19,201,801
Software ( 10 .6% )
AppLovin Corp., Class  A (a) 727 489,867
Atlassian Corp., Class  A (a) 240 38,914
Bentley Systems, Inc., Class  B 1,129 43,088
Circle Internet Group, Inc., Class  A (a) 541 42,901
Crowdstrike Holdings, Inc., Class  A (a) 1,119 524,542
Figma, Inc., Class  A (a)(c) 8,035 300,268
HubSpot, Inc. (a) 144 57,787
Microsoft Corp. (b) 19,253 9,311,136
Oracle Corp. 5,479 1,067,912
Palantir Technologies, Inc., Class  A (a) 6,866 1,220,432
Salesforce, Inc. 3,667 971,425
ServiceNow, Inc. (a) 3,423 524,369
Strategy, Inc., Class  A (a)(c) 585 88,891
Zoom Communications, Inc., Class  A (a) 2,792 240,922
Zscaler, Inc. (a) 525 118,083
15,040,537
Specialty Retail ( 2 .1% )
Best Buy Co., Inc. 4,923 329,496
Carvana Co., Class  A (a)(c) 937 395,433
Home Depot, Inc. (The) 3,474 1,195,403
Ross Stores, Inc. 2,882 519,164
Ulta Beauty, Inc. (a) 789 477,353
2,916,849
Technology Hardware, Storage & Peripherals ( 7 .5% )
Apple, Inc. (b) 37,962 10,320,349
IonQ, Inc. (a)(c) 3,470 155,699
Super Micro Computer, Inc. (a)(c) 6,376 186,626
10,662,674
Tobacco ( 0 .5% )
Philip Morris International, Inc. 4,775 765,910
Trading Companies & Distributors ( 0 .6% )
Ferguson Enterprises, Inc. 1,113 247,787
United Rentals, Inc. 583 471,834
Watsco, Inc. 260 87,607
807,228
Total Common Stocks
(Cost $127,094,314) 144,379,622
Short-Term Investments (4.1%)
Investment Company (2.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (e)
(Cost $2,917,160)
2,917,160 2,917,160
Shares Value
Security held as Collateral on Loaned Securities ( 2 .0% )
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71% (e)
(Cost $2,843,453)
2,843,453 $ 2,843,453
Total Short-Term Investments
(Cost $5,760,613) 5,760,613
–
Total Investments Excluding Purchased
Options ( 106 .0% ) (Cost $ 132,854,927 ) 150,140,235
Total Purchased Options Outstanding (1.6%)
(Cost $3,513,756) 2,215,735
Total Investments ( 107 .6% )
(Cost $ 136,368,683 ) including
$ 5,300,446 of Securities Loaned (f) (g) 152,355,970
Total Written Options (-5.0%)
(Premiums Received $ (5,424,282) ) (7,048,534)
Liabilities in Excess of Other Assets
(
-2.6%
) (3,613,597)
NET ASSETS (100.0%) $ 141,693,839
(a) Non-income producing security.
(b) All or a portion of the security pledged as collateral for Written options.
(c) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at December 31, 2025 , were $ 5,300,446 and $ 5,473,945 , respectively. The Fund received cash collateral of $ 2,843,453 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 2,630,492 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) For the period ended December 31, 2025, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$149,750 and proceeds from sales were $44,644, including net realized loss of $19,787.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2025,
management fees paid were reduced by $761 relating to the Fund’s investment in the Liquidity Fund.
(f) At December 31, 2025, the aggregate cost for federal income tax purposes is $136,368,683. The aggregate gross unrealized appreciation is $18,972,599 and the aggregate gross unrealized depreciation is $2,985,312, resulting in net unrealized appreciation of $15,987,287.
(g) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2025 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation
(Depreciation)
S&P 500 Index 52 USD 5,025 3/31/26 $ 35,596,600 $ 55,120 $ 643,259 $ (588,139)
S&P 500 Index 51 USD 5,575 6/30/26 34,912,050 292,740 776,312 (483,572)
S&P 500 Index 51 USD 6,000 9/30/26 34,912,050 739,500 975,200 (235,700)
S&P 500 Index 51 USD 6,185 12/31/26 34,912,050 1,128,375 1,118,985 9,390
Total $2,215,735 $3,513,756 $(1,298,021)
Call Options Written:
The Fund had the following call options written open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
52 USD 6,350 3/31/26 $ 35,596,600 $ (3,203,720) $ (1,496,777) $ (1,706,943)
S&P 500 Index
51 USD 6,900 6/30/26 34,912,050 (1,664,130) (1,149,755) (514,375)
S&P 500 Index
51 USD 7,500 9/30/26 34,912,050 (733,380) (842,514) 109,134
S&P 500 Index
51 USD 7,710 12/31/26 34,912,050 (767,550) (781,948) 14,398
Total $(6,368,780) $(4,270,994) $(2,097,786)
Put Options Written:
The Fund had the following put options written open at December 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
52 USD 3,900 3/31/26
$ 35,596,600
$ (17,264)
$ (238,016) $ 220,752
S&P 500 Index
51 USD 4,350 6/30/26
34,912,050
(96,390)
(255,323) 158,933
S&P 500 Index
51 USD 4,700 9/30/26
34,912,050
(222,360)
(319,605) 97,245
S&P 500 Index
51 USD 4,800 12/31/26
34,912,050
(343,740)
(340,344) (3,396)
Total
$(679,754)
$(1,153,288) $473,534
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 33 .2%
Other** 16 .3
Financials 12 .5
Communication Services 10 .6
Consumer Discretionary 10 .0
Health Care 9 .7
Industrials 7 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2025.
** Sectors representing less than 5% of total investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”)
market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the
Adviser or Morgan Stanley Investment Management Limited (“MSIM Limited”) (Eaton Vance High Yield ETF) or Paramet-
ric Portfolio Associated LLC (the “Sub-Advisers”) (Parametric Equity Plus ETF, Parametric Equity Income ETF and Paramet-
ric Hedged Equity ETF) each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
Trustees; (7) senior loans are valued using a price provided by an approved valuation vendor and if a valuation is not available from any of the approved valuation vendor, then a quote from the broker/dealer will be used; (8) investments in Exchange
Traded Funds are valued at market price; (9) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (10) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respec-
tively, as of the close of the New York Stock Exchange; and (11) investments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valu-
ation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These proce-
dures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC
820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants at the measurement date. ASC 820 establishes a three tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value mea-
surements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of in-
vestments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judg-
ment and considers factors specific to each security.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value each Fund's investments as of December 31, 2025:
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Calvert International Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$277,466,051
(1)
$—  $—  $277,466,051
Preferred Stocks
 52,711   —   —   52,711
Warrants
 —   —   —
(2)
 —
(2)
Short-Term Investments
Investment Company  6,031,482   —   —   6,031,482
Total Assets $283,550,244  $—  $—  $283,550,244
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Includes a security valued at zero.
Warrants
Beginning Balance
$ —
Purchases —
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation) from Investments still held as of December 31, 2025 $ —
(1) Includes a security valued at zero.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 25,729,665 $ — $ 25,729,665
Commercial Mortgage-Backed Securities — 25,377,831 — 25,377,831
Corporate Bonds — 94,725,461 — 94,725,461
U.S. Government and Agency Securities — 27,087,339 — 27,087,339
Total Fixed Income Securities — 172,920,296 — 172,920,296
Short-Term Investments
Investment Company 7,667,201 — — 7,667,201
Commercial Paper — 4,554,420 — 4,554,420
Total Short-Term Investments 7,667,201 4,554,420 — 12,221,621
Total Assets $7,667,201 $177,474,716 $— $185,141,917
Liabilities:
Foreign Currency Forward Exchange Contracts
— (22,529) — (22,529)
Futures Contracts
(1,307) — — (1,307)
Total Liabilities
$(1,307) $(22,529) $— $(23,836)
Total $7,665,894 $177,452,187 $— $185,118,081

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$689,322,631
(1)
$—  $—  $689,322,631
Short-Term Investments
Investment Company  28,988,586   —   —   28,988,586
Total Assets $718,311,217  $—  $—  $718,311,217
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$16,480,248
(1)
$—  $—  $16,480,248
Short-Term Investments
Investment Company  253,570   —   —   253,570
Total Assets $16,733,818  $—  $—  $16,733,818
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$86,248,663
(1)
$—  $—  $86,248,663
Short-Term Investments
Investment Company  10,126,221   —   —   10,126,221
Total Assets $96,374,884  $—  $—  $96,374,884
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ — $ 1,688,113 $ — $ 1,688,113
Fixed Income Securities
Asset-Backed Securities — 110,068,055 — 110,068,055
Corporate Bonds — 66,293,458 — 66,293,458
Variable Rate Senior Loan Interests — 1,116,075,760 — 1,116,075,760
Total Fixed Income Securities — 1,292,437,273 — 1,292,437,273
Short-Term Investments
Investment Company 83,401,738 — — 83,401,738
Total Assets $83,401,738 $1,294,125,386 $— $1,377,527,124

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 44,139,798 $ — $ 44,139,798
Short-Term Investments
Investment Company 376,822 — — 376,822
Municipal Bonds — 800,000 — 800,000
Total Short-Term Investments 376,822 800,000 — 1,176,822
Total Assets $376,822 $44,939,798 $— $45,316,620

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 33,444,152 $ — $ 33,444,152
Short-Term Investments
Investment Company 5,205,872 — — 5,205,872
Total Assets $5,205,872 $33,444,152 $— $38,650,024

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 50,785,002 $ — $ 50,785,002
Collateralized Mortgage Obligations — Agency Collateral
Series — 59,868,615 — 59,868,615
Commercial Mortgage-Backed Securities — 121,094,324 — 121,094,324
Corporate Bonds — 86,283,495 — 86,283,495
Sovereign — 54,497,096 — 54,497,096
Total Fixed Income Securities — 372,528,532 — 372,528,532
Short-Term Investments
Investment Company 27,111,451 — — 27,111,451
U.S. Government and Agency Security — 4,359,155 — 4,359,155
Total Short-Term Investments 27,111,451 4,359,155 — 31,470,606
Foreign Currency Forward Exchange Contracts
— 310,819 — 310,819
Futures Contracts
300,428 — — 300,428
Credit Default Swap Agreements
— 25,468 — 25,468
Centrally Cleared Interest Rate Swap Agreements
— 891,878 — 891,878
Total Assets $27,411,879 $378,115,852 $— $405,527,731
Liabilities:
Foreign Currency Forward Exchange Contracts
— (499,846) — (499,846)
Futures Contracts
(415,352) — — (415,352)
Centrally Cleared Interest Rate Swap Agreements
— (704,586) — (704,586)
Total Liabilities
$(415,352) $(1,204,432) $— $(1,619,784)
Total $26,996,527 $376,911,420 $— $403,907,947

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 1,534,356 $ — $ 1,534,356
Municipal Bonds — 127,694,057 — 127,694,057
Total Fixed Income Securities — 129,228,413 — 129,228,413
Short-Term Investments
Investment Company 10,870,258 — — 10,870,258
Municipal Bonds — 6,900,000 — 6,900,000
Total Short-Term Investments 10,870,258 6,900,000 — 17,770,258
Total Assets $10,870,258 $136,128,413 $— $146,998,671

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 167,503,190 $ — $ 167,503,190
Collateralized Mortgage Obligations — Agency Collateral
Series — 265,113,552 — 265,113,552
Commercial Mortgage-Backed Securities — 335,753,474 — 335,753,474
Corporate Bonds — 28,841,363 — 28,841,363
Total Fixed Income Securities — 797,211,579 — 797,211,579
Short-Term Investments
Investment Company 6,536,935 — — 6,536,935
Commercial Paper — 7,985,167 — 7,985,167
U.S. Government and Agency Securities — 59,630,327 — 59,630,327
Total Short-Term Investments 6,536,935 67,615,494 — 74,152,429
Foreign Currency Forward Exchange Contracts
— 1,398 — 1,398
Total Assets $6,536,935 $864,828,471 $— $871,365,406
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (18,955,469) — (18,955,469)
Foreign Currency Forward Exchange Contracts
— (535,813) — (535,813)
Futures Contracts
(257,260) — — (257,260)
Total Liabilities
$(257,260) $(19,491,282) $— $(19,748,542)
Total $6,279,675 $845,337,189 $— $851,616,864

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 179,298,224 $ — $ 179,298,224
Collateralized Mortgage Obligations — Agency Collateral
Series — 46,917,224 — 46,917,224
Commercial Mortgage-Backed Securities — 151,913,105 — 151,913,105
Corporate Bonds — 374,758,381 — 374,758,381
Sovereign — 2,829,901 — 2,829,901
U.S. Government and Agency Securities — 70,937,415 — 70,937,415
Total Fixed Income Securities — 826,654,250 — 826,654,250
Investment Companies
17,579,187 — — 17,579,187
Short-Term Investments
Investment Company 53,165,745 — — 53,165,745
U.S. Government and Agency Security — 1,719,804 — 1,719,804
Total Short-Term Investments 53,165,745 1,719,804 — 54,885,549
Futures Contracts
278,946 — — 278,946
Total Assets $71,023,878 $828,374,054 $— $899,397,932
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (20,626,188) — (20,626,188)
Futures Contracts
(361,112) — — (361,112)
Total Liabilities
$(361,112) $(20,626,188) $— $(20,987,300)
Total $70,662,766 $807,747,866 $— $878,410,632

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 4,442,968 $ — $ 4,442,968
Municipal Bonds — 475,923,315 — 475,923,315
Total Fixed Income Securities — 480,366,283 — 480,366,283
Short-Term Investments
Investment Companies 9,754,402 — — 9,754,402
Municipal Bonds — 86,855,000 — 86,855,000
Total Short-Term Investments 9,754,402 86,855,000 — 96,609,402
Total Assets $9,754,402 $567,221,283 $— $576,975,685

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 520,294,621 $ — $ 520,294,621
Collateralized Mortgage Obligations — Agency Collateral
Series — 1,142,182,322 — 1,142,182,322
Commercial Mortgage-Backed Securities — 607,532,693 — 607,532,693
Corporate Bonds — 1,127,552,109 — 1,127,552,109
Sovereign — 10,999,590 — 10,999,590
U.S. Government and Agency Securities — 1,197,958,860 — 1,197,958,860
Total Fixed Income Securities — 4,606,520,195 — 4,606,520,195
Investment Companies
42,134,301 — — 42,134,301
Short-Term Investments
Investment Company 189,720,644 — — 189,720,644
U.S. Government and Agency Security — 1,888,802 — 1,888,802
Total Short-Term Investments 189,720,644 1,888,802 — 191,609,446
Foreign Currency Forward Exchange Contracts
— 329,472 — 329,472
Futures Contracts
839,960 — — 839,960
Total Assets $232,694,905 $4,608,738,469 $— $4,841,433,374
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (92,358,986) — (92,358,986)
Foreign Currency Forward Exchange Contracts
— (921,809) — (921,809)
Futures Contracts
(1,753,204) — — (1,753,204)
Total Liabilities
$(1,753,204) $(93,280,795) $— $(95,033,999)
Total $230,941,701 $4,515,457,674 $— $4,746,399,375

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 42,685,247 $ — $ 42,685,247
Commercial Mortgage-Backed Securities — 36,191,507 — 36,191,507
Corporate Bonds — 142,519,986 — 142,519,986
U.S. Government and Agency Securities — 26,776,314 — 26,776,314
Total Fixed Income Securities — 248,173,054 — 248,173,054
Short-Term Investments
Investment Company 12,339,961 — — 12,339,961
Commercial Paper — 7,629,346 — 7,629,346
Total Short-Term Investments 12,339,961 7,629,346 — 19,969,307
Futures Contracts
5,006 — — 5,006
Total Assets $12,344,967 $255,802,400 $— $268,147,367
Liabilities:
Foreign Currency Forward Exchange Contracts
— (20,722) — (20,722)
Total $12,344,967 $255,781,678 $— $268,126,645

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$23,994,934
(1)
$—  $—  $23,994,934
Purchased Options
11,868  136,869 — 148,737
Short-Term Investments
Investment Company  1,310,639   —   —   1,310,639
Total Assets $25,317,441  $136,869  $—  $25,454,310
Liabilities:
Written Options
 (9,215)  (166,719)  —   (175,934)
Total $25,308,226  $(29,850) $—  $25,278,376
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$267,607,314
(1)
$—  $—  $267,607,314
Short-Term Investments
Investment Company  8,526,805   —   —   8,526,805
Total Assets $276,134,119  $—  $—  $276,134,119
Liabilities:
Written Options
 —   (203,442)  —   (203,442)
Total $276,134,119  $(203,442) $—  $275,930,677
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valua-
tion changes.
Parametric Hedged Equity ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$144,379,622
(1)
$—  $—  $144,379,622
Purchased Options
2,215,735  — — 2,215,735
Short-Term Investments
Investment Company  5,760,613   —   —   5,760,613
Total Assets $152,355,970  $—  $—  $152,355,970
Liabilities:
Written Options
 (7,048,534)  —   —   (7,048,534)
Total $145,307,436  $—  $—  $145,307,436
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.